UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: The following 14 series of Wells Fargo Funds Trust have a June 30 fiscal year end:

Wells Fargo Advantage Global Long/Short Fund, Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage High Yield Municipal Bond Fund, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage North Carolina Tax-Free Fund, Wells Fargo Advantage Pennsylvania Tax-Free Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Strategic Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund.

Date of reporting period: December 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage Global Long/Short Fund

Semi-Annual Report

December 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Global Long/Short Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

In December, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate near zero.

Dear Valued Shareholder:

We are pleased to provide you with the first shareholder report for the Wells Fargo Advantage Global Long/Short Fund from the Fund’s inception on November 28, 2014, through December 31, 2014. The period was marked by lingering geopolitical uncertainty as the U.S. and Europe continued to confront Russia over Ukraine and as the U.S. and its allies confronted Islamic militants (formerly known as ISIS) in Syria and Iraq. The U.S. stock market outperformed most international markets. The S&P 500 Index1, a proxy for U.S. large-cap stocks, ended the period with a 0.42% loss. Meanwhile, the MSCI EAFE Index (Net)2, a proxy for international developed markets, ended with a 3.46% loss, and the MSCI Emerging Markets Index (Net)3, a proxy for emerging markets, posted a 4.61% loss.

Major central banks continued to provide liquidity to the markets.

In December, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate near zero. This tended to support global markets given the Fed’s role in providing investor liquidity. The FOMC ended its quantitative easing program in late October 2014 (prior to the reporting period) and issued guidance that led investors to expect an interest-rate hike sometime in 2015.

The European Central Bank continued to employ a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank, while the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

The U.S. market rose against the backdrop of a challenging geopolitical situation and slowing global growth.

Geopolitical events were major negatives during the month. The ongoing standoff between the West (the U.S., Europe, and their allies) and Russia over Ukraine began in early 2014 and continued throughout the remainder of the year. As of December 2014, it seemed unlikely that the situation would result in a war between Russia and the West, though a civil war raged in Ukraine. However, economic sanctions from the West against Russia and from Russia against the West contributed to slower growth in Europe, a key Russian trading partner. In the Middle East, the advance of Islamic militants in Syria and Iraq led to airstrikes by the U.S. and its allies.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

3.	The Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) is a free float-adjusted market-capitalization-weighted index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Global Long/Short Fund	3

Market volatility increased in December as renewed fears of slowing global growth took hold and investors began to price in expectations that the FOMC was finally looking to raise short-term interest rates. Slower European growth combined with expectations of higher U.S. interest rates to send the euro lower, pressuring European returns for U.S. dollar–denominated investors. Returns in Asia were dampened by a sluggish Japanese economy as well as softness in the yen. Among countries in the MSCI EAFE Index (Net), major markets such as Japan, Germany, and France ended the period with losses. Among emerging markets, hopes for an economic soft landing in China faded as the country produced lower-than-expected economic results. Russia also posted sharply negative returns as a result of its standoff with the West.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Slower European growth combined with expectations of higher U.S. interest rates to send the euro lower, pressuring European returns for U.S. dollar–denominated investors.

4	Wells Fargo Advantage Global Long/Short Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey Everett, CFA

Dale A. Winner, CFA

Average annual total returns (%) as of December 31, 2014

		Including sales charge	Excluding sales charge	Expense ratios[1] (%)
	Inception date	Since inception	Since inception	Gross	Net[2]
Class A (WGLAX)	11-28-2014	(6.13)	(0.40)	3.21	2.81
Class C (WGLCX)	11-28-2014	(1.50)	(0.50)	3.96	3.56
Administrator Class (WGLDX)	11-28-2014	–	(0.40)	3.05	2.71
Institutional Class (WGLSX)	11-28-2014	–	(0.40)	2.78	2.51
Barclays U.S. Aggregate Bond Index[3]	–	–	0.09	–	–
Credit Suisse Liquid Alternatives Beta Index[4]	–	–	(0.28)	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. There are numerous risks associated with transactions in options on securities. Borrowing money to purchase securities or cover short positions magnifies losses and incurs expenses. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

Performance highlights (unaudited)	Wells Fargo Advantage Global Long/Short Fund	5

Ten largest long positions[5] (%) as of December 31, 2014
Hitachi Limited	2.52
Invesco Limited	2.35
Akzo Nobel NV	2.16
ABB Limited	2.11
China Everbright Limited	2.00
Siemens AG	1.93
Vodafone Group plc	1.91
Mitsubishi UFJ Financial Group Incorporated	1.90
Nomura Holdings Incorporated	1.87
American International Group Incorporated	1.84

Ten largest short positions[5] (%) as of December 31, 2014
iShares MSCI EAFE ETF	(4.01)
iShares MSCI EMU ETF	(1.51)
Nestle SA	(1.45)
Wisdomtree Investments Incorporated	(1.22)
Veolia Environnement Services	(1.18)
Kone Oyj	(1.17)
iShares MSCI Switzerland Capped ETF	(1.16)
Isetan Mitsukoshi Holdings Limited	(1.12)
Diageo plc	(1.11)
iShares MSCI Canada ETF	(1.07)

Sector allocation[6] as of December 31, 2014
	Gross Exposure (%)	Net Exposure (%)
Consumer Discretionary	8	1
Consumer Staples	8	(9)
Energy	1	2
Financials	31	69
Health Care	5	13
Industrials	16	19
Information Technology	9	24
Materials	3	8
Telecommunication Services	5	9
Other	14	(36)
	100	100

Country allocation[6] as of December 31, 2014
	Gross Exposure (%)	Net Exposure (%)
Canada	2	4
China	2	6
Finland	2	(4)
France	2	(5)
Germany	6	15
Hong Kong	5	14
Ireland	2	4
Italy	4	12
Japan	21	34
Netherlands	4	4
Switzerland	8	6
United Kingdom	10	19
United States	29	(8)
Other	3	(1)
	100	100

Please see footnotes on page 6.

6	Wells Fargo Advantage Global Long/Short Fund	Performance highlights (unaudited)

1.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

2.	The Adviser has committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.75% for Class A, 2.50% for Class C, 1.65% for Administrator Class, and 1.45% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

4.	The Credit Suisse Liquid Alternatives Beta Index reflects the returns of a dynamic basket of liquid, investable market factors selected and weighted in accordance with an algorithm that aims to approximate the returns of the universe of hedge fund managers, as represented by the Credit Suisse Hedge Fund Index. You cannot invest directly in an index.

5.	The ten largest long and short positions are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Allocation is subject to change and is calculated based on the total long-term investments of the Fund.

Fund expenses (unaudited)	Wells Fargo Advantage Global Long/Short Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2014	Ending account value 12-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$996.00	$13.48	2.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.70	$13.59	2.68%
Class C
Actual	$1,000.00	$995.00	$17.25	3.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,007.91	$17.36	3.43%
Administrator Class
Actual	$1,000.00	$996.00	$12.98	2.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.20	$13.09	2.58%
Institutional Class
Actual	$1,000.00	$996.00	$11.97	2.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.21	$12.08	2.38%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Advantage Global Long/Short Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Shares	Value

Common Stocks: 50.65%

Canada: 1.21%
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	841	$120,356

China: 1.81%
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	44,000	61,548
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	163,000	119,021

		180,569

Germany: 4.34%
Metro AG (Consumer Staples, Food & Staples Retailing) †	3,734	114,140
Siemens AG (Industrials, Industrial Conglomerates)	1,711	191,981
Volkswagen AG (Consumer Discretionary, Automobiles)	568	126,241

		432,362

Hong Kong: 3.90%
China Everbright Limited (Financials, Capital Markets)	84,000	198,776
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	10,500	122,984
Value Partners Group Limited (Financials, Capital Markets)	80,000	66,761

		388,521

Ireland: 1.14%
Endo International plc (Health Care, Pharmaceuticals) †	1,567	113,012

Italy: 3.27%
Anima Holding SpA (Financials, Capital Markets) †	11,948	60,108
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	3,560	62,359
Intesa Sanpaolo SpA (Financials, Banks)	22,014	63,860
Prysmian SpA (Industrials, Electrical Equipment)	7,659	139,576

		325,903

Japan: 12.77%
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	8,200	154,908
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	34,000	250,946
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	34,400	189,001
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	6,000	160,893
Mitsui OSK Lines Limited (Industrials, Marine)	31,000	91,845
Nomura Holdings Incorporated (Financials, Capital Markets)	32,900	186,182
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	2,000	124,635
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	8,900	113,681

		1,272,091

Netherlands: 2.16%
Akzo Nobel NV (Materials, Chemicals)	3,112	215,319

Norway: 0.62%
Marine Harvest ASA (Consumer Staples, Food Products)	4,460	61,238

Switzerland: 3.86%
ABB Limited (Industrials, Electrical Equipment)	9,938	210,633
UBS AG (Financials, Capital Markets)	3,309	54,604

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Global Long/Short Fund	9

Security name			Shares	Value

Switzerland (continued)
Zurich Financial Services AG (Financials, Insurance)			382	$119,376

				384,613

United Kingdom: 6.06%
Capita plc (Industrials, Professional Services)			5,367	89,992
Man Group plc (Financials, Capital Markets)			65,610	163,262
Smiths Group plc (Industrials, Industrial Conglomerates)			5,567	94,662
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			55,390	189,912
Wolseley plc (Industrials, Trading Companies & Distributors)			1,147	65,576

				603,404

United States: 9.51%
Agilent Technologies Incorporated (Health Care, Life Sciences Tools & Services) (b)			1,574	64,440
American International Group Incorporated (Financials, Insurance) (b)			3,278	183,601
Google Incorporated Class C (Information Technology, Internet Software & Services) †(b)			263	138,443
Invesco Limited (Financials, Capital Markets)			5,933	234,472
KKR & Company LP (Financials, Capital Markets) (b)			4,417	102,519
Merck & Company Incorporated (Health Care, Pharmaceuticals) (b)			1,087	61,731
QUALCOMM Incorporated (Information Technology, Communications Equipment) (b)			2,185	162,408

				947,614

Total Common Stocks (Cost $5,160,342)				5,045,002

		Expiration date
Participation Notes: 0.58%

China: 0.58%
HSBC Bank plc (Kweichow Moutai Company Limited) (Consumer Staples, Beverages) †		9-2-2020	1,900	58,044

Total Participation Notes (Cost $53,236)				58,044

	Strike price		Contracts
Purchased Put Options: 0.00%
S&P 500 Index	190 USD	1-2-2015	1,800	18

Total Purchased Put Options (Cost $658)				18

	Yield		Shares
Short-Term Investments: 43.77%

Investment Companies: 43.77%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		4,360,442	4,360,442

Total Short-Term Investments (Cost $4,360,442)				4,360,442

Securities Sold Short: (22.84%)

Common Stocks: (12.66%)

Finland: (1.17%)
Kone Oyj (Industrials, Machinery)			(2,571)	(117,052)

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Global Long/Short Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Shares	Value

France: (1.57%)
Peugeot SA (Consumer Discretionary, Automobiles) †	(3,172)	$(38,865)
Veolia Environnement Services (Industrials, Commercial Services & Supplies)	(6,648)	(117,755)

		(156,620)

Japan: (3.11%)
Familymart Company (Consumer Staples, Food & Staples Retailing)	(1,200)	(45,197)
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	(9,000)	(111,368)
Kintetsu Corporation (Industrials, Road & Rail)	(3,000)	(9,864)
McDonalds Holdings Company (Consumer Discretionary, Hotels, Restaurants & Leisure)	(3,900)	(85,362)
Odakyu Electric Railway Company (Industrials, Road & Rail)	(2,000)	(17,716)
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	(5,000)	(39,923)

		(309,430)

Netherlands: (0.96%)
Unilever NV (Consumer Staples, Household Products)	(2,437)	(95,330)

Philippines: (0.53%)
Philippine Long Distance Telephone Company SP ADR (Telecommunication Services, Diversified Telecommunication Services)	(828)	(52,404)

Switzerland: (2.25%)
Nestle SA (Consumer Staples, Food Products)	(1,986)	(144,781)
Schindler Holding AG (Industrials, Machinery)	(553)	(79,833)

		(224,614)

Thailand: (0.31%)
Charoen Pokphand Foods PCL (Consumer Staples, Food & Staples Retailing)	(37,300)	(30,894)

United Kingdom: (1.11%)
Diageo plc (Consumer Staples, Beverages)	(3,868)	(110,807)

United States: (1.65%)
Blackrock Incorporated (Financials, Diversified Financial Services)	(68)	(24,314)
Eaton Vance Corporation (Financials, Diversified Financial Services)	(451)	(18,459)
Wisdomtree Investments Incorporated (Financials, Diversified Financial Services)	(7,762)	(121,669)

		(164,442)

		(1,261,593)

Exchange-Traded Funds: (10.18%)

United States: (10.18%)
iShares Europe ETF	(1,470)	(62,519)
iShares MSCI Canada ETF	(3,707)	(106,984)
iShares MSCI EAFE ETF	(6,562)	(399,232)
iShares MSCI EMU ETF	(4,138)	(150,334)
iShares MSCI Philippines ETF	(1,691)	(64,596)
iShares MSCI Singapore ETF	(2,657)	(34,754)
iShares MSCI Switzerland Capped ETF	(3,633)	(115,130)

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Global Long/Short Fund	11

Security name	Shares	Value

United States (continued)
iShares MSCI Thailand Capped ETF	(719)	$(55,694)
PowerShares QQQ Trust ETF Series 1	(238)	(24,573)

		(1,013,816)

Total Securities Sold Short (Proceeds $(2,360,802))		(2,275,409)

Total investments in securities (excluding securities sold short) (Cost $9,574,678) *	95.00%	9,463,506
Total securities sold short	(22.84)	(2,275,409)
Other assets and liabilities, net	27.84	2,773,833

Total net assets	100.00%	$9,961,930

†	Non-income-earning security

(b)	All or a portion of this security is segregated as collateral for securities sold short.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $9,574,678 and unrealized gains (losses) consists of:

Gross unrealized gains	$42,309
Gross unrealized losses	(153,481)

Net unrealized losses	$(111,172)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Global Long/Short Fund	Statement of assets and liabilities—December 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $5,214,236)	$5,103,064
In affiliated securities, at value (cost $4,360,442)	4,360,442

Total investments, at value (cost $9,574,678)	9,463,506
Cash	345,279
Segregated cash for securities sold short	2,672,110
Segregated cash for written options	33,233
Receivable for dividends	489
Unrealized gains on forward foreign currency contracts	16,163
Receivable from adviser	13,185
Prepaid expenses and other assets	62,978

Total assets	12,606,943

Liabilities
Dividends payable on securities sold short	1,690
Payable for investments purchased	345,279
Written options, at value (premiums received $2,132)	2,070
Payable for securities sold short, at value (proceeds $2,360,802)	2,275,409
Distribution fee payable	66
Administration fees payable	1,170
Accrued expenses and other liabilities	19,329

Total liabilities	2,645,013

Total net assets	$9,961,930

NET ASSETS CONSIST OF
Paid-in capital	$10,000,000
Accumulated net investment loss	(19,553)
Accumulated net realized losses on investments	(8,963)
Net unrealized losses on investments	(9,554)

Total net assets	$9,961,930

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$99,594
Shares outstanding – Class A1	10,000
Net asset value per share – Class A	$9.96
Maximum offering price per share – Class A2	$10.57
Net assets – Class C	$99,529
Shares outstanding – Class C1	10,000
Net asset value per share – Class C	$9.95
Net assets – Administrator Class	$99,603
Shares outstanding – Administrator Class[1]	10,000
Net asset value per share – Administrator Class	$9.96
Net assets – Institutional Class	$9,663,204
Shares outstanding – Institutional Class[1]	970,000
Net asset value per share – Institutional Class	$9.96

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—period ended December 31, 2014 (unaudited)[1]	Wells Fargo Advantage Global Long/Short Fund	13

Investment income
Dividends	$1,409

Expenses
Advisory fee	10,929
Administration fees
Fund level	437
Class A	23
Class C	23
Administrator Class	9
Institutional Class	678
Shareholder servicing fees
Class A	22
Class C	22
Administrator Class	21
Distribution fee
Class C	66
Custody and accounting fees	1,353
Professional fees	11,887
Registration fees	5,283
Shareholder report expenses	4,227
Trustees’ fees and expenses	1,268
Dividends on securities sold short	8,147
Prime broker fees	2
Other fees and expenses	678

Total expenses	45,075
Less: Fee waivers and/or expense reimbursements	(24,113)

Net expenses	20,962

Net investment loss	(19,553)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(10,955)
Securities sold short	1,992

Net realized losses on investments	(8,963)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(111,172)
Forward foreign currency contract transactions	16,163
Securities sold short	85,393
Written options	62

Net change in unrealized gains (losses) on investments	(9,554)

Net realized and unrealized gains (losses) on investments	(18,517)

Net decrease in net assets resulting from operations	$(38,070)

1.	For the period from November 28, 2014 (commencement of operations) to December 31, 2014

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Global Long/Short Fund	Statement of changes in net assets

	Period ended December 31, 2014 (unaudited)[1]

Operations
Net investment loss		$(19,553)
Net realized losses on investments		(8,963)
Net change in unrealized gains (losses) on investments		(9,554)

Net decrease in net assets resulting from operations		(38,070)

Capital share transactions	Shares
Proceeds from shares sold
Class A	10,000	100,000
Class C	10,000	100,000
Administrator Class	10,000	100,000
Institutional Class	970,000	9,700,000

		10,000,000

Net increase in net assets resulting from capital share transactions		10,000,000

Total increase in net assets		9,961,930

Net assets
Beginning of period		0

End of period		$9,961,930

Accumulated net investment loss		$(19,553)

1.	For the period from November 28, 2014 (commencement of operations) to December 31, 2014

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Global Long/Short Fund	15

(For a share outstanding throughout the period)

CLASS A	Period ended December 31, 2014 (unaudited)[1]
Net asset value, beginning of period	$10.00
Net investment loss	(0.02)
Net realized and unrealized gains (losses) on investments	(0.02)

Total from investment operations	(0.04)
Net asset value, end of period	$9.96
Total return[2]	(0.40)%
Ratios to average net assets (annualized)
Gross expenses	5.57%[3]
Net expenses	2.68%[3]
Net investment loss	(2.52)%
Supplemental data
Portfolio turnover rate	61%
Net assets, end of period (000s omitted)	$100

1.	For the period from November 28, 2014 (commencement of class operations) to December 31, 2014

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Ratios include fees for the prime broker and expenses from dividends on securities sold short in the amount of 0.93%.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Global Long/Short Fund	Financial highlights

(For a share outstanding throughout the period)

CLASS C	Period ended December 31, 2014 (unaudited)[1]
Net asset value, beginning of period	$10.00
Net investment loss	(0.03)
Net realized and unrealized gains (losses) on investments	(0.02)

Total from investment operations	(0.05)
Net asset value, end of period	$9.95
Total return[2]	(0.50)%
Ratios to average net assets (annualized)
Gross expenses	6.32%[3]
Net expenses	3.43%[3]
Net investment loss	(3.27)%
Supplemental data
Portfolio turnover rate	61%
Net assets, end of period (000s omitted)	$100

1.	For the period from November 28, 2014 (commencement of class operations) to December 31, 2014

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Ratios include fees for the prime broker and expenses from dividends on securities sold short in the amount of 0.93%.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Global Long/Short Fund	17

(For a share outstanding throughout the period)

ADMINISTRATOR CLASS	Period ended December 31, 2014 (unaudited)[1]
Net asset value, beginning of period	$10.00
Net investment loss	(0.02)
Net realized and unrealized gains (losses) on investments	(0.02)

Total from investment operations	(0.04)
Net asset value, end of period	$9.96
Total return[2]	(0.40)%
Ratios to average net assets (annualized)
Gross expenses	5.41%[3]
Net expenses	2.58%[3]
Net investment loss	(2.42)%
Supplemental data
Portfolio turnover rate	61%
Net assets, end of period (000s omitted)	$100

1.	For the period from November 28, 2014 (commencement of class operations) to December 31, 2014

2.	Returns for periods of less than one year are not annualized.

3.	Ratios include fees for the prime broker and expenses from dividends on securities sold short in the amount of 0.93%.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Global Long/Short Fund	Financial highlights

(For a share outstanding throughout the period)

INSTITUTIONAL CLASS	Period ended December 31, 2014 (unaudited)[1]
Net asset value, beginning of period	$10.00
Net investment loss	(0.02)
Net realized and unrealized gains (losses) on investments	(0.02)

Total from investment operations	(0.04)
Net asset value, end of period	$9.96
Total return[2]	(0.40)%
Ratios to average net assets (annualized)
Gross expenses	5.14%[3]
Net expenses	2.38%[3]
Net investment loss	(2.22)%
Supplemental data
Portfolio turnover rate	61%
Net assets, end of period (000s omitted)	$9,663

1.	For the period from November 28, 2014 (commencement of class operations) to December 31, 2014

2.	Returns for periods of less than one year are not annualized.

3.	Ratios include fees for the prime broker and expenses from dividends on securities sold short in the amount of 0.93%.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Global Long/Short Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. These financial statements report on the Wells Fargo Advantage Global Long/Short Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures. Non-listed OTC options are valued at the evaluated price provided by an independent pricing service or an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2014 such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

20	Wells Fargo Advantage Global Long/Short Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or from brokers, which use prices provided by market makers, and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund

Notes to financial statements (unaudited)	Wells Fargo Advantage Global Long/Short Fund	21

sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for tax years before 2014, the year the Fund commenced operations.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Advantage Global Long/Short Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Canada	$120,356	$0	$0	$120,356
China	0	180,569	0	180,569
Germany	0	432,362	0	432,362
Hong Kong	0	388,521	0	388,521
Ireland	113,012	0	0	113,012
Italy	0	325,903	0	325,903
Japan	0	1,272,091	0	1,272,091
Netherlands	0	215,319	0	215,319
Norway	0	61,238	0	61,238
Switzerland	0	384,613	0	384,613
United Kingdom	0	603,404	0	603,404
United States	947,614	0	0	947,614

Participation notes
China	0	58,044	0	58,044

Purchased put options	0	18	0	18

Short-term investments
Investment companies	4,360,442	0	0	4,360,442
	5,541,424	3,922,082	0	9,463,506
Forward foreign currency contracts	0	16,163	0	16,163
Total assets	$5,541,424	$3,938,245	$0	$9,479,669
Liabilities

Securities sold short
Finland	0	117,052	0	117,052
France	0	156,620	0	156,620
Japan	0	309,430	0	309,430
Netherlands	0	95,330	0	95,330
Philippines	52,404	0	0	52,404
Switzerland	0	224,614	0	224,614
Thailand	30,894	0	0	30,894
United Kingdom	0	110,807	0	110,807
United States	164,442	0	0	164,442

Exchange-traded funds
United States	1,013,816	0	0	1,013,816
Written options	0	2,070	0	2,070
Total liabilities	$1,261,556	$1,015,923	$0	$2,277,479

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels at the end of the reporting period. At December 31, 2014, fair value pricing was used in pricing certain foreign securities. Common stocks valued at $3,864,020 and securities sold short valued at $1,013,853 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Notes to financial statements (unaudited)	Wells Fargo Advantage Global Long/Short Fund	23

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 1.25% and declining to 1.10% as the average daily net assets of the Fund increase. For the period from November 28, 2014 (commencement of operations) to December 31, 2014, the advisory fee was equivalent to an annual rate of 1.25% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 1.00% and declining to 0.90% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.75% for Class A shares, 2.50% for Class C shares, 1.65% for Administrator Class shares, and 1.45% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Fees for the prime broker and expenses from dividends on short positions are excluded from the expense caps.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

24	Wells Fargo Advantage Global Long/Short Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the period from November 28, 2014 (commencement of operations) to December 31, 2014 were $6,095,194 and $3,241,070, respectively.

6. DERIVATIVE TRANSACTIONS

During the period from November 28, 2014 (commencement of operations) to December 31, 2014, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At December 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at December 31, 2014	In exchange for U.S. $	Unrealized gains
3-4-2015	Morgan Stanley	153,500	GBP	$239,135	$240,097	$962
3-4-2015	Morgan Stanley	60,756,300	JPY	507,489	510,284	2,795
3-4-2015	Morgan Stanley	152,800	GBP	238,045	239,707	1,662
3-4-2015	Morgan Stanley	59,027,000	JPY	493,035	493,286	251
3-4-2015	Morgan Stanley	205,000	EUR	248,196	252,414	4,218
3-4-2015	Morgan Stanley	201,500	EUR	243,958	250,233	6,275

The Fund had an average contract amount of $1,664,972 in forward foreign currency contracts to sell during the period from November 28, 2014 (commencement of operations) to December 31, 2014.

During the period from November 28, 2014 (commencement of operations) to December 31, 2014, the Fund entered into written options for economic hedging purposes and had written call option activities as follows:

	Number of contracts	Premiums received
Options outstanding at November 28, 2014	0	$0
Options written	9	2,132
Options expired	0	0
Options closed	0	0
Options exercised	0	0
Options outstanding at December 31, 2014	9	$2,132

Open call options written at December 31, 2014 were as follow for the Fund:

Expiration date	Counterparty		Number of contracts	Strike price	Value
6-19-2015	Morgan Stanley	SPDR S&P 500 ETF Trust	9	$22	$(2,070)

The Fund had an average of 8 written option contract during the period from November 28, 2014 (commencement of operations) to December 31, 2014. As of December 31, 2014, the Fund had segregated $33,233 as cash collateral for written options.

During the period from November 28, 2014 (commencement of operations) to December 31, 2014, the Fund entered into purchased options contracts for speculative purposes and had an average of 101 purchased options contracts.

Notes to financial statements (unaudited)	Wells Fargo Advantage Global Long/Short Fund	25

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2014 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Equity contracts	Investments in unaffiliated securities, at value	$18	*	Payable for written options	$2,070
Forward foreign currency contracts	Unrealized gains on forward foreign currency contracts	16,163
		$16,181			$2,070

*	Amount relates to purchased options

The effect of derivative instruments on the Statement of Operations for the period from November 28, 2014 (commencement of operations) to December 31, 2014 was as follows for the Fund:

Amount of realized losses on unaffiliated securities*
Equity contracts	$(116)

*	Amount relates to purchased options

	Change in unrealized gains (losses) on derivatives
	Unaffiliated securities*	Forward currency contracts	Written options	Total
Equity contracts	$(640)	$0	$62	$(578)
Forward foreign currency contracts	0	16,163	0	16,163
	$(640)	$16,163	$62	$15,585

*	Amount relates to purchased options

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	Morgan Stanley	$16,163*	$0	$0	$16,163

*	Amount represents net unrealized gains.

26	Wells Fargo Advantage Global Long/Short Fund	Notes to financial statements (unaudited)

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Written options	Morgan Stanley	$2,070	$0	$(2,070)	$0

1.	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BORROWINGS

The Fund has a uncommitted credit facility to provide leverage for investment purposes or to meet unanticipated redemptions. The Fund’s borrowings under the Facility are generally charged interest at the London Interbank Offered Rate (LIBOR) plus 0.95%.

For the period from November 28, 2014 (commencement of operations) to December 31, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Global Long/Short Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Global Long/Short Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010***	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Global Long/Short Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Global Long/Short Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

230420 02-15 SA268/SAR268 12-14

Wells Fargo Advantage

California Limited-Term Tax-Free Fund

Semi-Annual Report

December 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage California Limited-Term Tax-Free Fund for the six-month period that ended December 31, 2014. Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield. In fact, the longest-dated and weakest credits had the strongest returns. Municipal bond returns—as measured by the Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country—gained 2.88% for the six-month period that ended December 31, 2014.

Longer-maturity and lower-rated municipal bonds outperformed.

At the front end of the yield curve, municipal bond yields were extremely low because of the accommodative monetary policy. Throughout the reporting period, the U.S. Federal Reserve’s (Fed’s) monetary policymaking body kept its key interest rate near zero in order to support the economy and the financial system. Policymakers said they can be patient in normalizing monetary policy and that any increases in the target range for the federal funds rate will depend on incoming economic data. During the reporting period, the Fed reduced (or tapered) the size of its quantitative easing program each month until the program ended in October 2014, although it continues to reinvest principal and interest payments of the mortgage-backed securities and Treasury bonds it holds.

Longer-term yields declined during the second half of the year, with 10-year municipal yields declining from 2.33% as of June 30, 2014 to 2.10% as of December 31, 2014. For more perspective, the yield curve was steep on a historical basis at the beginning of the period and ended the period with the difference between 30-year and 2-year yields at 237 basis points (bps; 100 bps equals 1.00%), which was only slightly wider than its historical average. Because the yield curve was steep, longer-dated securities had higher yields. Given their longer maturities (as municipal yields fell further out the curve) and their more generous yields, longer-term bond returns outpaced shorter-term bonds.

Investors were also enticed to buy lower-rated securities for their higher yields. Over the six-month period that ended December 31, 2014, AAA-rated municipal bonds returned 2.04% while BBB-rated bonds returned 4.29%, according to the Barclays Municipal Bond Index. Credit conditions continued to improve, as evidenced by an 18th consecutive quarter of positive year-over-year gains in state and local municipal revenues. In addition to better fundamental credit conditions, technical factors of limited supply alongside strong investor demand also supported municipal bonds.

Puerto Rico’s struggle, the exit of two cities from bankruptcy, and pension issues topped credit news.

Puerto Rico was the asset class’s largest single credit story. Bonds from the commonwealth returned a meager 0.79% during the six-month period as population declines, a contracting economy, and a burdensome level of debt held back results. Meanwhile, the cities of Stockton, California, and Detroit, Michigan, exited bankruptcy by curbing retiree health care benefits and bondholder recoveries but largely avoiding concessions on pensions. While these recent bankruptcies have so far treated pensions better than bonded debt, no clear precedent has been established due to the difference in general obligation

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	3

pledges and court-ordered versus negotiated concessions. Finally, underfunded pensions in Illinois, New Jersey, Pennsylvania, and Kansas gained attention for their negative fiscal effects and the political difficulties of finding a resolution.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode Adrian Van Poppel

Average annual total returns1 (%) as of December 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SFCIX)	11-18-1992	1.41	2.56	2.84	3.50	2.97	3.05	0.83	0.80
Class C (SFCCX)	8-30-2002	1.83	2.20	2.29	2.83	2.20	2.29	1.58	1.55
Administrator Class (SCTIX)	9-6-1996	–	–	–	3.74	3.17	3.29	0.77	0.60
Institutional Class (SFCNX)	10-31-2014	–	–	–	3.75	3.18	3.29	0.50	0.50
Barclays Municipal 1-5 Year Blend Index[4]	–	–	–	–	1.78	2.23	3.14	–	–
Barclays California Municipal 1-5 Year Blend Index[5]	–	–	–	–	1.78	2.37	3.20	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	5

Credit quality distribution[6] as of December 31, 2014

Effective maturity distribution[7] as of December 31, 2014

1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal 1-5 Year Blend Index is the 1-5 Year Blend Component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

5.	The Barclays California Municipal 1-5 Year Blend Index is the 1-5 Year Blend Component of the Barclays California Municipal Bond Index. You cannot invest directly in an index.

6.	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

7.	Effective maturity distribution is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2014	Ending account value 12-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,010.12	$4.05	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class C
Actual	$1,000.00	$1,006.32	$7.84	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Administrator Class
Actual	$1,000.00	$1,010.25	$3.04	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,010.35	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 96.69%

California: 92.59%
ABAG Financial Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25%	12-1-2016	$1,305,000	$1,398,608
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Health Revenue)	2.50	7-1-2019	2,250,000	2,250,315
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2015	995,000	1,015,457
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2016	1,045,000	1,103,050
ABAG Financial Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2019	730,000	832,237
ABAG Financial Authority For Nonprofit Corporations O’Connor Woods (Health Revenue)	4.00	1-1-2019	955,000	1,049,698
ABAG Financial Authority For Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2019	500,000	580,875
Acalanes CA Union High School District BAN (GO)	5.00	8-1-2017	1,000,000	1,105,580
Adelanto CA School District CAB Series B (GO, National Insured) ¤	0.00	9-1-2018	2,345,000	1,964,008
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,701,950
Alameda County CA Certificate of Participation (Miscellaneous Revenue, Ambac Insured)	5.63	12-1-2015	550,000	576,246
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,115,360
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,197,270
Alameda County CA Joint Powers Authority PUTTERs Series 2927Z (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.03	12-1-2015	3,490,000	3,490,000
Albany CA Limited Obligation Improvement Bond Act of 1915 (Miscellaneous Revenue, Ambac Insured)	4.75	9-2-2019	1,305,000	1,313,156
Alvord CA Unified School District BAN (GO) ¤	0.00	5-1-2015	5,000,000	4,996,450
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2016	305,000	301,181
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2017	155,000	159,007
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2018	475,000	506,132
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2020	1,605,000	1,823,826
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	3,245,000	3,093,199
Anaheim CA PFA Refunding Bond Series A (Miscellaneous Revenue)	5.00	5-1-2017	1,250,000	1,363,300
Anaheim CA Redevelopment Agency Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-2018	875,000	956,830
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	280,000	281,145
Bassett CA Unified School District Refunding Bond Series B (GO, Build America Mutual Assurance Company Insured) %%	5.00	8-1-2019	420,000	472,256
Bassett CA Unified School District Refunding Bond Series B (GO, Build America Mutual Assurance Company Insured) %%	5.00	8-1-2021	550,000	632,803
Bassett CA Unified School District Refunding Bond Series B (GO, Build America Mutual Assurance Company Insured) %%	5.00	8-1-2023	725,000	846,140
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	14,000,000	14,132,020
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	0.96	4-1-2045	5,000,000	5,062,450
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.88	4-1-2047	12,000,000	12,176,640

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series E (Transportation Revenue) ±	2.00%	4-1-2034	$5,000,000	$5,038,750
Brentwood CA Infrastructure Financing Authority Sub Series A (Miscellaneous Revenue, AGM Insured)	4.00	9-2-2017	3,825,000	4,082,040
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	3.00	9-2-2017	995,000	1,033,676
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	3.00	9-2-2018	1,030,000	1,076,360
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	4.00	9-2-2021	1,135,000	1,224,926
Cabrillo CA Unified School District CAB Series A (GO, Ambac Insured) ¤	0.00	8-1-2015	1,500,000	1,495,980
California (GO) ±	3.00	12-1-2032	4,000,000	4,277,800
California (GO) ±	4.00	12-1-2027	9,015,000	9,663,179
California (GO, Ambac Insured)	5.00	10-1-2016	10,000	10,040
California (GO)	5.00	10-1-2021	6,795,000	8,198,643
California (Miscellaneous Revenue)	5.00	9-1-2022	2,240,000	2,720,099
California (GO)	5.00	11-1-2022	2,500,000	3,040,825
California (Miscellaneous Revenue)	5.00	9-1-2023	10,730,000	13,164,530
California (GO)	5.00	10-1-2023	8,400,000	10,320,660
California (GO)	5.25	10-1-2022	2,750,000	3,391,383
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2015	360,000	363,578
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2016	370,000	381,008
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2017	380,000	394,748
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	4.00	6-1-2018	390,000	419,511
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2015	230,000	231,182
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2016	420,000	427,216
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.25	5-1-2017	435,000	446,358
California Department of Transportation Certificate of Participation Series A (Miscellaneous Revenue, National Insured)	5.25	3-1-2016	115,000	115,478
California Department of Veterans Affairs Home Purchase Series A (Housing Revenue)	3.50	12-1-2021	1,795,000	1,969,977
California DWR Central Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2017	6,595,000	7,412,912
California Economic Recovery Series A (Tax Revenue)	5.00	7-1-2018	3,800,000	4,338,460
California Health Facilities Financing Chinese Hospital Associates (Health Revenue)	5.00	6-1-2019	200,000	229,128
California Health Facilities Financing Fellowship Homes Incorporated (Health Revenue)	5.00	9-1-2019	1,135,000	1,264,969
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	175,000	181,741
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	740,000	764,006
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	415,000	432,974
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	205,000	210,941
California HFA CAB Home Mortgage Series B (Housing Revenue, FHA Insured) ¤	0.00	8-1-2015	5,000	4,833
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA Insured)	3.75	8-1-2020	1,195,000	1,291,365
California HFA Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.30	8-1-2015	475,000	482,253
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-2019	700,000	805,854

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25%	3-1-2023	$4,000,000	$4,744,760
California HFFA Catholic Healthcare West Series L (Health Revenue)	5.13	7-1-2022	265,000	271,519
California HFFA Memorial Health Services Series A (Health Revenue)	5.00	10-1-2023	2,475,000	2,965,743
California HFFA St. Joseph Health System Series B (Health Revenue)	5.00	7-1-2043	2,000,000	2,229,480
California HFFA St. Joseph Health System Series C (Health Revenue)	5.00	7-1-2034	9,975,000	12,050,399
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.00	8-1-2023	805,000	888,945
California Municipal Finance Authority Mobile Home Park Senior Affordable Housing Incorporated Projects Series A (Housing Revenue)	5.00	8-15-2019	515,000	585,550
California Municipal Finance Authority Northbay Healthcare Series A (Health Revenue) ±	2.14	11-1-2027	5,000,000	5,011,450
California Municipal Finance Authority Peppertree Senior Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,583,675
California Municipal Finance Authority Village Grove Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,049,990
California PCFA (Resource Recovery Revenue) ±	5.25	6-1-2023	3,245,000	3,534,584
California PFOTER PT-2802 (GO, National Insured, Dexia Credit Local SPA) ø	0.23	2-1-2025	6,110,000	6,110,000
California PFOTER Series DCL-010 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.24	8-1-2027	6,000,000	6,000,000
California Public Works Board Capital Project Series G (Miscellaneous Revenue)	5.00	11-1-2020	3,000,000	3,550,500
California Public Works Board Department of Corrections & Rehabilitation Series A (Miscellaneous Revenue)	6.50	9-1-2017	1,210,000	1,294,894
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	4.00	6-1-2018	1,625,000	1,785,258
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	5.00	10-1-2022	1,500,000	1,823,340
California Public Works Board Department of Corrections & Rehabilitation Series D (Miscellaneous Revenue, AGM Insured)	5.25	6-1-2015	260,000	264,033
California Public Works Board Department of Corrections & Rehabilitation Series E (Miscellaneous Revenue, National Insured)	5.50	6-1-2015	180,000	182,522
California Public Works Board Department of General Services Series A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2017	2,000,000	2,008,120
California Public Works Board Judicial Council Projects Series B (Miscellaneous Revenue)	5.00	10-1-2022	500,000	607,780
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.00	12-1-2019	1,000,000	1,168,720
California Public Works Board Series I (Miscellaneous Revenue)	5.00	11-1-2020	1,250,000	1,479,375
California Refunding Bond (GO)	5.25	9-1-2022	5,000,000	6,160,150
California School Cash Reserve Program Authority Series G (Miscellaneous Revenue)	2.00	2-27-2015	2,000,000	2,005,300
California School Finance Authority Coastal Academy Project Series A (Education Revenue)	5.00	10-1-2022	400,000	436,428
California Series E (GO) ±	0.94	12-1-2029	5,000,000	5,078,150
California Statewide CDA (Tax Revenue)	2.00	9-2-2015	2,000,000	2,012,560
California Statewide CDA (Health Revenue)	4.00	5-15-2017	450,000	480,839
California Statewide CDA (Education Revenue)	5.88	7-1-2022	2,190,000	2,455,581
California Statewide CDA American Baptist Homes West (Health Revenue)	4.25	10-1-2015	615,000	624,631
California Statewide CDA American Baptist Homes West Series B-3 (Health Revenue)	2.10	10-1-2019	2,930,000	2,930,879
California Statewide CDA California Baptist University Series A (Education Revenue)	5.13	11-1-2023	715,000	780,158
California Statewide CDA California Baptist University Series B (Education Revenue)	3.50	11-1-2018	975,000	998,371
California Statewide CDA Certificate of Participation (Health Revenue)	4.00	6-1-2015	325,000	329,891
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2015	1,000,000	1,026,130

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00%	11-15-2016	$1,000,000	$1,047,920
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.65	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2021	500,000	573,415
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2022	395,000	453,223
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2023	500,000	574,980
California Statewide CDA Kaiser Permanente Series E (Health Revenue)	5.00	4-1-2044	4,000,000	4,409,480
California Statewide CDA MFHR ROC (Housing Revenue, Citibank NA LIQ) 144Aø	0.54	12-14-2016	3,400,000	3,400,000
California Statewide CDA MFHR ROC (Housing Revenue, Citibank NA LIQ) 144Aø	0.54	9-6-2035	5,400,000	5,400,000
California Statewide CDA Monterey Community Hospital (Health Revenue)	3.25	6-1-2016	415,000	430,446
California Statewide CDA Pollution Control Southern California Edison Company Series A & B (Industrial Development Revenue) ±	1.90	4-1-2028	3,415,000	3,440,305
California Statewide CDA Redwoods Project (Health Revenue)	3.00	11-15-2018	400,000	424,468
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2019	250,000	288,260
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2020	210,000	245,692
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2021	200,000	236,110
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2022	200,000	237,530
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series B (Health Revenue)	3.00	8-1-2021	5,200,000	5,344,612
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Sub Series D (Health Revenue)	4.75	8-1-2020	2,000,000	2,010,340
California Statewide CDA St. Joseph Hospital (Health Revenue, AGM Insured)	4.50	7-1-2018	750,000	795,825
California Statewide CDA University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.00	5-15-2017	1,000,000	1,087,950
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2015	1,500,000	1,525,320
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2016	380,000	402,184
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2015	400,000	402,988
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2016	400,000	413,012
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2017	400,000	419,176
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	5.00	4-1-2018	400,000	436,516
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2017	415,000	431,131
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2018	300,000	313,503
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2019	540,000	562,189
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2020	775,000	898,954
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2021	855,000	1,003,796
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2022	600,000	710,634
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2019	1,165,000	1,335,451
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2020	2,295,000	2,666,629
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2021	2,425,000	2,845,907
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2022	2,550,000	3,020,424
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2023	1,735,000	2,068,051

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue, AGM Insured)	5.00%	8-1-2024	$1,770,000	$2,124,797
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series B (Tax Revenue)	4.00	8-1-2017	435,000	468,191
Centinela Valley CA Union High School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2015	375,000	372,960
Central California Unified School District Refunding (GO, AGM Insured)	4.00	7-1-2020	500,000	562,665
Central California Unified School District Refunding (GO, AGM Insured)	5.00	7-1-2021	400,000	478,740
Central California Unified School District Refunding (GO, AGM Insured)	5.00	7-1-2022	750,000	908,910
Centralia CA School District (GO, AGM Insured)	4.00	8-1-2018	375,000	406,099
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project (Miscellaneous Revenue)	4.50	10-1-2018	690,000	768,660
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project (Miscellaneous Revenue)	5.00	10-1-2021	720,000	846,907
Clovis CA PFA (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2015	375,000	384,810
Coachella Valley CA Unified School District (GO, Build America Mutual Assurance Company Insured)	4.00	8-1-2020	2,455,000	2,753,012
Coachella Valley CA Unified School District (GO, Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,508,817
Coachella Valley CA Unified School District (GO, Build America Mutual Assurance Company Insured)	4.00	8-1-2022	1,000,000	1,130,300
Colton CA PFA Series A (Utilities Revenue)	4.00	4-1-2019	415,000	458,102
Compton CA Community College District (GO)	5.00	7-1-2017	1,225,000	1,333,609
Compton CA Series A (GO)	2.75	6-1-2015	8,000,000	7,998,400
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	135,000	142,725
Compton CA Unified School District Election of 2002 CAB Series D (GO, Ambac Insured) ¤	0.00	6-1-2017	3,075,000	2,959,288
Concord CA RDA Refunding Bond (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2021	820,000	962,491
Concord CA RDA Refunding Bond (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2023	950,000	1,134,918
Contra Costa County CA Transportation Authority Series A (Tax Revenue) ±	0.47	3-1-2034	2,000,000	2,001,520
Contra Costa County CA Water District Refunding Notes Series C (Water & Sewer Revenue)	3.00	10-1-2019	3,000,000	3,239,250
Corcoran CA Unified School District (Miscellaneous Revenue, AGM Insured) ±	2.70	12-1-2039	4,500,000	4,505,985
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.00	9-1-2015	220,000	221,078
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.50	9-1-2016	445,000	451,889
Cotati-Rohnert Park CA Unified School District Series B (GO, AGM Insured) %%	2.00	8-1-2015	335,000	336,236
Cotati-Rohnert Park CA Unified School District Series B (GO, AGM Insured) %%	5.00	8-1-2020	2,275,000	2,601,167
Culver City CA Redevelopment Agency CAB Tax Allocation Series A (Tax Revenue) ¤	0.00	11-1-2019	2,575,000	2,243,701
Cypress CA Elementary School District (Miscellaneous Revenue)	2.00	5-1-2017	335,000	342,708
Cypress CA Elementary School District (Miscellaneous Revenue)	2.25	5-1-2018	455,000	467,403
Delano CA Certificate of Participation Delano Regional Medical Center (Health Revenue)	4.00	1-1-2017	1,305,000	1,360,893
Delano CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	4.00	12-1-2016	1,040,000	1,094,496
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	9-1-2019	210,000	230,813
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	250,000	293,740
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	296,608
Dixon CA Unified School District (GO, AGM Insured)	5.00	8-1-2021	1,210,000	1,440,118

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Dixon CA Unified School District (GO, AGM Insured)	5.00%	8-1-2022	$1,285,000	$1,546,806
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2016	460,000	472,503
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2017	475,000	489,169
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2018	485,000	498,939
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	5.00	10-1-2023	1,000,000	1,207,350
El Cerrito CA Redevelopment Agency Tax Allocation Series A (Tax Revenue, National Insured)	5.00	7-1-2019	580,000	580,928
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00	9-1-2018	1,000,000	1,083,240
El Dorado CA Community Facilities District #92-1 (Tax Revenue)	4.00	9-1-2017	1,135,000	1,214,927
Encinitas CA Community Facilities District Ranch Public Improvements Project (Tax Revenue)	4.00	9-1-2017	1,180,000	1,268,453
Escondido CA Union High School District CAB (GO, National Insured) ¤	0.00	5-1-2016	3,335,000	3,286,309
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2020	1,000,000	1,172,580
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2021	3,170,000	3,747,954
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2022	2,300,000	2,741,922
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2023	1,025,000	1,229,641
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2019	1,000,000	1,128,070
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2020	1,000,000	1,139,780
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2021	1,250,000	1,437,163
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2022	1,250,000	1,441,925
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2023	600,000	696,750
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2024	650,000	756,178
Fontana CA RDA Sierra Corridor Commercial Project (Tax Revenue, National Insured)	4.50	9-1-2015	825,000	847,019
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue)	5.00	1-15-2053	8,750,000	9,489,813
Fowler CA Unified School District School Facilities Improvement District #1 (GO, National Insured)	5.20	7-1-2020	1,730,000	1,891,028
Fresno CA Unified School District Series C (GO, National Insured)	5.80	2-1-2015	475,000	477,119
Fresno County CA Financing Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	3.00	8-1-2019	970,000	1,025,057
Fullerton CA Community Facilities District (Tax Revenue)	3.50	9-1-2017	565,000	597,408
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2018	610,000	660,776
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2019	665,000	727,158
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	4.00	9-1-2018	400,000	434,484
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	3.00	9-1-2017	450,000	471,263
Garden Grove CA CDA Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	770,000	868,714
Garden Grove CA CDA Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	3,015,000	3,619,357
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, National Insured)	5.75	2-1-2015	200,000	200,856
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, National Insured)	5.75	8-1-2015	265,000	272,900
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2019	125,000	146,035

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00%	12-1-2020	$140,000	$165,882
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2015	100,000	99,456
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2016	155,000	151,616
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2017	165,000	157,851
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2016	300,000	309,441
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	705,000	737,402
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2018	725,000	759,844
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2019	750,000	787,658
Hemet CA Unified School District Certificate of Participation (Miscellaneous Revenue) ø	0.69	10-1-2036	5,000,000	4,999,950
Huntington Beach CA City School District Election of 2002 (GO) %%	4.00	8-1-2019	2,875,000	3,158,188
Huntington Beach CA City School District Election of 2002 (GO) %%	4.00	8-1-2021	505,000	566,347
Huntington Beach CA City School District Election of 2002 (GO) %%	5.00	8-1-2020	3,150,000	3,658,001
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	855,554
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2016	265,000	279,101
Industry CA PFA Tax Allocation Revenue Bond (Tax Revenue, National Insured)	4.00	5-1-2018	1,000,000	1,007,060
Inglewood CA PFA (Miscellaneous Revenue)	5.00	8-1-2016	1,000,000	1,053,440
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.00	10-15-2015	1,500,000	1,552,215
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	2,500,000	2,517,125
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,000,000	3,146,400
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-2018	1,325,000	1,445,403
Irvine CA Public Facilities & Infrastructure Authority Series A (Miscellaneous Revenue)	3.00	9-2-2018	1,195,000	1,232,547
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2020	320,000	371,078
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2021	340,000	396,967
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2022	365,000	429,200
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2023	375,000	444,225
JPMorgan Chase Putters Drivers Trust Series 4483Z California Statewide CDA Kaiser Permanente Series A (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.19	10-1-2020	4,550,000	4,550,000
Jurupa CA PFA Series A (Tax Revenue)	5.00	9-1-2020	550,000	637,313
Keyes CA Unified School District CAB (GO, National Insured) ¤	0.00	8-1-2015	150,000	148,676
Keyes CA Unified School District CAB (GO, National Insured) ¤	0.00	8-1-2016	155,000	150,102
La Habra CA School District Refunding Bond (GO) %%	5.00	8-1-2019	950,000	1,072,978
La Habra CA School District Refunding Bond (GO) %%	5.00	8-1-2020	1,045,000	1,200,454
La Habra CA School District Refunding Bond (GO) %%	5.00	8-1-2021	805,000	934,742
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2019	1,150,000	1,317,475
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2020	1,045,000	1,210,894
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2021	565,000	675,209
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2022	615,000	738,738
Lake Elsinore CA PFFA (Tax Revenue, Ambac Insured)	4.00	9-1-2016	1,830,000	1,904,261
Lake Elsinore CA School Financing Authority (Tax Revenue)	3.00	9-1-2016	1,420,000	1,449,948
Lammersville CA Joint Unified School Community Facilities District #2002 (Tax Revenue)	2.00	9-1-2015	750,000	757,208
Lancaster CA RDA Combined Project Areas (Tax Revenue)	4.75	8-1-2015	585,000	596,659
Lee Lake CA Public Financing Authority Senior Lien Series A (Tax Revenue)	4.00	9-1-2017	1,620,000	1,734,080

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00%	11-15-2015	$1,250,000	$1,293,638
Long Beach CA Harbor AMT Series A (Airport Revenue, National Insured)	5.00	5-15-2016	500,000	508,700
Los Alamitos CA Unified School District TRAN (GO) ¤	0.00	9-1-2016	1,000,000	993,960
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	9-1-2015	375,000	386,258
Los Angeles CA Community Facilities District #4 Playa Vista Phase 1 (Tax Revenue)	5.00	9-1-2020	600,000	698,046
Los Angeles CA Community Facilities District #4 Playa Vista Phase 1 (Tax Revenue)	5.00	9-1-2021	550,000	648,846
Los Angeles CA Convention & Exhibit Center Authority Series A (Miscellaneous Revenue)	5.00	8-15-2020	2,000,000	2,285,760
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	3.00	5-1-2022	925,000	983,913
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	5.00	3-1-2022	5,000,000	6,001,250
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	5.00	5-1-2023	475,000	576,166
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2021	300,000	356,895
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2022	350,000	421,113
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2023	350,000	424,543
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,875,000	2,223,281
Los Angeles CA Unified School District Certificate of Participation Multiple Properties Series A (Miscellaneous Revenue)	5.00	12-1-2015	1,750,000	1,827,105
Los Angeles CA Unified School District Election of 2004 Series F (GO, FGIC Insured)	5.00	7-1-2020	2,500,000	2,672,600
Los Angeles CA Unified School District Refunding Bond Series D (GO)	5.00	7-1-2023	6,180,000	7,628,221
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2015	1,835,000	1,926,860
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2016	3,285,000	3,604,466
Los Angeles County CA Certificate of Participation CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00	3-1-2017	675,000	660,528
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-2019	750,000	755,828
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2017	7,880,000	8,745,303
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, National Insured)	5.00	12-1-2016	1,715,000	1,787,819
Los Angeles County CA Public Works Financing Authority Master Project Series B (Miscellaneous Revenue, National Insured)	5.00	9-1-2018	400,000	431,216
Los Angeles County CA Public Works Multiple Capital Projects (Miscellaneous Revenue)	5.00	8-1-2020	500,000	588,155
Los Angeles County CA Redevelopment Refunding Authority Hollywood Redevelopment Project (Tax Revenue)	5.00	7-1-2019	1,780,000	2,056,843
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2018	2,570,000	2,890,942
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2019	2,545,000	2,915,628
Los Angeles County CA Regional Financing Authority MonteCedro Incorporated Project (Health Revenue)	3.00	11-15-2021	2,750,000	2,794,248
Los Angeles County CA Schools Regionalized Business Services Corporation Series A (Miscellaneous Revenue, AGM Insured)	3.00	9-1-2017	595,000	619,443
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2016	1,000,000	1,056,970
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2017	1,010,000	1,101,557
Lynwood CA Unified School District BAN Series A (GO)	5.00	8-1-2017	3,000,000	3,282,510
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.25	6-1-2018	1,115,000	1,189,025

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00%	6-1-2015	$1,020,000	$1,031,771
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	1,085,000	1,142,104
Merced CA Union High School CAB Series A (GO, National Insured) ¤	0.00	8-1-2019	2,190,000	1,994,389
Merrill Lynch PFOTER Series PT-4211 (GO, Dexia Credit Local SPA) 144Aø	0.23	2-1-2025	12,860,000	12,860,000
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.00	9-1-2018	595,000	640,416
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.50	9-1-2019	605,000	667,684
Modesto CA Irrigation District Electric Refunding Bond Series A (Utilities Revenue)	5.00	7-1-2020	500,000	591,775
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2016	725,000	760,619
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2017	755,000	809,269
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2018	785,000	852,149
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2019	815,000	892,898
Montclair CA PFA Public Facilities Projects (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	500,000	539,865
Murrieta CA PFA (Tax Revenue)	5.00	9-1-2017	870,000	950,388
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2017	955,000	1,003,820
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2018	1,025,000	1,084,522
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2019	1,000,000	1,056,970
Newhall CA School District (Miscellaneous Revenue) ¤	0.00	8-1-2018	15,680,000	15,089,648
Newhall CA School District BAN School Facilities Improvement (GO) ¤	0.00	8-1-2017	9,000,000	8,838,990
North City CA West School Facilities Financing Authority Series C (Tax Revenue, Ambac Insured)	5.00	9-1-2018	1,125,000	1,258,504
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	280,000	305,892
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	350,000	384,864
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	610,000	664,003
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	625,000	682,794
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	650,000	714,747
Oak Valley CA Hospital District Refunding (GO)	4.00	7-1-2020	500,000	554,735
Oak Valley CA Hospital District Refunding (GO)	5.00	7-1-2021	950,000	1,119,442
Oak Valley CA Hospital District Refunding (GO)	5.00	7-1-2022	750,000	887,093
Oak Valley CA Hospital District Refunding (GO)	5.00	7-1-2023	755,000	894,305
Oakland CA Joint Powers Financing Authority Series A1 (Miscellaneous Revenue, AGM Insured)	5.25	1-1-2017	1,885,000	2,032,690
Oakland CA Redevelopment Agency Refunding Sub Housing Set-Aside Series A (Tax Revenue, Ambac Insured)	5.00	9-1-2018	2,000,000	2,121,680
Oakland CA Successor Agency Refunding Sub Lien Central District Redevelopment Project (Tax Revenue)	4.00	9-1-2018	3,215,000	3,513,031
Oakland CA Unified School District (GO, National Insured)	4.00	8-1-2015	185,000	188,633
Oakland CA Unified School District Alameda County Election of 2000 (GO, National Insured)	5.00	8-1-2015	500,000	512,725
Oakland CA Unified School District Alameda County Election of 2000 (GO, National Insured)	5.00	8-1-2016	530,000	542,980
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2015	640,000	647,923
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2016	540,000	554,980
Oakland CA Unified School District Alameda County Election of 2012 (GO)	4.00	8-1-2015	3,725,000	3,792,758
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2016	3,425,000	3,627,075

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00%	8-1-2017	$2,250,000	$2,442,083
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2018	200,000	226,688
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2019	1,085,000	1,253,728
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	3-1-2020	1,110,000	1,286,579
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2020	1,140,000	1,330,950
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-2019	660,000	665,135
Oxnard CA Financing Authority Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2021	735,000	856,451
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2015	1,960,000	2,008,000
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2018	2,275,000	2,531,779
Pacifica CA Certificate of Participation City of Pacifica Financing Authority (Miscellaneous Revenue, Ambac Insured)	4.50	1-1-2016	365,000	378,647
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue)	3.00	11-1-2017	1,280,000	1,342,246
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2015	285,000	288,380
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2016	330,000	337,923
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	9-2-2018	415,000	432,633
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-2021	450,000	492,750
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	806,106	864,074
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-2016	250,000	247,305
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-2017	880,000	852,342
Palomar Pomerado CA Health System CAB (GO, National Insured) ¤	0.00	8-1-2017	2,000,000	1,934,160
Patterson CA Joint Unified School District CAB Series A (GO, National Insured) ¤	0.00	8-1-2015	140,000	139,159
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2015	600,000	602,940
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2016	635,000	640,525
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2017	670,000	671,112
Pioneers CA Memorial Healthcare District (GO)	4.00	10-1-2015	400,000	408,816
Pioneers CA Memorial Healthcare District (GO)	4.00	10-1-2017	810,000	859,264
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2021	1,885,000	2,224,112
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2022	1,305,000	1,551,736
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2023	780,000	934,003
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2018	555,000	603,013
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	580,000	636,863
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	694,548
Pleasant Valley CA Unified School District Ventura County PFOTER (GO, National Insured, Dexia Bank SPA) ø	0.25	8-1-2031	4,120,000	4,120,000
Pomona CA Public Financing Authority Unrefunded Balance Merfed Redevelopment (Tax Revenue, Ambac Insured)	5.25	2-1-2018	725,000	727,284
Pomona Valley CA Educational Joint Powers Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2016	805,000	846,184
Pomona Valley CA Educational Joint Powers Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2017	1,635,000	1,755,042

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	17

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Poway CA RDA Paguay Project Series A (Tax Revenue, National Insured)	5.25%	6-15-2017	$1,190,000	$1,194,891
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2017	625,000	652,913
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2018	755,000	791,210
Poway CA Unified School District (Tax Revenue)	4.00	9-15-2020	335,000	368,889
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2017	500,000	535,210
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2018	450,000	487,458
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	332,469
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	205,655
Poway CA Unified School District Series C (Tax Revenue)	4.00	9-15-2019	475,000	518,368
Poway CA Unified School District Series C (Tax Revenue)	4.00	9-15-2020	510,000	557,976
Rancho Cucamonga CA Redevelopment Agency Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2021	1,000,000	1,192,990
Rancho Cucamonga CA Redevelopment Agency Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2023	1,350,000	1,642,775
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.13	9-1-2015	675,000	686,529
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.50	9-1-2016	725,000	756,385
Redondo Beach CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured)	5.00	8-1-2023	500,000	609,535
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2016	225,000	222,395
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2018	345,000	325,307
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2020	460,000	405,978
Ridgecrest CA Redevelopment Agency Ridgecrest Project (Tax Revenue)	3.75	6-30-2015	630,000	640,338
Riverside CA Community College District Election of 2004 Series D (GO) ¤	0.00	8-1-2020	535,000	476,102
Riverside CA PFA Local Measure A Certificate of Participation Riverside Pavement Rehabilitation Project (Tax Revenue, AGM Insured)	5.00	6-1-2023	845,000	996,475
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-2018	1,735,000	1,879,421
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2016	640,000	679,162
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2017	490,000	531,283
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2016	2,395,000	2,357,111
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2019	1,000,000	909,070
Riverside County CA PFA Indian Wells Refunding Project (Tax Revenue, AGM Insured)	5.00	9-1-2020	1,610,000	1,888,498
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, National Insured)	4.50	10-1-2015	130,000	133,743
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2018	810,000	875,877
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2020	795,000	877,171
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	5.00	5-1-2019	840,000	953,316
Robla CA School District Series B (GO, National Insured) ¤	0.00	8-1-2018	560,000	520,800
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2015	1,000,000	1,004,900
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	1,050,000	1,188,075

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00%	3-1-2020	$1,185,000	$1,358,994
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2021	830,000	962,211
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	907,510
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2023	815,000	963,232
Sacramento CA Regional Art Facilities Financing Authority Certificate of Participation (Miscellaneous Revenue, Ambac Insured)	4.10	9-1-2015	150,000	150,372
Sacramento CA Regional Transportation District Farebox Revenue (Transportation Revenue)	5.00	3-1-2019	500,000	566,610
Sacramento County CA Public Facilities Projects (Miscellaneous Revenue, Ambac Insured)	4.50	2-1-2016	155,000	162,003
Sacramento County CA Public Facilities Projects (Miscellaneous Revenue, Ambac Insured)	4.50	2-1-2016	285,000	296,448
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	1,000,000	1,152,420
San Bernardino County CA Certificate of Participation Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00	7-1-2015	1,075,000	1,095,468
San Bernardino County CA Certificate of Participation Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00	7-1-2016	430,000	451,848
San Bernardino County CA Certificate of Participation Medical Centre Financing Project (Miscellaneous Revenue, National Insured)	5.50	8-1-2017	860,000	911,196
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	2,000,000	2,359,240
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2021	2,585,000	3,236,549
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2016	415,000	440,888
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2018	460,000	512,104
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-15-2016	1,825,000	1,920,229
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.50	9-1-2015	365,000	372,318
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00	9-1-2016	380,000	400,064
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	9-1-2017	345,000	374,843
San Diego CA RDA Tax Allocation Center Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-2018	635,000	594,538
San Diego CA RDA Tax Allocation Center Series A (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.25	9-1-2015	2,215,000	2,223,749
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2016	400,000	412,360
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2017	205,000	213,370
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	4.00	8-1-2017	885,000	944,171
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	5.00	8-1-2018	500,000	561,355
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	5.00	8-1-2019	555,000	632,511
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2016	310,000	328,101
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2018	400,000	447,316
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2020	500,000	574,230
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2022	375,000	433,991
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.00	8-1-2015	910,000	933,969
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.25	8-1-2018	2,000,000	2,023,680
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series C (Tax Revenue)	5.00	8-1-2021	2,000,000	2,370,060
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series C (Tax Revenue)	5.00	8-1-2022	500,000	596,840

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	19

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Gorgonio CA Memorial Healthcare Refunding (GO)	5.00%	8-1-2021	$275,000	$322,363
San Gorgonio CA Memorial Healthcare Refunding (GO)	5.00	8-1-2022	500,000	588,060
San Gorgonio CA Memorial Healthcare Refunding (GO)	5.00	8-1-2023	1,000,000	1,181,170
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2015	2,830,000	2,829,236
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue)	5.00	1-15-2017	1,000,000	1,086,040
San Jose CA Airport Series A (Airport Revenue, Ambac Insured)	5.50	3-1-2018	4,350,000	4,911,237
San Jose CA Airport Series A (Airport Revenue, AGM/Ambac Insured)	5.50	3-1-2019	5,220,000	5,709,271
San Jose CA Airport Series B PUTTER (Airport Revenue, Ambac/AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.16	9-1-2030	900,000	900,000
San Jose CA Convention Center Expansion & Renovation Project (Tax Revenue)	5.25	5-1-2023	1,465,000	1,728,744
San Jose CA Financing Authority Convention Center Project Series F (Miscellaneous Revenue, National Insured)	5.00	9-1-2015	1,000,000	1,007,620
San Jose CA Libraries & Parks Project (GO)	5.00	9-1-2017	715,000	717,831
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	4.36	8-1-2016	400,000	401,280
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	4.54	8-1-2018	1,035,000	1,038,436
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	5.00	8-1-2017	2,000,000	2,053,740
San Jose CA Redevelopment Agency Series A (Tax Revenue)	6.13	8-1-2015	280,000	287,073
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project (Tax Revenue, National Insured)	4.50	8-1-2015	500,000	501,625
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project Series A (Tax Revenue, National Insured)	5.25	8-1-2019	1,125,000	1,129,511
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project Series A-1 (Tax Revenue)	5.00	8-1-2022	800,000	899,168
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project Series D (Tax Revenue, Ambac Insured)	5.00	8-1-2021	2,635,000	2,879,765
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	100,000	112,806
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	100,000	114,683
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2015	430,000	436,330
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2016	445,000	458,719
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2017	455,000	472,841
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-2018	1,000,000	1,083,240
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	220,000	257,110
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	270,000	318,524
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	297,895
San Mateo County CA Joint Power Authority Capital Projects Program (Miscellaneous Revenue, National Insured)	6.50	7-1-2015	105,000	107,905
San Mateo County CA Transportation Authority Series A (Tax Revenue, National Insured) ¤	0.00	12-1-2018	270,000	249,720
San Mateo-Foster City CA School District (GO) %%	5.00	8-15-2020	2,000,000	2,321,480
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2021	1,775,000	2,087,862
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2022	1,865,000	2,213,177
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2023	1,945,000	2,318,284

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25%	9-1-2019	$1,000,000	$1,142,950
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO) ¤	0.00	8-1-2020	1,815,000	1,609,832
Santa Clara County CA Financing Authority Capital Projects Series A (Miscellaneous Revenue)	4.00	2-1-2024	6,000,000	6,681,420
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2020	150,000	166,602
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2021	125,000	146,864
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2022	165,000	195,690
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2016	495,000	528,596
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2017	495,000	543,416
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	625,000	716,019
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,158,750
Santa Fe Springs CA Community Development Commission Consolidated Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	9-1-2017	750,000	824,685
Santa Margarita CA Water District Community Facilities District #99-1 (Tax Revenue)	5.00	9-1-2021	500,000	591,685
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, National Insured) ¤	0.00	8-1-2015	500,000	499,120
Signal Hill CA Redevelopment Project #1 (Tax Revenue)	4.13	10-1-2016	550,000	569,454
Simi Valley CA Unified School District Certificate of Participation (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2017	550,000	584,001
Solana Beach CA School District Special Tax PFA (Tax Revenue)	3.00	9-1-2016	450,000	466,070
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2018	330,000	357,469
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2019	735,000	803,700
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2015	1,315,000	1,334,646
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2016	1,345,000	1,392,680
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2017	1,485,000	1,556,325
South San Francisco CA Unified School District BAN Series D (GO) ¤	0.00	5-15-2017	3,000,000	2,935,110
South Western CA Community College District Refunding Bond (GO) %%	5.00	8-1-2019	2,230,000	2,537,138
South Western CA Community College District Refunding Bond (GO) %%	5.00	8-1-2020	1,250,000	1,444,713
South Western CA Community College District Refunding Bond (GO) %%	5.00	8-1-2021	2,710,000	3,168,532
Southern California Public Power Authority Hydroelectric Power Project Series A (Utilities Revenue, AGM Insured)	5.25	10-1-2015	500,000	502,085
Southern Mono Healthcare District (GO)	3.00	8-1-2015	550,000	556,732
Southern Mono Healthcare District (GO)	3.00	8-1-2016	615,000	631,667
Southern Mono Healthcare District (GO)	3.00	8-1-2017	300,000	309,669
Southern Mono Healthcare District (GO)	4.00	8-1-2019	845,000	911,772
Stanislaus County CA Schools Infrastructure Financing Agency (Tax Revenue, AGM Insured)	5.00	9-1-2021	1,300,000	1,537,185
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2017	400,000	431,120
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2018	410,000	446,716
Successor Agency to the Morgan Hill CA Redevelopment Agency Series A (Tax Revenue)	5.00	9-1-2021	1,055,000	1,256,421

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	21

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00%	4-1-2017	$460,000	$489,564
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	400,000	444,648
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	580,000	657,256
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2018	750,000	810,000
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	550,000	611,391
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	1,450,000	1,643,140
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.50	9-1-2025	160,000	180,624
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	310,000	363,537
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	300,000	355,005
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2023	265,000	314,208
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	150,000	175,739
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2020	405,000	474,332
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2021	425,000	502,469
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2022	445,000	530,004
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2023	470,000	564,573
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue, AGM Insured)	5.00	10-1-2024	485,000	587,801
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2020	365,000	427,484
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2021	645,000	762,571
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2022	240,000	285,845
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2023	460,000	552,561
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2024	490,000	593,860
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2020	600,000	695,250
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2021	600,000	703,620
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2022	1,050,000	1,242,518
Sulphur Springs CA Unified School District BAN Series A (Miscellaneous Revenue) ¤	0.00	1-1-2018	2,750,000	2,652,265
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2016	150,000	155,442
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2017	300,000	314,175

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00%	9-1-2018	$555,000	$583,150
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	595,000	626,345
Sweetwater CA Union High School District Public Financing Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2018	1,500,000	1,697,265
Sweetwater CA Union High School District Public Financing Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	1,000,000	1,153,230
Sweetwater CA Union High School District Refunding Bond (GO, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	620,000	737,068
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2016	380,000	393,057
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2017	395,000	412,072
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2018	405,000	423,772
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-2018	870,000	896,622
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2016	1,185,000	1,226,522
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2017	1,250,000	1,305,375
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, National Insured)	5.45	9-1-2018	1,095,000	1,098,515
Twin Rivers CA Unified School District Facility Bridge Funding Program (Miscellaneous Revenue, AGM Insured) ±	3.20	6-1-2027	4,150,000	4,153,611
Twin Rivers CA Unified School District Series A (GO, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	385,000	427,893
Twin Rivers CA Unified School District Series A (GO, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	598,903
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.00	12-1-2015	210,000	216,676
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.38	12-1-2016	475,000	506,588
University of California Series AK (Education Revenue)	5.00	5-15-2048	10,000,000	12,289,600
Upland CA Successor Agency Merged Project Tax Allocation (Tax Revenue, AGM Insured)	5.00	9-1-2023	1,000,000	1,194,540
Vacaville CA Unified School District Series C (GO, Build America Mutual Assurance Company Insured) %%	5.00	8-1-2022	675,000	791,579
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	387,079
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	416,869
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	665,000	787,619
Val Verde CA Unified School District BAN (GO)	3.00	8-1-2018	5,000,000	5,162,000
Vallejo CA Refunding Bond Series 2006 (Water & Sewer Revenue, National Insured)	5.00	5-1-2015	500,000	507,885
Vallejo CA Refunding Bond Series 2006 (Water & Sewer Revenue, National Insured)	5.00	5-1-2019	790,000	829,737
Vallejo CA Refunding Bond Series 2006 (Water & Sewer Revenue, National Insured)	5.00	5-1-2021	1,500,000	1,568,235
Vallejo CA Unified School District Series A (GO, National Insured)	5.60	2-1-2016	1,080,000	1,134,972
Vallejo CA Unified School District Series A (GO, National Insured)	5.90	2-1-2018	2,065,000	2,342,495
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2019	375,000	436,523
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2020	250,000	295,110
Victor Valley CA Joint Unified School District CAB (GO, AGM Insured) ¤	0.00	8-1-2015	280,000	279,580
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2020	250,000	278,908
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2021	250,000	279,473
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2022	335,000	398,024
Walnut CA Energy Center Authority Refunding Series A (Utilities Revenue)	5.00	1-1-2021	500,000	593,425

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	23

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Walnut CA Improvement Agency Refunding Walnut Improvement Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00%	3-1-2017	$850,000	$902,887
Washington Township CA Health Care District (Health Revenue)	5.00	7-1-2018	1,750,000	1,756,615
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2017	1,125,000	1,217,216
West Contra Costa CA Unified School District (GO, National Insured) ¤	0.00	8-1-2015	500,000	498,660
West Contra Costa CA Unified School District (GO, AGM Insured)	5.00	8-1-2016	1,055,000	1,132,416
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-2017	325,000	349,973
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-2018	575,000	628,820
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	5.00	9-1-2015	200,000	206,004
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2016	265,000	272,221
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2017	270,000	279,407
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-2018	275,000	286,234
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-2019	285,000	299,452
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	9-1-2020	290,000	338,575
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2016	560,000	588,862
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2017	570,000	610,139
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2019	1,830,000	2,001,050
Windsor CA Redevelopment Successor Agency Windsor Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	3.00	9-1-2017	615,000	643,235

				841,541,795

Guam: 0.21%
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,640,000	1,891,576

Illinois: 0.62%
Chicago IL Refunding Bond (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.16	1-1-2034	5,615,000	5,615,000

New York: 2.11%
JPMorgan Chase PUTTER/DRIVERs Trust Series 3600Z New York Thruway Authority (Tax Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.16	1-1-2016	6,500,000	6,500,000
Nassau County NY Health Care Corporation RAN (Health Revenue)	2.25	1-15-2015	1,000,000	1,000,500
New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	0.16	11-1-2022	4,500,000	4,500,000
New York NY Various Sub Series H-5 (GO, Dexia Credit Local LOC) ø	0.16	3-1-2034	7,190,000	7,190,000

				19,190,500

Puerto Rico: 1.10%
Puerto Rico HFA Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2016	1,815,000	1,820,699
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2016	2,440,000	2,640,617
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2017	1,895,000	2,119,160
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	1,250,000	1,439,488
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue)	5.00	12-1-2019	1,000,000	1,002,800
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	1,000,000	1,002,008

				10,024,772

Wisconsin: 0.06%
Wisconsin PFA Senior Living 50 Rose Villa Project Series B-3 (Health Revenue)	3.75	11-15-2019	500,000	506,725

Total Municipal Obligations (Cost $857,608,365)				878,770,368

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other: 0.27%
Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares 144Aø	0.51%	7-1-2018	$2,500,000	$2,498,000

Total Other (Cost $2,500,000)				2,498,000

	Yield		Shares
Short-Term Investments: 4.86%

Investment Companies: 4.86%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)##	0.01		44,135,521	44,135,521

Total Short-Term Investments (Cost $44,135,521)				44,135,521

Total investments in securities (Cost $904,243,886) *	101.82%	925,403,889
Other assets and liabilities, net	(1.82)	(16,553,808)

Total net assets	100.00%	$908,850,081

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $904,244,040 and unrealized gains (losses) consists of:

Gross unrealized gains	$21,479,671
Gross unrealized losses	(319,822)

Net unrealized gains	$21,159,849

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	25

Assets
Investments
In unaffiliated securities, at value (cost $860,108,365)	$881,268,368
In affiliated securities, at value (cost $44,135,521)	44,135,521

Total investments, at value (cost $904,243,886)	925,403,889
Receivable for investments sold	610,593
Receivable for Fund shares sold	2,195,951
Receivable for interest	7,986,096
Prepaid expenses and other assets	62,334

Total assets	936,258,863

Liabilities
Dividends payable	589,992
Payable for investments purchased	25,644,776
Payable for Fund shares redeemed	626,957
Advisory fee payable	175,011
Distribution fee payable	22,476
Administration fees payable	128,790
Accrued expenses and other liabilities	220,780

Total liabilities	27,408,782

Total net assets	$908,850,081

NET ASSETS CONSIST OF
Paid-in capital	$888,117,869
Undistributed net investment income	371,767
Accumulated net realized losses on investments	(799,558)
Net unrealized gains on investments	21,160,003

Total net assets	$908,850,081

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$208,234,272
Shares outstanding – Class A1	19,118,952
Net asset value per share – Class A	$10.89
Maximum offering price per share – Class A2	$11.11
Net assets – Class C	$34,290,408
Shares outstanding – Class C1	3,148,802
Net asset value per share – Class C	$10.89
Net assets – Administrator Class	$586,203,921
Shares outstanding – Administrator Class[1]	54,668,227
Net asset value per share – Administrator Class	$10.72
Net assets – Institutional Class	$80,121,480
Shares outstanding – Institutional Class[1]	7,472,254
Net asset value per share – Institutional Class	$10.72

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Statement of operations—six months ended December 31, 2014 (unaudited)

Investment income
Interest	$9,790,854
Income from affiliated securities	7,535

Total investment income	9,798,389

Expenses
Advisory fee	1,476,830
Administration fees
Fund level	217,458
Class A	167,968
Class C	27,850
Administrator Class	303,388
Institutional Class	7,312	[1]
Shareholder servicing fees
Class A	262,449
Class C	43,516
Administrator Class	758,472
Distribution fee
Class C	130,546
Custody and accounting fees	24,814
Professional fees	20,853
Registration fees	30,330
Shareholder report expenses	9,922
Trustees’ fees and expenses	6,035
Other fees and expenses	8,913

Total expenses	3,496,656
Less: Fee waivers and/or expense reimbursements	(521,322)

Net expenses	2,975,334

Net investment income	6,823,055

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	675,147
Net change in unrealized gains (losses) on investments	1,419,117

Net realized and unrealized gains (losses) on investments	2,094,264

Net increase in net assets resulting from operations	$8,917,319

1.	For the period from October 31, 2014 (commencement of class operations) to December 31, 2014

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage California Limited-Term Tax-Free Fund	27

	Six months ended December 31, 2014 (unaudited)		Year ended June 30, 2014

Operations
Net investment income		$6,823,055		$11,978,484
Net realized gains (losses) on investments		675,147		(193,048)
Net change in unrealized gains (losses) on investments		1,419,117		13,696,884

Net increase in net assets resulting from operations		8,917,319		25,482,320

Distributions to shareholders from
Net investment income
Class A		(1,522,036)		(3,002,690)
Class C		(122,175)		(326,986)
Administrator Class		(5,022,507)		(8,648,808)
Institutional Class		(156,337)[1]		N/A

Total distributions to shareholders		(6,823,055)		(11,978,484)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,290,121	46,726,164	10,555,859	113,313,375
Class C	252,381	2,750,281	924,609	9,918,506
Administrator Class	23,066,048	247,388,230	37,337,801	394,931,236
Institutional Class	7,542,001 [1]	80,854,329 [1]	N/A	N/A

		377,719,004		518,163,117

Reinvestment of distributions
Class A	121,744	1,326,982	262,989	2,828,394
Class C	10,121	110,267	27,587	296,457
Administrator Class	185,643	1,992,072	298,828	3,164,687
Institutional Class	3 [1]	31 [1]	N/A	N/A

		3,429,352		6,289,538

Payment for shares redeemed
Class A	(4,006,259)	(43,680,577)	(6,779,748)	(72,791,222)
Class C	(328,411)	(3,577,483)	(1,051,548)	(11,271,347)
Administrator Class	(20,021,063)	(214,768,020)	(23,267,984)	(246,059,102)
Institutional Class	(69,750)[1]	(748,253)[1]	N/A	N/A

		(262,774,333)		(330,121,671)

Net increase in net assets resulting from capital share transactions		118,374,023		194,330,984

Total increase in net assets		120,468,287		207,834,820

Net assets
Beginning of period		788,381,794		580,546,974

End of period		$908,850,081		$788,381,794

Undistributed net investment income		$371,767		$371,767

1.	For the period from October 31, 2014 (commencement of class operations) to December 31, 2014

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS A		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.86	$10.66	$10.70	$10.51	$10.51	$10.29
Net investment income	0.08	0.18	0.21	0.27	0.27	0.28
Net realized and unrealized gains (losses) on investments	0.03	0.20	(0.04)	0.19	0.00	0.23

Total from investment operations	0.11	0.38	0.17	0.46	0.27	0.51
Distributions to shareholders from
Net investment income	(0.08)	(0.18)	(0.21)	(0.27)	(0.27)	(0.29)
Net asset value, end of period	$10.89	$10.86	$10.66	$10.70	$10.51	$10.51
Total return[1]	1.01%	3.61%	1.59%	4.41%	2.52%	5.14%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.83%	0.83%	0.84%	0.84%	0.85%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.85%
Net investment income	1.45%	1.70%	1.95%	2.51%	2.58%	2.67%
Supplemental data
Portfolio turnover rate	16%	31%	32%	56%	54%	34%
Net assets, end of period (000s omitted)	$208,234	$203,306	$156,366	$162,381	$126,570	$116,578

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Limited-Term Tax-Free Fund	29

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS C		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.86	$10.65	$10.70	$10.51	$10.51	$10.29
Net investment income	0.04	0.10	0.13	0.19	0.19	0.19
Net realized and unrealized gains (losses) on investments	0.03	0.21	(0.05)	0.19	0.00	0.24

Total from investment operations	0.07	0.31	0.08	0.38	0.19	0.43
Distributions to shareholders from
Net investment income	(0.04)	(0.10)	(0.13)	(0.19)	(0.19)	(0.21)
Net asset value, end of period	$10.89	$10.86	$10.65	$10.70	$10.51	$10.51
Total return[1]	0.63%	2.94%	0.73%	3.63%	1.85%	4.25%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.58%	1.58%	1.59%	1.60%	1.61%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%	1.60%
Net investment income	0.70%	0.95%	1.19%	1.77%	1.82%	1.85%
Supplemental data
Portfolio turnover rate	16%	31%	32%	56%	54%	34%
Net assets, end of period (000s omitted)	$34,290	$34,920	$35,309	$33,414	$28,089	$29,501

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.70	$10.49	$10.53	$10.34	$10.35	$10.13
Net investment income	0.09	0.20	0.23	0.29	0.29	0.30
Net realized and unrealized gains (losses) on investments	0.02	0.21	(0.04)	0.19	(0.01)	0.23

Total from investment operations	0.11	0.41	0.19	0.48	0.28	0.53
Distributions to shareholders from
Net investment income	(0.09)	(0.20)	(0.23)	(0.29)	(0.29)	(0.31)
Net asset value, end of period	$10.72	$10.70	$10.49	$10.53	$10.34	$10.35
Total return[1]	1.02%	3.95%	1.79%	4.65%	2.72%	5.34%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.77%	0.77%	0.77%	0.79%	0.79%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.66%	1.90%	2.14%	2.72%	2.77%	2.91%
Supplemental data
Portfolio turnover rate	16%	31%	32%	56%	54%	34%
Net assets, end of period (000s omitted)	$586,204	$550,156	$388,872	$269,980	$209,794	$184,246

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Limited-Term Tax-Free Fund	31

(For a share outstanding throughout the period)

Period ended December 31, 2014 (unaudited)[1]
INSTITUTIONAL CLASS
Net asset value, beginning of period	$10.75
Net investment income	0.03
Net realized and unrealized gains (losses) on investments	(0.03)

Total from investment operations	0.00
Distributions to shareholders from
Net investment income	(0.03)
Net asset value, end of period	$10.72
Total return[2]	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.50%
Net expenses	0.50%
Net investment income	1.71%
Supplemental data
Portfolio turnover rate	16%
Net assets, end of period (000s omitted)	$80,121

1.	For the period from October 31, 2014 (commencement of class operations) to December 31, 2014

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. These financial statements report on the Wells Fargo Advantage California Limited-Term Tax-Free Fund (the “Fund”), a series of the Trust. Originally classified as non-diversified, the Fund now is classified as a diversified open-end management investment company.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	33

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2014, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

2018	2019	No expiration
		Short-term	Long-term
$1,039,204	$110,356	$45,113	$117,412

As of June 30, 2014, the Fund had $162,466 of current year deferred post-October capital losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

34	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$878,770,368	$0	$878,770,368

Other	0	2,498,000	0	2,498,000

Short-term investments
Investment companies	44,135,521	0	0	44,135,521
Total assets	$44,135,521	$881,268,368	$0	$925,403,889

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2014, the advisory fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A shares, 1.55% for Class C shares, 0.60% for Administrator Class shares, and 0.50% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Notes to financial statements (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	35

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2014, Funds Distributor received $2,723 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2014 were $219,426,203 and $125,394,774, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2014, the Fund paid $432 in commitment fees.

For the six months ended December 31, 2014, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

36	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	37

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

38	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage California Limited-Term Tax-Free Fund	39

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

230421 02-15 SA248/SAR248 12-14

Wells Fargo Advantage California Tax-Free Fund

Semi-Annual Report

December 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage California Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage California Tax-Free Fund for the six-month period that ended December 31, 2014. Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield. In fact, the longest-dated and weakest credits had the strongest returns. Municipal bond returns—as measured by the Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country—gained 2.88% for the six-month period that ended December 31, 2014.

Longer-maturity and lower-rated municipal bonds outperformed.

At the front end of the yield curve, municipal bond yields were extremely low because of the accommodative monetary policy. Throughout the reporting period, the U.S. Federal Reserve’s (Fed’s) monetary policymaking body kept its key interest rate near zero in order to support the economy and the financial system. Policymakers said they can be patient in normalizing monetary policy and that any increases in the target range for the federal funds rate will depend on incoming economic data. During the reporting period, the Fed reduced (or tapered) the size of its quantitative easing program each month until the program ended in October 2014, although it continues to reinvest principal and interest payments of the mortgage-backed securities and Treasury bonds it holds.

Longer-term yields declined during the second half of the year, with 10-year municipal yields declining from 2.33% as of June 30, 2014 to 2.10% as of December 31, 2014. For more perspective, the yield curve was steep on a historical basis at the beginning of the period and ended the period with the difference between 30-year and 2-year yields at 237 basis points (bps; 100 bps equals 1.00%), which was only slightly wider than its historical average. Because the yield curve was steep, longer-dated securities had higher yields. Given their longer maturities (as municipal yields fell further out the curve) and their more generous yields, longer-term bond returns outpaced shorter-term bonds.

Investors were also enticed to buy lower-rated securities for their higher yields. Over the six-month period that ended December 31, 2014, AAA-rated municipal bonds returned 2.04% while BBB-rated bonds returned 4.29%, according to the Barclays Municipal Bond Index. Credit conditions continued to improve, as evidenced by an 18th consecutive quarter of positive year-over-year gains in state and local municipal revenues. In addition to better fundamental credit conditions, technical factors of limited supply alongside strong investor demand also supported municipal bonds.

Puerto Rico’s struggle, the exit of two cities from bankruptcy, and pension issues topped credit news.

Puerto Rico was the asset class’s largest single credit story. Bonds from the commonwealth returned a meager 0.79% during the six-month period as population declines, a contracting economy, and a burdensome level of debt held back results. Meanwhile, the cities of Stockton, California, and Detroit, Michigan, exited bankruptcy by curbing retiree health care benefits and bondholder recoveries but largely avoiding concessions on pensions. While these recent bankruptcies have so far treated pensions better than bonded debt, no clear precedent has been established due to the difference in general obligation

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage California Tax-Free Fund	3

pledges and court-ordered versus negotiated concessions. Finally, underfunded pensions in Illinois, New Jersey, Pennsylvania, and Kansas gained attention for their negative fiscal effects and the political difficulties of finding a resolution.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage California Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and California individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Robert J. Miller

Adrian Van Poppel

Average annual total returns1 (%) as of December 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SCTAX)	10-6-1988	6.78	5.59	4.54	11.78	6.57	5.02	0.83	0.75
Class B (SGCBX)*	12-15-1997	5.87	5.44	4.48	10.87	5.76	4.48	1.58	1.50
Class C (SCTCX)	7-1-1993	9.88	5.76	4.21	10.88	5.76	4.21	1.58	1.50
Administrator Class (SGCAX)	12-15-1997	–	–	–	11.89	6.76	5.25	0.77	0.55
Institutional Class (SGTIX)	10-31-2014	–	–	–	11.88	6.76	5.25	0.50	0.48
Barclays Municipal Bond Index[4]	–	–	–	–	9.05	5.16	4.74	–	–
Barclays California Municipal Bond Index[5]	–	–	–	–	9.96	6.20	5.04	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage California Tax-Free Fund	5

Credit quality distribution[6] as of December 31, 2014

Effective maturity distribution[7] as of December 31, 2014

1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administration Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The Barclays California Municipal Bond Index is the California component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

6.	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

7.	Effective maturity distribution is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage California Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2014	Ending account value 12-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,039.80	$3.86	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class B
Actual	$1,000.00	$1,035.42	$7.70	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Class C
Actual	$1,000.00	$1,035.44	$7.70	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Administrator Class
Actual	$1,000.00	$1,040.80	$2.83	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80	0.55%
Institutional Class
Actual	$1,000.00	$1,040.74	$2.47	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage California Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 97.63%

California: 94.04%
ABC California Unified School District CAB Election of 1997 Series B (GO, National Insured) ¤	0.00%	8-1-2018	$1,500,000	$1,432,680
Alameda CA Community Improvement Commission Refunding Bond Sub Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2033	775,000	883,942
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	3,895,000	3,629,673
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,701,950
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured)	5.25	10-1-2021	3,000,000	3,260,580
Alameda CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2034	1,005,000	1,149,368
Alhambra CA Unified School District Election of 2008 Series B (GO, AGM Insured)	6.00	8-1-2029	4,100,000	5,066,903
Alisal CA Unified School District CAB Election of 2006 Series A (GO, AGM Insured) ¤	0.00	8-1-2017	1,105,000	1,064,292
Alvord CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.25	8-1-2037	1,620,000	1,860,943
Anaheim CA PFA Anaheim Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	3,000,000	3,350,460
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	4,455,000	4,246,595
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2025	10,000,000	7,139,900
Anaheim CA PFA Series A (Lease Revenue)	5.00	5-1-2046	3,000,000	3,302,610
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	945,000	948,865
Bassett CA Unified School District Refunding Bond Series B (GO, Build America Mutual Assurance Company Insured) %%	5.00	8-1-2027	1,050,000	1,216,446
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.29	4-1-2036	2,000,000	2,046,420
Bay Area CA Toll Authority Toll Bridge Revenue Series S-4 (Transportation Revenue)	5.00	4-1-2030	2,000,000	2,331,660
Bay Area CA Water Supply & Conservation Agency Series A (Water & Sewer Revenue)	5.00	10-1-2034	6,000,000	6,970,920
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Tax Revenue, Ambac Insured)	5.75	8-1-2030	3,190,000	4,214,405
Brea CA PFA Tax Allocation Series A (Housing Revenue)	7.00	9-1-2023	1,000,000	1,120,010
Buena Park CA School District Election of 2014 Series A (GO)	5.00	8-1-2040	2,500,000	2,868,800
Cabrillo CA Unified School District CAB Series A (GO, Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,240,140
California (GO)	5.25	8-1-2038	1,925,000	2,162,988
California (GO)	5.25	11-1-2040	3,000,000	3,459,180
California AMT Department of Veterans Affairs Series BZ (GO, National Insured)	5.35	12-1-2021	5,000	5,014
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods Project (Health Revenue)	5.00	1-1-2043	5,000,000	5,538,800
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2042	1,100,000	1,218,954
California Department of Transportation Certificate of Participation Series A (Miscellaneous Revenue, National Insured)	5.25	3-1-2016	1,425,000	1,430,928
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	820,000	851,586
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	1,975,000	2,039,069
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	625,000	652,069
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	170,000	174,927
California HFA AMT Home Mortgage Series K (Housing Revenue)	5.30	8-1-2023	2,760,000	2,853,812
California HFA AMT Home Mortgage Series M (Housing Revenue)	5.00	8-1-2037	540,000	552,874
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	3,000,000	3,558,570

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00%	7-1-2029	$4,000,000	$4,730,680
California HFFA Prerefunded Bond Providence Health Services Series C (Health Revenue)	6.50	10-1-2038	100,000	120,416
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-2031	3,100,000	3,566,178
California Infrastructure & Economic Development Bank Independent Systems Operator Series A (Utilities Revenue)	6.25	2-1-2039	3,000,000	3,015,300
California Infrastructure & Economic Development King City Joint Union High School (Miscellaneous Revenue)	5.75	8-15-2029	2,150,000	2,523,068
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.75	8-1-2033	1,525,000	1,732,690
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,151,680
California Municipal Finance Authority Community Hospitals Central California (Health Revenue)	5.00	2-1-2020	1,000,000	1,069,710
California PFOTER Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.24	8-1-2027	10,915,000	10,915,000
California PFOTER Series DCL-010 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.24	8-1-2027	13,920,000	13,920,000
California PFOTER Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.24	8-1-2027	9,670,000	9,670,000
California Public Works Board California State University Projects Series B-1 (Miscellaneous Revenue)	5.70	3-1-2035	2,210,000	2,584,794
California Public Works Board Department of General Services Butterfield Series A (Miscellaneous Revenue)	5.25	6-1-2024	2,400,000	2,448,648
California Public Works Board Department of General Services East End Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2027	5,500,000	5,533,495
California Public Works Board Judicial Council Projects Series A (Miscellaneous Revenue)	5.00	3-1-2038	7,000,000	7,893,550
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.25	12-1-2025	4,000,000	4,842,960
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	9,850,000	11,988,140
California Public Works Board University of California Research Project Series L (Education Revenue, National Insured)	5.25	11-1-2028	4,225,000	4,400,464
California Public Works Board Various Capital Projects Series A (Miscellaneous Revenue)	5.00	4-1-2037	4,925,000	5,600,119
California Public Works Board Various Capital Projects Series G (Miscellaneous Revenue)	5.00	11-1-2037	23,000,000	26,379,390
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.50	11-1-2033	2,000,000	2,428,820
California Refunding Bond (GO)	5.00	8-1-2025	5,000,000	5,442,750
California Refunding Bond Series B (GO) ±	1.19	5-1-2020	3,000,000	3,069,210
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	6-1-2021	820,000	821,829
California Statewide CDA Buck Institute for Research on Aging (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2034	2,500,000	2,857,775
California Statewide CDA Catholic Healthcare West Series A (Health Revenue)	5.50	7-1-2030	2,980,000	3,297,012
California Statewide CDA Certificate of Participation Internet Group (Health Revenue)	5.38	4-1-2017	420,000	421,768
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	4,000,000	4,324,160
California Statewide CDA MFHR ROC RR-II-R-13105CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.54	12-14-2016	3,000,000	3,000,000
California Statewide CDA Pioneer Park Project Series T (Housing Revenue, GNMA/FHA Insured)	6.10	12-20-2035	2,010,000	2,013,337

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage California Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Statewide CDA Poway RFH Housing Incorporated Series A (Housing Revenue)	5.25%	11-15-2035	$1,500,000	$1,723,335
California Statewide CDA Redwoods Projects (Health Revenue)	5.13	11-15-2035	1,500,000	1,701,600
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Education Revenue)	6.75	7-1-2031	1,625,000	1,878,061
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	1,815,000	1,882,845
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.20	7-1-2020	490,000	511,903
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Sub Series D (Health Revenue)	4.75	8-1-2020	1,000,000	1,005,170
California Statewide CDA St. Joseph Health System (Health Revenue, AGM Insured)	5.25	7-1-2021	1,775,000	2,015,548
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (Water & Sewer Revenue, AGM Insured)	5.25	10-1-2027	1,040,000	1,044,243
California Various Purposes (GO)	5.00	10-1-2029	7,000,000	8,066,940
California Various Purposes (GO)	5.25	4-1-2035	12,640,000	14,848,966
California Various Purposes (GO)	6.00	4-1-2035	2,140,000	2,567,272
California Various Purposes (GO)	5.00	9-1-2029	1,475,000	1,716,826
California Various Purposes (GO)	5.00	9-1-2032	5,100,000	5,962,206
California Various Purposes (GO)	5.00	6-1-2037	4,215,000	4,533,570
California Various Purposes (GO)	5.00	2-1-2038	5,000,000	5,701,400
California Various Purposes (GO)	5.13	4-1-2033	6,835,000	7,604,074
California Various Purposes (GO)	5.25	9-1-2028	5,000,000	5,964,600
California Various Purposes (GO)	5.25	10-1-2029	800,000	933,824
California Various Purposes (GO)	5.25	3-1-2038	2,300,000	2,555,898
California Various Purposes (GO)	5.60	3-1-2036	8,715,000	10,191,495
California Various Purposes (GO)	5.75	4-1-2029	1,600,000	1,903,664
California Various Purposes (GO)	5.75	4-1-2031	3,380,000	3,993,707
California Various Purposes (GO)	6.00	4-1-2038	23,465,000	28,150,012
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2032	1,450,000	1,669,081
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2033	880,000	1,009,818
Center California Unified School District CAB Series C (GO, National Insured) ¤	0.00	9-1-2021	5,000,000	4,219,150
Centinela Valley CA Union High School District Election of 2008 Series B (GO)	6.00	8-1-2036	2,500,000	3,097,950
Centinela Valley CA Union High School District Election of 2008 Series C (GO)	5.00	8-1-2035	2,000,000	2,307,540
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, National Insured)	6.45	2-1-2018	1,495,000	1,600,771
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-2029	1,750,000	1,025,273
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-2033	1,500,000	712,020
Chico CA PFA Redevelopment Project Area (Tax Revenue, National Insured)	5.13	4-1-2021	3,000,000	3,007,590
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2024	1,000,000	742,340
Compton CA Community College CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2035	3,445,000	1,276,993
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	1,140,000	1,229,809
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	180,000	190,300
Contra Costa County CA Community College District Election of 2006 (GO)	5.00	8-1-2038	3,250,000	3,735,940
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	5-1-2022	190,000	233,805
Delano CA Union High School Election of 2010 Series B (GO, AGM Insured)	5.75	8-1-2035	4,510,000	5,457,506
Dinuba CA Redevelopment Agency Merged City Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2033	1,500,000	1,710,855

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Duarte CA RDA CAB Sub-Merged Redevelopment Project (Tax Revenue) ¤	0.00%	12-1-2016	$955,000	$899,142
El Dorado CA Irrigation District Revenue Refunding Bond Series A (Water & Sewer Revenue, AGM Insured)	5.25	3-1-2039	2,000,000	2,356,480
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	9-2-2021	1,750,000	1,753,640
Escondido CA Union High School CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2027	8,385,000	5,436,499
Florin CA Resource Conservation Refunding Second Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2032	4,000,000	4,453,560
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-2017	1,890,000	1,910,072
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-2027	4,785,000	4,812,083
Foothill/Eastern Corridor CA Transportation Agency Sub Series B-3 (Transportation Revenue) ±	5.50	1-15-2053	8,000,000	9,264,400
Garden Grove CA Unified School District Election of 2010 Series C (GO)	5.25	8-1-2037	2,000,000	2,338,260
Gilroy CA Unified School District Election of 2008 Series A (GO, AGM Insured)	6.00	8-1-2027	1,000,000	1,185,870
Golden West CA Schools Financing Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2015	2,000,000	1,990,920
Inland Valley CA Development Agency Series A (Tax Revenue)	5.25	9-1-2037	5,000,000	5,752,800
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,750,000	3,933,000
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2034	9,905,000	3,031,921
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2036	11,130,000	2,926,634
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2033	8,865,000	2,950,893
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2033	1,500,000	1,727,970
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2038	1,635,000	1,866,058
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-2029	2,000,000	2,372,400
Lodi CA Unified School District School Facility Election of 2006 (GO, AGM Insured)	5.00	8-1-2030	2,000,000	2,167,960
Long Beach CA Bond Financing Authority (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2017	715,000	750,342
Long Beach CA Bond Financing Authority Redevelopment Housing & Gas Utilities Financing Series A-1 (Industrial Development Revenue, Ambac Insured)	5.00	8-1-2030	5,000,000	5,054,950
Long Beach CA Unified School District CAB Election of 2008 Series A (GO)	5.50	8-1-2026	2,530,000	2,962,934
Long Beach CA Unified School District CAB Election of 2008 Series B (GO) ¤	0.00	8-1-2035	2,000,000	840,440
Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2019	2,000,000	2,009,520
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2025	2,310,000	2,377,082
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2024	1,565,000	1,653,438
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2025	3,425,000	3,614,094
Los Angeles CA DW&P Series A (Water & Sewer Revenue)	5.00	7-1-2039	4,000,000	4,653,440
Los Angeles CA DW&P Series D (Utilities Revenue)	5.00	7-1-2044	2,500,000	2,883,850
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-2018	55,000	63,055
Lynwood CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	8-1-2033	5,000	5,651
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	4,000,000	5,694,240
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,060,000	1,355,570
Merced CA Community College School Facilities Improvement Project District #1 (GO, National Insured)	5.00	8-1-2031	1,635,000	1,753,717
Merced CA Irrigation District Water & Hydroelectric System Series A (Water & Sewer Revenue, AGM Insured)	5.00	10-1-2038	4,000,000	4,686,520
Merced CA Union High School District CAB Series A (GO, National Insured) ¤	0.00	8-1-2018	2,135,000	2,013,134

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage California Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Merced CA Union High School District CAB Series C (GO) ¤	0.00%	8-1-2032	$3,380,000	$1,658,600
Montclair CA PFA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2035	2,400,000	2,729,088
Montebello CA Unified School District Election of 2004 (GO, National Insured)	5.00	8-1-2030	3,175,000	3,264,853
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,100,000	2,358,090
Mount San Antonio CA Community College District CAB Election of 2008 Series A (GO) ¤	0.00	8-1-2024	1,610,000	1,211,058
Natomas CA Unified School District Series 1999 (GO, National Insured)	5.95	9-1-2021	1,000,000	1,116,460
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.88	7-1-2027	7,000,000	6,432,930
Northern California Power Agency Public Power Prerefunded Bond (Utilities Revenue, Ambac Insured)	7.50	7-1-2023	50,000	63,673
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (GO, AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,177,035
Oakland CA Unified School District Election of 2012 (GO)	5.50	8-1-2023	500,000	601,230
Oakland CA Unified School District Election of 2012 (GO)	6.63	8-1-2038	7,750,000	9,541,723
Ontario CA RDFA Ontario Redevelopment Project #1 (Tax Revenue, National Insured)	6.00	8-1-2015	250,000	254,228
Pajaro Valley CA Unified School District Election of 2012 Series A (GO)	5.00	8-1-2038	1,700,000	1,922,581
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-2018	235,000	239,331
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-2023	500,000	509,200
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	1,531,016	1,641,111
Paramount CA Unified School District CAB Election of 2006 (GO) ¤	0.00	8-1-2033	2,500,000	1,109,425
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-2018	560,000	602,090
Perris CA PFA Series A (Tax Revenue, National Insured)	5.25	10-1-2020	1,030,000	1,032,925
Perris CA PFA Series A (Tax Revenue)	5.75	10-1-2031	2,045,000	2,091,790
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, National Insured)	5.50	5-1-2019	2,000,000	2,161,540
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-2032	5,065,000	5,073,762
Pioneer CA Union Elementary School District Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	8-1-2029	1,635,000	1,757,200
Pomona CA Unified School District Series A (GO, National Insured)	6.55	8-1-2029	1,480,000	1,971,138
Port of Redwood City CA (Airport Revenue)	5.13	6-1-2030	3,600,000	3,616,632
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A (GO) ¤	0.00	8-1-2024	1,800,000	1,353,978
Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2032	1,870,000	2,157,980
Redondo Beach CA Unified School Election of 2012 Series (GO, AGM Insured)	5.00	8-1-2039	4,500,000	5,147,865
Redwood City CA RDA CAB Redevelopment Project Area 2-A (Tax Revenue, Ambac Insured) ¤	0.00	7-15-2030	3,505,000	1,728,911
Rialto CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,267,859
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	5,000,000	5,736,300
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	7,500,000	8,935,425
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2026	10,000,000	6,757,600
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00	5-1-2022	4,105,000	4,732,039
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2025	1,930,000	2,233,724
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-2024	2,000,000	2,241,620
Sacramento County CA Certificate of Participation Animal Care & Youth Detention Program (Miscellaneous Revenue, Ambac Insured)	5.00	10-1-2025	1,085,000	1,190,918

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Sacramento County CA City Financing Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.40%	11-1-2020	$2,500,000	$2,768,225
Sacramento County CA City School Joint Refunding Bond Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2040	2,165,000	2,389,099
Sacramento County CA Unified School District Election of 2012 Series A (GO, Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,156,020
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	6,000,000	6,914,520
San Bernardino County CA Certificate of Participation Medical Center Financing Project (Miscellaneous Revenue, National Insured)	5.00	8-1-2028	5,815,000	5,826,456
San Buenaventura CA Public Facilities Financing Authority Water Revenue Series B (Water & Sewer Revenue)	5.00	7-1-2042	4,000,000	4,493,720
San Diego CA Community College Election of 2002 (GO)	5.00	8-1-2031	4,000,000	4,700,560
San Diego CA PFFA Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2026	4,950,000	5,366,642
San Diego CA PFFA Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2032	3,825,000	4,110,039
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	9-1-2023	885,000	687,795
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-2020	1,060,000	1,061,961
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	5.00	9-1-2025	575,000	642,862
San Francisco CA City & County Certificate of Participation Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-2026	3,000,000	3,416,610
San Francisco CA City & County Redevelopment Agency Mission Bay North Redevelopment Project Series C (Tax Revenue)	4.50	8-1-2016	250,000	264,598
San Francisco CA City & County Redevelopment Agency Mission Bay South Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2043	2,500,000	2,772,925
San Francisco CA Municipal Transportation (Transportation Revenue)	5.00	3-1-2039	6,000,000	6,924,060
San Gorgonio CA Memorial Healthcare (GO)	5.00	8-1-2032	1,750,000	1,963,623
San Gorgonio CA Memorial Healthcare (GO)	5.50	8-1-2028	2,525,000	2,984,979
San Gorgonio CA Memorial Healthcare Election of 2006 Series B (GO)	5.63	8-1-2038	5,000,000	5,329,600
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO)	7.10	8-1-2033	3,000,000	3,498,930
San Joaquin Delta CA Community College District Election of 2004 Series C (GO)	5.00	8-1-2032	1,925,000	2,268,131
San Joaquin Delta CA Community College District Election of 2004 Series C (GO)	5.00	8-1-2033	3,195,000	3,746,968
San Joaquin Delta CA Community College District Election of 2004 Series C (GO)	5.00	8-1-2034	3,315,000	3,869,566
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2015	2,000,000	1,999,460
San Jose CA Airport Series B PUTTER (Airport Revenue, Ambac/AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.16	9-1-2030	8,000,000	8,000,000
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-2031	2,040,000	2,048,262
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2025	1,845,000	1,982,840
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2026	950,000	1,020,975
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,089,910
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,436,844
San Marcos CA Unified School District Special Tax Community Facilities District #4 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2034	1,745,000	1,998,060
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2028	1,290,000	1,514,512
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,345,000	1,574,148
San Rafael City CA High School District CAB Election of 2002 Series B (GO, National Insured) ¤	0.00	8-1-2023	1,260,000	1,001,347

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage California Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Sanger CA Unified School District Refunding Bond (GO, National Insured)	5.60%	8-1-2023	$2,000,000	$2,256,700
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	9-1-2022	2,000,000	2,382,120
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2038	15,000,000	5,540,550
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-2029	2,100,000	2,465,400
Santa Rosa CA High School District (GO)	5.00	8-1-2024	1,005,000	1,204,352
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2022	1,970,000	2,109,890
Sonoma Valley CA Community RDA The Springs Redevelopment Project (Tax Revenue, AGM Insured)	6.50	8-1-2028	3,000,000	3,014,880
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO) ¤	0.00	8-1-2027	1,020,000	645,181
South Pasadena CA Unified School District Series A (GO, FGIC Insured)	5.55	11-1-2020	585,000	663,390
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	1,000,000	1,189,410
Southwest Community California Finance Authority Riverside County (Miscellaneous Revenue)	6.38	5-1-2033	3,065,000	3,527,049
Stockton CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	8-1-2038	1,025,000	1,158,148
Torrance CA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2039	5,385,000	6,243,046
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGM Insured)	6.25	10-1-2033	1,000,000	1,161,030
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, AGM Insured)	5.25	4-1-2027	3,000,000	3,392,880
Turlock CA Irrigation District Revenue Refunding Bond Subordinated First Priority (Utilities Revenue)	5.50	1-1-2041	2,000,000	2,318,240
Union City CA Community RDA (Tax Revenue, AGM Insured)	5.25	10-1-2033	8,000,000	9,211,600
Union City CA Community RDA Series A (Tax Revenue, Ambac Insured)	5.38	10-1-2034	3,685,000	3,729,146
University of California General Revenue Bonds Series AI (Education Revenue)	5.00	5-15-2038	2,000,000	2,300,520
University of California Regents Medical Center Series J (Health Revenue)	5.00	5-15-2033	2,265,000	2,619,880
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	10,000,000	11,735,400
Vacaville CA Unified School District (Miscellaneous Revenue, AGM Insured)	6.50	12-1-2034	1,260,000	1,482,604
Vallejo CA Unified School District Refunding Bond Series A (GO, National Insured)	5.90	2-1-2017	1,000,000	1,098,210
Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue)	5.25	5-1-2031	1,000,000	1,163,970
Ventura County CA PFA Series A (Miscellaneous Revenue)	5.00	11-1-2038	4,250,000	4,832,930
Vista CA Community Development Commission Vista Redevelopment Project Area (Tax Revenue)	5.88	9-1-2037	2,500,000	2,504,450
Walnut CA Energy Center Authority Series A (Utilities Revenue)	5.00	1-1-2034	3,115,000	3,640,719
Walnut CA Unified School District Series C (GO, FGIC Insured)	5.75	8-1-2015	400,000	402,904
Washington Township CA Healthcare District Election of 2004 Series B (GO)	5.50	8-1-2038	1,500,000	1,813,065
West Contra Costa CA Unified School District (GO, AGM Insured)	5.25	8-1-2024	1,350,000	1,628,451
West Contra Costa CA Unified School District CAB Election of 2005 Series B (GO)	6.00	8-1-2027	1,080,000	1,462,547
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2021	6,000,000	5,122,380
Wiseburn CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2027	1,525,000	988,749
Yorba Linda CA RDA CAB Series A (Tax Revenue, National Insured) ¤	0.00	9-1-2019	2,010,000	1,708,862

				790,660,527

Guam: 0.34%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,119,400
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	1,500,000	1,706,925

				2,826,325

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 1.42%
Illinois (GO, AGM Insured)	5.00%	2-1-2027	$5,000,000	$5,581,850
Illinois (Miscellaneous Revenue)	5.50	7-1-2027	5,650,000	6,403,597

				11,985,447

New York: 1.29%
JPMorgan Chase PUTTER/DRIVERs Trust Series 3600Z New York Thruway Authority (Tax Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.16	1-1-2016	2,745,000	2,745,000
New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	0.16	11-1-2022	7,130,000	7,130,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.16	8-1-2023	1,000,000	1,000,000

				10,875,000

Virgin Islands: 0.54%
Virgin Islands PFA Matching Fund Loan Note Senior Lien (Tax Revenue, AGM Insured)	5.00	10-1-2029	4,000,000	4,557,640

Total Municipal Obligations (Cost $738,315,800)				820,904,939

Other: 0.30%
Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares 144Aø	0.51	7-1-2018	2,500,000	2,498,000

Total Other (Cost $2,500,000)				2,498,000

	Yield		Shares

Short-Term Investments: 0.97%

Investment Companies: 0.97%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)##	0.01		8,148,838	8,148,838

Total Short-Term Investments (Cost $8,148,838)				8,148,838

Total investments in securities (Cost $748,964,638) *	98.90%	831,551,777
Other assets and liabilities, net	1.10	9,243,767

Total net assets	100.00%	$840,795,544

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $749,059,197 and unrealized gains (losses) consists of:

Gross unrealized gains	$82,639,972
Gross unrealized losses	(147,392)

Net unrealized gains	$82,492,580

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2014 (unaudited)	Wells Fargo Advantage California Tax-Free Fund	15

Assets
Investments
In unaffiliated securities, at value (cost $740,815,800)	$823,402,939
In affiliated securities, at value (cost $8,148,838)	8,148,838

Total investments, at value (cost $748,964,638)	831,551,777
Receivable for investments sold	600,000
Receivable for Fund shares sold	2,043,604
Receivable for interest	9,557,340
Prepaid expenses and other assets	66,747

Total assets	843,819,468

Liabilities
Dividends payable	580,731
Payable for investments purchased	1,182,563
Payable for Fund shares redeemed	707,926
Advisory fee payable	163,447
Distribution fees payable	32,084
Administration fees payable	137,576
Shareholder servicing fees payable	173,751
Accrued expenses and other liabilities	45,846

Total liabilities	3,023,924

Total net assets	$840,795,544

NET ASSETS CONSIST OF
Paid-in capital	$768,740,344
Undistributed net investment income	66,892
Accumulated net realized losses on investments	(10,598,831)
Net unrealized gains on investments	82,587,139

Total net assets	$840,795,544

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$486,858,715
Shares outstanding – Class A1	40,583,661
Net asset value per share – Class A	$12.00
Maximum offering price per share – Class A2	$12.57
Net assets – Class B	$252,039
Shares outstanding – Class B1	20,592
Net asset value per share – Class B	$12.24
Net assets – Class C	$49,050,467
Shares outstanding – Class C1	4,009,435
Net asset value per share – Class C	$12.23
Net assets – Administrator Class	$258,509,364
Shares outstanding – Administrator Class[1]	21,505,375
Net asset value per share – Administrator Class	$12.02
Net assets – Institutional Class	$46,124,959
Shares outstanding – Institutional Class[1]	3,838,210
Net asset value per share – Institutional Class	$12.02

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage California Tax-Free Fund	Statement of operations—six months ended December 31, 2014 (unaudited)

Investment income
Interest	$16,476,809
Income from affiliated securities	4,226

Total investment income	16,481,035

Expenses
Advisory fee	1,406,256
Administration fees
Fund level	206,600
Class A	386,189
Class B	305
Class C	38,653
Administrator Class	141,727
Institutional Class	4,605	[1]
Shareholder servicing fees
Class A	603,421
Class B	476
Class C	60,396
Administrator Class	354,317
Distribution fees
Class B	1,427
Class C	181,188
Custody and accounting fees	22,173
Professional fees	27,239
Registration fees	31,054
Shareholder report expenses	20,302
Trustees’ fees and expenses	6,418
Other fees and expenses	10,545

Total expenses	3,503,291
Less: Fee waivers and/or expense reimbursements	(520,672)

Net expenses	2,982,619

Net investment income	13,498,416

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	2,133,321
Net change in unrealized gains (losses) on investments	15,776,915

Net realized and unrealized gains (losses) on investments	17,910,236

Net increase in net assets resulting from operations	$31,408,652

1.	For the period from October 31, 2014 (commencement of class operations) to December 31, 2014

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage California Tax-Free Fund	17

	Six months ended December 31, 2014 (unaudited)		Year ended June 30, 2014

Operations
Net investment income		$13,498,416		$27,474,942
Net realized gains (losses) on investments		2,133,321		(7,969,948)
Net change in unrealized gains (losses) on investments		15,776,915		40,840,249

Net increase in net assets resulting from operations		31,408,652		60,345,243

Distributions to shareholders from
Net investment income
Class A		(7,816,030)		(17,478,188)
Class B		(4,745)		(21,063)
Class C		(600,665)		(1,264,985)
Administrator Class		(4,878,369)		(8,710,527)
Institutional Class		(198,607)[1]		N/A

Total distributions to shareholders		(13,498,416)		(27,474,763)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,818,050	33,580,594	4,229,217	47,692,279
Class C	361,845	4,380,070	613,042	7,120,326
Administrator Class	5,751,052	68,640,059	13,533,288	153,783,924
Institutional Class	3,841,354 [1]	45,829,690 [1]	N/A	N/A

		152,430,413		208,596,529

Reinvestment of distributions
Class A	595,509	7,087,200	1,400,779	15,843,627
Class B	370	4,484	1,755	20,186
Class C	44,310	537,805	100,196	1,156,478
Administrator Class	230,833	2,753,812	392,568	4,459,734
Institutional Class	10 [1]	115 [1]	N/A	N/A

		10,383,416		21,480,025

Payment for shares redeemed
Class A	(2,588,706)	(30,726,704)	(11,091,534)	(124,365,269)
Class B	(21,701)	(262,450)	(44,341)	(509,337)
Class C	(236,379)	(2,867,281)	(902,960)	(10,308,439)
Administrator Class	(7,703,552)	(91,907,597)	(11,305,315)	(127,059,923)
Institutional Class	(3,154)[1]	(37,793)[1]	N/A	N/A

		(125,801,825)		(262,242,968)

Net increase (decrease) in net assets resulting from capital share transactions		37,012,004		(32,166,414)

Total increase in net assets		54,922,240		704,066

Net assets
Beginning of period		785,873,304		785,169,238

End of period		$840,795,544		$785,873,304

Undistributed net investment income		$66,892		$66,892

1.	For the period from October 31, 2014 (commencement of class operations) to December 31, 2014

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage California Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS A		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.73	$11.21	$11.37	$10.53	$10.69	$10.14
Net investment income	0.19	0.42	0.40	0.45	0.46	0.46 [1]
Net realized and unrealized gains (losses) on investments	0.27	0.52	(0.16)	0.84	(0.16)	0.55

Total from investment operations	0.46	0.94	0.24	1.29	0.30	1.01
Distributions to shareholders from
Net investment income	(0.19)	(0.42)	(0.40)	(0.45)	(0.46)	(0.46)
Net asset value, end of period	$12.00	$11.73	$11.21	$11.37	$10.53	$10.69
Total return[2]	3.98%	8.58%	2.06%	12.46%	2.89%	10.10%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.83%	0.83%	0.82%	0.86%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.80%
Net investment income	3.24%	3.71%	3.46%	4.08%	4.36%	4.35%
Supplemental data
Portfolio turnover rate	13%	41%	23%	41%	23%	31%
Net assets, end of period (000s omitted)	$486,859	$466,411	$506,770	$512,957	$483,091	$372,415

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Tax-Free Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS B		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.97	$11.44	$11.60	$10.74	$10.91	$10.35
Net investment income	0.15 [1]	0.34 [1]	0.32 [1]	0.38 [1]	0.39 [1]	0.39 [1]
Net realized and unrealized gains (losses) on investments	0.27	0.53	(0.16)	0.86	(0.17)	0.56

Total from investment operations	0.42	0.87	0.16	1.24	0.22	0.95
Distributions to shareholders from
Net investment income	(0.15)	(0.34)	(0.32)	(0.38)	(0.39)	(0.39)
Net asset value, end of period	$12.24	$11.97	$11.44	$11.60	$10.74	$10.91
Total return[2]	3.54%	7.76%	1.33%	11.66%	2.06%	9.26%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.58%	1.58%	1.56%	1.62%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.55%
Net investment income	2.49%	2.97%	2.72%	3.37%	3.57%	3.63%
Supplemental data
Portfolio turnover rate	13%	41%	23%	41%	23%	31%
Net assets, end of period (000s omitted)	$252	$502	$966	$1,618	$2,566	$4,286

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage California Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS C		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.96	$11.43	$11.59	$10.74	$10.90	$10.35
Net investment income	0.15	0.34	0.32	0.38	0.39	0.39 [1]
Net realized and unrealized gains (losses) on investments	0.27	0.53	(0.16)	0.85	(0.16)	0.55

Total from investment operations	0.42	0.87	0.16	1.23	0.23	0.94
Distributions to shareholders from
Net investment income	(0.15)	(0.34)	(0.32)	(0.38)	(0.39)	(0.39)
Net asset value, end of period	$12.23	$11.96	$11.43	$11.59	$10.74	$10.90
Total return[2]	3.54%	7.77%	1.33%	11.56%	2.16%	9.16%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.58%	1.58%	1.57%	1.62%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.55%
Net investment income	2.49%	2.96%	2.70%	3.31%	3.61%	3.58%
Supplemental data
Portfolio turnover rate	13%	41%	23%	41%	23%	31%
Net assets, end of period (000s omitted)	$49,050	$45,934	$46,050	$44,920	$33,772	$34,848

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Tax-Free Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.75	$11.23	$11.39	$10.55	$10.71	$10.16
Net investment income	0.21	0.44	0.43	0.48	0.48	0.48
Net realized and unrealized gains (losses) on investments	0.27	0.52	(0.16)	0.84	(0.16)	0.56

Total from investment operations	0.48	0.96	0.27	1.32	0.32	1.04
Distributions to shareholders from
Net investment income	(0.21)	(0.44)	(0.43)	(0.48)	(0.48)	(0.49)
Net asset value, end of period	$12.02	$11.75	$11.23	$11.39	$10.55	$10.71
Total return[1]	4.08%	8.79%	2.27%	12.67%	3.10%	10.35%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.77%	0.76%	0.75%	0.78%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.44%	3.91%	3.65%	4.26%	4.54%	4.53%
Supplemental data
Portfolio turnover rate	13%	41%	23%	41%	23%	31%
Net assets, end of period (000s omitted)	$258,509	$273,026	$231,383	$179,670	$118,170	$172,814

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage California Tax-Free Fund	Financial highlights

(For a share outstanding throughout the period)

INSTITUTIONAL CLASS	Period ended December 31, 2014[1] (unaudited)
Net asset value, beginning of period	$11.99
Net investment income	0.07
Net realized and unrealized gains (losses) on investments	0.03

Total from investment operations	0.10
Distributions to shareholders from
Net investment income	(0.07)
Net asset value, end of period	$12.02
Total return[2]	0.81%
Ratios to average net assets (annualized)
Gross expenses	0.50%
Net expenses	0.48%
Net investment income	3.45%
Supplemental data
Portfolio turnover rate	13%
Net assets, end of period (000s omitted)	$46,125

1.	For the period from October 31, 2014 (commencement of class operations) to December 31, 2014

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage California Tax-Free Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. These financial statements report on the Wells Fargo Advantage California Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

24	Wells Fargo Advantage California Tax-Free Fund	Notes to financial statements (unaudited)

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2014, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration date:

	No expiration
2018	Short-term	Long-term
$4,667,645	$7,857,297	$112,651

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage California Tax-Free Fund	25

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Municipal obligations	$0	$820,904,939	$0	$820,904,939

Other	0	2,498,000	0	2,498,000

Short-term investments
Investment companies	8,148,838	0	0	8,148,838
Total assets	$8,148,838	$823,402,939	$0	$831,551,777

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2014, the advisory fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class B shares, 1.50% for Class C shares, 0.55% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

26	Wells Fargo Advantage California Tax-Free Fund	Notes to financial statements (unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended December 31, 2014, Funds Distributor received $13,031 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2014 were $142,517,298 and $93,391,493 respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2014, the Fund paid $430 in commitment fees.

For the six months ended December 31, 2014, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage California Tax-Free Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage California Tax-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage California Tax-Free Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage California Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

230422 02-15 SA249/SAR249 12-14

Wells Fargo Advantage Colorado Tax-Free Fund

Semi-Annual Report

December 31, 2014

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The views expressed and any forward-looking statements are as of December 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Colorado Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Colorado Tax-Free Fund for the six-month period that ended December 31, 2014. Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield. In fact, the longest-dated and weakest credits had the strongest returns. Municipal bond returns—as measured by the Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country—gained 2.88% for the six-month period that ended December 31, 2014.

Longer-maturity and lower-rated municipal bonds outperformed.

At the front end of the yield curve, municipal bond yields were extremely low because of the accommodative monetary policy. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the U.S. Federal Reserve’s (Fed’s) monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. Policymakers said they can be patient in normalizing monetary policy and that any increases in the target range for the federal funds rate will depend on incoming economic data. During the reporting period, the Fed reduced (or tapered) the size of its quantitative easing program each month until the program ended in October 2014, although it continues to reinvest principal and interest payments of the mortgage-backed securities and Treasury bonds it holds.

Longer-term yields declined during the second half of the year, with 10-year municipal yields declining from 2.33% as of June 30, 2014 to 2.10% as of December 31, 2014. For more perspective, the yield curve was steep on a historical basis at the beginning of the period and ended the period with the difference between 30-year and 2-year yields at 237 basis points (bps; 100 bps equals 1.00%), which was only slightly wider than its historical average. Because the yield curve was steep, longer-dated securities had higher yields. Given their longer maturities (as municipal yields fell further out the curve) and their more generous yields, longer-term bond returns outpaced shorter-term bonds.

Investors were also enticed to buy lower-rated securities for their higher yields. Over the six-month period that ended December 31, 2014, AAA-rated municipal bonds returned 2.04% while BBB-rated bonds returned 4.29%, according to the Barclays Municipal Bond Index. Credit conditions continued to improve, as evidenced by an 18th consecutive quarter of positive year-over-year gains in state and local municipal revenues. In addition to better fundamental credit conditions, technical factors of limited supply alongside strong investor demand also supported municipal bonds.

Puerto Rico’s struggle, the exit of two cities from bankruptcy, and pension issues topped credit news.

Puerto Rico was the asset class’s largest single credit story. Bonds from the commonwealth returned a meager 0.79% during the six-month period as population declines, a contracting economy, and a burdensome level of debt held back results. Meanwhile, the cities of Stockton, California, and Detroit, Michigan, exited bankruptcy by curbing retiree health care benefits and bondholder recoveries but largely avoiding concessions on pensions. While these recent bankruptcies have so far treated pensions better than bonded debt, no clear

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	3

precedent has been established due to the difference in general obligation pledges and court-ordered versus negotiated concessions. Finally, underfunded pensions in Illinois, New Jersey, Pennsylvania, and Kansas gained attention for their negative fiscal effects and the political difficulties of finding a resolution.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Colorado Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Colorado individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Adrian Van Poppel

Average annual total returns1 (%) as of December 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (NWCOX)	7-31-1995	5.89	4.23	3.71	10.87	5.20	4.19	0.94	0.85
Class B (NWCBX)*	8-2-1993	5.39	4.14	3.64	10.39	4.48	3.64	1.69	1.60
Class C (WCOTX)	3-31-2008	9.04	4.41	3.40	10.04	4.41	3.40	1.69	1.60
Administrator Class (NCOTX)	8-23-1993	–	–	–	11.15	5.46	4.45	0.88	0.60
Barclays Municipal Bond Index[4]	–	–	–	–	9.05	5.16	4.74	–	–
Barclays Colorado Municipal Bond Index[5]	–	–	–	–	11.27	5.96	5.13	–	–
*	Effective January 7, 2015, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	5

Credit quality distribution[6] as of December 31, 2014

Effective maturity distribution[7] as of December 31, 2014

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through October 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. you cannot invest directly in an index.

5.	The Barclays Colorado Municipal Bond Index is the Colorado component of the Barclays Municipal Bond Index. you cannot invest directly in an index.

6.	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

7.	Effective maturity distribution is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Colorado Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2014	Ending account value 12-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,037.86	$4.37	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class B
Actual	$1,000.00	$1,037.30	$8.16	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.08	1.59%
Class C
Actual	$1,000.00	$1,033.93	$8.20	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Administrator Class
Actual	$1,000.00	$1,039.16	$3.08	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 93.46%

Arizona: 1.31%
Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-2034	$1,000,000	$1,125,230

California: 2.92%
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-2021	1,000,000	1,173,250
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00	3-1-2036	1,120,000	1,326,069

				2,499,319

Colorado: 83.47%
Arapahoe County CO Centennial 25 Metropolitan District (Tax Revenue)	6.38	12-1-2016	135,000	135,621
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2033	500,000	544,570
Aspen Valley CO Hospital Refunding District Bonds Series 2012 (Health Revenue)	5.00	10-15-2033	600,000	655,302
Aurora CO Certificate of Participation Refunding Bonds Series 2009A (Miscellaneous Revenue)	5.00	12-1-2027	2,000,000	2,281,620
Aurora CO E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2034	4,000,000	1,779,880
Aurora CO First Lien Water Improvement Bonds Series 2007A (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2039	1,000,000	1,085,190
Canon City CO Finance Authority Certificate of Participation Series 2008 (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2032	150,000	165,636
Colorado Board of Governors State University System Enterprise Bonds Series 2013C (Education Revenue)	5.25	3-1-2033	725,000	844,059
Colorado ECFA Alexander Dawson School LLC Project (Education Revenue)	5.00	2-15-2040	2,000,000	2,164,840
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	1,000,000	1,151,970
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.38	12-1-2028	1,000,000	1,156,500
Colorado ECFA Charter School Banning Lewis Ranch Academy Project (Education Revenue) 144A	6.13	12-15-2035	430,000	436,175
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	6-15-2019	1,040,000	1,042,964
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,140,000	1,142,611
Colorado ECFA Charter School District Montessori Charter School Project (Miscellaneous Revenue)	5.00	7-15-2037	1,150,000	1,241,276
Colorado ECFA Charter School Pinnacle High School Project (Education Revenue)	5.13	12-1-2039	500,000	524,180
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project Series 2014 (Education Revenue) 144A	4.13	7-1-2024	500,000	521,165
Colorado ECFA Charter School Twin Peaks Charter (Education Revenue)	6.75	11-15-2028	750,000	903,150
Colorado ECFA Cheyenne Mountain Charter School Series A (Education Revenue)	5.25	6-15-2029	590,000	614,509
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010 (Education Revenue)	5.00	9-1-2032	1,265,000	1,401,987
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue)	5.00	9-1-2030	1,770,000	1,992,701
Colorado ECFA Student Housing Campus Village Apartment (Miscellaneous Revenue)	5.50	6-1-2033	1,735,000	1,918,389
Colorado ECFA University Laboratory School Refunding Bonds Series 2004 (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-1-2024	1,355,000	1,358,103
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-2027	1,000,000	1,081,340
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-2035	1,000,000	1,064,170
Colorado Health Facilities Authority Catholic Health Initiatives Series B3 (Health Revenue) ±	1.88	7-1-2039	2,000,000	1,993,640

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

    _

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25%	10-1-2033	$1,000,000	$1,164,990
Colorado Health Facilities Authority Deutsche Bank SPEARs/LIFERs Trust Series 1131 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.34	12-1-2042	2,185,000	2,185,000
Colorado Health Facilities Authority Hospital Parkview Medical Center Incorporation (Health Revenue)	5.00	9-1-2025	900,000	925,992
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A (Health Revenue)	5.50	1-1-2035	1,000,000	1,194,170
Colorado HFA SFMR Class I Series A (Housing Revenue, FHA/HUD Insured)	5.50	11-1-2029	385,000	398,448
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-2018	500,000	572,340
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	1,200,000	1,292,328
Colorado Partnership Prerefunded Balance University of Colorado Denver Health Science Center Fitzsimons Academic Series B (Miscellaneous Revenue, National Insured)	5.00	11-1-2030	245,000	254,815
Colorado Partnership Unrefunded Balance University of Colorado Denver Health Science Center Fitzsimons Academic Series B (Miscellaneous Revenue, National Insured)	5.00	11-1-2030	755,000	785,245
Colorado Regional Transportation District Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	6-1-2044	2,000,000	2,241,800
Colorado Regional Transportation District Certificate of Participation Tax-Exempt Bonds Series 2010A (Miscellaneous Revenue)	5.38	6-1-2031	2,500,000	2,852,225
Colorado Regional Transportation District Certificate of Participation Transit Vehicles Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2022	1,000,000	1,104,340
Colorado Regional Transportation District Fastracks Project Bonds Series 2013A (Tax Revenue)	5.00	11-1-2031	1,000,000	1,169,840
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2 (Utilities Revenue)	5.00	11-15-2038	3,000,000	3,461,700
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.50	9-1-2024	1,000,000	1,026,760
Commerce City CO Sales & Use Tax Bonds Series 2014 (Tax Revenue, AGM Insured)	5.00	8-1-2044	1,250,000	1,418,937
Denver CO City & County Airport System Series A (Airport Revenue, Syncora Guarantee Incorporated Insured)	5.00	11-15-2022	1,250,000	1,300,662
Denver CO City & County Department of Aviation Airport System Bonds Series 2012B (Airport Revenue)	5.00	11-15-2030	2,000,000	2,314,980
Denver CO City & County Excise Tax Series A (Tax Revenue, AGM Insured)	6.00	9-1-2021	2,000,000	2,415,720
Denver CO Convention Center (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2030	1,205,000	1,250,031
El Paso County CO School District #49 (Miscellaneous Revenue, National Insured)	5.00	12-15-2027	1,430,000	1,574,301
Fremont County CO Finance Corporation Certificate of Participation Series 2013 (Miscellaneous Revenue)	5.25	12-15-2038	1,265,000	1,389,134
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-2026	715,000	783,440
Glendale CO Certificate of Participation Series 2006 (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2025	1,000,000	1,070,990
Longmont CO Certificates of ParticipationTax-Exempt Series 2014A and Taxable Series 2014B (Miscellaneous Revenue)	5.00	12-1-2034	1,000,000	1,133,670
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12-1-2017	155,000	166,103
Platte Valley CO Fire Protection District (Miscellaneous Revenue)	5.00	12-1-2036	325,000	345,264
University of Colorado Enterprise System Series A (Education Revenue)	5.00	6-1-2026	1,000,000	1,174,760
University of Colorado Enterprise Systems PFOTER Series 3840 (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.13	6-1-2025	2,980,000	2,980,000
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-2029	2,000,000	2,361,420

				71,510,953

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Guam: 1.95%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00%	1-1-2031	$1,000,000	$1,119,400
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75	12-1-2034	500,000	555,160

				1,674,560

Maryland: 0.56%
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	235,000	258,004
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2030	200,000	217,670

				475,674

Pennsylvania: 1.92%
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00	7-1-2029	500,000	549,985
Pennsylvania Higher Education Facilities Authority Indiana University Student Housing Project Series A (Education Revenue)	5.00	7-1-2032	1,000,000	1,094,060

				1,644,045

Virgin Islands: 1.33%
Virgin Islands PFA Matching Fund Loan Note Senior Lien (Tax Revenue, AGM Insured)	5.00	10-1-2029	1,000,000	1,139,410

Total Municipal Obligations (Cost $73,923,076)				80,069,191

	Yield		Shares

Short-Term Investments: 5.78%

Investment Companies: 5.78%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		4,949,996	4,949,996

Total Short-Term Investments (Cost $4,949,996)				4,949,996

Total investments in securities (Cost $78,873,072) *	99.24%	85,019,187
Other assets and liabilities, net	0.76	655,347

Total net assets	100.00%	$85,674,534

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $78,872,788 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,170,271
Gross unrealized losses	(23,872)

Net unrealized gains	$6,146,399

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Colorado Tax-Free Fund	Statement of assets and liabilities—December 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $73,923,076)	$80,069,191
In affiliated securities, at value (cost $4,949,996)	4,949,996

Total investments, at value (cost $78,873,072)	85,019,187
Cash	13,781
Receivable for Fund shares sold	184,333
Receivable for interest	679,273
Prepaid expenses and other assets	9,780

Total assets	85,906,354

Liabilities
Dividends payable	96,270
Payable for Fund shares redeemed	53,349
Advisory fee payable	12,790
Distribution fees payable	2,398
Administration fees payable	13,103
Shareholder report expenses payable	18,390
Shareholder servicing fees payable	18,584
Professional fees payable	16,120
Accrued expenses and other liabilities	816

Total liabilities	231,820

Total net assets	$85,674,534

NET ASSETS CONSIST OF
Paid-in capital	$80,643,849
Undistributed net investment income	298,072
Accumulated net realized losses on investments	(1,413,502)
Net unrealized gains on investments	6,146,115

Total net assets	$85,674,534

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$33,655,056
Shares outstanding – Class A1	3,038,086
Net asset value per share – Class A	$11.08
Maximum offering price per share – Class A2	$11.60
Net assets – Class B	$418
Shares outstanding – Class B1	38
Net asset value per share – Class B	$11.12
Net assets – Class C	$3,693,505
Shares outstanding – Class C1	333,106
Net asset value per share – Class C	$11.09
Net assets – Administrator Class	$48,325,555
Shares outstanding – Administrator Class[1]	4,362,313
Net asset value per share – Administrator Class	$11.08

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2014 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	11

Investment income
Interest	$1,732,738
Income from affiliated securities	314

Total investment income	1,733,052

Expenses
Advisory fee	149,037
Administration fees
Fund level	21,291
Class A	27,753
Class B	6
Class C	2,798
Administrator Class	23,483
Shareholder servicing fees
Class A	43,365
Class B	10
Class C	4,372
Administrator Class	58,709
Distribution fees
Class B	30
Class C	13,115
Custody and accounting fees	5,063
Professional fees	21,045
Registration fees	4,853
Shareholder report expenses	6,471
Trustees’ fees and expenses	6,074
Other fees and expenses	4,240

Total expenses	391,715
Less: Fee waivers and/or expense reimbursements	(75,331)

Net expenses	316,384

Net investment income	1,416,668

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	272,327
Net change in unrealized gains (losses) on investments	1,490,308

Net realized and unrealized gains (losses) on investments	1,762,635

Net increase in net assets resulting from operations	$3,179,303

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Colorado Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2014 (unaudited)		Year ended June 30, 2014

Operations
Net investment income		$1,416,668		$2,900,803
Net realized gains (losses) on investments		272,327		(1,049,877)
Net change in unrealized gains (losses) on investments		1,490,308		3,718,522

Net increase in net assets resulting from operations		3,179,303		5,569,448

Distributions to shareholders from
Net investment income
Class A		(558,816)		(1,250,056)
Class B		(102)		(716)
Class C		(43,059)		(96,231)
Administrator Class		(814,691)		(1,553,821)

Total distributions to shareholders		(1,416,668)		(2,900,824)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	64,358	704,872	96,947	1,014,701
Class C	43,345	478,100	41,291	431,773
Administrator Class	625,789	6,861,397	684,942	7,240,642

		8,044,369		8,687,116

Reinvestment of distributions
Class A	48,470	532,595	112,938	1,187,298
Class B	9	102	68	716
Class C	3,728	41,000	8,833	92,938
Administrator Class	25,064	275,477	51,051	536,696

		849,174		1,817,648

Payment for shares redeemed
Class A	(309,175)	(3,388,341)	(1,378,292)	(14,335,416)
Class B	(1,788)	(19,622)	(3,342)	(34,776)
Class C	(53,682)	(583,087)	(136,308)	(1,409,630)
Administrator Class	(369,499)	(4,058,886)	(1,390,335)	(14,456,295)

		(8,049,936)		(30,236,117)

Net increase (decrease) in net assets resulting from capital share transactions		843,607		(19,731,353)

Total increase (decrease) in net assets		2,606,242		(17,062,729)

Net assets
Beginning of period		83,068,292		100,131,021

End of period		$85,674,534		$83,068,292

Undistributed net investment income		$298,072		$298,072

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Colorado Tax-Free Fund	13

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS A		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.85	$10.46	$10.72	$10.15	$10.35	$9.90
Net investment income	0.18	0.35 [1]	0.34	0.38	0.44	0.41 [1]
Net realized and unrealized gains (losses) on investments	0.23	0.39	(0.26)	0.57	(0.21)	0.46

Total from investment operations	0.41	0.74	0.08	0.95	0.23	0.87
Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.34)	(0.38)	(0.43)	(0.42)
Net asset value, end of period	$11.08	$10.85	$10.46	$10.72	$10.15	$10.35
Total return[2]	3.79%	7.26%	0.65%	9.51%	2.34%	8.90%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.94%	0.91%	0.91%	0.89%	0.89%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.22%	3.35%	3.10%	3.64%	4.25%	3.95%
Supplemental data
Portfolio turnover rate	11%	33%	36%	41%	22%	15%
Net assets, end of period (000s omitted)	$33,655	$35,088	$46,069	$53,185	$48,218	$69,351

1.	Calculated based upon average shares outstanding.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Colorado Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS B		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.86	$10.48	$10.73	$10.16	$10.36	$9.92
Net investment income	0.14 [1]	0.27 [1]	0.26 [1]	0.31 [1]	0.36 [1]	0.33 [1]
Net realized and unrealized gains (losses) on investments	0.26	0.38	(0.25)	0.56	(0.20)	0.45

Total from investment operations	0.40	0.65	0.01	0.87	0.16	0.78
Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.26)	(0.30)	(0.36)	(0.34)
Net asset value, end of period	$11.12	$10.86	$10.48	$10.73	$10.16	$10.36
Total return[2]	3.73%	6.35%	(0.01)%	8.69%	1.57%	7.97%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.68%	1.66%	1.66%	1.64%	1.66%
Net expenses	1.59%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.53%	2.55%	2.35%	2.98%	3.50%	3.24%
Supplemental data
Portfolio turnover rate	11%	33%	36%	41%	22%	15%
Net assets, end of period (000s omitted)	$0	$20	$53	$57	$101	$253

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Colorado Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS C		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.86	$10.47	$10.73	$10.16	$10.36	$9.91
Net investment income	0.14	0.28	0.26	0.30	0.36	0.33 [1]
Net realized and unrealized gains (losses) on investments	0.23	0.38	(0.26)	0.57	(0.20)	0.46

Total from investment operations	0.37	0.66	0.00	0.87	0.16	0.79
Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.26)	(0.30)	(0.36)	(0.34)
Net asset value, end of period	$11.09	$10.86	$10.47	$10.73	$10.16	$10.36
Total return[2]	3.39%	6.46%	(0.10)%	8.69%	1.57%	8.08%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.69%	1.67%	1.66%	1.64%	1.65%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.46%	2.60%	2.34%	2.89%	3.50%	3.17%
Supplemental data
Portfolio turnover rate	11%	33%	36%	41%	22%	15%
Net assets, end of period (000s omitted)	$3,694	$3,689	$4,460	$4,012	$3,763	$3,920

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Colorado Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.85	$10.46	$10.72	$10.15	$10.35	$9.90
Net investment income	0.19	0.38	0.36	0.41	0.46	0.43 [1]
Net realized and unrealized gains (losses) on investments	0.23	0.39	(0.26)	0.57	(0.20)	0.47

Total from investment operations	0.42	0.77	0.10	0.98	0.26	0.90
Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.36)	(0.41)	(0.46)	(0.45)
Net asset value, end of period	$11.08	$10.85	$10.46	$10.72	$10.15	$10.35
Total return[2]	3.92%	7.53%	0.90%	9.78%	2.59%	9.17%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.88%	0.86%	0.84%	0.83%	0.83%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.47%	3.60%	3.34%	3.89%	4.51%	4.21%
Supplemental data
Portfolio turnover rate	11%	33%	36%	41%	22%	15%
Net assets, end of period (000s omitted)	$48,326	$44,272	$49,549	$43,876	$39,021	$44,143

[1].	Calculated based upon average shares outstanding

[2].	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. These financial statements report on the Wells Fargo Advantage Colorado Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

18	Wells Fargo Advantage Colorado Tax-Free Fund	Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2014, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2018	2019	Short-term
$548,785	$57,793	$1,079,533

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	19

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Municipal obligations	$0	$80,069,191	$0	$80,069,191

Short-term investments
Investment companies	4,949,996	0	0	4,949,996
Total assets	$4,949,996	$80,069,191	$0	$85,019,187

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2014, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, and 0.60% for Administrator Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

20	Wells Fargo Advantage Colorado Tax-Free Fund	Notes to financial statements (unaudited)

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended December 31, 2014, Funds Distributor received $583 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2014 were $8,354,733 and $10,612,842, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2014, the Fund paid $46 in commitment fees.

For the six months ended December 31, 2014, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage Colorado Tax-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

24	Wells Fargo Advantage Colorado Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFERs	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

230423 02-15 SA250/SAR250 12-14

Wells Fargo Advantage

High Yield Municipal Bond Fund

Semi-Annual Report

December 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage High Yield Municipal Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage High Yield Municipal Bond Fund for the six-month period that ended December 31, 2014. Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield. In fact, the longest-dated and weakest credits had the strongest returns. Municipal bond returns—as measured by the Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country—gained 2.88% for the six-month period that ended December 31, 2014.

Longer-maturity and lower-rated municipal bonds outperformed.

At the front end of the yield curve, municipal bond yields were extremely low because of the accommodative monetary policy. Throughout the reporting period, the U.S. Federal Reserve’s (Fed’s) monetary policymaking body kept its key interest rate near zero in order to support the economy and the financial system. Policymakers said they can be patient in normalizing monetary policy and that any increases in the target range for the federal funds rate will depend on incoming economic data. During the reporting period, the Fed reduced (or tapered) the size of its quantitative easing program each month until the program ended in October 2014, although it continues to reinvest principal and interest payments of the mortgage-backed securities and Treasury bonds it holds.

Longer-term yields declined during the second half of the year, with 10-year municipal yields declining from 2.33% as of June 30, 2014 to 2.10% as of December 31, 2014. For more perspective, the yield curve was steep on a historical basis at the beginning of the period and ended the period with the difference between 30-year and 2-year yields at 237 basis points (bps; 100 bps equals 1.00%), which was only slightly wider than its historical average. Because the yield curve was steep, longer-dated securities had higher yields. Given their longer maturities (as municipal yields fell further out the curve) and their more generous yields, longer-term bond returns outpaced shorter-term bonds.

Investors were also enticed to buy lower-rated securities for their higher yields. Over the six-month period that ended December 31, 2014, AAA-rated municipal bonds returned 2.04% while BBB-rated bonds returned 4.29%, according to the Barclays Municipal Bond Index. Credit conditions continued to improve, as evidenced by an 18th consecutive quarter of positive year-over-year gains in state and local municipal revenues. In addition to better fundamental credit conditions, technical factors of limited supply alongside strong investor demand also supported municipal bonds.

Puerto Rico’s struggle, the exit of two cities from bankruptcy, and pension issues topped credit news.

Puerto Rico was the asset class’s largest single credit story. Bonds from the commonwealth returned a meager 0.79% during the six-month period as population declines, a contracting economy, and a burdensome level of debt held back results. Meanwhile, the cities of Stockton, California, and Detroit, Michigan, exited bankruptcy by curbing retiree health care benefits and bondholder recoveries but largely avoiding concessions on pensions. While these recent bankruptcies have so far treated pensions better than bonded debt, no clear precedent has been established due to the difference in general obligation

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	3

pledges and court-ordered versus negotiated concessions. Finally, underfunded pensions in Illinois, New Jersey, Pennsylvania, and Kansas gained attention for their negative fiscal effects and the political difficulties of finding a resolution.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage High Yield Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks high current income exempt from federal income tax, and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Derby

Lyle J. Fitterer, CFA, CPA

Terry J. Goode

Average annual total returns (%) as of December 31, 2014

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WHYMX)	1-31-2013	10.37	4.36	15.61	6.89	1.87	0.86
Class C (WHYCX)	1-31-2013	13.74	6.10	14.74	6.10	2.62	1.61
Administrator Class (WHYDX)	1-31-2013	–	–	15.61	7.00	1.81	0.76
Institutional Class (WHYIX)	1-31-2013	–	–	15.90	7.16	1.54	0.61
Barclays Municipal Bond Index[3]	–	–	–	9.05	3.00	–	–
Barclays High Yield Municipal Bond Index[4]	–	–	–	13.84	3.27	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	5

Credit quality distribution[5] as of December 31, 2014

Effective maturity distribution[6] as of December 31, 2014

1.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

2.	The Adviser has committed through October 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.85% for Class A, 1.60% for Class C, 0.75% for Administrator Class, and 0.60% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4.	The Barclays High Yield Municipal Bond Index is an index consisting of all domestic and Yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

5.	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes on a scale SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bond on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

6.	Effective maturity distribution is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage High Yield Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2014	Ending account value 12-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,048.54	$4.39	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class C
Actual	$1,000.00	$1,044.58	$8.25	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Administrator Class
Actual	$1,000.00	$1,048.06	$3.87	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Institutional Class
Actual	$1,000.00	$1,049.87	$3.10	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 95.54%

Alabama: 2.41%
Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,000,000	$1,029,190
Jefferson County AL Sewer Revenue Warrants CAB Senior Lien Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2027	920,000	510,904
Selma AL Industrial Development Board Revenue Gulf Opportunity Zone Series A (Industrial Development Revenue)	6.25	11-1-2033	610,000	711,693

				2,251,787

Arizona: 4.77%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	250,000	265,643
Phoenix AZ IDA Guam Facilities Foundation Incorporated Project (Education Revenue )	5.00	2-1-2018	1,000,000	1,059,060
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	500,000	565,055
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	200,000	208,020
Pima County AZ IDA New Plan Learning Series A (Education Revenue)	8.13	7-1-2041	500,000	502,895
Pima County AZ IDA Refunding Bond Desert Heights Charter School Facility (Education Revenue)	6.00	5-1-2024	665,000	694,885
Salt Verde AZ Financial Corporation (Utilities Revenue, Citibank NA Guaranty Agreement)	5.00	12-1-2032	1,000,000	1,154,880

				4,450,438

California: 7.06%
Anaheim CA PFA Series A (Lease Revenue)	5.00	5-1-2046	500,000	550,435
California CDA California Baptist University Series B (Education Revenue) 144A	5.75	11-1-2017	130,000	134,659
California HFA Home Mortgage Series G (Housing Revenue)	4.95	8-1-2023	750,000	770,543
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	250,000	287,920
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.88	10-1-2044	1,000,000	1,014,720
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	1,000,000	1,081,040
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Sub Series D (Health Revenue, Jewish Home Foundation Guaranty Agreement)	4.75	8-1-2020	1,000,000	1,005,170
California Student Education Loan Marketing Corporation Series IV-D-1 (Education Revenue)	5.88	1-1-2018	500,000	499,930
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	100,000	107,878
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	4.75	8-1-2019	225,000	239,684
San Gorgonio CA Memorial Healthcare District (GO)	5.50	8-1-2027	750,000	896,168

				6,588,147

Colorado: 2.51%
Colorado E-470 Public Highway Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2027	500,000	326,215
Colorado ECFA Refunding Bond Charter School Skyview Academy Project (Education Revenue) 144A	5.13	7-1-2034	750,000	789,765
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	500,000	538,470

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Public Authority for Colorado Energy Natural Gas Purchase (Utilities Revenue, Merrill Lynch & Company Guaranty Agreement)	6.50%	11-15-2038	$500,000	$683,460

				2,337,910

District of Columbia: 0.47%
District of Columbia Tobacco Settlement Financing Corporation (Tobacco Revenue)	6.75	5-15-2040	435,000	434,961

Florida: 3.04%
Crossings At Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	4.00	5-1-2024	1,000,000	1,006,940
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	250,000	284,388
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	251,568
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	500,000	542,800
Village Community Development District 11 Florida Special Assessment (Miscellaneous Revenue)	3.25	5-1-2019	750,000	752,085

				2,837,781

Georgia: 1.97%
Cobb County GA Development Authority Student Housing Refunding Junior Subordinated Kennesaw State University Real Estate Funding Series C (Housing Revenue)	5.00	7-15-2028	800,000	869,528
Georgia Road & Tollway Authority Convertible CAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A±	0.00	6-1-2049	1,000,000	525,910
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2027	360,000	439,121

				1,834,559

Guam: 0.73%
Guam Department of Education John F. Kennedy High School Project Series A Certificate of Participation (Education Revenue)	5.50	12-1-2015	380,000	386,338
Guam International Airport Authority Series C (Airport Revenue)	6.38	10-1-2043	260,000	299,796

				686,134

Idaho: 0.50%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	200,000	211,634
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	250,000	254,518

				466,152

Illinois: 12.31%
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2024	1,000,000	666,340
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2028	1,000,000	526,720
Chicago IL Board of Education Series A (GO, National Insured)	5.00	12-1-2021	250,000	250,943
Chicago IL O’Hare International Airport Revenue Series B (Airport Revenue)	6.00	1-1-2041	150,000	174,632
Chicago IL Series A (GO)	5.00	1-1-2033	310,000	320,348
Chicago IL Series A (GO)	5.25	1-1-2023	500,000	530,275
Chicago IL Series C (GO)	5.00	1-1-2034	700,000	714,483

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds (Tax Revenue, AGM Insured)	5.00%	12-1-2044	$1,000,000	$1,136,410
Chicago IL Wastewater Transmission Refunding Bond Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	500,000	529,465
Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	500,000	528,075
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO, AGM Insured) ¤	0.00	12-1-2025	1,080,000	687,647
Illinois (GO)	5.50	7-1-2025	250,000	286,885
lIlinois (GO, Build America Mutual Assurance Company Insured)	5.50	7-1-2025	525,000	606,223
Illinois Finance Authority Charter Schools Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	750,000	856,755
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School (Miscellaneous Revenue)	6.00	2-1-2034	680,000	706,969
Illinois Series A (GO, AGM Insured)	5.00	4-1-2024	500,000	564,300
Lake County IL Community Unit School District #187 North Chicago Series A (GO, AGM Insured) ¤	0.00	1-1-2023	590,000	438,299
McHenry County IL Community Unit School District #12 Johnsburg (GO, Build America Mutual Assurance Company Insured) %%	5.00	1-1-2033	1,500,000	1,652,535
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	85,000	81,521
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	250,000	227,135

				11,485,960

Indiana: 1.42%
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2040	1,000,000	1,100,610
Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88	1-1-2024	200,000	223,210

				1,323,820

Iowa: 1.07%
Coralville IA Certificate of Participation Series D (Lease Revenue)	5.25	6-1-2026	1,000,000	997,570

Kansas: 0.54%
Kansas Independent College Finance Authority RAN Ottawa University Series C (Education Revenue)	4.60	5-1-2015	500,000	501,310

Louisiana: 1.41%
Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	250,000	279,508
Saint Tammany LA Public Trust Financing Authority Refunding Bond Christwood Project (Health Revenue) %%	4.00	11-15-2016	500,000	515,570
Saint Tammany LA Public Trust Financing Authority Refunding Bond Christwood Project (Health Revenue) %%	4.00	11-15-2017	500,000	516,855

				1,311,933

Michigan: 10.44%
Detroit MI Distribution of State Aid (GO)	4.50	11-1-2023	275,000	296,200
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	285,000	202,729
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2021	170,000	113,307
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2024	20,000	10,704

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00%	7-1-2025	$470,000	$234,323
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	250,000	252,208
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D4 (Water & Sewer Revenue)	5.00	7-1-2031	1,015,000	1,122,458
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	1,000,000	1,097,450
Michigan Finance Authority Refunding Notes Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	1,000,000	1,073,490
Michigan Finance Authority Refunding Notes Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2020	1,000,000	1,105,180
Michigan Municipal Bond Authority CAB Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	300,000	283,977
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	950,000	961,448
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	225,000	228,724
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	200,000	130,002
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	322,500	328,282
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	1,000,000	1,008,920
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	250,000	255,745
Wayne Charter County MI Building Improvement Series A (GO)	6.75	11-1-2039	980,000	1,030,372

				9,735,519

Minnesota: 0.81%
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.70	8-1-2026	335,000	344,414
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.80	8-1-2027	400,000	412,072

				756,486

Nevada: 0.16%
Henderson NV RDA Series A (Tax Revenue, Ambac Insured)	5.13	10-1-2022	150,000	150,114

New Hampshire: 3.01%
New Hampshire Business Finance Authority Casella Waste System Incorporated Project (Resource Recovery Revenue) 144A±	4.00	4-1-2029	1,000,000	1,005,980
New Hampshire Business Finance Authority Refunding Bond Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2030	1,615,000	1,799,158

				2,805,138

New Jersey: 4.34%
Camden County NJ Healthcare Redevelopment Revenue Cooper Health System Series A (Health Revenue)	5.00	2-15-2025	250,000	251,395
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	200,000	227,538

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
Gloucester County NJ PCFA AMT Keystone Urban Renewal LP Logan Project Series A (Resource Recovery Revenue)	5.00%	12-1-2024	$500,000	$561,880
New Jersey EDA Continental Airlines Incorporated Project (Industrial Development Revenue)	5.25	9-15-2029	250,000	266,105
New Jersey EDA Special Facility Revenue Continental Airlines Incorporated Project (Industrial Development Revenue)	4.88	9-15-2019	500,000	526,305
New Jersey TTFA Transportation System Series D (Transportation Revenue)	5.00	6-15-2032	2,000,000	2,218,360

				4,051,583

New York: 7.67%
Build New York City Resource Corporation Refunding Bond Pratt Paper Incorporated Project (Industrial Development Revenue) 144A	4.50	1-1-2025	1,000,000	1,019,130
Green Island NY Power Authority Power System (Utilities Revenue)	6.00	12-15-2020	1,035,000	1,051,798
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	1,000,000	1,137,080
Metropolitan Transportation New York Authority Series D (Transportation Revenue)	5.25	11-15-2044	2,000,000	2,328,080
New York City NY Housing Development Corporation Mortgage Refunding Bond 8 Spruce Street Class F (Housing Revenue)	4.50	2-15-2048	1,000,000	1,016,770
New York NY IDA (Industrial Development Revenue) ±	7.63	8-1-2025	300,000	329,169
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	250,000	275,025

				7,157,052

Ohio: 2.86%
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	500,000	546,890
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	1,000,000	1,032,500
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Lease Revenue)	5.75	12-1-2027	1,000,000	1,085,000

				2,664,390

Oklahoma: 0.68%
Cherokee Nation Health Care System Series 2006 (Health Revenue, ACA Insured) 144A	4.60	12-1-2021	615,000	633,788

Oregon: 0.64%
Multnomah County OR Hospital Facilities Authority Refunding Bond Mirabella South Waterfront Project Series A (Health Revenue)	5.00	10-1-2019	555,000	596,647

Pennsylvania: 3.68%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	190,000	194,991
Allegheny County PA RDA Pittsburgh Mills Project (Tax Revenue)	5.60	7-1-2023	500,000	509,090
Chester County PA Health and Education Facilities Immaculata University Project (Education Revenue)	5.50	10-15-2025	1,000,000	1,029,350
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	180,000	180,103
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00	7-1-2029	500,000	549,985
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	375,000	416,100
Philadelphia PA State Public School Building Authority School District Project (Education Revenue)	5.00	4-1-2028	500,000	555,750

				3,435,369

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico: 6.01%
Commonwealth of Puerto Rico (Miscellaneous Revenue, AGM Insured)	5.50%	7-1-2015	$50,000	$50,809
Commonwealth of Puerto Rico (Tax Revenue, National Insured)	6.00	7-1-2016	150,000	154,547
Commonwealth of Puerto Rico CAB (Miscellaneous Revenue, National Insured) ¤	0.00	7-1-2015	215,000	207,830
Commonwealth of Puerto Rico Government Development Bank Refunding Bond (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	100,000	100,342
Commonwealth of Puerto Rico Public Improvement Refunding Bond Series A (Miscellaneous Revenue, National Insured)	5.50	7-1-2016	125,000	128,070
Commonwealth of Puerto Rico Public Improvement Refunding Bond Series A (Miscellaneous Revenue, National Insured)	5.50	7-1-2016	600,000	614,736
Puerto Rico Electric Power Authority Refunding Bond Series JJ (Utilities Revenue, National Insured)	5.25	7-1-2015	275,000	278,460
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, AGM Insured)	5.50	7-1-2015	50,000	50,759
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2015	580,000	588,010
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	350,000	361,179
Puerto Rico Electric Power Authority Refunding Bond Series MM (Utilities Revenue, National Insured)	5.00	7-1-2016	50,000	51,234
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	730,000	746,403
Puerto Rico Highway & Transportation Authority Refunding Bond Series Z (Miscellaneous Revenue, National Insured)	6.25	7-1-2015	200,000	200,438
Puerto Rico Highway & Transportation Authority Revenue (Tax Revenue, AGM Insured)	5.50	7-1-2015	50,000	50,752
Puerto Rico Highway and Transportation Authority Series Y (Miscellaneous Revenue, AGM Insured) ±	6.25	7-1-2021	1,000,000	1,088,870
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Refunding Bond Inter American University Project (Education Revenue)	5.00	10-1-2016	500,000	516,035
Puerto Rico Public Buildings Authority Government Facilities Series S (Lease Revenue, Commonwealth insured)	5.88	7-1-2039	600,000	414,096

				5,602,570

Rhode Island: 0.14%
Rhode Island Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	6.00	6-1-2023	135,000	135,743

South Carolina: 1.97%
Connector 2000 Association Incorporated SC CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	152,230	115,649
Jasper County SC School Project (Miscellaneous Revenue)	4.00	4-1-2020	400,000	417,752
Jasper County SC School Project (Miscellaneous Revenue)	4.00	4-1-2021	300,000	313,971
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2031	215,000	227,752
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	200,000	208,992
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	500,000	550,940

				1,835,056

Tennessee: 0.15%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2022	120,000	136,613

Texas: 5.19%
Arlington TX Higher Education Finance Corporation Universal Academy Series A (Education Revenue)	7.00	3-1-2034	320,000	340,653

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Dallas-Fort Worth TX International Airport Facilities Series 2001-A1 (Industrial Development Revenue)	6.15%	1-1-2016	$1,000,000	$1,013,650
Hackberry TX Special Assessment Revenue Public Improvement District #3 Phase #13 (Water & Sewer Revenue)	6.00	9-1-2026	225,000	229,685
Houston TX Airport System Refunding Bond United Airlines Incorporated Terminal E Project (Airport Revenue)	4.50	7-1-2020	500,000	531,505
New Hope Cultural Education Facilities Finance Corporation Texas Retirement Facilities Wesleyan Homes Incorporated Project (Health Revenue)	4.00	1-1-2016	220,000	223,808
New Hope Cultural Education Facilities Finance Corporation Texas Retirement Facilities Wesleyan Homes Incorporated Project (Health Revenue)	4.00	1-1-2017	515,000	527,242
New Hope Cultural Education Facilities Finance Corporation Texas Retirement Facilities Wesleyan Homes Incorporated Project (Health Revenue)	4.00	1-1-2018	535,000	546,845
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2027	190,000	231,876
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series A (Utilities Revenue)	5.25	12-15-2018	120,000	134,867
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2028	735,000	815,277
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	200,000	248,626

				4,844,034

Vermont: 1.21%
Burlington VT Airport Refunding Bond Series A (Airport Revenue, AGM Insured)	5.00	7-1-2030	1,000,000	1,124,650

Washington: 2.65%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project (Health Revenue)	5.25	12-1-2025	250,000	274,253
Washington HCFR Catholic Health Series B (Health Revenue, JPMorgan Chase & Company SPA) ø	0.12	3-1-2032	2,200,000	2,200,000

				2,474,253

West Virginia: 0.31%
West Virginia Hospital Finance Authority (Health Revenue)	6.25	10-1-2023	270,000	286,546

Wisconsin: 2.84%
Wisconsin Center District Refunding Bond Junior Dedicated Series A (Tax Revenue)	5.00	12-15-2028	1,000,000	1,132,267
Wisconsin HEFA (Health Revenue)	6.88	12-1-2023	145,000	145,235
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A (Education Revenue)	4.13	10-1-2024	325,000	328,640
Wisconsin PFA Coral Academy of Science Las Vegas Series A (Education Revenue)	5.00	7-1-2024	500,000	532,280
Wisconsin PFA Senior Living 50 Rose Villa Project Series B-3 (Health Revenue)	3.75	11-15-2019	500,000	506,725

				2,645,147

Wyoming: 0.57%
Sweetwater County WY Solid Waste Disposal Refunding Bond FMC Corporation Project (Industrial Development Revenue)	5.60	12-1-2035	525,000	536,267

Total Municipal Obligations (Cost $86,690,050)				89,115,427

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Yield		Shares	Value

Short-Term Investments: 3.99%

Investment Companies: 3.91%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class ##(l)(u)	0.01%		3,652,189	$3,652,189

		Maturity date	Principal

U.S. Treasury Securities: 0.08%
U.S. Treasury Bill #(z)	0.02	3-19-2015	$75,000	74,997

Total Short-Term Investments (Cost $3,727,185)				3,727,186

Total investments in securities (Cost $90,417,235) *	99.53%	92,842,613
Other assets and liabilities, net	0.47	434,678

Total net assets	100.00%	$93,277,291

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $90,417,235 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,445,491
Gross unrealized losses	(20,113)

Net unrealized gains	$2,425,378

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2014 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	15

Assets
Investments
In unaffiliated securities, at value (cost $86,765,046)	$89,190,424
In affiliated securities, at value (cost $3,652,189)	3,652,189

Total investments, at value (cost $90,417,235)	92,842,613
Receivable for investments sold	10,000
Receivable for Fund shares sold	2,220,947
Receivable for interest	1,047,940
Prepaid expenses and other assets	20,240

Total assets	96,141,740

Liabilities
Dividends payable	53,048
Payable for investments purchased	2,683,350
Payable for Fund shares redeemed	29,139
Payable for daily variation margin on open futures contracts	8,719
Due to custodian bank	8,719
Advisory fee payable	21,627
Distribution fee payable	2,812
Administration fees payable	11,786
Accrued expenses and other liabilities	45,249

Total liabilities	2,864,449

Total net assets	$93,277,291

NET ASSETS CONSIST OF
Paid-in capital	$90,746,744
Overdistributed net investment income	(1,139)
Accumulated net realized gains on investments	145,836
Net unrealized gains on investments	2,385,850

Total net assets	$93,277,291

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$17,115,611
Shares outstanding – Class A1	1,632,185
Net asset value per share – Class A	$10.49
Maximum offering price per share – Class A2	$10.98
Net assets – Class C	$4,577,429
Shares outstanding – Class C1	436,475
Net asset value per share – Class C	$10.49
Net assets – Administrator Class	$15,831,129
Shares outstanding – Administrator Class[1]	1,509,159
Net asset value per share – Administrator Class	$10.49
Net assets – Institutional Class	$55,753,122
Shares outstanding – Institutional Class[1]	5,315,994
Net asset value per share – Institutional Class	$10.49

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage High Yield Municipal Bond Fund	Statement of operations—six months ended December 31, 2014 (unaudited)

Investment income
Interest	$1,411,632
Income from affiliated securities	1,806

Total investment income	1,413,438

Expenses
Advisory fee	158,690
Administration fees
Fund level	17,632
Class A	10,849
Class C	2,780
Administrator Class	5,956
Institutional Class	16,633
Shareholder servicing fees
Class A	16,951
Class C	4,343
Administrator Class	14,005
Distribution fee
Class C	13,030
Custody and accounting fees	4,948
Professional fees	22,783
Registration fees	23,686
Shareholder report expenses	7,252
Trustees’ fees and expenses	6,279
Other fees and expenses	3,498

Total expenses	329,315
Less: Fee waivers and/or expense reimbursements	(74,469)

Net expenses	254,846

Net investment income	1,158,592

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	617,817

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,453,457
Futures transactions	(39,528)

Net change in unrealized gains (losses) on investments	1,413,929

Net realized and unrealized gains (losses) on investments	2,031,746

Net increase in net assets resulting from operations	$3,190,338

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage High Yield Municipal Bond Fund	17

	Six months ended December 31, 2014 (unaudited)		Year ended June 30, 2014

Operations
Net investment income		$1,158,592		$767,497
Net realized gains on investments		617,817		245,987
Net change in unrealized gains (losses) on investments		1,413,929		1,515,434

Net increase in net assets resulting from operations		3,190,338		2,528,918

Distributions to shareholders from
Net investment income
Class A		(214,030)		(57,222)
Class C		(41,828)		(23,934)
Administrator Class		(194,132)		(63,330)
Institutional Class		(710,353)		(623,013)
Net realized gains
Class A		(132,615)		(2,293)
Class C		(34,119)		(1,054)
Administrator Class		(126,197)		(3,220)
Institutional Class		(425,024)		(23,729)

Total distributions to shareholders		(1,878,298)		(797,795)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,409,544	14,549,870	304,894	3,080,206
Class C	208,947	2,174,988	174,391	1,758,951
Administrator Class	1,265,267	13,122,351	262,863	2,583,587
Institutional Class	2,209,105	23,150,095	2,116,210	20,969,164

		52,997,304		28,391,908

Reinvestment of distributions
Class A	31,533	329,899	3,852	37,921
Class C	6,157	64,410	2,345	22,953
Administrator Class	24,194	253,290	6,786	66,550
Institutional Class	81,032	847,737	55,535	543,602

		1,495,336		671,026

Payment for shares redeemed
Class A	(201,069)	(2,079,834)	(21,424)	(218,363)
Class C	(5,201)	(54,139)	(682)	(6,932)
Administrator Class	(100,264)	(1,048,592)	(331)	(3,394)
Institutional Class	(7,342)	(76,346)	(6)	(56)

		(3,258,911)		(228,745)

Net increase in net assets resulting from capital share transactions		51,233,729		28,834,189

Total increase in net assets		52,545,769		30,565,312

Net assets
Beginning of period		40,731,522		10,166,210

End of period		$93,277,291		$40,731,522

Undistributed (overdistributed) net investment income		$(1,139)		$612

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage High Yield Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS A		2014	2013[1]
Net asset value, beginning of period	$10.25	$9.52	$10.00
Net investment income	0.17	0.40	0.13
Net realized and unrealized gains (losses) on investments	0.33	0.75	(0.49)

Total from investment operations	0.50	1.15	(0.36)
Distributions to shareholders from
Net investment income	(0.17)	(0.40)	(0.12)
Net realized gains	(0.09)	(0.02)	0.00

Total distributions to shareholders	(0.26)	(0.42)	(0.12)
Net asset value, end of period	$10.49	$10.25	$9.52
Total return[2]	4.85%	12.41%	(3.61)%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.90%	3.45%
Net expenses	0.85%	0.85%	0.85%
Net investment income	3.15%	3.98%	3.21%
Supplemental data
Portfolio turnover rate	24%	65%	69%
Net assets, end of period (000s omitted)	$17,116	$4,022	$998

1.	For the period from January 31, 2013 (commencement of class operations) to June 30, 2013

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Yield Municipal Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS C		2014	2013[1]
Net asset value, beginning of period	$10.25	$9.52	$10.00
Net investment income	0.13	0.33	0.09
Net realized and unrealized gains (losses) on investments	0.33	0.75	(0.48)

Total from investment operations	0.46	1.08	(0.39)
Distributions to shareholders from
Net investment income	(0.13)	(0.33)	(0.09)
Net realized gains	(0.09)	(0.02)	0.00

Total distributions to shareholders	(0.22)	(0.35)	(0.09)
Net asset value, end of period	$10.49	$10.25	$9.52
Total return[2]	4.46%	11.58%	(3.89)%
Ratios to average net assets (annualized)
Gross expenses	1.85%	2.58%	4.05%
Net expenses	1.60%	1.60%	1.60%
Net investment income	2.40%	3.15%	2.25%
Supplemental data
Portfolio turnover rate	24%	65%	69%
Net assets, end of period (000s omitted)	$4,577	$2,323	$481

[1].	For the period from January 31, 2013 (commencement of class operations) to June 30, 2013

[2].	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage High Yield Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2014	2013[1]
Net asset value, beginning of period	$10.26	$9.52	$10.00
Net investment income	0.17	0.41	0.13
Net realized and unrealized gains (losses) on investments	0.32	0.76	(0.48)

Total from investment operations	0.49	1.17	(0.35)
Distributions to shareholders from
Net investment income	(0.17)	(0.41)	(0.13)
Net realized gains	(0.09)	(0.02)	0.00

Total distributions to shareholders	(0.26)	(0.43)	(0.13)
Net asset value, end of period	$10.49	$10.26	$9.52
Total return[2]	4.81%	12.63%	(3.57)%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.80%	3.24%
Net expenses	0.75%	0.75%	0.75%
Net investment income	3.25%	4.14%	3.10%
Supplemental data
Portfolio turnover rate	24%	65%	69%
Net assets, end of period (000s omitted)	$15,831	$3,282	$482

1.	For the period from January 31, 2013 (commencement of class operations) to June 30, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Yield Municipal Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2014	2013[1]
Net asset value, beginning of period	$10.25	$9.52	$10.00
Net investment income	0.18	0.42	0.13
Net realized and unrealized gains (losses) on investments	0.33	0.75	(0.48)

Total from investment operations	0.51	1.17	(0.35)
Distributions to shareholders from
Net investment income	(0.18)	(0.42)	(0.13)
Net realized gains	(0.09)	(0.02)	0.00

Total distributions to shareholders	(0.27)	(0.44)	(0.13)
Net asset value, end of period	$10.49	$10.25	$9.52
Total return[2]	4.99%	12.70%	(3.52)%
Ratios to average net assets (annualized)
Gross expenses	0.78%	1.53%	2.97%
Net expenses	0.60%	0.60%	0.60%
Net investment income	3.41%	4.26%	3.25%
Supplemental data
Portfolio turnover rate	24%	65%	69%
Net assets, end of period (000s omitted)	$55,753	$31,105	$8,204

1.	For the period from January 31, 2013 (commencement of class operations) to June 30, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage High Yield Municipal Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. These financial statements report on the Wells Fargo Advantage High Yield Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	23

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24	Wells Fargo Advantage High Yield Municipal Bond Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Municipal obligations	$0	$89,115,427	$0	$89,115,427

Short-term investments
Investment companies	3,652,189	0	0	3,652,189
U.S. Treasury securities	74,997	0	0	74,997
Total assets	$3,727,186	$89,115,427	$0	$92,842,613
Liabilities
Futures contracts	$8,719	$0	$0	$8,719
Total liabilities	$8,719	$0	$0	$8,719

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase. For the six months ended December 31, 2014, the advisory fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fee

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Notes to financial statements (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	25

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.75% for Administrator Class shares, and 0.60% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2014, Funds Distributor received $3,866 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2014 were $67,593,211 and $15,059,873, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2014, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At December 31, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at December 31, 2014	Unrealized losses
3-20-2015	JPMorgan	31 Short	U.S. Treasury Bonds	$4,481,438	$(39,528)

The Fund had an average notional amount of $550,968 in futures contracts during the six months ended December 31, 2014.

On December 31, 2014, the cumulative unrealized losses on futures contracts in the amount of $39,528 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets

26	Wells Fargo Advantage High Yield Municipal Bond Fund	Notes to financial statements (unaudited)

and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$8,719	$0	$(8,719)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2014, the Fund paid $36 in commitment fees.

For the six months ended December 31, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage High Yield Municipal Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years

Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage High Yield Municipal Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

230424 02-15 SA264/SAR264 12-14

Wells Fargo Advantage

Intermediate Tax/AMT-Free Fund

Semi-Annual Report

December 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Intermediate Tax/AMT-Free Bond Fund for the six-month period that ended December 31, 2014. Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield. In fact, the longest-dated and weakest credits had the strongest returns. Municipal bond returns—as measured by the Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country—gained 2.88% for the six-month period that ended December 31, 2014.

Longer-maturity and lower-rated municipal bonds outperformed.

At the front end of the yield curve, municipal bond yields were extremely low because of the accommodative monetary policy. Throughout the reporting period, the U.S. Federal Reserve’s (Fed’s) monetary policymaking body kept its key interest rate near zero in order to support the economy and the financial system. Policymakers said they can be patient in normalizing monetary policy and that any increases in the target range for the federal funds rate will depend on incoming economic data. During the reporting period, the Fed reduced (or tapered) the size of its quantitative easing program each month until the program ended in October 2014, although it continues to reinvest principal and interest payments of the mortgage-backed securities and Treasury bonds it holds.

Longer-term yields declined during the second half of the year, with 10-year municipal yields declining from 2.33% as of June 30, 2014 to 2.10% as of December 31, 2014. For more perspective, the yield curve was steep on a historical basis at the beginning of the period and ended the period with the difference between 30-year and 2-year yields at 237 basis points (bps; 100 bps equals 1.00%), which was only slightly wider than its historical average. Because the yield curve was steep, longer-dated securities had higher yields. Given their longer maturities (as municipal yields fell further out the curve) and their more generous yields, longer-term bond returns outpaced shorter-term bonds.

Investors were also enticed to buy lower-rated securities for their higher yields. Over the six-month period that ended December 31, 2014, AAA-rated municipal bonds returned 2.04% while BBB-rated bonds returned 4.29%, according to the Barclays Municipal Bond Index. Credit conditions continued to improve, as evidenced by an 18th consecutive quarter of positive year-over-year gains in state and local municipal revenues. In addition to better fundamental credit conditions, technical factors of limited supply alongside strong investor demand also supported municipal bonds.

Puerto Rico’s struggle, the exit of two cities from bankruptcy, and pension issues topped credit news.

Puerto Rico was the asset class’s largest single credit story. Bonds from the commonwealth returned a meager 0.79% during the six-month period as population declines, a contracting economy, and a burdensome level of debt held back results. Meanwhile, the cities of Stockton, California, and Detroit, Michigan, exited bankruptcy by curbing retiree health care benefits and bondholder recoveries but largely avoiding concessions on pensions. While these recent bankruptcies have so far treated pensions better than bonded debt, no clear precedent has been established due to the difference in general obligation

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	3

pledges and court-ordered versus negotiated concessions. Finally, underfunded pensions in Illinois, New Jersey, Pennsylvania, and Kansas gained attention for their negative fiscal effects and the political difficulties of finding a resolution.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

Average annual total returns1 (%) as of December 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFTAX)	7-31-2007	4.08	4.25	4.08	7.30	4.89	4.40	0.81	0.70
Class C (WFTFX)	7-31-2007	5.50	4.11	3.63	6.50	4.11	3.63	1.56	1.45
Administrator Class (WFITX)	3-31-2008	–	–	–	7.40	4.99	4.48	0.75	0.60
Institutional Class (WITIX)	3-31-2008	–	–	–	7.50	5.18	4.61	0.48	0.42
Investor Class (SIMBX)	7-31-2001	–	–	–	7.17	4.84	4.37	0.84	0.73
Barclays Municipal Bond 1-15 Year Blend Index[4]	–	–	–	–	6.36	4.31	4.35	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	5

Credit quality distribution[5] as of December 31, 2014

Effective maturity distribution[6] as of December 31, 2014

1.	Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of Investor Class shares, no such adjustment is reflected). Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through October 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	Barclays Municipal Bond 1-15 Year Blend Index is the 1-15 Year Blend component of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities between six and eight years and a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes on a scale SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bond on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

6.	Effective maturity distribution is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2014	Ending account value 12-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,023.46	$3.57	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Class C
Actual	$1,000.00	$1,019.62	$7.38	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Administrator Class
Actual	$1,000.00	$1,023.96	$3.06	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,024.01	$2.14	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$2.14	0.42%
Investor Class
Actual	$1,000.00	$1,022.43	$3.72	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	7

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/intermediatetaxamtfree.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 98.15%

Alabama: 0.89%
Other securities				$19,931,408	0.89%

Alaska: 1.82%
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.14%	12-1-2041	$20,700,000	20,700,000	0.92
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.14	12-1-2041	11,185,000	11,185,000	0.50
Other securities				9,018,684	0.40

				40,903,684	1.82

Arizona: 1.38%
Other securities				30,965,772	1.38

Arkansas: 0.71%
Pulaski County AR HCFR Catholic Healthcare Series B (Health Revenue, U.S. Bank NA SPA) ø	0.10	12-1-2028	15,900,000	15,900,000	0.71

California: 11.71%
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.29	4-1-2036	20,000,000	20,464,200	0.91
California Public Works Board (Various Revenue) µ	5.00-6.25	12-1-2019 to 4-1-2034	9,275,000	10,367,361	0.46
California Public Works Board Regents University of California Research Project Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	14,738,718	0.66
California Various Purposes (GO)	6.00	4-1-2038	8,055,000	9,663,261	0.43
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1377 (GO, AGM/FGIC Insured, Deutsche Bank LIQ) ±144A	0.22	8-1-2033	10,000,000	10,000,000	0.44
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.88	7-1-2027	11,000,000	10,108,890	0.45
University of California Limited Project Series G (Health Revenue)	5.25	5-15-2030	15,000,000	17,923,050	0.80
University of California Series G (Education Revenue)	5.00	5-15-2037	10,390,000	11,732,908	0.52
Other securities				158,561,065	7.04

				263,559,453	11.71

Colorado: 0.34%
Other securities				7,582,727	0.34

Connecticut: 1.15%
Other securities				25,901,295	1.15

District of Columbia: 0.65%
Other securities				14,735,285	0.65

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Summary portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Florida: 4.16%
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.31%	8-1-2029	$10,000,000	$10,000,000	0.44%
Other securities				83,660,699	3.72

				93,660,699	4.16

Georgia: 0.60%
Other securities				13,540,572	0.60

Guam: 0.47%
Other securities				10,678,951	0.47

Illinois: 22.19%
Chicago IL Board of Education (GO) µ	0.00-5.25	12-1-2021 to 12-1-2031	26,495,000	24,569,269	1.08
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2022	20,000,000	14,701,400	0.65
Chicago IL Board of Education Series A3 (GO) ±	0.87	3-1-2036	10,000,000	9,718,100	0.43
Chicago IL Board of Education Series C (GO)	5.25	12-1-2023	9,980,000	10,689,279	0.47
Chicago IL O’Hare International Airport (Airport Revenue)	4.25-5.25	1-1-2021 to 1-1-2033	11,755,000	13,326,806	0.60
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	8,755,000	10,146,870	0.45
Chicago IL (GO) µ	4.00-5.65	1-1-2019 to 1-1-2037	25,715,000	26,960,841	1.21
Chicago IL Series G (GO, Ambac Insured)	5.00	12-1-2024	16,865,000	17,614,649	0.78
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2022 to 11-1-2033	13,885,000	15,883,480	0.70
Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	10,000,000	10,561,500	0.47
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1360 (GO, AGM Insured, Deutsche Bank LIQ) ø144A	0.16	2-1-2039	15,995,000	15,995,000	0.71
Illinois (Various Revenue) µ	4.75-5.50	9-1-2016 to 7-1-2026	29,250,000	32,250,744	1.44
Illinois (Tax Revenue)	5.00	6-15-2023	16,050,000	19,312,965	0.86
Illinois Regional Transportation Authority (Tax Revenue, National/FHA Insured)	6.50	7-1-2026	7,815,000	10,463,347	0.46
Illinois Toll Highway Authority (Transportation Revenue) µ	5.00-5.25	1-1-2024 to 1-1-2026	8,150,000	8,961,626	0.40
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, Bank of America NA SPA) ø	0.07	1-1-2031	34,385,000	34,385,000	1.53
Metropolitan Pier & Exposition Authority Illinois Hospitality Facilities PFOTER Series 3554 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø144A	0.13	7-1-2026	12,890,000	12,890,000	0.57
University of Illinois Utility Infrastructure Projects Series 2004 (Education Revenue, Bank of New York Mellon SPA) ø	0.08	8-15-2021	13,775,000	13,775,000	0.61
Other securities				197,297,408	8.77

				499,503,284	22.19

Indiana: 2.08%
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.91	11-15-2031	15,000,000	15,081,900	0.67
Other securities				31,830,590	1.41

				46,912,490	2.08

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Iowa: 0.41%
Other securities				$9,292,059	0.41%

Kansas: 0.07%
Other securities				1,488,019	0.07

Kentucky: 0.86%
Other securities				19,469,373	0.86

Louisiana: 1.43%
Other securities				32,079,870	1.43

Maryland: 0.10%
Other securities				2,152,449	0.10

Massachusetts: 2.15%
Massachusetts HEFA Various Partners Healthcare Series G-6 (Health Revenue) ±	0.92%	7-1-2038	$14,000,000	14,007,280	0.62
Massachusetts Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	0.16	8-1-2025	15,700,000	15,700,000	0.70
Other securities				18,711,245	0.83

				48,418,525	2.15

Michigan: 5.55%
Detroit MI City School District PFOTER-3556 (GO, FGIC/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) ø144A	0.48	5-1-2025	13,195,000	13,195,000	0.59
Michigan Finance Authority Local Government Loan Program (Water & Sewer Revenue)	5.00	7-1-2030	12,000,000	13,321,200	0.59
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) ø144A	0.48	5-1-2029	9,910,000	9,910,000	0.44
Other securities				88,507,403	3.93

				124,933,603	5.55

Minnesota: 0.96%
Minnesota HEFAR Carleton College Series 5G (Education Revenue, JPMorgan Chase & Company SPA) ø	0.07	11-1-2029	10,000,000	10,000,000	0.45
Other securities				11,674,459	0.51

				21,674,459	0.96

Mississippi: 0.58%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	10,000,000	11,493,200	0.51
Other securities				1,476,821	0.07

				12,970,021	0.58

Missouri: 0.49%
Other securities				11,100,320	0.49

Nebraska: 0.14%
Other securities				3,137,664	0.14

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Summary portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Nevada: 1.32%
Other securities				$29,642,030	1.32%

New Hampshire: 0.12%
Other securities				2,703,398	0.12

New Jersey: 3.47%
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.64%	3-1-2028	$15,000,000	14,965,950	0.66
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2019	9,810,000	10,959,830	0.49
New Jersey TTFA (Various Revenue) µ	5.00-5.50	12-15-2020 to 6-15-2032	14,805,000	17,117,602	0.76
New Jersey TTFA Series A (Transportation Revenue, AGM Insured)	5.50	12-15-2022	8,010,000	9,603,429	0.43
Other securities				25,421,031	1.13

				78,067,842	3.47

New Mexico: 0.37%
Other securities				8,413,768	0.37

New York: 9.37%
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1177 (Transportation Revenue, Deutsche Bank LIQ) ø144A	0.20	11-15-2038	11,250,000	11,250,000	0.50
New York Dormitory Authority Series C (Tax Revenue)	5.00	3-15-2036	8,650,000	10,047,321	0.45
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Dexia Credit Local SPA) ø	0.16	8-1-2028	10,000,000	10,000,000	0.44
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.16	6-15-2032	15,000,000	15,000,000	0.67
New York NY Sub Series J-4 (GO) ±	0.59	8-1-2025	10,000,000	9,991,200	0.44
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	9,960,000	9,970,060	0.44
Port Authority New York & New Jersey (Airport Revenue)	5.00	12-1-2020 to 9-1-2031	6,645,000	7,725,458	0.35
Port Authority New York & New Jersey Series 184 (Airport Revenue)	5.00	9-1-2032	11,000,000	13,098,250	0.58
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	9-1-2039	25,040,000	29,191,382	1.30
Other securities				94,590,649	4.20

				210,864,320	9.37

North Carolina: 1.54%
North Carolina Medical Care Commission Healthcare Facilities Series A (Health Revenue, JPMorgan Chase & Company SPA) ø	0.06	11-1-2034	21,350,000	21,350,000	0.95
Other securities				13,404,005	0.59

				34,754,005	1.54

North Dakota: 0.05%
Other securities				1,083,519	0.05

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Ohio: 2.02%
Montgomery County OH Catholic Health Refunding Bond Series B-2 (Health Revenue, U.S. Bank NA SPA) ø	0.10%	3-1-2027	$10,000,000	$10,000,000	0.44%
Other securities				35,437,493	1.58

				45,437,493	2.02

Oklahoma: 0.71%
Other securities				15,974,400	0.71

Oregon: 0.06%
Other securities				1,320,846	0.06

Pennsylvania: 5.79%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.54	11-1-2039	10,000,000	10,256,600	0.46
Other securities				120,024,234	5.33

				130,280,834	5.79

Puerto Rico: 0.05%
Other securities				1,039,928	0.05

Rhode Island: 0.43%
Other securities				9,758,182	0.43

South Carolina: 0.37%
Other securities				8,301,973	0.37

South Dakota: 0.05%
Other securities				1,022,037	0.05

Tennessee: 1.96%
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.05	6-1-2042	20,150,000	20,150,000	0.90
Other securities				23,869,073	1.06

				44,019,073	1.96

Texas: 6.00%
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.14	7-1-2030	9,880,000	9,895,709	0.44
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.20	12-1-2039	19,000,000	19,000,000	0.84
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series C (Health Revenue, JPMorgan Chase & Company SPA) ø	0.14	11-15-2033	10,000,000	10,000,000	0.44
Texas Municipal Gas Acquisition & Supply Corporation (Utilities Revenue) µ	0.50-5.00	9-15-2017 to 12-15-2023	24,945,000	28,032,148	1.24

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Summary portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Texas (continued)
Other securities				$68,129,399	3.04%

				135,057,256	6.00

Utah: 0.02%
Other securities				442,444	0.02

Virgin Islands: 0.39%
Other securities				8,790,190	0.39

Virginia: 1.30%
Virginia Public Building Authority Series C (Miscellaneous Revenue)	4.00%	8-1-2025	$20,255,000	23,005,200	1.02
Other securities				6,273,405	0.28

				29,278,605	1.30

Washington: 1.05%
Other securities				23,738,025	1.05

West Virginia: 0.05%
Other securities				1,236,543	0.05

Wisconsin: 0.77%
Other securities				17,281,666	0.77

Total Municipal Obligations (Cost $2,109,122,269)				2,209,000,359	98.15

	Yield		Shares
Short-Term Investments: 1.11%

Investment Companies: 1.10%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		24,714,237	24,714,237	1.10

			Principal
U.S. Treasury Securities: 0.01%
U.S. Treasury Bill (z)#	0.02	3-19-2015	$275,000	274,990	0.01

Total Short-Term Investments (Cost $24,989,221)				24,989,227	1.11

Total investments in securities (Cost $2,134,111,490) *				2,233,989,586	99.26
Other assets and liabilities, net				16,669,587	0.74

Total net assets				$2,250,659,173	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	13

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

µ	All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $2,134,108,781 and unrealized gains (losses) consists of:

Gross unrealized gains	$101,774,065
Gross unrealized losses	(1,893,260)

Net unrealized gains	$99,880,805

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Statement of assets and liabilities—December 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $2,109,397,253)	$2,209,275,349
In affiliated securities, at value (cost $24,714,237)	24,714,237

Total investments, at value (cost $2,134,111,490)	2,233,989,586
Cash	150,000
Receivable for investments sold	955,385
Receivable for Fund shares sold	9,295,427
Receivable for interest	19,721,316
Prepaid expenses and other assets	94,574

Total assets	2,264,206,288

Liabilities
Dividends payable	947,669
Payable for investments purchased	7,712,423
Payable for Fund shares redeemed	3,659,613
Payable for daily variation margin on open futures contracts	48,125
Advisory fee payable	436,666
Distribution fee payable	37,969
Administration fees payable	327,804
Accrued expenses and other liabilities	376,846

Total liabilities	13,547,115

Total net assets	$2,250,659,173

NET ASSETS CONSIST OF
Paid-in capital	$2,145,385,764
Overdistributed net investment income	(54,778)
Accumulated net realized gains on investments	5,696,290
Net unrealized gains on investments	99,631,897

Total net assets	$2,250,659,173

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$215,436,229
Shares outstanding – Class A1	18,462,417
Net asset value per share – Class A	$11.67
Maximum offering price per share – Class A2	$12.03
Net assets – Class C	$58,322,935
Shares outstanding – Class C1	4,998,150
Net asset value per share – Class C	$11.67
Net assets – Administrator Class	$737,917,396
Shares outstanding – Administrator Class[1]	63,200,641
Net asset value per share – Administrator Class	$11.68
Net assets – Institutional Class	$793,655,729
Shares outstanding – Institutional Class[1]	67,925,291
Net asset value per share – Institutional Class	$11.68
Net assets – Investor Class	$445,326,884
Shares outstanding – Investor Class[1]	38,180,988
Net asset value per share – Investor Class	$11.66

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/97.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	15

Investment income
Interest	$31,379,796
Income from affiliated securities	11,377

Total investment income	31,391,173

Expenses
Advisory fee	3,425,555
Administration fees
Fund level	539,248
Class A	175,011
Class C	46,293
Administrator Class	355,743
Institutional Class	288,829
Investor Class	424,462
Shareholder servicing fees
Class A	273,455
Class C	72,333
Administrator Class	889,358
Investor Class	558,011
Distribution fee
Class C	216,999
Custody and accounting fees	54,968
Professional fees	27,156
Registration fees	68,800
Shareholder report expenses	44,672
Trustees’ fees and expenses	6,619
Other fees and expenses	25,390

Total expenses	7,492,902
Less: Fee waivers and/or expense reimbursements	(1,026,060)

Net expenses	6,466,842

Net investment income	24,924,331

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	12,125,519
Futures transactions	149,477

Net realized gains on investments	12,274,996

Net change in unrealized gains (losses) on:
Unaffiliated securities	13,284,660
Futures transactions	(246,199)

Net change in unrealized gains (losses) on investments	13,038,461

Net realized and unrealized gains (losses) on investments	25,313,457

Net increase in net assets resulting from operations	$50,237,788

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2014 (unaudited)		Year ended June 30, 2014

Operations
Net investment income		$24,924,331		$52,935,966
Net realized gains (losses) on investments		12,274,996		(6,566,459)
Net change in unrealized gains (losses) on investments		13,038,461		57,189,271

Net increase in net assets resulting from operations		50,237,788		103,558,778

Distributions to shareholders from
Net investment income
Class A		(2,417,005)		(6,806,683)
Class C		(422,878)		(1,167,688)
Administrator Class		(8,213,984)		(17,700,151)
Institutional Class		(9,003,070)		(15,249,029)
Investor Class		(4,868,231)		(12,014,191)
Net realized gains
Class A		0		(1,658,020)
Class C		0		(385,963)
Administrator Class		0		(4,201,690)
Institutional Class		0		(3,100,604)
Investor Class		0		(2,907,199)

Total distributions to shareholders		(24,925,168)		(65,191,218)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,529,096	29,369,837	8,123,203	91,733,863
Class C	480,572	5,588,256	739,086	8,370,039
Administrator Class	10,000,715	116,161,461	30,944,915	348,684,118
Institutional Class	23,595,976	273,924,829	32,614,191	368,486,884
Investor Class	3,538,001	41,045,224	9,497,829	107,209,534

		466,089,607		924,484,438

Reinvestment of distributions
Class A	195,152	2,267,634	718,688	8,105,839
Class C	31,618	367,467	121,913	1,373,072
Administrator Class	659,278	7,668,790	1,837,811	20,742,708
Institutional Class	425,759	4,956,984	602,370	6,826,959
Investor Class	409,109	4,752,764	1,279,933	14,431,623

		20,013,639		51,480,201

Payment for shares redeemed
Class A	(7,226,669)	(83,388,985)	(11,511,229)	(129,437,057)
Class C	(507,784)	(5,891,627)	(2,242,496)	(25,241,602)
Administrator Class	(5,404,492)	(62,796,111)	(29,767,171)	(335,954,909)
Institutional Class	(8,038,939)	(93,557,745)	(22,016,202)	(249,004,231)
Investor Class	(4,850,633)	(56,161,513)	(18,219,592)	(204,713,096)

		(301,795,981)		(944,350,895)

Net increase in net assets resulting from capital share transactions		184,307,265		31,613,744

Total increase in net assets		209,619,885		69,981,304

Net assets
Beginning of period		2,041,039,288		1,971,057,984

End of period		$2,250,659,173		$2,041,039,288

Overdistributed net investment income		$(54,778)		$(53,941)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS A		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.53	$11.31	$11.53	$10.94	$10.81	$10.21
Net investment income	0.13	0.30	0.28	0.35	0.36	0.37
Net realized and unrealized gains (losses) on investments	0.14	0.29	(0.18)	0.59	0.13	0.60

Total from investment operations	0.27	0.59	0.10	0.94	0.49	0.97
Distributions to shareholders from
Net investment income	(0.13)	(0.30)	(0.28)	(0.35)	(0.36)	(0.37)
Net realized gains	0.00	(0.07)	(0.04)	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.13)	(0.37)	(0.32)	(0.35)	(0.36)	(0.37)
Net asset value, end of period	$11.67	$11.53	$11.31	$11.53	$10.94	$10.81
Total return[2]	2.35%	5.37%	0.82%	8.71%	4.57%	9.64%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.81%	0.80%	0.81%	0.82%	0.85%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.21%	2.66%	2.36%	3.07%	3.27%	3.47%
Supplemental data
Portfolio turnover rate	15%	29%	24%	38%	52%	61%
Net assets, end of period (000s omitted)	$215,436	$264,796	$289,931	$307,991	$239,853	$220,688

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS C		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.53	$11.31	$11.53	$10.94	$10.81	$10.21
Net investment income	0.09	0.22	0.19	0.27	0.28	0.29
Net realized and unrealized gains (losses) on investments	0.14	0.29	(0.18)	0.59	0.13	0.60

Total from investment operations	0.23	0.51	0.01	0.86	0.41	0.89
Distributions to shareholders from
Net investment income	(0.09)	(0.22)	(0.19)	(0.27)	(0.28)	(0.29)
Net realized gains	0.00	(0.07)	(0.04)	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.09)	(0.29)	(0.23)	(0.27)	(0.28)	(0.29)
Net asset value, end of period	$11.67	$11.53	$11.31	$11.53	$10.94	$10.81
Total return[2]	1.96%	4.59%	0.07%	7.90%	3.80%	8.82%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.56%	1.55%	1.56%	1.57%	1.61%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.46%	1.92%	1.61%	2.32%	2.54%	2.68%
Supplemental data
Portfolio turnover rate	15%	29%	24%	38%	52%	61%
Net assets, end of period (000s omitted)	$58,323	$57,580	$72,106	$67,598	$50,157	$29,666

[1].	Amount is less than $0.005.

[2].	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	19
(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.54	$11.32	$11.54	$10.95	$10.82	$10.21
Net investment income	0.14	0.31	0.29	0.36	0.37	0.38
Net realized and unrealized gains (losses) on investments	0.14	0.29	(0.18)	0.59	0.13	0.62

Total from investment operations	0.28	0.60	0.11	0.95	0.50	1.00
Distributions to shareholders from
Net investment income	(0.14)	(0.31)	(0.29)	(0.36)	(0.37)	(0.39)
Net realized gains	0.00	(0.07)	(0.04)	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.14)	(0.38)	(0.33)	(0.36)	(0.37)	(0.39)
Net asset value, end of period	$11.68	$11.54	$11.32	$11.54	$10.95	$10.82
Total return[2]	2.40%	5.47%	0.92%	8.81%	4.68%	9.85%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.75%	0.74%	0.75%	0.76%	0.77%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.31%	2.76%	2.46%	3.18%	3.39%	3.51%
Supplemental data
Portfolio turnover rate	15%	29%	24%	38%	52%	61%
Net assets, end of period (000s omitted)	$737,917	$668,517	$621,627	$494,528	$343,666	$139,551

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.55	$11.32	$11.54	$10.96	$10.82	$10.22
Net investment income	0.15	0.33	0.31	0.38	0.39	0.39
Net realized and unrealized gains (losses) on investments	0.13	0.30	(0.18)	0.58	0.14	0.61

Total from investment operations	0.28	0.63	0.13	0.96	0.53	1.00
Distributions to shareholders from
Net investment income	(0.15)	(0.33)	(0.31)	(0.38)	(0.39)	(0.40)
Net realized gains	0.00	(0.07)	(0.04)	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.15)	(0.40)	(0.35)	(0.38)	(0.39)	(0.40)
Net asset value, end of period	$11.68	$11.55	$11.32	$11.54	$10.96	$10.82
Total return[2]	2.40%	5.75%	1.10%	8.91%	4.86%	10.05%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.48%	0.48%	0.49%	0.49%	0.51%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	2.49%	2.94%	2.65%	3.32%	3.55%	3.69%
Supplemental data
Portfolio turnover rate	15%	29%	24%	38%	52%	61%
Net assets, end of period (000s omitted)	$793,656	$599,686	$461,403	$326,772	$129,033	$109,593

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
INVESTOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.53	$11.31	$11.52	$10.94	$10.81	$10.20
Net investment income	0.13	0.30	0.27	0.35	0.35	0.37
Net realized and unrealized gains (losses) on investments	0.13	0.29	(0.17)	0.58	0.13	0.61

Total from investment operations	0.26	0.59	0.10	0.93	0.48	0.98
Distributions to shareholders from
Net investment income	(0.13)	(0.30)	(0.27)	(0.35)	(0.35)	(0.37)
Net realized gains	0.00	(0.07)	(0.04)	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.13)	(0.37)	(0.31)	(0.35)	(0.35)	(0.37)
Net asset value, end of period	$11.66	$11.53	$11.31	$11.52	$10.94	$10.81
Total return[2]	2.24%	5.34%	0.88%	8.58%	4.54%	9.70%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.84%	0.83%	0.84%	0.85%	0.91%
Net expenses	0.73%	0.73%	0.73%	0.73%	0.73%	0.75%
Net investment income	2.18%	2.63%	2.33%	3.06%	3.24%	3.44%
Supplemental data
Portfolio turnover rate	15%	29%	24%	38%	52%	61%
Net assets, end of period (000s omitted)	$445,327	$450,460	$525,990	$425,044	$400,794	$461,890

[1].	Amount is less than $0.005.

[2].	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. These financial statements report on the Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	23

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2014, the Fund had capital loss carryforwards which consisted of $6,581,418 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

24	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Notes to financial statements (unaudited)
■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$2,206,429,859	$2,570,500	$2,209,000,359

Short-term investments
Investment companies	24,714,237	0	0	24,714,237
U.S. Treasury securities	274,990	0	0	274,990
Total assets	$24,989,227	$2,206,429,859	$2,570,500	$2,233,989,586
Liabilities

Futures contracts	$48,125	$0	$0	$48,125
Total liabilities	$48,125	$0	$0	$48,125

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2014, the advisory fee was equivalent to an annual rate of 0.32% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Notes to financial statements (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	25

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.60% for Administrator Class shares, 0.42% for Institutional Class shares, and 0.73% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2014, Funds Distributor received $11,381 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2014 were $430,661,428 and $263,891,135, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2014, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At December 31, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at December 31, 2014	Unrealized losses
3-20-2015	JPMorgan	220 Short	10-Year U.S. Treasury Notes	$27,895,313	$(246,199)

The Fund had an average notional amount of $12,289,212 in short futures contracts during the six months ended December 31, 2014.

On December 31, 2014, the cumulative unrealized losses on futures contracts in the amount of $246,199 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the

26	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Notes to financial statements (unaudited)

Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$48,125	$0	$(48,125)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2014, the Fund paid $1,129 in commitment fees.

For the six months ended December 31 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFERs	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

230425 02-15 SA251/SAR251 12-14

Wells Fargo Advantage Minnesota Tax-Free Fund

Semi-Annual Report

December 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Minnesota Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Minnesota Tax-Free Fund for the six-month period that ended December 31, 2014. Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield. In fact, the longest-dated and weakest credits had the strongest returns. Municipal bond returns—as measured by the Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country—gained 2.88% for the six-month period that ended December 31, 2014.

Longer-maturity and lower-rated municipal bonds outperformed.

At the front end of the yield curve, municipal bond yields were extremely low because of the accommodative monetary policy. Throughout the reporting period, the U.S. Federal Reserve’s (Fed’s) monetary policymaking body kept its key interest rate near zero in order to support the economy and the financial system. Policymakers said they can be patient in normalizing monetary policy and that any increases in the target range for the federal funds rate will depend on incoming economic data. During the reporting period, the Fed reduced (or tapered) the size of its quantitative easing program each month until the program ended in October 2014, although it continues to reinvest principal and interest payments of the mortgage-backed securities and Treasury bonds it holds.

Longer-term yields declined during the second half of the year, with 10-year municipal yields declining from 2.33% as of June 30, 2014 to 2.10% as of December 31, 2014. For more perspective, the yield curve was steep on a historical basis at the beginning of the period and ended the period with the difference between 30-year and 2-year yields at 237 basis points (bps; 100 bps equals 1.00%), which was only slightly wider than its historical average. Because the yield curve was steep, longer-dated securities had higher yields. Given their longer maturities (as municipal yields fell further out the curve) and their more generous yields, longer-term bond returns outpaced shorter-term bonds.

Investors were also enticed to buy lower-rated securities for their higher yields. Over the six-month period that ended December 31, 2014, AAA-rated municipal bonds returned 2.04% while BBB-rated bonds returned 4.29%, according to the Barclays Municipal Bond Index. Credit conditions continued to improve, as evidenced by an 18th consecutive quarter of positive year-over-year gains in state and local municipal revenues. In addition to better fundamental credit conditions, technical factors of limited supply alongside strong investor demand also supported municipal bonds.

Puerto Rico’s struggle, the exit of two cities from bankruptcy, and pension issues topped credit news.

Puerto Rico was the asset class’s largest single credit story. Bonds from the commonwealth returned a meager 0.79% during the six-month period as population declines, a contracting economy, and a burdensome level of debt held back results. Meanwhile, the cities of Stockton, California, and Detroit, Michigan, exited bankruptcy by curbing retiree health care benefits and bondholder recoveries but largely avoiding concessions on pensions. While these recent bankruptcies have so far treated pensions better than bonded debt, no clear precedent has been established due to the difference in general obligation

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	3

pledges and court-ordered versus negotiated concessions. Finally, underfunded pensions in Illinois, New Jersey, Pennsylvania, and Kansas gained attention for their negative fiscal effects and the political difficulties of finding a resolution.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Minnesota Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Bruce R. Johns

Average annual total returns1 (%) as of December 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (NMTFX)	1-12-1988	2.04	3.56	3.60	6.85	4.52	4.07	0.89	0.85
Class C (WMTCX)	4-8-2005	5.05	3.74	3.29	6.05	3.74	3.29	1.64	1.60
Administrator Class (NWMIX)	8-2-1993	–	–	–	7.11	4.78	4.33	0.83	0.60
Barclays Municipal Bond Index[4]	–	–	–	–	9.05	5.16	4.74	–	–
Barclays Minnesota Municipal Bond Index[5]	–	–	–	–	6.80	4.57	4.56	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Minnesota municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	5

Credit quality distribution[6] as of December 31, 2014

Effective maturity distribution[7] as of December 31, 2014

1.	Effective July 18, 2008, Class Z was renamed Administrator Class. Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through October 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The Barclays Minnesota Municipal Bond Index is the Minnesota component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

6.	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes on a scale SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bond on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

7.	Effective maturity distribution is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Minnesota Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2014	Ending account value 12-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,024.23	$4.34	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class C
Actual	$1,000.00	$1,020.38	$8.15	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Administrator Class
Actual	$1,000.00	$1,025.52	$3.06	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.20%

Guam: 1.05%
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00%	10-1-2017	$200,000	$220,782
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2018	100,000	112,402
Guam International Airport Authority Series 2013B (Airport Revenue)	5.00	10-1-2017	300,000	331,173
Guam Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	865,000	1,000,208

				1,664,565

Illinois: 0.62%
Chicago IL Refunding Bond CAB Series C (GO) ¤	0.00	1-1-2032	2,500,000	984,125

Minnesota: 94.13%
Anoka County MN Capital Improvement Series A (GO)	5.00	2-1-2024	500,000	557,200
Anoka County MN Charter School Series A (Education Revenue)	2.65	6-1-2016	210,000	209,332
Anoka County MN Charter School Series A (Education Revenue)	3.40	6-1-2019	225,000	224,813
Anoka County MN Charter School Series A (Education Revenue)	3.65	6-1-2020	185,000	185,357
Anoka County MN Charter School Series A (Education Revenue)	3.75	6-1-2021	245,000	245,409
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2027	510,000	539,748
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2032	300,000	312,816
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2043	1,100,000	1,130,822
Anoka Hennepin MN Independent School District #11 Certificates of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,158,830
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-2031	1,500,000	1,619,925
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	2,150,000	2,256,339
Buffalo MN Housing & RDA Public Facility Buffalo Wild Marsh Golf Course (Miscellaneous Revenue)	4.38	5-1-2024	185,000	186,108
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2026	750,000	888,225
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2027	500,000	590,195
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2029	300,000	351,591
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2011 (Miscellaneous Revenue)	5.00	11-1-2041	1,400,000	1,500,940
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2016	875,000	878,238
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2042	1,500,000	1,645,455
Cologne MN Charter School Lease Revenue Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	590,000	634,805
Cologne MN Charter School Lease Revenue Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2034	500,000	527,860
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	109,782	114,133
Duluth MN Duluth Entertainment Convention Center Improvements Series A (GO)	5.00	2-1-2034	1,000,000	1,091,970
Duluth MN Housing & RDA Lease Revenue Bonds Public School Academy Series 2010A (Education Revenue)	5.60	11-1-2030	2,000,000	2,137,320
Elk River MN Independent School District #728 Series A (GO, AGM Insured)	5.00	2-1-2021	3,400,000	3,564,458
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	5.50	11-1-2017	395,000	411,183
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	6.00	11-1-2027	1,870,000	1,957,404

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Forest Lakes MN Charter School Lease Revenue Bonds Lakes International Language Academy Project Series 2014A (Education Revenue)	5.50%	8-1-2036	$500,000	$549,460
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	1.50	4-1-2016	570,000	574,418
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	4.00	4-1-2022	735,000	781,334
Goodhue County MN Education District #6051 Red Wing Certificates of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2029	750,000	863,963
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	600,000	647,526
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A (Utilities Revenue)	5.00	12-1-2026	700,000	809,501
Lakeville MN (Tobacco Revenue)	5.00	2-1-2016	180,000	183,418
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	5-1-2024	1,735,000	1,852,338
Meeker County MN Memorial Hospital Project Series 2007 (Health Revenue)	5.63	11-1-2022	800,000	850,104
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2025	1,000,000	1,152,090
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2035	1,000,000	1,128,260
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.04	8-15-2034	575,000	575,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.06	11-15-2017	2,320,000	2,227,200
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series 2014A (Airport Revenue)	5.00	1-1-2029	500,000	583,945
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series 2014B (Airport Revenue)	5.00	1-1-2026	500,000	579,645
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	1,000,000	1,088,810
Minneapolis MN Charter School Yinghua Academy Project Series 2013A (Education Revenue)	5.00	7-1-2023	300,000	315,474
Minneapolis MN Development Limited Tax Supported Common Bond Series 1A (Miscellaneous Revenue)	4.80	12-1-2016	555,000	579,759
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	5.00	6-1-2028	1,115,000	1,154,449
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-2040	1,000,000	1,186,860
Minneapolis MN Fairview Health Services Series A (Health Revenue, AGM Insured)	6.63	11-15-2028	1,000,000	1,182,940
Minneapolis MN Fairview Health Services Series B (Health Revenue, AGM Insured)	6.50	11-15-2038	2,235,000	2,612,469
Minneapolis MN St. Anthony Falls Project Series 2005 (Tax Revenue)	5.65	2-1-2027	500,000	500,405
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014 (Housing Revenue)	5.00	8-1-2032	860,000	884,372
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGM Insured)	4.00	2-15-2020	50,000	55,460
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGM Insured)	5.00	2-15-2030	2,000,000	2,201,520
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, AGM Insured)	5.00	2-15-2037	4,030,000	4,279,497
Minnesota Agricultural & Economic Development Board Health Care System Fairview Hospital Series 1997A (Health Revenue, National Insured)	5.50	11-15-2017	695,000	697,877
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2027	2,000,000	2,376,940

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00%	3-1-2029	$2,000,000	$2,345,720
Minnesota General Fund Revenue Appropriation Bonds Series 2014A (Miscellaneous Revenue)	5.00	6-1-2033	1,000,000	1,170,470
Minnesota HEFAR Bethel University Series 6R (Education Revenue)	5.50	5-1-2025	1,535,000	1,601,036
Minnesota HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-2030	2,000,000	2,253,100
Minnesota HEFAR College of St. Scholastica Incorporated Series 7R (Education Revenue)	4.25	12-1-2027	400,000	414,224
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-2021	300,000	328,905
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-2029	500,000	546,625
Minnesota HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	3-1-2036	275,000	299,057
Minnesota HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-2018	635,000	697,484
Minnesota HEFAR St. Olaf College Series 7F (Education Revenue)	4.50	10-1-2030	500,000	535,240
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	5.00	10-1-2018	1,100,000	1,184,007
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2025	1,030,000	1,120,733
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2030	1,000,000	1,073,350
Minnesota HEFAR St. Thomas University Series 6X (Education Revenue)	5.00	4-1-2029	1,000,000	1,076,790
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2017	655,000	715,221
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2023	750,000	899,648
Minnesota Housing Finance Agency Residential Housing Series 2007Q (Housing Revenue)	5.25	7-1-2033	940,000	970,400
Minnesota Housing Finance Agency Residential Housing Series 2009E (Housing Revenue)	4.20	7-1-2021	1,180,000	1,213,087
Minnesota Housing Finance Agency Residential Housing Series 2012D (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	1,045,000	1,102,465
Minnesota Housing Finance Agency Series 2009B (Housing Revenue)	5.90	7-1-2028	160,000	166,277
Minnesota Municipal Power Agency Series 2007 (Utilities Revenue)	5.00	10-1-2037	1,200,000	1,304,316
Minnesota Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00	10-1-2025	2,335,000	2,670,633
Minnesota Prerefunded (GO)	5.00	8-1-2022	100,000	111,184
Minnesota Unrefunded (GO)	5.00	6-1-2020	185,000	196,786
Minnesota Unrefunded (GO)	5.00	8-1-2022	2,400,000	2,667,456
Minnesota Various Purposes Series 2010D (GO)	5.00	8-1-2022	1,500,000	1,753,725
Montgomery MN Independent School District School Building #394 Series B (GO, AGM Insured)	5.00	2-1-2025	500,000	523,495
Mounds View MN Independent School District #621 Series A (GO, South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	577,117
Mower County MN Housing & RDA Facilities Project Series A (Miscellaneous Revenue)	5.75	2-1-2027	695,000	735,477
Mower County MN Housing & RDA Facilities Project Series A (Miscellaneous Revenue)	5.90	2-1-2029	375,000	397,448
Northeast Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A (Miscellaneous Revenue)	4.00	2-1-2024	1,100,000	1,206,062
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGM Insured)	5.00	1-1-2018	820,000	915,669
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGM Insured)	5.00	1-1-2021	50,000	55,395
Northern Minnesota Municipal Power Agency Series 2013A (Utilities Revenue)	4.00	1-1-2028	450,000	483,120
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	4.15	9-1-2024	600,000	612,444
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	5.00	9-1-2034	1,100,000	1,134,826
Pine County MN Housing & RDA Public Project Series A (Miscellaneous Revenue)	5.00	2-1-2028	1,475,000	1,548,116
Plymouth MN Certificate of Participation Intermediate School District #287 Series A (Miscellaneous Revenue)	5.00	2-1-2024	250,000	286,175

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00%	11-1-2032	$660,000	$696,419
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2042	560,000	582,898
Rochester MN Electric Utility Revenue Series 2007C (Utilities Revenue)	5.00	12-1-2030	1,000,000	1,069,640
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2023	815,000	1,003,273
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2025	315,000	382,779
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2026	250,000	302,190
Rochester MN HCFR Mayo Clinic Series 2011 (Health Revenue) ±	4.50	11-15-2038	500,000	578,275
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2027	700,000	824,411
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2029	325,000	378,290
South St. Paul MN Housing & RDA Airport Project Series 2007 (Industrial Development Revenue, AGM Insured)	4.70	9-1-2019	365,000	387,101
South St. Paul MN Housing & RDA Airport Project Series 2007 (Industrial Development Revenue, AGM Insured)	5.13	9-1-2029	500,000	528,745
Southern Minnesota Municipal Power Agency CAB Series 1994A (Utilities Revenue, National Insured) ¤	0.00	1-1-2020	5,100,000	4,621,518
Southern Minnesota Municipal Power Agency Series 2006A (Utilities Revenue, National Insured) ±	2.57	1-1-2015	1,030,000	1,030,000
Southern Minnesota Municipal Power Agency Series 2009A (Utilities Revenue)	5.25	1-1-2030	2,000,000	2,234,800
St. Cloud MN CentraCare Health System Series 2010A (Health Revenue)	5.13	5-1-2030	2,015,000	2,261,455
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50	7-1-2029	1,000,000	1,131,490
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00	11-15-2024	2,000,000	2,260,220
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Series A (Education Revenue)	4.00	7-1-2023	250,000	248,398
St. Paul MN Housing & RDA Charter School Nova Classical Academy Series A (Miscellaneous Revenue)	6.63	9-1-2042	865,000	986,481
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	5.00	12-1-2036	1,500,000	1,512,105
St. Paul MN Housing & RDA Gillette Children’s Specialty Healthcare Project Series 2005 (Health Revenue)	5.00	2-1-2015	200,000	200,612
St. Paul MN Housing & RDA Gillette Children’s Specialty Healthcare Project Series 2010 (Health Revenue)	5.00	2-1-2021	500,000	501,690
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.75	9-1-2026	650,000	662,753
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	6.00	9-1-2036	500,000	509,865
St. Paul MN Housing & RDA Hope Community Academy Project Series A (Miscellaneous Revenue)	6.25	12-1-2019	335,000	341,697
St. Paul MN Housing & RDA Maryland Park Apartment Project Series 2014 (Housing Revenue)	0.55	6-1-2016	1,000,000	1,000,030
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-2035	875,000	979,239
St. Paul MN Housing & RDA St. Paul Academy & Summit School Project (Education Revenue)	5.00	10-1-2024	2,000,000	2,119,540
St. Paul MN Housing & RDA St. Paul Conservatory for Performing Artists Series A (Education Revenue)	4.00	3-1-2028	150,000	147,132
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	2,000,000	2,423,620
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood Health System Series 2004 (GO)	5.13	12-1-2024	1,000,000	1,003,470
University of Minnesota Series 2009A (Education Revenue)	5.00	4-1-2021	1,180,000	1,353,720
University of Minnesota Series 2009A (Education Revenue)	5.13	4-1-2034	1,000,000	1,135,560
University of Minnesota State Supported Biomedical Science Series 2011B (Education Revenue)	5.00	8-1-2036	1,000,000	1,128,840
University of Minnesota State Supported Stadium Debt Series 2006 (Education Revenue)	5.00	8-1-2025	5,000,000	5,346,900

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Virginia MN Housing & RDA HCFR Series 2005 (Miscellaneous Revenue)	5.25%	10-1-2025	$2,085,000	$2,119,090
Washington County MN Capital Improvement Plan Series A (GO)	5.00	2-1-2021	2,495,000	2,755,253
Western Minnesota Municipal Power Agency (Utilities Revenue, National Insured)	9.75	1-1-2016	180,000	190,224
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2027	1,565,000	1,859,580
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2030	1,000,000	1,172,340
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2032	1,250,000	1,472,881
Willmar MN Rice Memorial Hospital Project Series 2012A (GO)	5.00	2-1-2026	1,000,000	1,157,190
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	3.00	7-1-2018	295,000	304,824
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	5.00	7-1-2034	500,000	539,645
Woodbury MN Charter School Series A (Education Revenue)	2.40	12-1-2015	180,000	180,763
Woodbury MN Charter School Series A (Education Revenue)	3.15	12-1-2018	190,000	193,439
Woodbury MN Charter School Series A (Education Revenue)	3.90	12-1-2022	220,000	228,503
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2027	215,000	231,039
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2032	220,000	232,806

				148,801,526

Puerto Rico: 2.04%
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	805,000	830,712
Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured)	4.75	12-1-2015	400,000	401,368
Puerto Rico Government Development Bank Series 3402 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.50	6-30-2015	2,000,000	2,000,000

				3,232,080

Virgin Islands: 0.36%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2025	500,000	560,880

Total Municipal Obligations (Cost $145,991,658)				155,243,176

Total investments in securities (Cost $145,991,658) *	98.20%	155,243,176
Other assets and liabilities, net	1.80	2,839,337

Total net assets	100.00%	$158,082,513

¤	The security is issued in zero coupon form with no periodic interest payments.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

*	Cost for federal income tax purposes is $145,989,319 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,264,079
Gross unrealized losses	(10,222)

Net unrealized gains	$9,253,857

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Minnesota Tax-Free Fund	Statement of assets and liabilities—December 31, 2014 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $145,991,658)	$155,243,176
Cash	824,186
Receivable for investments sold	185,236
Receivable for Fund shares sold	125,504
Receivable for interest	2,054,344
Prepaid expenses and other assets	18,612

Total assets	158,451,058

Liabilities
Dividends payable	107,827
Payable for Fund shares redeemed	143,321
Advisory fee payable	26,558
Distribution fees payable	6,159
Administration fees payable	23,525
Shareholder servicing fees payable	34,479
Accrued expenses and other liabilities	26,676

Total liabilities	368,545

Total net assets	$158,082,513

NET ASSETS CONSIST OF
Paid-in capital	$148,323,234
Undistributed net investment income	503,931
Accumulated net realized gains on investments	3,830
Net unrealized gains on investments	9,251,518

Total net assets	$158,082,513

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$44,717,844
Shares outstanding – Class A1	4,093,303
Net asset value per share – Class A	$10.92
Maximum offering price per share – Class A2	$11.43
Net assets – Class C	$9,508,876
Shares outstanding – Class C1	870,449
Net asset value per share – Class C	$10.92
Net assets – Administrator Class	$103,855,793
Shares outstanding – Administrator Class[1]	9,509,484
Net asset value per share – Administrator Class	$10.92

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2014 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	13

Investment income
Interest	$3,114,476

Expenses
Advisory fee	279,584
Administration fees
Fund level	39,941
Class A	36,224
Class B	43	[1]
Class C	7,354
Administrator Class	52,618
Shareholder servicing fees
Class A	56,600
Class B	67	[1]
Class C	11,491
Administrator Class	131,545
Distribution fees
Class B	200	[1]
Class C	34,472
Custody and accounting fees	5,142
Professional fees	21,571
Registration fees	10,205
Shareholder report expenses	10,066
Trustees’ fees and expenses	6,323
Other fees and expenses	4,593

Total expenses	708,039
Less: Fee waivers and/or expense reimbursements	(125,923)

Net expenses	582,116

Net investment income	2,532,360

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	346,865
Net change in unrealized gains (losses) on investments	1,133,832

Net realized and unrealized gains (losses) on investments	1,480,697

Net increase in net assets resulting from operations	$4,013,057

1.	For the period from July 1, 2014 to December 9, 2014. Class B shares of the Fund were no longer offered to shareholders effective December 10, 2014.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Minnesota Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2014 (unaudited)		Year ended June 30, 2014

Operations
Net investment income		$2,532,360		$5,101,614
Net realized gains on investments		346,865		171,358
Net change in unrealized gains (losses) on investments		1,133,832		2,493,370

Net increase in net assets resulting from operations		4,013,057		7,766,342

Distributions to shareholders from
Net investment income
Class A		(690,322)		(1,480,210)
Class B		(612)[1]		(2,332)
Class C		(105,660)		(211,098)
Administrator Class		(1,735,766)		(3,408,319)
Net realized gains
Class A		(138,361)		(341,532)
Class B		0 [1]		(776)
Class C		(28,745)		(61,949)
Administrator Class		(319,450)		(735,259)

Total distributions to shareholders		(3,018,916)		(6,241,475)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	164,655	1,796,592	390,716	4,190,209
Class C	84,879	925,407	103,778	1,116,883
Administrator Class	1,318,312	14,346,766	2,477,484	26,484,566

		17,068,765		31,791,658

Reinvestment of distributions
Class A	74,700	815,756	168,243	1,798,854
Class B	54 [1]	592 [1]	291	3,108
Class C	12,256	133,826	25,511	272,652
Administrator Class	124,193	1,355,934	227,915	2,437,225

		2,306,108		4,511,839

Payment for shares redeemed
Class A	(243,909)	(2,661,608)	(1,071,525)	(11,449,343)
Class B	(7,573)[1]	(82,744)[1]	(3,210)	(34,255)
Class C	(34,133)	(371,971)	(156,923)	(1,674,184)
Administrator Class	(1,004,924)	(11,001,136)	(2,849,822)	(30,450,811)

		(14,117,459)		(43,608,593)

Net increase (decrease) in net assets resulting from capital share transactions		5,257,414		(7,305,096)

Total increase (decrease) in net assets		6,251,555		(5,780,229)

Net assets
Beginning of period		151,830,958		157,611,187

End of period		$158,082,513		$151,830,958

Undistributed net investment income		$503,931		$503,931

1.	For the period from July 1, 2014 to December 9, 2014. Class B shares of the Fund were no longer offered to shareholders effective December 10, 2014.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Minnesota Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS A		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.86	$10.74	$11.08	$10.68	$10.75	$10.36
Net investment income	0.17	0.35	0.32	0.37	0.40	0.43 [1]
Net realized and unrealized gains (losses) on investments	0.09	0.20	(0.31)	0.55	(0.05)	0.40

Total from investment operations	0.26	0.55	0.01	0.92	0.35	0.83
Distributions to shareholders from
Net investment income	(0.17)	(0.35)	(0.32)	(0.37)	(0.40)	(0.43)
Net realized gains	(0.03)	(0.08)	(0.03)	(0.15)	(0.02)	(0.01)

Total distributions to shareholders	(0.20)	(0.43)	(0.35)	(0.52)	(0.42)	(0.44)
Net asset value, end of period	$10.92	$10.86	$10.74	$11.08	$10.68	$10.75
Total return[2]	2.42%	5.29%	(0.01)%	8.80%	3.39%	8.11%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.89%	0.88%	0.89%	0.86%	0.89%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.05%	3.28%	2.87%	3.35%	3.76%	3.97%
Supplemental data
Portfolio turnover rate	13%[3]	15%[3]	14%[3]	36%	25%	25%
Net assets, end of period (000s omitted)	$44,718	$44,499	$49,535	$52,550	$52,628	$56,885

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Minnesota Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS C		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.86	$10.74	$11.08	$10.68	$10.75	$10.36
Net investment income	0.13	0.27	0.24	0.28	0.32	0.35 [1]
Net realized and unrealized gains (losses) on investments	0.09	0.20	(0.31)	0.55	(0.05)	0.40

Total from investment operations	0.22	0.47	(0.07)	0.83	0.27	0.75
Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.24)	(0.28)	(0.32)	(0.35)
Net realized gains	(0.03)	(0.08)	(0.03)	(0.15)	(0.02)	(0.01)

Total distributions to shareholders	(0.16)	(0.35)	(0.27)	(0.43)	(0.34)	(0.36)
Net asset value, end of period	$10.92	$10.86	$10.74	$11.08	$10.68	$10.75
Total return[2]	2.04%	4.50%	(0.76)%	7.99%	2.62%	7.30%
Ratios to average net assets (annualized)
Gross expenses	1.63%	1.64%	1.63%	1.64%	1.61%	1.64%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.30%	2.53%	2.12%	2.58%	3.01%	3.19%
Supplemental data
Portfolio turnover rate	13%[3]	15%[3]	14%[3]	36%	25%	25%
Net assets, end of period (000s omitted)	$9,509	$8,768	$8,972	$9,144	$7,670	$6,489

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Minnesota Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.86	$10.74	$11.07	$10.68	$10.75	$10.36
Net investment income	0.18	0.38	0.35	0.39	0.43 [1]	0.45 [1]
Net realized and unrealized gains (losses) on investments	0.09	0.20	(0.30)	0.54	(0.05)	0.40

Total from investment operations	0.27	0.58	0.05	0.93	0.38	0.85
Distributions to shareholders from
Net investment income	(0.18)	(0.38)	(0.35)	(0.39)	(0.43)	(0.45)
Net realized gains	(0.03)	(0.08)	(0.03)	(0.15)	(0.02)	(0.01)

Total distributions to shareholders	(0.21)	(0.46)	(0.38)	(0.54)	(0.45)	(0.46)
Net asset value, end of period	$10.92	$10.86	$10.74	$11.07	$10.68	$10.75
Total return[2]	2.55%	5.55%	0.32%	8.97%	3.65%	8.37%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.83%	0.82%	0.83%	0.80%	0.82%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.30%	3.53%	3.11%	3.59%	4.00%	4.22%
Supplemental data
Portfolio turnover rate	13%[3]	15%[3]	14%[3]	36%	25%	25%
Net assets, end of period (000s omitted)	$103,856	$98,483	$98,992	$109,637	$106,412	$132,313

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Minnesota Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. These financial statements report on the Wells Fargo Advantage Minnesota Tax-Free Fund (the “Fund”), a series of the Trust. Originally classified as non-diversified, the Fund now is classified as a diversified open-end management investment company. Effective December 10, 2014, Class B shares of the Fund are no longer offered. Information for Class B shares reflected in the financial statements represents activity through December 9, 2014.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	19

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$153,015,976	$2,227,200	$155,243,176

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers between Level 1 and Level 2.

20	Wells Fargo Advantage Minnesota Tax-Free Fund	Notes to financial statements (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2014	$1,910,000
Accrued discounts (premiums)	0
Realized gains (losses)	2,500
Change in unrealized gains (losses)	5,200
Purchases	409,500
Sales	(100,000)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2014	$2,227,200
Change in unrealized gains (losses) relating to securities still held at December 31, 2014	$11,600

The investment type categorized above was valued using an indicative broker quote. The indicative quote is considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2014, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, and 0.60% for Administrator Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Notes to financial statements (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	21

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended December 31, 2014, Funds Distributor received $1,474 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2014 were $23,400,833 and $20,724,735, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2014, the Fund paid $85 in commitment fees.

For the six months ended December 31, 2014, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Minnesota Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Minnesota Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Minnesota Tax-Free Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

230426 02-15 SA252/SAR252 12-14

Wells Fargo Advantage Municipal Bond Fund

Semi-Annual Report

December 31, 2014

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Municipal Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Municipal Bond Fund for the six-month period that ended December 31, 2014. Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield. In fact, the longest-dated and weakest credits had the strongest returns. Municipal bond returns—as measured by the Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country—gained 2.88% for the six-month period that ended December 31, 2014.

Longer-maturity and lower-rated municipal bonds outperformed.

At the front end of the yield curve, municipal bond yields were extremely low because of the accommodative monetary policy. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the U.S. Federal Reserve’s (Fed’s) monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. Policymakers said they can be patient in normalizing monetary policy and that any increases in the target range for the federal funds rate will depend on incoming economic data. During the reporting period, the Fed reduced (or tapered) the size of its quantitative easing program each month until the program ended in October 2014, although it continues to reinvest principal and interest payments of the mortgage-backed securities and Treasury bonds it holds.

Longer-term yields declined during the second half of the year, with 10-year municipal yields declining from 2.33% as of June 30, 2014 to 2.10% as of December 31, 2014. For more perspective, the yield curve was steep on a historical basis at the beginning of the period and ended the period with the difference between 30-year and 2-year yields at 237 basis points (bps; 100 bps equals 1.00%), which was only slightly wider than its historical average. Because the yield curve was steep, longer-dated securities had higher yields. Given their longer maturities (as municipal yields fell further out the curve) and their more generous yields, longer-term bond returns outpaced shorter-term bonds.

Investors were also enticed to buy lower-rated securities for their higher yields. Over the six-month period that ended December 31, 2014, AAA-rated municipal bonds returned 2.04% while BBB-rated bonds returned 4.29%, according to the Barclays Municipal Bond Index. Credit conditions continued to improve, as evidenced by an 18th consecutive quarter of positive year-over-year gains in state and local municipal revenues. In addition to better fundamental credit conditions, technical factors of limited supply alongside strong investor demand also supported municipal bonds.

Puerto Rico’s struggle, the exit of two cities from bankruptcy, and pension issues topped credit news.

Puerto Rico was the asset class’s largest single credit story. Bonds from the commonwealth returned a meager 0.79% during the six-month period as population declines, a contracting economy, and a burdensome level of debt held back results. Meanwhile, the cities of Stockton, California, and Detroit, Michigan, exited bankruptcy by curbing retiree health care benefits and bondholder recoveries but largely avoiding concessions on pensions. While these recent bankruptcies have so far treated pensions better than bonded debt, no clear

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Municipal Bond Fund	3

precedent has been established due to the difference in general obligation pledges and court-ordered versus negotiated concessions. Finally, underfunded pensions in Illinois, New Jersey, Pennsylvania, and Kansas gained attention for their negative fiscal effects and the political difficulties of finding a resolution.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

Average annual total returns1 (%) as of December 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WMFAX)	4-8-2005	6.08	5.54	5.01	11.08	6.51	5.50	0.80	0.76
Class B (WMFBX)*	4-8-2005	5.35	5.42	4.96	10.35	5.74	4.96	1.55	1.51
Class C (WMFCX)	4-8-2005	9.25	5.72	4.71	10.25	5.72	4.71	1.55	1.51
Administrator Class (WMFDX)	4-8-2005	–	–	–	11.35	6.69	5.73	0.74	0.61
Institutional Class (WMBIX)	3-31-2008	–	–	–	11.39	6.83	5.72	0.47	0.47
Investor Class (SXFIX)	10-23-1986	–	–	–	11.04	6.48	5.49	0.83	0.79
Barclays Municipal Bond Index[4]	–	–	–	–	9.05	5.16	4.74	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Municipal Bond Fund	5

Credit quality distribution[5] as of December 31, 2014

Effective maturity distribution[6] as of December 31, 2014

1.	Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of Investor Class no such adjustment is reflected). Historical performance shown for Class B and Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and Class C shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class and Institutional Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through October 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.75% for Class A, 1.50% for Class B, 1.50% for Class C, 0.60% for Administrator Class, 0.48% for Institutional Class, and 0.78% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

6.	Effective maturity distribution is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2014	Ending account value 12-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,033.56	$3.84	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class B
Actual	$1,000.00	$1,029.66	$7.67	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Class C
Actual	$1,000.00	$1,029.67	$7.67	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Administrator Class
Actual	$1,000.00	$1,034.31	$3.08	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,035.03	$2.41	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Investor Class
Actual	$1,000.00	$1,033.40	$4.00	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%

[1].	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	7

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/municipalbond.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 98.67%

Alabama: 1.60%
Tuscaloosa County AL IDA Series A (Industrial Development Revenue) ø	0.24%	9-1-2020	$20,000,000	$20,000,000	0.62%
Other securities				31,337,470	0.98

				51,337,470	1.60

Arizona: 0.82%
Other securities				26,421,716	0.82

California: 10.32%
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.29	4-1-2036	28,000,000	28,649,880	0.89
California (Miscellaneous Revenue)	5.00	8-1-2033	30,000,000	35,402,700	1.10
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	6.13	11-1-2029	25,425,000	32,514,507	1.01
M-S-R Energy Authority California Gas (Utilities Revenue)	6.13-7.00	11-1-2029 to 11-1-2034	4,755,000	6,624,308	0.21
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.88	7-1-2027	29,660,000	27,257,243	0.85
Other securities				200,834,070	6.26

				331,282,708	10.32

Colorado: 2.36%
Other securities				75,800,721	2.36

Connecticut: 0.43%
Other securities				13,727,083	0.43

Delaware: 0.08%
Other securities				2,434,624	0.08

District of Columbia: 1.08%
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	11-1-2042	21,300,000	21,300,000	0.66
Other securities				13,417,877	0.42

				34,717,877	1.08

Florida: 4.30%
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1132 (Transportation Revenue, Deutsche Bank LIQ) 144Aø	0.20	7-1-2031	14,760,000	14,760,000	0.46
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	13,290,000	15,118,040	0.47

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Municipal Bond Fund	Summary portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Florida (continued)
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.31%	8-1-2029	$20,245,000	$20,245,000	0.63%
Other securities				88,080,456	2.74

				138,203,496	4.30

Georgia: 0.76%
Other securities				24,558,406	0.76

Guam: 0.13%
Other securities				4,095,655	0.13

Hawaii: 0.10%
Other securities				3,160,701	0.10

Idaho: 0.59%
Other securities				18,804,164	0.59

Illinois: 19.35%
Chicago IL Board of Education (GO, AGM Insured)	0.00-5.00	12-1-2020 to 12-1-2031	92,420,000	51,521,282	1.61
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2030	29,000,000	13,504,140	0.42
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2027	40,750,000	22,627,660	0.70
Chicago IL Board of Education Series 2012-001 (GO, Dexia Credit Local LIQ) ±144A	0.56	12-1-2034	15,000,000	15,000,000	0.47
Chicago IL CAB City Colleges (GO, National Insured) ¤	0.00	1-1-2029	25,755,000	13,293,958	0.41
Chicago IL µ	0.00-5.56	1-1-2021 to 1-1-2034	64,770,000	44,907,898	1.40
Chicago IL O’Hare International Airport (Airport Revenue) µ	5.00-6.00	1-1-2025 to 1-1-2044	31,490,000	35,474,189	1.11
Chicago IL Series C (GO)	5.00	1-1-2034	24,015,000	24,511,870	0.76
Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	15,500,000	16,370,325	0.51
Cook County IL (GO) µ	5.00	11-15-2024 to 11-15-2028	10,160,000	11,603,503	0.36
Cook County IL Series G (GO)	5.00	11-15-2028	27,000,000	30,303,990	0.94
DuPage County IL Community Unit School District #46 School Building (GO, Ambac Insured) ¤	0.00	1-1-2023	23,350,000	18,663,655	0.58
Illinois µ	5.00-6.00	4-1-2020 to 7-1-2038	71,200,000	77,243,566	2.41
Illinois Finance Authority µ	4.13-7.13	9-1-2018 to 10-1-2041	42,890,000	49,165,966	1.53
Illinois Sports Facilities Authority (Tax Revenue) µ	0.00-5.25	6-15-2021 to 6-15-2032	33,040,000	34,559,488	1.07
Metropolitan Pier & Exposition Authority Illinois (Tax Revenue, AGM/MBIA Insured) ¤	0.00	12-15-2029	25,700,000	13,985,940	0.44
Metropolitan Pier & Exposition Authority Illinois (Tax Revenue) ¤µ	0.00	12-15-2026 to 12-15-2031	38,300,000	20,605,379	0.64
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	16,025,660	0.50
Other securities				112,219,452	3.49

				621,587,921	19.35

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Indiana: 1.69%
Indianapolis IN Local Public Improvement Bond Bank ROCS RR II R-11779 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.24%	1-1-2017	$15,000,000	$15,000,000	0.47%
Other securities				39,226,658	1.22

				54,226,658	1.69

Iowa: 0.07%
Other securities				2,349,277	0.07

Kansas: 0.23%
Other securities				7,295,640	0.23

Kentucky: 0.77%
Other securities				24,643,297	0.77

Louisiana: 2.15%
Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00	5-15-2025	12,500,000	12,952,250	0.40
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (Industrial Development Revenue) ø	0.22	11-1-2040	13,000,000	13,000,000	0.41
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (Industrial Development Revenue) ø	0.20	11-1-2040	16,000,000	16,000,000	0.50
Other securities				26,990,209	0.84

				68,942,459	2.15

Maine: 0.23%
Other securities				7,511,535	0.23

Maryland: 0.01%
Other securities				377,874	0.01

Massachusetts: 1.52%
Massachusetts Series B (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.12	11-1-2026	14,825,000	14,825,000	0.46
Other securities				33,962,736	1.06

				48,787,736	1.52

Michigan: 5.87%
Michigan Finance Authority Revenue Local Government Loan Program (Water & Sewer Revenue) µ	5.00	7-1-2025 to 7-1-2036	26,185,000	29,318,353	0.91
Michigan Finance Authority Refunding Notes Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	12,625,000	13,552,811	0.42
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Bond Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.48	5-1-2029	19,840,000	19,840,000	0.62

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Municipal Bond Fund	Summary portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Michigan (continued)
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13%	7-1-2045	$15,500,000	$15,638,260	0.49%
Other securities				110,189,894	3.43

				188,539,318	5.87

Minnesota: 0.02%
Other securities				787,095	0.02

Mississippi: 0.76%
Perry County MS PCR Leaf River Forest Product Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	0.26	2-1-2022	15,000,000	15,000,000	0.47
Other securities				9,372,705	0.29

				24,372,705	0.76

Missouri: 0.60%
Other securities				19,220,465	0.60

Nebraska: 0.04%
Other securities				1,142,431	0.04

Nevada: 0.04%
Other securities				1,370,037	0.04

New Hampshire: 0.06%
Other securities				1,789,151	0.06

New Jersey: 5.72%
New Jersey EDA µ	0.28-4.90	2-1-2018 to 10-1-2040	36,320,000	36,908,273	1.15
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.64	3-1-2028	40,085,000	39,994,007	1.24
New Jersey TTFA µ	0.00-6.00	6-15-2023 to 6-15-2042	62,125,000	68,321,448	2.14
Other securities				38,412,530	1.19

				183,636,258	5.72

New Mexico: 0.34%
Other securities				10,966,792	0.34

New York: 11.23%
Metropolitan Transportation Authority New York µ	5.63-6.50	7-1-2016 to 11-15-2028	9,850,000	11,548,808	0.36
Metropolitan Transportation Authority New York Series D (Transportation Revenue)	5.25	11-15-2044	42,180,000	49,099,207	1.53
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA (Water & Sewer Revenue)	5.00	6-15-2044	17,400,000	19,406,742	0.60
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.00	6-15-2044	30,265,000	33,998,793	1.06

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

New York (continued)
New York NY Municipal Water Finance Authority (Water & Sewer Revenue)	5.00-5.75%	6-15-2026 to 6-15-2045	$28,820,000	$32,800,085	1.02%
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	13,340,966	0.42
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.16	6-15-2032	30,500,000	30,500,000	0.95
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.00	6-15-2038	36,650,000	39,724,569	1.24
New York NY Transitional Finance Authority µ	0.20-5.75	11-1-2022 to 1-15-2039	32,970,000	35,555,244	1.11
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	15,935,000	15,951,094	0.50
Other securities				78,750,087	2.44

				360,675,595	11.23

North Carolina: 0.60%
Other securities				19,303,573	0.60

Ohio: 2.13%
Montgomery County OH Catholic Health Initiatives Series C2 (Health Revenue, U.S. Bank NA SPA) ø	0.10	10-1-2041	15,000,000	15,000,000	0.47
Other securities				53,474,616	1.66

				68,474,616	2.13

Oklahoma: 0.15%
Other securities				4,688,462	0.15

Oregon: 0.17%
Other securities				5,448,555	0.17

Pennsylvania: 4.80%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.54	11-1-2039	20,000,000	20,513,200	0.64
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	13,610,000	17,201,135	0.54
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue) µ	0.29-7.75	7-1-2017 to 7-1-2027	9,660,000	11,485,075	0.36
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	19,650,142	0.61
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.22	6-1-2042	16,495,000	16,495,000	0.51
Pennsylvania HFA Single Family Mortgage Revenue Bonds AMT Series A (Housing Revenue)	4.70	10-1-2037	15,800,000	15,979,172	0.50

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Municipal Bond Fund	Summary portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Pennsylvania (continued)
Pennsylvania Turnpike Commission Motor License Series B1 (Transportation Revenue)	5.00%	12-1-2040	$12,410,000	$13,570,087	0.42%
Other securities				39,144,076	1.22

				154,037,887	4.80

Puerto Rico: 0.86%
Other securities				27,705,648	0.86

Rhode Island: 0.10%
Other securities				3,339,736	0.10

South Carolina: 1.06%
Other securities				34,068,620	1.06

South Dakota: 0.46%
Other securities				14,936,642	0.46

Tennessee: 0.67%
Other securities				21,567,466	0.67

Texas: 8.34%
Tarrant County TX Cultural Education Facilities Finance Corporation (Health Revenue) µ	0.14-5.00	5-15-2017 to 11-15-2047	31,500,000	32,383,694	1.01
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.24	11-15-2029	15,000,000	15,000,000	0.47
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.50	9-15-2017	12,165,000	12,181,544	0.38
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	20,500,000	23,242,695	0.72
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2023	11,250,000	12,840,300	0.40
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	15,539,125	0.48
Other securities				156,811,333	4.88

				267,998,691	8.34

Utah: 0.49%
Other securities				15,779,617	0.49

Vermont: 1.47%
Vermont Student Assistance Corporation Education Loan Revenue Series B (Education Revenue) ±	1.16	6-2-2042	30,336,439	30,293,330	0.94
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.24	12-3-2035	16,800,000	16,897,272	0.53

				47,190,602	1.47

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Virgin Islands: 0.30%
Other securities				$9,696,030	0.30%

Virginia: 1.14%
Other securities				36,720,440	1.14

Washington: 1.49%
Washington Refunding Bond Series R (Miscellaneous Revenue)	5.00%	7-1-2028	$24,640,000	30,084,947	0.94
Other securities				17,732,958	0.55

				47,817,905	1.49

West Virginia: 0.09%
Other securities				2,757,912	0.09

Wisconsin: 0.69%
Other securities				22,145,690	0.69

Wyoming: 0.39%
Other securities				12,419,898	0.39

Total Municipal Obligations (Cost $2,998,353,208)				3,168,864,855	98.67

Short-Term Investments: 1.58%

Commercial Paper: 0.47%
Connecticut Development Authority Pollution Control	0.27	1-21-2015	15,000,000	15,000,000	0.47

	Yield		Shares

Investment Companies: 1.03%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		33,243,829	33,243,829	1.03

			Principal
U.S. Treasury Securities: 0.08%
U.S. Treasury Bill #(z)	0.02	3-19-2015	$2,600,000	2,599,904	0.08

Total Short-Term Investments (Cost $50,843,680)				50,843,733	1.58

Total investments in securities (Cost $3,049,196,888) *				3,219,708,588	100.25
Other assets and liabilities, net				(8,134,113)	(0.25)

Total net assets				$3,211,574,475	100.00%

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Municipal Bond Fund	Summary portfolio of investments—December 31, 2014 (unaudited)

¤	The security is issued in zero coupon form with no periodic interest payments.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

µ	All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $3,050,317,915 and unrealized gains (losses) consists of:

Gross unrealized gains	$179,496,527
Gross unrealized losses	(10,105,854)

Net unrealized gains	$169,390,673

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	15

Assets
Investments
In unaffiliated securities, at value (cost $3,015,953,059)	$3,186,464,759
In affiliated securities, at value (cost $33,243,829)	33,243,829

Total investments, at value (cost $3,049,196,888)	3,219,708,588
Receivable for investments sold	2,052,993
Receivable for Fund shares sold	8,536,346
Receivable for interest	26,392,841
Prepaid expenses and other assets	426,731

Total assets	3,257,117,499

Liabilities
Dividends payable	1,095,716
Payable for investments purchased	32,010,141
Payable for floating-rate notes issued	5,025,000
Payable for Fund shares redeemed	4,844,603
Interest and fee expense payable	10,019
Payable for daily variation margin on open futures contracts	376,531
Advisory fee payable	727,663
Distribution fees payable	110,091
Administration fees payable	545,932
Accrued expenses and other liabilities	797,328

Total liabilities	45,543,024

Total net assets	$3,211,574,475

NET ASSETS CONSIST OF
Paid-in capital	$3,059,046,409
Overdistributed net investment income	(285,262)
Accumulated net realized losses on investments	(16,766,827)
Net unrealized gains on investments	169,580,155

Total net assets	$3,211,574,475

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,627,048,213
Shares outstanding – Class A1	155,671,504
Net asset value per share – Class A	$10.45
Maximum offering price per share – Class A2	$10.94
Net assets – Class B	$2,759,909
Shares outstanding – Class B1	263,938
Net asset value per share – Class B	$10.46
Net assets – Class C	$165,521,959
Shares outstanding – Class C1	15,840,006
Net asset value per share – Class C	$10.45
Net assets – Administrator Class	$430,620,728
Shares outstanding – Administrator Class[1]	41,174,615
Net asset value per share – Administrator Class	$10.46
Net assets – Institutional Class	$459,320,481
Shares outstanding – Institutional Class[1]	43,950,701
Net asset value per share – Institutional Class	$10.45
Net assets – Investor Class	$526,303,185
Shares outstanding – Investor Class[1]	50,362,541
Net asset value per share – Investor Class	$10.45

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Municipal Bond Fund	Statement of operations—six months ended December 31, 2014 (unaudited)

Investment income
Interest	$52,146,268
Income from affiliated securities	5,858

Total investment income	52,152,126

Expenses
Advisory fee	4,859,661
Administration fees
Fund level	780,047
Class A	1,312,672
Class B	2,627
Class C	129,581
Administrator Class	204,880
Institutional Class	154,130
Investor Class	493,053
Shareholder servicing fees
Class A	2,051,050
Class B	4,105
Class C	202,471
Administrator Class	512,200
Investor Class	647,657
Distribution fees
Class B	12,314
Class C	607,411
Custody and accounting fees	78,876
Professional fees	36,493
Registration fees	153,554
Shareholder report expenses	66,191
Trustees’ fees and expenses	6,891
Interest and fee expense	22,927
Other fees and expenses	34,841

Total expenses	12,373,632
Less: Fee waivers and/or expense reimbursements	(807,289)

Net expenses	11,566,343

Net investment income	40,585,783

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	17,578,098
Futures transactions	82,992

Net realized gains on investments	17,661,090

Net change in unrealized gains (losses) on:
Unaffiliated securities	44,088,909
Futures transactions	(931,545)

Net change in unrealized gains (losses) on investments	43,157,364

Net realized and unrealized gains (losses) on investments	60,818,454

Net increase in net assets resulting from operations	$101,404,237

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Municipal Bond Fund	17

	Six months ended December 31, 2014 (unaudited)		Year ended June 30, 2014

Operations
Net investment income		$40,585,783		$96,533,214
Net realized gains on investments		17,661,090		22,530,255
Net change in unrealized gains (losses) on investments		43,157,364		84,225,602

Net increase in net assets resulting from operations		101,404,237		203,289,071

Distributions to shareholders from
Net investment income
Class A		(21,262,376)		(56,335,083)
Class B		(30,246)		(140,049)
Class C		(1,490,129)		(3,864,948)
Administrator Class		(5,605,922)		(12,212,403)
Institutional Class		(5,553,195)		(6,887,074)
Investor Class		(6,644,435)		(17,091,363)
Net realized gains
Class A		(13,650,951)		(11,977,149)
Class B		(23,225)		(39,258)
Class C		(1,383,944)		(1,046,658)
Administrator Class		(3,527,595)		(2,318,044)
Institutional Class		(3,771,405)		(1,035,016)
Investor Class		(4,402,074)		(3,640,741)

Total distributions to shareholders		(67,345,497)		(116,587,786)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	10,671,655	111,347,711	28,056,137	279,630,383
Class B	84	880	345	3,415
Class C	1,774,553	18,528,817	2,602,705	26,161,450
Administrator Class	13,050,770	136,292,147	31,882,753	315,995,537
Institutional Class	27,056,107	281,789,760	21,558,052	213,706,324
Investor Class	6,945,687	72,448,680	15,989,672	159,765,145

		620,407,995		995,262,254

Reinvestment of distributions
Class A	3,023,688	31,590,069	6,205,035	61,607,687
Class B	4,142	43,278	14,925	147,677
Class C	231,436	2,417,969	410,888	4,074,775
Administrator Class	817,633	8,551,554	1,147,408	11,423,991
Institutional Class	634,286	6,629,298	487,809	4,876,309
Investor Class	979,275	10,229,928	1,919,566	19,064,610

		59,462,096		101,195,049

Payment for shares redeemed
Class A	(18,810,982)	(195,746,064)	(54,278,184)	(538,608,273)
Class B	(93,413)	(975,058)	(422,343)	(4,191,821)
Class C	(1,156,794)	(12,056,936)	(4,894,041)	(48,437,451)
Administrator Class	(7,791,946)	(81,501,480)	(43,009,050)	(423,241,726)
Institutional Class	(8,429,182)	(88,013,218)	(11,664,150)	(115,198,740)
Investor Class	(10,267,272)	(106,465,688)	(23,611,469)	(233,119,997)

		(484,758,444)		(1,362,798,008)

Net increase (decrease) in net assets resulting from capital share transactions		195,111,647		(266,340,705)

Total increase (decrease) in net assets		229,170,387		(179,639,420)

Net assets
Beginning of period		2,982,404,088		3,162,043,508

End of period		$3,211,574,475		$2,982,404,088

Overdistributed net investment income		$(285,262)		$(284,742)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS A		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.33	$10.00	$10.24	$9.54	$9.51	$8.74
Net investment income	0.14	0.33	0.27	0.37	0.40	0.41
Net realized and unrealized gains (losses) on investments	0.21	0.40	(0.08)	0.70	0.03	0.84

Total from investment operations	0.35	0.73	0.19	1.07	0.43	1.25
Distributions to shareholders from
Net investment income	(0.14)	(0.33)	(0.27)	(0.37)	(0.39)	(0.41)
Net realized gains	(0.09)	(0.07)	(0.16)	(0.00)[1]	(0.01)	(0.07)

Total distributions to shareholders	(0.23)	(0.40)	(0.43)	(0.37)	(0.40)	(0.48)
Net asset value, end of period	$10.45	$10.33	$10.00	$10.24	$9.54	$9.51
Total return[2]	3.36%	7.60%	1.70%	11.45%	4.70%	14.28%
Ratios to average net assets (annualized)
Gross expenses	0.80%[3]	0.80%[3]	0.80%[3]	0.81%[3]	0.83%[3]	0.86%[3]
Net expenses	0.75%[3]	0.76%[3]	0.75%[3]	0.75%[3]	0.77%[3]	0.75%[3]
Net investment income	2.59%	3.36%	2.56%	3.72%	4.18%	4.37%
Supplemental data
Portfolio turnover rate	14%	37%	54%	63%	69%	84%
Net assets, end of period (000s omitted)	$1,627,048	$1,661,362	$1,807,790	$1,759,128	$1,503,256	$383,203

[1].	Amount is less than $0.005.

[2].	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3].	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2014 (unaudited)	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS B		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.34	$10.00	$10.24	$9.54	$9.51	$8.72
Net investment income	0.10	0.26 [1]	0.19	0.29	0.33	0.35
Net realized and unrealized gains (losses) on investments	0.21	0.41	(0.08)	0.71	0.03	0.85

Total from investment operations	0.31	0.67	0.11	1.00	0.36	1.20
Distributions to shareholders from
Net investment income	(0.10)	(0.26)	(0.19)	(0.30)	(0.32)	(0.34)
Net realized gains	(0.09)	(0.07)	(0.16)	(0.00)[2]	(0.01)	(0.07)

Total distributions to shareholders	(0.19)	(0.33)	(0.35)	(0.30)	(0.33)	(0.41)
Net asset value, end of period	$10.46	$10.34	$10.00	$10.24	$9.54	$9.51
Total return[3]	2.97%	6.90%	0.94%	10.62%	3.92%	13.43%
Ratios to average net assets (annualized)
Gross expenses	1.55%[4]	1.55%[4]	1.54%[4]	1.56%[4]	1.57%[4]	1.61%[4]
Net expenses	1.50%[4]	1.51%[4]	1.50%[4]	1.50%[4]	1.52%[4]	1.50%[4]
Net investment income	1.84%	2.66%	1.83%	3.05%	3.39%	3.71%
Supplemental data
Portfolio turnover rate	14%	37%	54%	63%	69%	84%
Net assets, end of period (000s omitted)	$2,760	$3,650	$7,604	$14,723	$24,040	$3,437

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2014 (unaudited)	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS C		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.33	$10.00	$10.23	$9.53	$9.51	$8.74
Net investment income	0.10	0.26	0.19	0.30	0.32	0.33
Net realized and unrealized gains (losses) on investments	0.21	0.40	(0.07)	0.70	0.03	0.85

Total from investment operations	0.31	0.66	0.12	1.00	0.35	1.18
Distributions to shareholders from
Net investment income	(0.10)	(0.26)	(0.19)	(0.30)	(0.32)	(0.34)
Net realized gains	(0.09)	(0.07)	(0.16)	(0.00)[1]	(0.01)	(0.07)

Total distributions to shareholders	(0.19)	(0.33)	(0.35)	(0.30)	(0.33)	(0.41)
Net asset value, end of period	$10.45	$10.33	$10.00	$10.23	$9.53	$9.51
Total return[2]	2.97%	6.80%	1.04%	10.63%	3.81%	13.43%
Ratios to average net assets (annualized)
Gross expenses	1.55%[3]	1.55%[3]	1.55%[3]	1.56%[3]	1.58%[3]	1.61%[3]
Net expenses	1.50%[3]	1.51%[3]	1.50%[3]	1.50%[3]	1.52%[3]	1.50%[3]
Net investment income	1.84%	2.60%	1.82%	2.95%	3.42%	3.59%
Supplemental data
Portfolio turnover rate	14%	37%	54%	63%	69%	84%
Net assets, end of period (000s omitted)	$165,522	$154,863	$168,658	$168,883	$126,338	$33,864

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2014 (unaudited)	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.34	$10.01	$10.24	$9.54	$9.50	$8.73
Net investment income	0.15	0.35	0.28	0.39	0.40	0.42
Net realized and unrealized gains (losses) on investments	0.21	0.40	(0.07)	0.69	0.06	0.85

Total from investment operations	0.36	0.75	0.21	1.08	0.46	1.27
Distributions to shareholders from
Net investment income	(0.15)	(0.35)	(0.28)	(0.38)	(0.41)	(0.43)
Net realized gains	(0.09)	(0.07)	(0.16)	(0.00)[1]	(0.01)	(0.07)

Total distributions to shareholders	(0.24)	(0.42)	(0.44)	(0.38)	(0.42)	(0.50)
Net asset value, end of period	$10.46	$10.34	$10.01	$10.24	$9.54	$9.50
Total return[2]	3.43%	7.75%	1.96%	11.62%	4.96%	14.33%
Ratios to average net assets (annualized)
Gross expenses	0.74%[3]	0.74%[3]	0.74%[3]	0.74%[3]	0.75%[3]	0.78%[3]
Net expenses	0.60%[3]	0.61%[3]	0.60%[3]	0.60%[3]	0.62%[3]	0.60%[3]
Net investment income	2.74%	3.49%	2.72%	3.74%	4.26%	4.55%
Supplemental data
Portfolio turnover rate	14%	37%	54%	63%	69%	84%
Net assets, end of period (000s omitted)	$430,621	$362,896	$451,005	$227,942	$78,861	$186,661

[1].	Amount is less than $0.005.

[2].	Returns for periods of less than one year are not annualized.

[3].	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2014 (unaudited)	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.33	$10.00	$10.24	$9.54	$9.51	$8.73
Net investment income	0.15	0.36	0.30	0.40	0.42	0.41
Net realized and unrealized gains (losses) on investments	0.21	0.40	(0.08)	0.70	0.04	0.88

Total from investment operations	0.36	0.76	0.22	1.10	0.46	1.29
Distributions to shareholders from
Net investment income	(0.15)	(0.36)	(0.30)	(0.40)	(0.42)	(0.44)
Net realized gains	(0.09)	(0.07)	(0.16)	(0.00)[1]	(0.01)	(0.07)

Total distributions to shareholders	(0.24)	(0.43)	(0.46)	(0.40)	(0.43)	(0.51)
Net asset value, end of period	$10.45	$10.33	$10.00	$10.24	$9.54	$9.51
Total return[2]	3.50%	7.90%	2.00%	11.76%	4.99%	14.73%
Ratios to average net assets (annualized)
Gross expenses	0.47%[3]	0.47%[3]	0.47%[3]	0.47%[3]	0.50%[3]	0.50%[3]
Net expenses	0.47%[3]	0.47%[3]	0.47%[3]	0.47%[3]	0.49%[3]	0.50%[3]
Net investment income	2.88%	3.58%	2.85%	4.15%	4.46%	4.42%
Supplemental data
Portfolio turnover rate	14%	37%	54%	63%	69%	84%
Net assets, end of period (000s omitted)	$459,320	$255,112	$143,062	$151,285	$427,525	$2,809

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2014 (unaudited)	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Bond Fund	23

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
INVESTOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.33	$10.00	$10.23	$9.53	$9.51	$8.74
Net investment income	0.14	0.33	0.26	0.37	0.39	0.41
Net realized and unrealized gains (losses) on investments	0.21	0.40	(0.07)	0.70	0.03	0.84

Total from investment operations	0.35	0.73	0.19	1.07	0.42	1.25
Distributions to shareholders from
Net investment income	(0.14)	(0.33)	(0.26)	(0.37)	(0.39)	(0.41)
Net realized gains	(0.09)	(0.07)	(0.16)	(0.00)[1]	(0.01)	(0.07)

Total distributions to shareholders	(0.23)	(0.40)	(0.42)	(0.37)	(0.40)	(0.48)
Net asset value, end of period	$10.45	$10.33	$10.00	$10.23	$9.53	$9.51
Total return[2]	3.34%	7.57%	1.77%	11.42%	4.56%	14.23%
Ratios to average net assets (annualized)
Gross expenses	0.83%[3]	0.83%[3]	0.83%[3]	0.84%[3]	0.86%[3]	0.91%[3]
Net expenses	0.78%[3]	0.79%[3]	0.78%[3]	0.78%[3]	0.80%[3]	0.80%[3]
Net investment income	2.56%	3.32%	2.53%	3.64%	4.13%	4.35%
Supplemental data
Portfolio turnover rate	14%	37%	54%	63%	69%	84%
Net assets, end of period (000s omitted)	$526,303	$544,521	$583,925	$538,857	$334,987	$330,799

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2014 (unaudited)	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Municipal Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. These financial statements report on the Wells Fargo Advantage Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage Municipal Bond Fund	25

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2014, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

2016	2017	2018	2019
$11,849,292	$5,924,646	$5,924,646	$130,027

26	Wells Fargo Advantage Municipal Bond Fund	Notes to financial statements (unaudited)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$3,162,074,855	$6,790,000	$3,168,864,855

Short-term investments
Commercial paper	0	15,000,000	0	15,000,000
Investment companies	33,243,829	0	0	33,243,829
U.S. Treasury securities	2,599,904	0	0	2,599,904
Total assets	$35,843,733	$3,177,074,855	$6,790,000	$3,219,708,588
Liabilities

Futures contracts	0	376,531	0	376,531
Total liabilities	$0	$376,531	$0	$376,531

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2014, the advisory fee was equivalent to an annual rate of 0.31% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Advantage Municipal Bond Fund	27

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class B shares, 1.50% for Class C shares, 0.60% for Administrator Class shares, 0.48% for Institutional Class shares, and 0.78% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended December 31, 2014, Funds Distributor received $30,012 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2014 were $854,187,982 and $342,945,087, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2014, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

28	Wells Fargo Advantage Municipal Bond Fund	Notes to financial statements (unaudited)

At December 31, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at December 31, 2014	Unrealized gains (losses)
3-20-2015	JPMorgan	595 Short	10-Year U.S. Treasury Notes	$75,444,141	$22,776
3-20-2015	JPMorgan	876 Short	U.S. Treasury Bonds	126,636,750	(954,321)

The Fund had an average notional amount of $29,202,495 in futures contracts during the six months ended December 31, 2014.

On December 31, 2014, the cumulative unrealized losses on futures contracts in the amount of $931,545 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$376,531	$0	$(376,531)	$0
[1].	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2014, the Fund paid $1,641 in commitment fees.

For the six months ended December 31, 2014, there were no borrowings by the Fund under the agreement.

During the six months ended December 31, 2014, the Fund participated in Inverse Floaters which are accounted for as a secured borrowing. At December 31, 2014, the value of Floating-Rate Notes outstanding and the related collateral were $5,025,000 and $12,101,808, respectively. During the six months ended December 31, 2014, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $5,025,000 (on an annualized basis) and incurred interest and fee expense in the amount of $22,927.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Municipal Bond Fund	29

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Municipal Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Municipal Bond Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Municipal Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFERs	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

230427 02-15 SA253/SAR253 12-14

Wells Fargo Advantage

North Carolina Tax-Free Fund

Semi-Annual Report

December 31, 2014

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage North Carolina Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage North Carolina Tax-Free Fund for the six-month period that ended December 31, 2014. Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield. In fact, the longest-dated and weakest credits had the strongest returns. Municipal bond returns—as measured by the Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country—gained 2.88% for the six-month period that ended December 31, 2014.

Longer-maturity and lower-rated municipal bonds outperformed.

At the front end of the yield curve, municipal bond yields were extremely low because of the accommodative monetary policy. Throughout the reporting period, the U.S. Federal Reserve’s (Fed’s) monetary policymaking body kept its key interest rate near zero in order to support the economy and the financial system. Policymakers said they can be patient in normalizing monetary policy and that any increases in the target range for the federal funds rate will depend on incoming economic data. During the reporting period, the Fed reduced (or tapered) the size of its quantitative easing program each month until the program ended in October 2014, although it continues to reinvest principal and interest payments of the mortgage-backed securities and Treasury bonds it holds.

Longer-term yields declined during the second half of the year, with 10-year municipal yields declining from 2.33% as of June 30, 2014 to 2.10% as of December 31, 2014. For more perspective, the yield curve was steep on a historical basis at the beginning of the period and ended the period with the difference between 30-year and 2-year yields at 237 basis points (bps; 100 bps equals 1.00%), which was only slightly wider than its historical average. Because the yield curve was steep, longer-dated securities had higher yields. Given their longer maturities (as municipal yields fell further out the curve) and their more generous yields, longer-term bond returns outpaced shorter-term bonds.

Investors were also enticed to buy lower-rated securities for their higher yields. Over the six-month period that ended December 31, 2014, AAA-rated municipal bonds returned 2.04% while BBB-rated bonds returned 4.29%, according to the Barclays Municipal Bond Index. Credit conditions continued to improve, as evidenced by an 18th consecutive quarter of positive year-over-year gains in state and local municipal revenues. In addition to better fundamental credit conditions, technical factors of limited supply alongside strong investor demand also supported municipal bonds.

Puerto Rico’s struggle, the exit of two cities from bankruptcy, and pension issues topped credit news.

Puerto Rico was the asset class’s largest single credit story. Bonds from the commonwealth returned a meager 0.79% during the six-month period as population declines, a contracting economy, and a burdensome level of debt held back results. Meanwhile, the cities of Stockton, California, and Detroit, Michigan, exited bankruptcy by curbing retiree health care benefits and bondholder recoveries but largely avoiding concessions on pensions. While these recent bankruptcies have so far treated pensions better than bonded debt, no clear precedent has been established due to the difference in general obligation pledges

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	3

and court-ordered versus negotiated concessions. Finally, underfunded pensions in Illinois, New Jersey, Pennsylvania, and Kansas gained attention for their negative fiscal effects and the political difficulties of finding a resolution.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage North Carolina Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Robert J. Miller

Bruce R. Johns

Average annual total returns1 (%) as of December 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ENCMX)	1-11-1993	3.75	3.97	3.27	8.66	4.93	3.74	0.94	0.85
Class C (ENCCX)	3-27-2002	6.74	4.15	2.98	7.74	4.15	2.98	1.69	1.60
Institutional Class (ENCYX)	2-28-1994	–	–	–	8.88	5.25	4.04	0.61	0.54
Barclays Municipal Bond Index[4]	–	–	–	–	9.05	5.16	4.74	–	–
Barclays North Carolina Municipal Bond Index[5]	–	–	–	–	7.35	4.43	4.56	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to North Carolina municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	5

Credit quality distribution[6] as of December 31, 2014

Effective maturity distribution[7] as of December 31, 2014

1.	Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen North Carolina Municipal Bond Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through October 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The Barclays North Carolina Municipal Bond Index is the North Carolina component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

6.	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

7.	Effective maturity distribution is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage North Carolina Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2014	Ending account value 12-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,028.60	$4.35	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class C
Actual	$1,000.00	$1,024.73	$8.17	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Institutional Class
Actual	$1,000.00	$1,030.20	$2.76	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.75	0.54%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.81%

California: 1.07%
University of California Series G (Education Revenue)	5.00%	5-15-2037	$1,000,000	$1,129,250

Guam: 4.45%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,119,400
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	2,000,000	2,395,040
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2023	1,000,000	1,165,280

				4,679,720

Indiana: 1.12%
Indiana Finance Authority Wastewater CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,000,000	1,173,480

New York: 1.61%
New York Dormitory Authority Personal Income Tax Series B (Tax Revenue)	5.00	3-15-2042	1,500,000	1,695,105

North Carolina: 81.31%
Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-2035	3,000,000	3,320,280
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-2034	2,500,000	2,879,725
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-2020	1,480,000	1,720,234
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-2024	810,000	927,653
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	12-1-2026	1,160,000	1,348,987
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2030	1,000,000	1,177,870
Charlotte NC Certificate of Participation Series E (Miscellaneous Revenue)	5.00	6-1-2023	3,650,000	4,142,568
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-2025	1,645,000	1,895,122
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-2027	1,885,000	2,061,153
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2025	1,000,000	1,192,750
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2026	1,000,000	1,188,640
Fayetteville NC Public Works Commission Series B (Utilities Revenue)	5.00	3-1-2023	600,000	684,120
Johnston NC Memorial Hospital Authority (Health Revenue, AGM/FHA Insured)	5.25	10-1-2036	1,960,000	2,150,355
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	3-1-2022	1,035,000	1,191,171
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2026	1,000,000	1,146,030
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2028	3,000,000	3,377,700
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-2031	1,800,000	1,990,764
North Carolina Capital Improvement Limited Series A (Miscellaneous Revenue)	5.00	5-1-2026	3,000,000	3,394,200
North Carolina Grant Anticipation Department of State Treasury (Miscellaneous Revenue)	5.00	3-1-2021	1,700,000	1,935,467
North Carolina HFA Series 25-A (Housing Revenue) ±	4.65	7-1-2021	2,195,000	2,307,318
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-2028	4,070,000	4,238,620
North Carolina Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2022	1,000,000	1,211,200
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-2029	2,000,000	2,271,540
North Carolina Medical Care Commission Cleveland County Health Care System (Health Revenue)	5.00	1-1-2018	500,000	561,495
North Carolina Medical Care Commission Health Care Facilities University Health System Series D (Health Revenue)	6.25	12-1-2033	1,500,000	1,722,690
North Carolina Medical Care Commission Hugh Chatam Memorial Hospital Project (Health Revenue, Radian Insured)	5.50	10-1-2020	940,000	941,288
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.40	10-1-2027	1,000,000	1,040,570

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage North Carolina Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

North Carolina (continued)
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.50%	10-1-2031	$2,000,000	$2,074,120
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10-1-2036	1,500,000	1,554,225
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)	5.00	6-1-2026	385,000	433,152
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)	5.00	6-1-2032	500,000	548,945
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	7-1-2033	1,000,000	1,047,300
North Carolina Medical Care Commission Wake Forest Baptist Medical Center (Health Revenue)	5.00	12-1-2022	1,950,000	2,296,847
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2021	2,720,000	3,128,789
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2030	1,550,000	1,734,869
North Carolina Port Authority Series B (Airport Revenue)	5.00	2-1-2025	3,540,000	3,988,412
North Carolina Raleigh-Durham Airport Authority Series B-1 (Airport Revenue)	5.00	11-1-2028	1,500,000	1,720,560
Orange County NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)	5.00	10-1-2026	1,000,000	1,161,100
Raleigh NC Enterprise System Unrefunded Series A (Water & Sewer Revenue)	5.00	3-1-2036	2,465,000	2,586,253
Raleigh NC Enterprise System Prerefunded Series A (Water & Sewer Revenue)	5.00	3-1-2036	1,835,000	1,935,815
Raleigh NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	10-1-2033	1,000,000	1,186,540
University of North Carolina at Greensboro (Education Revenue)	5.00	4-1-2033	2,000,000	2,333,240
University of North Carolina at Greensboro (Education Revenue)	5.00	4-1-2039	1,620,000	1,865,819
University of North Carolina Wilmington Student Housing Project Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	6-1-2022	1,000,000	1,056,860
Wilmington NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2029	2,580,000	2,850,952

				85,523,308

Tennessee: 3.29%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,020,000	1,209,085
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2021	2,000,000	2,252,960

				3,462,045

Virgin Islands: 3.77%
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	3,500,000	3,967,530

Washington: 1.13%
Tumwater Office Properties Washington Lease Revenue Washington Office Buildings (Miscellaneous Revenue)	5.00	7-1-2026	1,000,000	1,191,150

Wisconsin: 1.06%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,000,000	1,117,540

Total Municipal Obligations (Cost $95,223,062)				103,939,128

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	9

Security name	Yield	Shares	Value
Short-Term Investments: 0.84%

Investment Companies: 0.84%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01%	882,460	$882,460

Total Short-Term Investments (Cost $882,460)			882,460

Total investments in securities (Cost $96,105,522) *	99.65%	104,821,588
Other assets and liabilities, net	0.35	368,615

Total net assets	100.00%	$105,190,203

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $96,105,522 and unrealized gains (losses) consists of:

Gross unrealized gains	$8,744,251
Gross unrealized losses	(28,185)

Net unrealized gains	$8,716,066

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage North Carolina Tax-Free Fund	Statement of assets and liabilities—December 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $95,223,062)	$103,939,128
In affiliated securities, at value (cost $882,460)	882,460

Total investments, at value (cost $96,105,522)	104,821,588
Receivable for investments sold	145,000
Receivable for Fund shares sold	1,064
Receivable for interest	1,432,794
Prepaid expenses and other assets	26,294

Total assets	106,426,740

Liabilities
Dividends payable	176,058
Payable for Fund shares redeemed	962,273
Advisory fee payable	25,564
Distribution fee payable	2,985
Administration fees payable	14,907
Accrued expenses and other liabilities	54,750

Total liabilities	1,236,537

Total net assets	$105,190,203

NET ASSETS CONSIST OF
Paid-in capital	$107,253,402
Overdistributed net investment income	(59,574)
Accumulated net realized losses on investments	(10,719,691)
Net unrealized gains on investments	8,716,066

Total net assets	$105,190,203

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$34,822,737
Shares outstanding – Class A1	3,325,057
Net asset value per share – Class A	$10.47
Maximum offering price per share – Class A2	$10.96
Net assets – Class C	$4,548,494
Shares outstanding – Class C1	434,261
Net asset value per share – Class C	$10.47
Net assets – Institutional Class	$65,818,972
Shares outstanding – Institutional Class[1]	6,284,690
Net asset value per share – Institutional Class	$10.47

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2014 (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	11

Investment income
Interest	$2,116,649
Income from affiliated securities	263

Total investment income	2,116,912

Expenses
Advisory fee	196,083
Administration fees
Fund level	28,012
Class A	29,447
Class C	3,646
Institutional Class	28,272
Shareholder servicing fees
Class A	46,011
Class C	5,697
Distribution fee
Class C	17,091
Custody and accounting fees	5,499
Professional fees	22,925
Registration fees	21,490
Shareholder report expenses	7,282
Trustees’ fees and expenses	6,205
Other fees and expenses	3,741

Total expenses	421,401
Less: Fee waivers and/or expense reimbursements	(37,664)

Net expenses	383,737

Net investment income	1,733,175

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	415,377
Net change in unrealized gains (losses) on investments	1,117,533

Net realized and unrealized gains (losses) on investments	1,532,910

Net increase in net assets resulting from operations	$3,266,085

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage North Carolina Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2014 (unaudited)		Year ended June 30, 2014

Operations
Net investment income		$1,733,175		$3,808,125
Net realized gains (losses) on investments		415,377		(419,547)
Net change in unrealized gains (losses) on investments		1,117,533		2,718,741

Net increase in net assets resulting from operations		3,266,085		6,107,319

Distributions to shareholders from
Net investment income
Class A		(539,288)		(1,289,186)
Class C		(49,699)		(115,169)
Institutional Class		(1,144,188)		(2,403,895)

Total distributions to shareholders		(1,733,175)		(3,808,250)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	14,317	148,942	199,641	2,003,221
Class C	25,302	263,944	60,193	606,536
Institutional Class	562,294	5,816,793	1,504,993	15,493,145

		6,229,679		18,102,902

Reinvestment of distributions
Class A	46,320	483,045	115,194	1,161,678
Class C	4,203	43,829	10,088	101,781
Institutional Class	17,858	186,255	38,672	390,110

		713,129		1,653,569

Payment for shares redeemed
Class A	(323,990)	(3,391,696)	(881,202)	(8,853,763)
Class C	(37,260)	(387,403)	(140,535)	(1,401,094)
Institutional Class	(1,312,058)	(13,619,382)	(2,257,694)	(22,656,891)

		(17,398,481)		(32,911,748)

Net decrease in net assets resulting from capital share transactions		(10,455,673)		(13,155,277)

Total decrease in net assets		(8,922,763)		(10,856,208)

Net assets
Beginning of period		114,112,966		124,969,174

End of period		$105,190,203		$114,112,966

Overdistributed net investment income		$(59,574)		$(59,574)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage North Carolina Tax-Free Fund	13

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30				Year ended August 31
CLASS A		2014	2013	2012	2011[1]	2010[2]	2009[2]
Net asset value, beginning of period	$10.33	$10.08	$10.34	$9.71	$10.12	$9.64	$9.80
Net investment income	0.15	0.33	0.32	0.34	0.30	0.39 [3]	0.39
Net realized and unrealized gains (losses) on investments	0.14	0.25	(0.26)	0.63	(0.41)	0.49	(0.15)

Total from investment operations	0.29	0.58	0.06	0.97	(0.11)	0.88	0.24
Distributions to shareholders from
Net investment income	(0.15)	(0.33)	(0.32)	(0.34)	(0.30)	(0.40)	(0.40)
Net asset value, end of period	$10.47	$10.33	$10.08	$10.34	$9.71	$10.12	$9.64
Total return[4]	2.86%	5.92%	0.51%	10.09%	(1.05)%	9.38%	2.63%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.94%	0.91%	0.90%	0.91%	0.90%	0.87%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.88%	0.87%
Net investment income	2.93%	3.32%	3.06%	3.34%	3.72%	4.03%	4.22%
Supplemental data
Portfolio turnover rate	7%	15%	15%	48%	44%	63%	48%
Net assets, end of period (000s omitted)	$34,823	$37,067	$41,879	$44,082	$47,954	$56,508	$51,028

1.	For the ten months ended June 30, 2011. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen North Carolina Municipal Bond Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage North Carolina Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30				Year ended August 31
CLASS C		2014	2013	2012	2011[1]	2010[2]	2009[2]
Net asset value, beginning of period	$10.33	$10.08	$10.34	$9.71	$10.12	$9.64	$9.80
Net investment income	0.12 [3]	0.26	0.24	0.26	0.24	0.32 [3]	0.32
Net realized and unrealized gains (losses) on investments	0.14	0.25	(0.26)	0.63	(0.41)	0.49	(0.15)

Total from investment operations	0.26	0.51	(0.02)	0.89	(0.17)	0.81	0.17
Distributions to shareholders from
Net investment income	(0.12)	(0.26)	(0.24)	(0.26)	(0.24)	(0.33)	(0.33)
Net asset value, end of period	$10.47	$10.33	$10.08	$10.34	$9.71	$10.12	$9.64
Total return[4]	2.47%	5.13%	(0.24)%	9.27%	(1.66)%	8.57%	1.87%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.69%	1.66%	1.65%	1.66%	1.65%	1.62%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.63%	1.62%
Net investment income	2.18%	2.56%	2.31%	2.59%	2.96%	3.26%	3.47%
Supplemental data
Portfolio turnover rate	7%	15%	15%	48%	44%	63%	48%
Net assets, end of period (000s omitted)	$4,548	$4,566	$5,164	$5,523	$5,789	$7,671	$4,805

1.	For the ten months ended June 30, 2011. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen North Carolina Municipal Bond Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage North Carolina Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30				Year ended August 31
INSTITUTIONAL CLASS		2014	2013	2012	2011[1]	2010[2]	2009[2]
Net asset value, beginning of period	$10.33	$10.08	$10.34	$9.71	$10.12	$9.64	$9.80
Net investment income	0.17	0.36	0.35	0.37	0.32	0.42 [3]	0.42
Net realized and unrealized gains (losses) on investments	0.14	0.26	(0.26)	0.63	(0.41)	0.49	(0.16)

Total from investment operations	0.31	0.62	0.09	1.00	(0.09)	0.91	0.26
Distributions to shareholders from
Net investment income	(0.17)	(0.37)	(0.35)	(0.37)	(0.32)	(0.43)	(0.42)
Net asset value, end of period	$10.47	$10.33	$10.08	$10.34	$9.71	$10.12	$9.64
Total return[4]	3.02%	6.25%	0.82%	10.43%	(0.79)%	9.66%	2.89%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.61%	0.58%	0.57%	0.58%	0.64%	0.62%
Net expenses	0.54%	0.54%	0.54%	0.54%	0.54%	0.63%	0.62%
Net investment income	3.24%	3.61%	3.37%	3.65%	4.02%	4.29%	4.47%
Supplemental data
Portfolio turnover rate	7%	15%	15%	48%	44%	63%	48%
Net assets, end of period (000s omitted)	$65,819	$72,479	$77,926	$90,439	$107,972	$150,184	$153,115

1.	For the ten months ended June 30, 2011. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen North Carolina Municipal Bond Fund.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage North Carolina Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. These financial statements report on the Wells Fargo Advantage North Carolina Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	17

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2014, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

		No expiration
2017	2018	Short-term	Long-term
$7,092,084	$3,623,438	$225,315	$133,209

As of June 30, 2014, the Fund had $61,023 of current year deferred post-October capital losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18	Wells Fargo Advantage North Carolina Tax-Free Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$103,939,128	$0	$103,939,128

Short-term investments
Investment companies	882,460	0	0	882,460
Total assets	$882,460	$103,939,128	$0	$104,821,588

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2014, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, and 0.54% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	19

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2014, Funds Distributor received $531 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2014 were $9,487,876 and $7,793,200 respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2014, the Fund paid $61 in commitment fees.

For the six months ended December 31, 2014, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

20	Wells Fargo Advantage North Carolina Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

22	Wells Fargo Advantage North Carolina Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage North Carolina Tax-Free Fund	23

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

230428 02-15 SA254/SAR254 12-14

Wells Fargo Advantage

Pennsylvania Tax-Free Fund

Semi-Annual Report

December 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

Contents

The views expressed and any forward-looking statements are as of December 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Pennsylvania Tax-Free Fund for the six-month period that ended December 31, 2014. Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield. In fact, the longest-dated and weakest credits had the strongest returns. Municipal bond returns—as measured by the Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country—gained 2.88% for the six-month period that ended December 31, 2014.

Longer-maturity and lower-rated municipal bonds outperformed.

At the front end of the yield curve, municipal bond yields were extremely low because of the accommodative monetary policy. Throughout the reporting period, the U.S. Federal Reserve’s (Fed’s) monetary policymaking body kept its key interest rate near zero in order to support the economy and the financial system. Policymakers said they can be patient in normalizing monetary policy and that any increases in the target range for the federal funds rate will depend on incoming economic data. During the reporting period, the Fed reduced (or tapered) the size of its quantitative easing program each month until the program ended in October 2014, although it continues to reinvest principal and interest payments of the mortgage-backed securities and Treasury bonds it holds.

Longer-term yields declined during the second half of the year, with 10-year municipal yields declining from 2.33% as of June 30, 2014 to 2.10% as of December 31, 2014. For more perspective, the yield curve was steep on a historical basis at the beginning of the period and ended the period with the difference between 30-year and 2-year yields at 237 basis points (bps; 100 bps equals 1.00%), which was only slightly wider than its historical average. Because the yield curve was steep, longer-dated securities had higher yields. Given their longer maturities (as municipal yields fell further out the curve) and their more generous yields, longer-term bond returns outpaced shorter-term bonds.

Investors were also enticed to buy lower-rated securities for their higher yields. Over the six-month period that ended December 31, 2014, AAA-rated municipal bonds returned 2.04% while BBB-rated bonds returned 4.29%, according to the Barclays Municipal Bond Index. Credit conditions continued to improve, as evidenced by an 18th consecutive quarter of positive year-over-year gains in state and local municipal revenues. In addition to better fundamental credit conditions, technical factors of limited supply alongside strong investor demand also supported municipal bonds.

Puerto Rico’s struggle, the exit of two cities from bankruptcy, and pension issues topped credit news.

Puerto Rico was the asset class’s largest single credit story. Bonds from the commonwealth returned a meager 0.79% during the six-month period as population declines, a contracting economy, and a burdensome level of debt held back results. Meanwhile, the cities of Stockton, California, and Detroit, Michigan, exited bankruptcy by curbing retiree health care benefits and bondholder recoveries but largely avoiding concessions on pensions. While these recent bankruptcies have so far treated pensions better than bonded debt, no clear precedent has been established due to the difference in general obligation

[1].	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	3

pledges and court-ordered versus negotiated concessions. Finally, underfunded pensions in Illinois, New Jersey, Pennsylvania, and Kansas gained attention for their negative fiscal effects and the political difficulties of finding a resolution.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Bruce R. Johns

Robert J. Miller

Average annual total returns1 (%) as of December 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKVAX)	12-27-1990	5.18	4.84	3.96	10.17	5.81	4.44	0.91	0.74
Class B (EKVBX)*	2-1-1993	4.38	4.69	3.90	9.38	5.03	3.90	1.66	1.49
Class C (EKVCX)	2-1-1993	8.36	5.02	3.67	9.36	5.02	3.67	1.66	1.49
Institutional Class (EKVYX)	11-24-1997	–	–	–	10.45	6.07	4.71	0.58	0.49
Barclays Municipal Bond Index[4]	–	–	–	–	9.05	5.16	4.74	–	–
Barclays Pennsylvania Municipal Bond Index[5]	–	–	–	–	9.02	5.25	4.88	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Pennsylvania municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	5

Credit quality distribution[6] as of December 31, 2014

Effective maturity distribution[7] as of December 31, 2014

1.	Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Pennsylvania Municipal Bond Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through October 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The Barclays Pennsylvania Municipal Bond Index is the Pennsylvania component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

6.	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

7.	Effective maturity distribution is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2014	Ending account value 12-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,037.03	$3.80	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%
Class B
Actual	$1,000.00	$1,034.08	$7.64	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.69	$7.58	1.49%
Class C
Actual	$1,000.00	$1,033.16	$7.64	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.69	$7.58	1.49%
Institutional Class
Actual	$1,000.00	$1,038.33	$2.52	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 97.98%

Florida: 0.57%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (Industrial Development Revenue, ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,014,920

Guam: 0.64%
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	1,000,000	1,148,720

New York: 0.95%
New York Dormitory Authority Personal Income Tax Series B (Tax Revenue)	5.00	3-15-2042	1,500,000	1,695,105

Pennsylvania: 94.55%
Allegheny County PA Airport Authority PFOTER Series 3965 (Airport Revenue, National Insured, Dexia Credit Local LIQ) ø	0.28	1-1-2020	995,000	995,000
Allegheny County PA Higher Education Building Authority Refunding Bond Duquesne University of The Holy Spirit Series A (Education Revenue)	5.00	3-1-2029	1,135,000	1,329,346
Allegheny County PA Hospital Development Authority Health Center Series B (Health Revenue, National Insured)	6.00	7-1-2027	1,800,000	2,320,200
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.00	9-1-2018	1,000,000	1,136,390
Allegheny County PA Port Authority Refunding Transportation (Tax Revenue)	5.75	3-1-2029	3,000,000	3,557,640
Allegheny County PA Series C-65 (GO)	5.50	5-1-2024	4,675,000	5,567,177
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series A-3 (Health Revenue)	5.25	11-1-2024	225,000	259,817
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.54	11-1-2039	2,000,000	2,051,320
Blair County PA (GO, Build America Mutual Assurance Company Insured)	5.00	10-1-2026	955,000	1,147,815
Bucks County PA IDA Lane Charter School Project Series A (Education Revenue) 144A	4.88	3-15-2027	1,700,000	1,716,864
Butler County PA Hospital Authority Series A (Health Revenue, Royal Bank of Scotland LOC) ø	0.24	10-1-2032	500,000	500,000
Butler County PA Hospital Authority Series A (Health Revenue, Royal Bank of Scotland LOC) ø	0.24	10-1-2042	210,000	210,000
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	380,000	400,471
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,370,000	2,511,110
Chester County PA IDA Collegium Charter School Project (Education Revenue)	5.00	10-15-2022	1,695,000	1,779,581
Chester County PA IDA Renaissance Academy Charter School (Education Revenue)	3.75	10-1-2024	1,000,000	1,009,740
Chester County PA IDA University Student Housing LLC Project Series A (Housing Revenue)	5.00	8-1-2030	555,000	599,572
Commonwealth of PA Financing Authority Series B (Water & Sewer Revenue)	5.00	6-1-2026	1,000,000	1,151,520
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2036	5,000,000	5,107,750
Cumberland County PA Municipal Authority Dickinson College Series HH1 (Education Revenue)	5.00	11-1-2039	1,200,000	1,307,184
Dauphin County PA (GO, Syncora Guarantee Incorporated Insured)	5.00	11-15-2022	1,000,000	1,060,910
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	3,125,000	3,126,781
Delaware County PA IDA Chester Community Charter School Series A (Education Revenue)	5.00	8-15-2020	1,795,000	1,841,742
Delaware County PA Voctech School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	1,000,000	1,149,140

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60%	7-1-2017	$2,000,000	$2,196,320
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	4,390,000	5,253,601
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00	11-1-2031	2,500,000	2,964,400
Kiski PA Area School District (GO, AGM Insured)	4.00	3-1-2023	1,240,000	1,356,089
Lehigh County PA General Purpose Authority Lehigh Valley Hospital Incorporated Series A (Health Revenue, National/FHA Insured)	7.00	7-1-2016	840,000	886,578
Lehigh County PA General Purpose Authority Water & Sewer CAB Allentown Project (Water & Sewer Revenue) ¤	0.00	12-1-2030	2,000,000	1,056,500
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-2026	3,000,000	3,444,720
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50	12-15-2027	2,405,000	2,789,992
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2027	840,000	925,294
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2032	880,000	959,614
Montgomery County PA HEFA Arcadia University (Education Revenue, Radian Insured)	5.00	4-1-2027	3,760,000	3,917,168
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project (Health Revenue)	5.00	6-1-2031	2,000,000	2,215,080
Montgomery County PA IDA Acts Retirement Community Series B (Health Revenue)	5.00	11-15-2022	6,000,000	6,272,280
Montgomery County PA IDA Jefferson Health System Series A (Health Revenue)	5.00	10-1-2027	1,000,000	1,129,400
Montgomery County PA IDA New Regional Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-2020	980,000	1,138,554
Northampton County PA St. Luke’s Hospital of Bethlehem Series A (Health Revenue)	5.00	8-15-2033	1,500,000	1,624,335
Penn Hills PA School District (GO, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,500,000	1,645,755
Pennsylvania Department of General Services Certificate of Participation (Lease Revenue, AGM Insured)	3.00	5-1-2015	500,000	504,320
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2022	1,200,000	942,396
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2023	3,790,000	2,834,389
Pennsylvania HEFAR Association of Independent Colleges & University Series FF2 (Education Revenue, Radian Insured)	5.00	12-15-2024	3,070,000	3,217,114
Pennsylvania HEFAR La Salle University Series A (Education Revenue)	5.25	5-1-2027	5,250,000	5,528,408
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-2020	1,460,000	1,593,751
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10-1-2031	3,000,000	3,332,910
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-2032	1,000,000	1,129,400
Pennsylvania Housing Finance Agency SFMF Series 108-B (Housing Revenue)	4.50	10-1-2024	1,825,000	1,942,767
Pennsylvania Housing Finance Agency SFMR Series 106-B (Housing Revenue)	4.50	10-1-2024	5,010,000	5,342,614
Pennsylvania Housing Finance Agency SFMR Series 112 (Housing Revenue)	5.00	4-1-2028	3,160,000	3,368,781
Pennsylvania Turnpike Commission Motor License Series B1 (Transportation Revenue)	5.00	12-1-2040	1,500,000	1,640,220
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-2021	2,000,000	2,387,020
Pennsylvania Turnpike Commission Series C (Transportation Revenue, AGM Insured)	6.25	6-1-2038	3,500,000	3,990,525
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,105,530
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	915,000	964,154
Philadelphia PA IDA Charter School Project Series A (Education Revenue)	5.30	9-15-2027	5,150,000	5,292,037

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.13%	11-15-2020	$1,430,000	$1,502,315
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.75	11-15-2030	1,000,000	1,047,530
Philadelphia PA IDA Master Charter School (Education Revenue)	5.00	8-1-2020	825,000	869,806
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	1,000,000	1,109,600
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	7.50	5-1-2031	1,285,000	1,417,137
Philadelphia PA School District Refunding Bond Series A (GO, AGM/FGIC Insured)	5.00	6-1-2024	1,425,000	1,613,057
Philadelphia PA School District Refunding Bond Series C (GO)	5.00	9-1-2018	3,000,000	3,369,300
Philadelphia PA School District Refunding Bond Series C (GO)	5.00	9-1-2021	1,395,000	1,602,646
Philadelphia PA Series A (GO)	5.25	7-15-2033	1,500,000	1,751,220
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-2031	3,000,000	3,376,080
Pittsburgh PA (GO, Build America Mutual Assurance Company Insured)	5.00	9-1-2030	500,000	591,180
Pittsburgh PA Public Parking Authority Series A (Miscellaneous Revenue, National Insured)	5.00	12-1-2025	2,500,000	2,580,600
Schuylkill Valley PA School District (GO)	4.00	4-1-2023	1,000,000	1,112,380
Schuylkill Valley PA School District (GO)	4.00	4-1-2024	370,000	409,168
Southcentral PA General Authority Refunding Bond Wellspan Health Obligation Group Series A (Health Revenue)	5.00	6-1-2024	310,000	370,400
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	6-1-2028	4,000,000	4,521,000
State Public School Building Authority Pennsylvania Chester Upland School Project Series C (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2026	875,000	984,200
State Public School Building Authority Pennsylvania Harrisburg Project Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,185,286
State Public School Building Authority Pennsylvania Northampton County Area Community College Project (Education Revenue)	5.50	3-1-2031	5,000,000	5,839,650
State Public School Building Authority Pennsylvania Northampton County Area Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,610,000	1,836,575
University Area Joint Authority Pennsylvania Refunding Bond (Water & Sewer Revenue) ±	0.44	11-1-2028	1,500,000	1,500,915
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11-1-2020	1,005,000	1,164,966
Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2027	2,600,000	2,764,239

				169,248,336

Virgin Islands: 1.27%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2029	2,000,000	2,278,820

Total Municipal Obligations (Cost $163,342,999)				175,385,901

	Yield		Shares
Short-Term Investments: 1.00%

Investment Companies: 1.00%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		1,796,185	1,796,185

Total Short-Term Investments (Cost $1,796,185)				1,796,185

Total investments in securities (Cost $165,139,184) *	98.98%	177,182,086
Other assets and liabilities, net	1.02	1,829,499

Total net assets	100.00%	$179,011,585

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $165,312,231 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,052,229
Gross unrealized losses	(182,374)

Net unrealized gains	$11,869,855

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2014 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	11

Assets
Investments
In unaffiliated securities, at value (cost $163,342,999)	$175,385,901
In affiliated securities, at value (cost $1,796,185)	1,796,185

Total investments, at value (cost $165,139,184)	177,182,086
Receivable for investments sold	200,000
Receivable for Fund shares sold	109,439
Receivable for interest	2,039,597
Prepaid expenses and other assets	34,883

Total assets	179,566,005

Liabilities
Dividends payable	330,634
Payable for Fund shares redeemed	87,709
Advisory fee payable	39,470
Distribution fees payable	8,735
Administration fees payable	24,534
Accrued expenses and other liabilities	63,338

Total liabilities	554,420

Total net assets	$179,011,585

NET ASSETS CONSIST OF
Paid-in capital	$178,902,317
Overdistributed net investment income	(345,468)
Accumulated net realized losses on investments	(11,588,166)
Net unrealized gains on investments	12,042,902

Total net assets	$179,011,585

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$45,222,596
Shares outstanding – Class A1	3,808,512
Net asset value per share – Class A	$11.87
Maximum offering price per share – Class A2	$12.43
Net assets – Class B	$773,854
Shares outstanding – Class B1	65,413
Net asset value per share – Class B	$11.83
Net assets – Class C	$12,551,269
Shares outstanding – Class C1	1,059,004
Net asset value per share – Class C	$11.85
Net assets – Institutional Class	$120,463,866
Shares outstanding – Institutional Class[1]	10,145,000
Net asset value per share – Institutional Class	$11.87

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Statement of operations—six months ended December 31, 2014 (unaudited)

Investment income
Interest	$3,846,105
Income from affiliated securities	345

Total investment income	3,846,450

Expenses
Advisory fee	316,636
Administration fees
Fund level	45,234
Class A	36,600
Class B	658
Class C	9,742
Institutional Class	48,874
Shareholder servicing fees
Class A	57,188
Class B	1,029
Class C	15,222
Distribution fees
Class B	3,086
Class C	45,667
Custody and accounting fees	8,454
Professional fees	22,822
Registration fees	27,297
Shareholder report expenses	10,453
Trustees’ fees and expenses	6,270
Other fees and expenses	6,090

Total expenses	661,322
Less: Fee waivers and/or expense reimbursements	(95,840)

Net expenses	565,482

Net investment income	3,280,968

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	512,010
Net change in unrealized gains (losses) on investments	2,921,729

Net realized and unrealized gains (losses) on investments	3,433,739

Net increase in net assets resulting from operations	$6,714,707

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Pennsylvania Tax-Free Fund	13

	Six months ended December 31, 2014 (unaudited)		Year ended June 30, 2014

Operations
Net investment income		$3,280,968		$6,991,885
Net realized gains (losses) on investments		512,010		(674,589)
Net change in unrealized gains (losses) on investments		2,921,729		4,617,829

Net increase in net assets resulting from operations		6,714,707		10,935,125

Distributions to shareholders from
Net investment income
Class A		(803,436)		(1,584,280)
Class B		(11,358)		(31,103)
Class C		(167,912)		(302,373)
Institutional Class		(2,298,263)		(5,074,306)

Total distributions to shareholders		(3,280,969)		(6,992,062)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	223,157	2,629,521	569,888	6,480,281
Class B	94	1,089	1,288	14,164
Class C	159,319	1,874,338	265,432	3,002,468
Institutional Class	401,689	4,725,236	519,236	5,896,508

		9,230,184		15,393,421

Reinvestment of distributions
Class A	59,748	704,996	121,708	1,384,148
Class B	929	10,915	2,651	29,976
Class C	12,614	148,601	23,649	268,452
Institutional Class	37,643	444,227	66,052	751,638

		1,308,739		2,434,214

Payment for shares redeemed
Class A	(294,987)	(3,475,893)	(669,302)	(7,569,459)
Class B	(10,171)	(119,235)	(50,976)	(574,126)
Class C	(75,607)	(892,732)	(190,180)	(2,139,704)
Institutional Class	(534,789)	(6,306,347)	(3,427,664)	(38,680,629)

		(10,794,207)		(48,963,918)

Net decrease in net assets resulting from capital share transactions		(255,284)		(31,136,283)

Total increase (decrease) in net assets		3,178,454		(27,193,220)

Net assets
Beginning of period		175,833,131		203,026,351

End of period		$179,011,585		$175,833,131

Overdistributed net investment income		$(345,468)		$(345,467)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30				Year ended March 31
CLASS A		2014	2013	2012	2011[1]	2011[2]	2010[2]
Net asset value, beginning of period	$11.65	$11.36	$11.65	$10.93	$10.63	$10.90	$9.95
Net investment income	0.21	0.43	0.42	0.44	0.11	0.44	0.46
Net realized and unrealized gains (losses) on investments	0.22	0.29	(0.29)	0.72	0.30	(0.28)	0.95

Total from investment operations	0.43	0.72	0.13	1.16	0.41	0.16	1.41
Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.42)	(0.44)	(0.11)	(0.43)	(0.46)
Net asset value, end of period	$11.87	$11.65	$11.36	$11.65	$10.93	$10.63	$10.90
Total return[3]	3.70%	6.45%	1.02%	10.81%	3.84%	1.56%	14.41%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.91%[4]	0.88%[4]	0.88%[4]	0.87%[4]	0.84%[4]	0.76%[4]
Net expenses	0.74%	0.74%[4]	0.75%[4]	0.74%[4]	0.74%[4]	0.75%[4]	0.76%[4]
Net investment income	3.51%	3.75%	3.55%	3.90%	3.98%	3.99%	4.35%
Supplemental data
Portfolio turnover rate	8%	15%	14%	21%	10%	46%	45%
Net assets, end of period (000s omitted)	$45,223	$44,500	$43,167	$45,178	$43,188	$41,832	$48,762

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Pennsylvania Municipal Bond Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2014	0.00%
Year ended June 30, 2013	0.01%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011[1]	0.01%
Year ended March 31, 2011[2]	0.01%
Year ended March 31, 2010[2]	0.00%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Pennsylvania Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30				Year ended March 31
CLASS B		2014	2013	2012	2011[1]	2011[2]	2010[2]
Net asset value, beginning of period	$11.60	$11.32	$11.61	$10.89	$10.59	$10.86	$9.91
Net investment income	0.16 [3]	0.34 [3]	0.33 [3]	0.36 [3]	0.09 [3]	0.35 [3]	0.38 [3]
Net realized and unrealized gains (losses) on investments	0.23	0.28	(0.29)	0.72	0.30	(0.27)	0.95

Total from investment operations	0.39	0.62	0.04	1.08	0.39	0.08	1.33
Distributions to shareholders from
Net investment income	(0.16)	(0.34)	(0.33)	(0.36)	(0.09)	(0.35)	(0.38)
Net asset value, end of period	$11.83	$11.60	$11.32	$11.61	$10.89	$10.59	$10.86
Total return[4]	3.41%	5.58%	0.26%	10.01%	3.66%	0.80%	13.60%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.66%[5]	1.63%[5]	1.62%[5]	1.62%[5]	1.60%[5]	1.51%[5]
Net expenses	1.49%	1.49%[5]	1.50%[5]	1.49%[5]	1.49%[5]	1.50%[5]	1.51%[5]
Net investment income	2.76%	3.00%	2.80%	3.15%	3.22%	3.23%	3.63%
Supplemental data
Portfolio turnover rate	8%	15%	14%	21%	10%	46%	45%
Net assets, end of period (000s omitted)	$774	$865	$1,377	$2,264	$3,956	$4,932	$7,573

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Pennsylvania Municipal Bond Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2014	0.00%
Year ended June 30, 2013	0.01%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011[1]	0.01%
Year ended March 31, 2011[2]	0.01%
Year ended March 31, 2010[2]	0.00%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30				Year ended March 31
CLASS C		2014	2013	2012	2011[1]	2011[2]	2010[2]
Net asset value, beginning of period	$11.63	$11.34	$11.63	$10.91	$10.61	$10.88	$9.93
Net investment income	0.16 [3]	0.34	0.33	0.36	0.09	0.35	0.38
Net realized and unrealized gains (losses) on investments	0.22	0.29	(0.29)	0.72	0.30	(0.27)	0.95

Total from investment operations	0.38	0.63	0.04	1.08	0.39	0.08	1.33
Distributions to shareholders from
Net investment income	(0.16)	(0.34)	(0.33)	(0.36)	(0.09)	(0.35)	(0.38)
Net asset value, end of period	$11.85	$11.63	$11.34	$11.63	$10.91	$10.61	$10.88
Total return[4]	3.32%	5.67%	0.27%	9.99%	3.65%	0.80%	13.58%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.66%[5]	1.63%[5]	1.63%[5]	1.62%[5]	1.59%[5]	1.51%[5]
Net expenses	1.49%	1.49%[5]	1.50%[5]	1.49%[5]	1.49%[5]	1.50%[5]	1.51%[5]
Net investment income	2.76%	3.00%	2.79%	3.15%	3.23%	3.23%	3.61%
Supplemental data
Portfolio turnover rate	8%	15%	14%	21%	10%	46%	45%
Net assets, end of period (000s omitted)	$12,551	$11,192	$9,798	$9,815	$8,331	$8,118	$9,020

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Pennsylvania Municipal Bond Fund.

[3].	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2014	0.00%
Year ended June 30, 2013	0.01%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011[1]	0.01%
Year ended March 31, 2011[2]	0.01%
Year ended March 31, 2010[2]	0.00%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Pennsylvania Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30				Year ended March 31
INSTITUTIONAL CLASS		2014	2013	2012	2011[1]	2011[2]	2010[2]
Net asset value, beginning of period	$11.65	$11.36	$11.65	$10.93	$10.63	$10.90	$9.95
Net investment income	0.22	0.45	0.45 [3]	0.47	0.11	0.46	0.49
Net realized and unrealized gains (losses) on investments	0.22	0.29	(0.29)	0.72	0.30	(0.27)	0.95

Total from investment operations	0.44	0.74	0.16	1.19	0.41	0.19	1.44
Distributions to shareholders from
Net investment income	(0.22)	(0.45)	(0.45)	(0.47)	(0.11)	(0.46)	(0.49)
Net asset value, end of period	$11.87	$11.65	$11.36	$11.65	$10.93	$10.63	$10.90
Total return[4]	3.83%	6.72%	1.28%	11.08%	3.91%	1.82%	14.69%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.58%[5]	0.55%[5]	0.55%[5]	0.55%[5]	0.54%[5]	0.51%[5]
Net expenses	0.49%	0.49%[5]	0.50%[5]	0.49%[5]	0.49%[5]	0.50%[5]	0.51%[5]
Net investment income	3.76%	4.00%	3.79%	4.15%	4.22%	4.23%	4.61%
Supplemental data
Portfolio turnover rate	8%	15%	14%	21%	10%	46%	45%
Net assets, end of period (000s omitted)	$120,464	$119,276	$148,684	$171,861	$212,341	$221,498	$290,586

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Pennsylvania Municipal Bond Fund.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2014	0.00%
Year ended June 30, 2013	0.01%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011[1]	0.01%
Year ended March 31, 2011[2]	0.01%
Year ended March 31, 2010[2]	0.00%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. These financial statements report on the Wells Fargo Advantage Pennsylvania Tax-Free Fund (the “Fund”), a series of the Trust. Originally classified as non-diversified, the Fund now is classified as a diversified open-end management investment company.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond

Notes to financial statements (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	19

(“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2014, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

			No expiration
2015	2016	2017	Short-term
$1,106,260	$4,324,935	$5,875,768	$620,164

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

20	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Notes to financial statements (unaudited)
■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$175,385,901	$0	$175,385,901

Short-term investments
Investment companies	1,796,185	0	0	$1,796,185
Total assets	$1,796,185	$175,385,901	$0	$177,182,086

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2014, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2015 to waive fees and/or reimburse

Notes to financial statements (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	21

expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class B shares, 1.49% for Class C shares, and 0.49% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended December 31, 2014, Funds Distributor received $5,746 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, and Class C of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2014 were $13,595,839 and $14,780,070, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2014, the Fund paid $98 in commitment fees.

For the six months ended December 31, 2014, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Pennsylvania Tax-Free Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

230429 02-15 SA255/SAR255 12-14

Wells Fargo Advantage

Short-Term Municipal Bond Fund

Semi-Annual Report

December 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Short-Term Municipal Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Short-Term Municipal Bond Fund for the six-month period that ended December 31, 2014. Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield. In fact, the longest-dated and weakest credits had the strongest returns. Municipal bond returns—as measured by the Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country—gained 2.88% for the six-month period that ended December 31, 2014.

Longer-maturity and lower-rated municipal bonds outperformed.

At the front end of the yield curve, municipal bond yields were extremely low because of the accommodative monetary policy. Throughout the reporting period, the the U.S. Federal Reserve’s (Fed’s) monetary policymaking body kept its key interest rate near zero in order to support the economy and the financial system. Policymakers said they can be patient in normalizing monetary policy and that any increases in the target range for the federal funds rate will depend on incoming economic data. During the reporting period, the Fed reduced (or tapered) the size of its quantitative easing program each month until the program ended in October 2014, although it continues to reinvest principal and interest payments of the mortgage-backed securities and Treasury bonds it holds.

Longer-term yields declined during the second half of the year, with 10-year municipal yields declining from 2.33% as of June 30, 2014 to 2.10% as of December 31, 2014. For more perspective, the yield curve was steep on a historical basis at the beginning of the period and ended the period with the difference between 30-year and 2-year yields at 237 basis points (bps; 100 bps equals 1.00%), which was only slightly wider than its historical average. Because the yield curve was steep, longer-dated securities had higher yields. Given their longer maturities (as municipal yields fell further out the curve) and their more generous yields, longer-term bond returns outpaced shorter-term bonds.

Investors were also enticed to buy lower-rated securities for their higher yields. Over the six-month period that ended December 31, 2014, AAA-rated municipal bonds returned 2.04% while BBB-rated bonds returned 4.29%, according to the Barclays Municipal Bond Index. Credit conditions continued to improve, as evidenced by an 18th consecutive quarter of positive year-over-year gains in state and local municipal revenues. In addition to better fundamental credit conditions, technical factors of limited supply alongside strong investor demand also supported municipal bonds.

Puerto Rico’s struggle, the exit of two cities from bankruptcy, and pension issues topped credit news.

Puerto Rico was the asset class’s largest single credit story. Bonds from the commonwealth returned a meager 0.79% during the six-month period as population declines, a contracting economy, and a burdensome level of debt held back results. Meanwhile, the cities of Stockton, California, and Detroit, Michigan, exited bankruptcy by curbing retiree health care benefits and bondholder recoveries but largely avoiding concessions on pensions. While these recent bankruptcies have so far treated pensions better than bonded debt, no clear precedent has been established due to the difference in general obligation

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	3

pledges and court-ordered versus negotiated concessions. Finally, underfunded pensions in Illinois, New Jersey, Pennsylvania, and Kansas gained attention for their negative fiscal effects and the political difficulties of finding a resolution.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Short-Term Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA, CPA

Average annual total returns1 (%) as of December 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WSMAX)	7-18-2008	(0.47)	1.68	2.74	1.56	2.09	2.94	0.75	0.60
Class C (WSSCX)	1-31-2003	(0.20)	1.33	2.12	0.80	1.33	2.12	1.50	1.35
Administrator Class (WSTMX)	7-30-2010	–	–	–	1.46	2.09	2.89	0.69	0.60
Institutional Class (WSBIX)	3-31-2008	–	–	–	1.76	2.29	3.09	0.42	0.40
Investor Class (STSMX)	12-31-1991	–	–	–	1.53	2.06	2.92	0.78	0.63
Barclays 1-3 Year Composite Municipal Bond Index[4]	–	–	–	–	0.90	1.46	2.59	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	5

Credit quality distribution[5] as of December 31, 2014

Effective maturity distribution[6] as of December 31, 2014

1.	Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of Investor Class shares, no such adjustment is reflected). If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through October 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays 1-3 Year Composite Municipal Bond Index is a blended index weighted 50% in the Barclays 1-Year Municipal Bond Index and 50% in the Barclays 3-Year Municipal Bond Index. You cannot invest directly in an index.

5.	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes on a scale SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bond on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

6.	Effective maturity distribution is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Short-Term Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2014	Ending account value 12-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,004.27	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Class C
Actual	$1,000.00	$1,000.49	$6.81	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87	1.35%
Administrator Class
Actual	$1,000.00	$1,003.27	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,005.29	$2.02	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Investor Class
Actual	$1,000.00	$1,004.12	$3.18	0.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$3.21	0.63%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.19%

Alabama: 1.11%
Alabama 21st Century Authority Tobacco Settlement Revenue Series A (Tobacco Revenue)	5.00%	6-1-2017	$3,000,000	$3,285,780
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.45	11-15-2038	15,000,000	14,998,800
Chatom AL Industrial Development Board Solid Waste Disposal Facilities Refunding Bond PowerSouth Energy Series B (Utilities Revenue)	4.00	8-1-2015	2,890,000	2,948,176
Jefferson County AL Sewer Revenue Warrants Series D (Water & Sewer Revenue)	5.00	10-1-2018	1,890,000	2,095,254
Jefferson County AL Warrants Series C (GO)	4.90	4-1-2021	35,610,000	38,390,785
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Plant (Industrial Development Revenue) ±	0.32	7-15-2034	11,000,000	11,003,080

				72,721,875

Alaska: 0.79%
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.14	12-1-2041	43,100,000	43,100,000
Alaska Housing Finance Corporation Series A2 (Housing Revenue)	4.55	12-1-2020	1,445,000	1,500,806
Alaska International Airport Refunding Bond Series D (Airport Revenue, National Insured)	5.00	10-1-2018	2,235,000	2,409,956
Valdez AK Marine Terminal Revenue BP Pipelines Project Series B (Industrial Development Revenue)	5.00	1-1-2016	4,550,000	4,753,522

				51,764,284

Arizona: 0.56%
Arizona Navajo Tribal Utility Authority (Miscellaneous Revenue, AGM Insured)	4.00	1-1-2021	17,473,000	18,293,008
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, Ambac Insured)	4.25	7-1-2015	4,325,000	4,407,651
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75	10-1-2032	1,275,000	1,286,564
Maricopa County AZ PCR Series B (Utilities Revenue) ±	5.20	6-1-2043	2,500,000	2,808,900
Pima County AZ IDA Constellation Schools Project Series A (Miscellaneous Revenue)	6.38	1-1-2019	2,010,000	2,107,666
Scottsdale AZ IDA Scottsdale Healthcare Series D (Health Revenue)	5.00	9-1-2017	2,000,000	2,173,100
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2015	1,295,000	1,313,428
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2016	1,280,000	1,325,274
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2017	1,365,000	1,434,492
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2018	1,245,000	1,322,999

				36,473,082

California: 9.52%
Alameda County CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2016	8,845,000	8,686,586
Alvord CA Unified School District Series 3306 (GO, AGM/National Insured, Credit Suisse LIQ) ø144A	0.21	8-1-2030	9,960,000	9,960,000
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	10,515,000	10,614,156
California (GO) ±	4.00	12-1-2027	55,200,000	59,168,880
California HFA Home Mortgage Series G (Housing Revenue)	4.95	8-1-2023	9,500,000	9,760,205
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.29	8-1-2037	53,925,000	53,590,126

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Infrastructure & Economic Development Refunding Bonds Museum Art Project Series A (Miscellaneous Revenue) ±	1.87%	12-1-2037	$12,000,000	$12,368,160
California Municipal Finance Authority Republic Services (Resource Recovery Revenue) ±	0.30	9-1-2021	26,000,000	26,000,000
California PCFA Solid Waste Disposal Waste Management Project Series A (Resource Recovery Revenue) ±	1.65	7-1-2031	6,000,000	6,000,240
California PFOTER Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured) ø144A	0.24	8-1-2027	66,320,000	66,320,000
California PFOTER Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) ø144A	0.24	8-1-2027	33,705,000	33,705,000
California Refunding Bond Series B (GO) ±	0.79	5-1-2017	7,000,000	7,064,120
California Series B (GO) ±	0.94	5-1-2018	6,000,000	6,093,240
California Series D (GO) ±	0.81	12-1-2028	27,000,000	27,283,230
California Series E (GO) ±	0.94	12-1-2029	18,000,000	18,281,340
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.59	7-1-2041	5,225,000	5,225,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.65	7-1-2040	5,425,000	5,425,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.65	7-1-2040	2,775,000	2,775,000
California University Revenue Systemwide Series A (Education Revenue, AGM Insured, Credit Suisse LIQ) ø144A	0.16	11-1-2033	2,685,000	2,685,000
Chino Ontario Upland CA Water Facilities Authority Certificate of Participation Agua de Lejos Project (Water & Sewer Revenue, National Insured)	5.20	10-1-2015	170,000	171,678
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2017	1,765,000	1,950,272
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2018	1,985,000	2,244,539
Chula Vista CA Industrial Development Revenue San Diego Gas & Electric Company Series A (Utilities Revenue)	1.65	7-1-2018	5,570,000	5,595,288
Compton CA Unified School District Election of 2002 CAB Series D (GO, Ambac Insured) ¤	0.00	6-1-2017	3,070,000	2,954,476
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1377 (GO, AGM/FGIC Insured, Deutsche Bank LIQ) ±144A	0.22	8-1-2033	12,960,000	12,960,000
Downey CA School Facilities Financing Authority PFOTER Series 4066 (Miscellaneous Revenue, National Insured, Dexia Credit Local LIQ) ø	0.18	8-1-2025	5,965,000	5,965,000
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	23,500,000	25,486,925
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) ø144A	0.59	6-1-2047	31,160,000	31,160,000
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	35,100,000	35,340,435
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	17,000,000	17,829,600
Irwindale CA CDA PFOTER Series 3542 (Tax Revenue, AGM Insured, Dexia Credit Local LIQ) ø144A	0.23	7-15-2026	27,320,000	27,320,000
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2018	1,000,000	1,104,730
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2019	1,000,000	1,120,330
Oakland CA Unified School District Alameda County Refunding Bond (GO, National Insured)	5.00	8-1-2016	3,030,000	3,223,163
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO, National Insured) ¤	0.00	8-1-2019	2,215,000	2,024,643
Palomar CA Pomerado Health PFOTER Series 4683 (GO, National Insured, Bank of America NA LIQ) ø144A	0.32	8-1-2037	31,250,000	31,250,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (Health Revenue, AGM Insured) ±(m)	1.35	11-1-2036	2,000,000	2,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Sacramento County CA Sanitation District PFOTER Series 3934 (Water & Sewer Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.13%	12-1-2035	$10,000,000	$10,000,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.00	12-1-2016	1,730,000	1,839,042
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-15-2015	4,525,000	4,551,698
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	4.00	6-1-2015	2,515,000	2,552,046
San Jose CA Redevelopment Agency Tax Unrefunded Balance Merged Area (Tax Revenue, National Insured)	6.00	8-1-2015	3,090,000	3,187,335
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, National Insured) ¤	0.00	8-1-2015	500,000	499,120
South San Francisco CA Unified School District BAN Series D (GO) ¤	0.00	5-15-2017	20,000,000	19,567,400
Upland CA Certificate of Participation San Antonio Community Hospital Project (Miscellaneous Revenue)	5.00	1-1-2015	1,915,000	1,915,000

				624,818,003

Colorado: 0.69%
Aurora CO E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2018	4,000,000	3,731,080
Aurora CO E-470 Public Highway Authority Senior Series CD-2 (Transportation Revenue, National Insured) ±	1.78	9-1-2039	15,325,000	15,427,524
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC) ø	0.12	12-1-2020	3,025,000	3,025,000
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.26	11-1-2036	15,175,000	15,175,000
Deutsche Bank Spears/Lifers Trust Series DBE 1356 (Miscellaneous Revenue, AGM Insured, Deutsche Bank LIQ) ø144A	0.14	6-1-2044	8,000,000	8,000,000

				45,358,604

Connecticut: 3.25%
Connecticut Economic Recovery Notes Series A (GO) ø	0.28	1-1-2017	10,210,000	10,209,898
Connecticut Economic Recovery Notes Series A (GO) ø	0.38	1-1-2018	9,810,000	9,810,196
Connecticut Economic Recovery Notes Series A-3 (GO) ±	0.32	7-1-2017	11,600,000	11,600,000
Connecticut Economic Recovery Notes Series A-4 (GO) ±	0.32	1-1-2018	26,625,000	26,625,000
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	2.00	7-1-2015	2,240,000	2,257,203
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2016	2,380,000	2,528,750
Connecticut HFA Series A2 (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.03	5-15-2039	23,120,000	23,120,000
Connecticut Securities Industry and Financial Market Association Index Refunding Notes (Miscellaneous Revenue) ±	1.14	5-15-2019	3,500,000	3,576,615
Connecticut Series A (Miscellaneous Revenue) ±	0.57	4-15-2016	5,000,000	5,020,850
Connecticut Series A (Miscellaneous Revenue) ±	0.58	3-1-2019	3,200,000	3,206,688
Connecticut Series A (Miscellaneous Revenue) ±	0.69	3-1-2020	7,230,000	7,248,075
Connecticut Series A (Miscellaneous Revenue) ±	0.72	4-15-2017	4,600,000	4,634,638
Connecticut Series A (Miscellaneous Revenue) ±	0.81	5-15-2017	17,000,000	17,179,180
Connecticut Series A (GO) ±	0.96	5-15-2018	17,740,000	18,025,437
Connecticut Series A (Miscellaneous Revenue) ±	0.99	3-1-2017	13,255,000	13,273,159
Connecticut Series A (Miscellaneous Revenue) ±	1.14	4-15-2019	5,500,000	5,616,875
Connecticut Series A (GO) ±	1.24	3-1-2018	13,500,000	13,524,030
Connecticut Series A (GO) ±	1.39	3-1-2019	21,500,000	21,543,645
Connecticut Series C (Miscellaneous Revenue) ±	0.69	5-15-2016	5,000,000	5,030,350
Connecticut Series D (GO) ±	0.55	9-15-2017	1,500,000	1,508,550

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Connecticut (continued)
Hamden CT Refunding Bond (GO)	5.00%	8-15-2017	$1,500,000	$1,629,135
Hamden CT Refunding Bond (GO)	5.00	8-15-2018	1,000,000	1,106,620
Hartford CT Series B (GO, AGM Insured)	5.00	10-1-2018	1,000,000	1,136,340
New Haven CT Series A (GO, AGM Insured)	3.00	11-1-2019	3,405,000	3,559,928

				212,971,162

Delaware: 0.04%
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	4.00	7-1-2016	1,045,000	1,076,674
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	5.00	7-1-2017	1,225,000	1,309,231

				2,385,905

District of Columbia: 0.44%
District of Columbia Income Tax Secured Refunding Bond Series E (Tax Revenue) ±	0.79	12-1-2017	13,000,000	13,133,250
District of Columbia Thomas B. Fordham Foundation (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	10-1-2037	4,800,000	4,800,000
District of Columbia Water & Sewer Authority Public Utility District Series B2 (Water & Sewer Revenue) ±	0.62	10-1-2040	11,000,000	11,022,770

				28,956,020

Florida: 4.26%
Brevard County FL HCFR Refunding Bond Health First Incorporated Series A (Health Revenue)	5.00	4-1-2018	1,140,000	1,263,405
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,695,000	6,139,552
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1376 (Miscellaneous Revenue, Ambac Insured, Deutsche Bank LIQ) ø144A	0.15	4-1-2027	10,000,000	10,000,000
Escambia County FL Utilities Authority (Utilities Revenue, National Insured)	6.25	1-1-2015	840,000	840,000
Eustis FL Multi-Purpose Revenue Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	12-1-2027	1,020,000	1,020,000
Florida Department of Environmental Protection Everglades Restoration Series A (Tax Revenue, AGM Insured) ø	0.15	7-1-2027	8,000,000	8,000,000
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.00	12-1-2020	540,000	541,215
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	15,100,000	15,158,890
Highlands County FL Health Facilities Authority Adventist Health Series B (Health Revenue)	5.00	11-15-2020	1,000,000	1,042,030
Highlands County FL Health Facilities Authority Adventist Health Series I (Health Revenue)	4.50	11-15-2015	4,625,000	4,795,755
Hillsborough County FL School Board Refunding Bond (Tax Revenue, Ambac Insured)	5.00	10-1-2015	3,365,000	3,468,608
Hillsborough County FL School Board Refunding Bond (Tax Revenue, Ambac Insured)	5.00	10-1-2016	7,325,000	7,543,505
Jacksonville FL Sales Refunding Bond Better Jacksonville (Tax Revenue)	5.00	10-1-2017	2,000,000	2,223,920
Lee County FL IDA Alliance Community Project (Health Revenue)	5.00	11-15-2016	1,000,000	1,066,090
Miami Beach FL Health Facilities Current Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2015	1,000,000	1,016,680
Miami Beach FL Health Facilities Current Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2016	1,500,000	1,545,945
Miami Beach FL Health Facilities Current Refunding Mount Sinai Medical Center (Health Revenue)	4.00	11-15-2017	1,750,000	1,855,630
Miami FL Refunding Bond Homeland Defense (GO, National Insured)	5.00	1-1-2017	5,000,000	5,302,800
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,600,000	1,688,048

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) ø144A	0.24%	7-1-2018	$670,000	$670,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.46	8-1-2028	13,175,000	13,175,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.47	10-13-2023	6,670,000	6,670,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.62	3-8-2030	4,995,000	4,995,000
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-2015	615,000	625,996
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	18,375,000	19,317,270
Miami-Dade County FL School Board Certificate of Participation Series B (Miscellaneous Revenue, AGM Insured)	5.00	5-1-2016	1,400,000	1,486,450
Miami-Dade County FL School Board Certificate of Participation Series B (Miscellaneous Revenue) ±	5.00	5-1-2032	17,500,000	18,497,675
Miami-Dade County FL School Board Master Equipment Lease 2 (Miscellaneous Revenue)	3.59	3-3-2016	3,816,273	3,915,114
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-2015	1,905,000	1,966,074
Orange County FL Health Facilities Authority Lakeside Health Facility (Health Revenue, SunTrust Bank LOC) ø	0.22	7-1-2027	12,250,000	12,250,000
Orange County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	8-1-2015	3,500,000	3,598,280
Orange County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	8-1-2016	600,000	641,652
Palm Beach County FL HCFR ACTS Retirement Life Series B (Health Revenue)	5.00	11-15-2020	6,300,000	6,630,120
Palm Beach County FL HCFR Jupiter Medical Center Project Series A (Health Revenue)	4.00	11-1-2018	1,235,000	1,317,486
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.31	8-1-2029	47,500,000	47,500,000
Polk County FL School Board Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00	1-1-2015	1,935,000	1,935,000
Polk County FL School Board Certificate of Participation Series B (Miscellaneous Revenue, AGM Insured)	3.00	1-1-2015	1,235,000	1,235,000
Reedy Creek FL Improvement Series B (GO, Ambac Insured)	5.00	6-1-2017	3,500,000	3,568,355
Sarasota County FL Educational Facilities School Arts & Sciences Project (Education Revenue)	5.20	7-1-2017	480,000	497,602
South Lake County FL Hospital District (Health Revenue)	5.00	10-1-2015	920,000	947,453
Space Coast Infrastructure Agency I-95 Brevard County FL Project (Industrial Development Revenue)	4.00	6-15-2017	14,865,000	15,833,009
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	4.00	7-1-2015	4,835,000	4,921,837
Sunshine Florida Governmental Funding Commission Miami-Dade County Project Series A (Miscellaneous Revenue)	5.00	9-1-2016	3,675,000	3,946,289
Tampa Bay FL Educational Facilities Various Academy Holy Names Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	3-1-2022	1,030,000	1,030,000
Tampa Bay FL Water Regional Water Refunding Bond (Water & Sewer Revenue)	5.00	10-1-2015	2,500,000	2,590,350
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2015	12,905,000	13,282,084
Volusia County FL School Board (Tax Revenue, National Insured)	5.00	10-1-2016	1,000,000	1,037,360
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	10,000,000	10,597,500

				279,190,029

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Georgia: 1.66%
Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.61%	11-1-2038	$21,500,000	$22,075,555
Bartow County GA Development Authority Georgia Power Company Bowen Project (Utilities Revenue) ±	2.70	8-1-2043	20,000,000	20,653,000
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.40	1-1-2040	17,825,000	18,040,148
Gainesville & Hall County GA Hospital Authority Health System Project Series B (Health Revenue) ±	0.99	8-15-2035	23,000,000	23,031,740
Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00	10-1-2017	3,285,000	3,517,742
Henry County GA Master State Municipal Loan (Miscellaneous Revenue)	4.09	4-24-2016	1,228,417	1,251,524
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2017	8,015,000	8,578,455
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	4,780,000	5,232,618
Milledgeville & Baldwin County GA Development Authority College & State University (Education Revenue, Ambac Insured) ±	0.66	10-1-2016	1,975,000	1,970,991
Pike County GA School District (GO, Ambac Insured)	5.70	2-1-2016	430,000	442,109
Richmond County GA Development Authority (Industrial Development Revenue)	5.15	3-1-2015	2,000,000	2,015,040
Savannah GA Economic Development Authority Calvary Day School Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	11-1-2026	1,900,000	1,900,000

				108,708,922

Guam: 0.10%
Guam Department of Education John F. Kennedy High School Project Series A Certificate of Participation (Education Revenue)	5.50	12-1-2015	165,000	167,752
Guam Government Waterworks Authority (Water & Sewer Revenue)	4.00	7-1-2015	980,000	994,729
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	450,000	518,589
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2018	675,000	764,782
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2018	3,560,000	3,964,380

				6,410,232

Idaho: 0.14%
Idaho Housing & Finance Association Series A (Housing Revenue, FNMA LOC) ø	0.29	1-1-2038	9,365,000	9,365,000
Idaho Housing & Finance Association Series A (Housing Revenue)	6.25	7-1-2038	100,000	101,075

				9,466,075

Illinois: 12.40%
Chicago IL Board of Education Dedicated Series C1 (GO) ±	0.99	3-1-2032	27,600,000	27,451,512
Chicago IL Board of Education Dedicated Series C2 (GO) ±	1.14	3-1-2032	33,000,000	32,792,760
Chicago IL Board of Education Dedicated Series D (GO, AGM Insured)	5.00	12-1-2018	1,400,000	1,544,998
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00	1-1-2020	19,515,000	21,796,499
Chicago IL Board of Education Series 2012-001 (GO, Dexia Credit Local LIQ) ±144A	0.56	12-1-2034	40,000,000	40,000,000
Chicago IL Board of Education Series A (GO, National Insured)	5.00	12-1-2019	895,000	997,665
Chicago IL Board of Education Series A (GO, National Insured)	5.00	12-1-2020	765,000	767,892
Chicago IL Board of Education Series A2 (GO) ±	0.79	3-1-2035	24,000,000	23,499,120
Chicago IL Board of Education Series A3 (GO) ±	0.87	3-1-2036	46,000,000	44,703,260
Chicago IL Board of Education Series C (GO)	5.00	12-1-2019	5,335,000	5,774,177
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2019	1,105,000	1,196,693
Chicago IL CAB Series A (GO, National Insured) ±	5.53	1-1-2020	1,290,000	1,354,913
Chicago IL City Colleges of Chicago Capital Improvement Project CAB (GO, National Insured) ¤	0.00	1-1-2019	8,555,000	7,844,336

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Modern Schools Across Chicago Program Series A-K (GO, Ambac Insured)	5.00%	12-1-2019	$1,000,000	$1,054,760
Chicago IL Motor Fuel Project Series A (Tax Revenue, AGM Insured, Deutsche Bank LIQ) ø144A	0.32	1-1-2038	11,155,000	11,155,000
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2019	1,000,000	1,118,860
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2020	850,000	956,956
Chicago IL O’Hare International Airport General Senior Lien Series A (Airport Revenue)	5.00	1-1-2017	2,630,000	2,852,577
Chicago IL Park District Refunding Bonds Series B (GO)	5.00	1-1-2019	3,555,000	4,028,917
Chicago IL Park District Refunding Bonds Series D (GO)	4.00	1-1-2019	1,890,000	2,068,926
Chicago IL Park District Refunding Bonds Series D (GO)	5.00	1-1-2019	1,000,000	1,133,310
Chicago IL Park District Refunding Bonds Series D (GO)	5.00	1-1-2020	1,000,000	1,149,770
Chicago IL Park District Refunding Bonds Series D (GO)	5.00	1-1-2021	1,000,000	1,160,240
Chicago IL Project & Refunding Bond Series A (GO, National Insured)	5.00	1-1-2019	4,465,000	4,811,216
Chicago IL Project & Refunding Bond Series C (GO, Ambac Insured)	4.00	1-1-2017	975,000	1,021,664
Chicago IL Project & Refunding Bond Series C (GO, National Insured)	4.00	1-1-2017	345,000	362,212
Chicago IL Project & Refunding Bond Series C (GO, Ambac Insured)	5.00	1-1-2021	10,280,000	10,780,430
Chicago IL Refunding Bond (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.16	1-1-2034	22,310,000	22,310,000
Chicago IL Refunding Bond Emergency Telephone System (GO, National Insured)	5.25	1-1-2018	1,770,000	1,939,938
Chicago IL Refunding Bond Emergency Telephone System (GO, National Insured)	5.25	1-1-2020	3,765,000	4,220,603
Chicago IL Refunding Bond Emergency Telephone System (GO, National Insured)	5.50	1-1-2019	2,600,000	2,915,172
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2015	100,000	100,000
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2019	1,250,000	1,254,888
Chicago IL Refunding Bond Series A (GO, Ambac Insured)	5.00	1-1-2020	1,475,000	1,545,918
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2020	10,200,000	10,240,086
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2021	1,100,000	1,136,619
Chicago IL Refunding Bond Series B (GO, Ambac Insured)	5.13	1-1-2022	10,940,000	11,621,343
Chicago IL Refunding Bond Series C (GO)	5.00	1-1-2020	4,375,000	4,812,588
Chicago IL Refunding Bond Series C (GO)	5.00	1-1-2021	3,970,000	4,352,748
Chicago IL Revenue Recovery Zone Facility (Industrial Development Revenue)	6.13	12-1-2018	6,125,000	6,424,758
Chicago IL ROC (GO, Citibank NA LIQ) ø144A	0.29	7-1-2017	9,785,000	9,785,000
Chicago IL ROC (GO, Citibank NA LIQ) ø144A`	0.29	7-1-2028	10,000,000	10,000,000
Chicago IL Series A (GO)	5.00	1-1-2019	1,025,000	1,124,015
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	1,245,000	1,285,313
Chicago IL Series A (GO)	5.25	1-1-2021	610,000	651,809
Chicago IL Series A2 (GO, Ambac Insured)	5.50	1-1-2018	7,020,000	7,563,559
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2019	8,090,000	8,279,791
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2020	2,860,000	2,927,410
Chicago IL Transit Authority ROCS RR II R-14084 (Tax Revenue, Citibank NA LIQ) ø144A	0.12	6-1-2022	20,000,000	20,000,000
Chicago IL Various Certificates 2008 (GO, Dexia Credit Local LOC, AGM/Ambac Insured) ø144A	0.35	1-1-2019	16,090,000	16,090,000
Chicago IL Water Revenue Project and Refunding Bonds (Water & Sewer Revenue, AGM Insured)	4.25	11-1-2018	1,700,000	1,875,015
Cicero IL Series A (GO, Syncora Guarantee Incorporated Insured)	5.00	1-1-2015	2,725,000	2,725,000
Cook County IL Series B (GO, National Insured)	5.00	11-15-2019	1,595,000	1,761,805
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1115 (Miscellaneous Revenue, Deutsche Bank LIQ) ø144A	0.20	5-15-2041	10,000,000	10,000,000
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1371 (Miscellaneous Revenue, AGM Insured, Deutsche Bank LIQ) ø144A	0.16	7-1-2033	13,800,000	13,800,000
Deutsche Bank SPEARs/LIFERs Trust Series 331 (Tax Revenue, National Insured, Deutsche Bank LIQ) ø144A	0.18	12-15-2034	2,060,000	2,060,000
Illinois (Miscellaneous Revenue)	3.00	7-1-2018	2,000,000	2,076,220

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois (GO)	4.00%	2-1-2019	$6,300,000	$6,736,464
Illinois (GO)	4.00	2-1-2020	1,750,000	1,873,883
Illinois (GO)	5.00	9-1-2015	1,885,000	1,892,465
Illinois (GO)	5.00	1-1-2017	3,200,000	3,317,568
Illinois (GO)	5.00	1-1-2018	1,905,000	2,085,175
Illinois (GO)	5.00	2-1-2019	1,000,000	1,108,110
Illinois (GO)	5.00	2-1-2020	2,500,000	2,795,600
Illinois (Miscellaneous Revenue)	5.00	5-1-2021	2,000,000	2,250,880
Illinois Development Finance Authority St. Vincent De Paul Center Project Series A (Health Revenue) ±	1.88	11-15-2039	5,095,000	5,154,866
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2019	2,265,000	2,512,112
Illinois Finance Authority Children’s Memorial Hospital Series A (Health Revenue, AGM Insured, Bank of America NA LIQ) ø144A	0.31	8-15-2047	15,000,000	15,000,000
Illinois Finance Authority Provena Health Series A (Health Revenue)	5.75	5-1-2019	3,000,000	3,390,540
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-2015	555,000	559,651
Illinois Finance Authority Revenue Roosevelt University Project (Education Revenue)	5.00	4-1-2015	900,000	907,425
Illinois Housing Development Authority (Housing Revenue, GNMA Insured)	5.00	8-1-2028	2,105,000	2,258,433
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National Insured)	5.25	2-1-2020	2,705,000	2,953,698
Illinois Refunding Bond (GO)	5.00	8-1-2015	1,000,000	1,025,940
Illinois Refunding Bond (GO, AGM Insured)	5.00	1-1-2017	1,725,000	1,852,736
Illinois Refunding Bond (GO, AGM Insured)	5.00	1-1-2018	7,740,000	8,495,888
Illinois Refunding Bond (GO)	5.00	3-1-2018	1,795,000	1,971,628
Illinois Refunding Bond (GO, Ambac Insured)	5.00	11-1-2018	10,650,000	10,690,683
Illinois Refunding Bond (GO)	5.00	1-1-2019	12,570,000	13,915,744
Illinois Refunding Bond (GO)	5.00	1-1-2020	3,400,000	3,797,188
Illinois Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	9,175,000	10,428,122
Illinois Refunding Bond (Tax Revenue)	5.00	1-1-2021	1,410,000	1,584,375
Illinois Refunding Bond (GO)	5.00	2-1-2021	11,635,000	13,079,020
Illinois Refunding Bond (Miscellaneous Revenue)	5.25	1-1-2018	1,430,000	1,575,660
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	4,785,000	5,296,612
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,000,000	5,682,900
Illinois Series 2004 (GO)	5.00	9-1-2016	10,000,000	10,039,000
Illinois Series 2010 (GO)	5.00	1-1-2016	11,250,000	11,730,038
Illinois Series A (Tax Revenue)	4.00	1-1-2020	12,265,000	13,124,654
Illinois Series A (Tax Revenue)	4.00	1-1-2021	2,715,000	2,901,548
Illinois Series A (GO)	5.00	4-1-2019	5,000,000	5,551,050
Illinois Series A (GO)	5.00	4-1-2020	2,500,000	2,802,700
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, Bank of America NA SPA) ø	0.07	1-1-2031	10,000,000	10,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.23	1-1-2016	10,000,000	10,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.23	1-1-2017	30,000,000	30,000,000
Illinois Unemployment Insurance Series A (Tax Revenue)	5.00	12-15-2016	5,200,000	5,655,832
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	12-15-2017	4,700,000	5,108,289
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2018	17,120,000	18,609,440
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2019	8,520,000	8,700,198
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,965,000	3,979,948
Kane County IL School District Series B (GO)	2.00	2-1-2021	880,000	872,810

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Kane McHenry Cook & Dekalb Counties IL School District #300 (GO, National/Syncora Guarantee Incorporated Insured)	5.00%	12-1-2019	$2,500,000	$2,601,700
Kane McHenry Cook & Dekalb Counties IL United School District (GO, Syncora Guarantee Incorporated Insured)	5.25	1-1-2021	920,000	962,016
Knox & Warren Counties IL Community United School District #205 Series A (GO)	3.50	1-1-2015	500,000	500,000
Lake County IL Community Consolidated School District (GO, National Insured)	8.70	1-1-2016	1,075,000	1,148,240
Lake County IL Community High School District #117 Antioch CAB Series B (GO, National Insured) ¤	0.00	12-1-2016	4,975,000	4,837,242
Lake County IL Community School District #60 Waukegan CAB Series A (GO, AGM Insured) ¤	0.00	12-1-2018	1,715,000	1,583,717
Lake County IL Forest Preservation District Series A (GO) ±	0.61	12-15-2016	1,350,000	1,350,675
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, National Insured) ¤	0.00	1-1-2021	1,000,000	840,850
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2017	11,210,000	10,824,712
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2017	6,000,000	5,733,960
Metropolitan Pier & Exposition Authority Illinois Hospitality Facilities PFOTER Series 3554 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø144A	0.13	7-1-2026	12,250,000	12,250,000
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue) ±	0.40	6-1-2025	14,085,000	14,085,000
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2015	1,090,000	1,099,766
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2016	635,000	661,111
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2018	12,000,000	13,037,280
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2019	5,900,000	6,390,054
University of Illinois Utility Infrastructure Projects Series 2004 (Education Revenue, Bank of New York Mellon SPA) ø	0.08	8-15-2021	20,000,000	20,000,000
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2016	855,000	888,242
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2017	1,135,000	1,201,171
Will & Kendall Counties IL Community Consolidated School District #202 (GO)	4.00	1-1-2015	1,800,000	1,800,000
Winnebago & Boone Counties IL School Districts CAB #205 Rockford (GO, AGM Insured) ¤	0.00	2-1-2015	500,000	499,595

				813,822,465

Indiana: 3.70%
Indiana Education Facilities Authority CAB (Education Revenue, National Insured) ¤	0.00	2-1-2015	400,000	399,740
Indiana Finance Authority HCFR Jackson County Schneck Hospital (Health Revenue)	4.00	2-15-2015	1,230,000	1,234,379
Indiana Finance Authority HEFA Ascension Health Series B2 (Health Revenue)	5.00	3-1-2015	1,895,000	1,908,076
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	78,500,000	84,361,595
Indiana Finance Authority Series A (Miscellaneous Revenue, National Insured)	4.50	12-1-2021	5,000,000	5,372,050
Indiana Finance Authority University Health Obligated Group Series 2011C (Health Revenue, Northern Trust Company LOC) ø	0.02	3-1-2033	1,000,000	1,000,000
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.91	11-15-2031	70,710,000	71,096,077
Indiana HFFA Ascension Health Series A1 (Health Revenue) ±	2.80	11-1-2027	12,000,000	12,638,160
Indianapolis IN Local Public Improvement Bond Bank ROCS RR II R-11779 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) ø144A	0.24	1-1-2017	9,825,000	9,825,000
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-2015	600,000	603,474

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00%	4-1-2016	$600,000	$614,334
Petersburg IN PCR Refunding Bond Industry Power & Light (Industrial Development Revenue, National Insured)	5.40	8-1-2017	1,000,000	1,107,130
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	3,500,000	3,512,915
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	0.79	12-1-2044	38,000,000	37,810,000
Zionsville IN Community Schools Building Corporation Series DCL 047 (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	0.14	1-15-2025	11,390,000	11,390,000

				242,872,930

Iowa: 0.10%
Iowa Student Loan Liquidity Corporation Senior Series A1 (Education Revenue)	4.40	12-1-2018	6,255,000	6,646,688

Kansas: 0.37%
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series A (Tax Revenue) ¤	0.00	6-1-2021	34,235,000	24,467,070

Kentucky: 1.05%
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	1.79	2-1-2040	35,000,000	35,161,000
Ashland KY Ashland Hospital Corporation Medical Center Project Series B (Health Revenue)	5.00	2-1-2019	1,500,000	1,646,085
Kentucky EDFA King’s Daughters Medical Center (Health Revenue)	5.00	2-1-2017	1,000,000	1,073,600
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	3.75	6-1-2026	2,030,000	2,058,278
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	5.00	6-1-2018	1,200,000	1,314,132
Kentucky Public Transportation Infrastructure Authority Tolls BAN Downtown Crossing Project Series A (Transportation Revenue)	5.00	7-1-2017	25,000,000	27,358,750

				68,611,845

Louisiana: 3.50%
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	1-1-2019	28,000,000	28,001,680
Desoto Parish LA Poll Control Despol (Utilities Revenue) %%	1.60	1-1-2019	15,000,000	14,895,000
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.61	2-1-2046	44,350,000	44,415,195
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewer Commission Series B (Tax Revenue) ±	0.81	2-1-2049	35,500,000	35,753,470
Louisiana Local Government Environmental Facilities & CDA Louisiana Tech University Project (Housing Revenue)	3.00	7-1-2017	680,000	711,776
Louisiana Local Government Environmental Facilities & CDA Louisiana Tech University Project (Housing Revenue)	3.00	7-1-2018	525,000	550,106
Louisiana PFA Nineteenth Judicial District Court (Miscellaneous Revenue, National Insured)	5.00	6-1-2016	1,000,000	1,057,860
Louisiana Regional Transit Authority CAB (Tax Revenue, National Insured) ¤	0.00	12-1-2021	5,000,000	3,593,600
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	4.63	1-1-2015	1,120,000	1,120,000
New Orleans LA Aviation Board Series A Refunding Balance (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,000,000	1,000,000
New Orleans LA Aviation Board Series B-2 Refunding Balance (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,845,000	1,845,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Louisiana (continued)
New Orleans LA Master Lease (GO) (i)	5.25%	1-1-2018	$10,313,747	$10,408,427
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2017	3,135,000	3,333,069
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2018	3,245,000	3,489,803
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (Industrial Development Revenue) ø	0.22	11-1-2040	24,435,000	24,435,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (Industrial Development Revenue) ø	0.20	11-1-2040	54,720,000	54,720,000

				229,329,986

Maine: 0.23%
Old Town ME Georgia Pacific Corporation Project (Resource Recovery Revenue) ø	0.28	12-1-2024	15,260,000	15,260,000

Maryland: 1.35%
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.29	7-1-2034	16,050,000	16,052,568
Maryland Health & HEFAR John Hopkins Health System Series A (Health Revenue) ±	0.70	5-15-2046	8,000,000	8,005,920
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	0.68	5-15-2029	10,605,000	10,605,848
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	1.25	5-15-2042	12,500,000	12,622,625
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	0.93	5-15-2038	22,300,000	22,413,730
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	0.93	5-15-2038	18,915,000	19,011,467

				88,712,158

Massachusetts: 2.80%
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	0.24	8-1-2043	87,250,000	87,113,890
Massachusetts Development Finance Agency Boston Medical Center Series C (Health Revenue)	5.00	7-1-2015	1,000,000	1,019,140
Massachusetts Development Finance Agency Dominion Energy Brayton Recovery Zone Series A (Utilities Revenue) ±	2.25	12-1-2041	2,665,000	2,744,204
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2016	500,000	518,200
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2017	500,000	525,520
Massachusetts Development Finance Agency Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	5-1-2027	7,000,000	7,004,830
Massachusetts Educational Financing Authority EDU Loan Series I (Education Revenue)	4.00	1-1-2018	1,750,000	1,870,960
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	3.15	1-1-2015	1,575,000	1,575,000
Massachusetts Educational Financing Authority Refunding Bond Series K (Education Revenue)	5.00	7-1-2019	2,000,000	2,228,700
Massachusetts HEFA Massachusetts Eye & Ear Infirmary Series C (Health Revenue)	5.00	7-1-2015	700,000	713,076
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	0.92	7-1-2038	40,000,000	40,020,800
Massachusetts PFOTER Series 4406 (Tax Revenue, Dexia Credit Local LIQ) ø144A	0.13	7-1-2030	12,940,000	12,940,000
Massachusetts Series A (GO) ±	0.56	9-1-2016	4,000,000	4,011,920
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	0.47	1-1-2018	9,500,000	9,547,215
Massachusetts Water Resources Authority Series B (Water & Sewer Revenue, Ambac Insured)	5.25	12-1-2015	490,000	512,589
Massachusetts Water Resources Authority Series D (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	0.16	8-1-2025	11,475,000	11,475,000

				183,821,044

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 4.01%
Caledonia MI Community Schools (GO, Qualified School Bond Loan Fund Insured) %%	5.00%	5-1-2017	$250,000	$271,653
Caledonia MI Community Schools (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2018	1,315,000	1,463,700
Caledonia MI Community Schools (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2020	500,000	575,820
Caledonia MI Community Schools (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2021	1,140,000	1,328,659
Chippewa Hills MI School District (GO, Qualified School Bond Loan Fund Insured) %%	4.00	5-1-2016	680,000	708,322
Chippewa Hills MI School District (GO, Qualified School Bond Loan Fund Insured) %%	4.00	5-1-2017	740,000	789,928
Chippewa Hills MI School District (GO, Qualified School Bond Loan Fund Insured) %%	4.00	5-1-2018	1,535,000	1,666,212
Chippewa Hills MI School District (GO, Qualified School Bond Loan Fund Insured) %%	4.00	5-1-2019	1,595,000	1,750,816
Detroit MI (GO, AGM Insured)	5.00	4-1-2015	176,700	178,031
Detroit MI City School District Series DCL 045 (GO, Dexia Credit Local LOC, AGM/Qualified School Bond Loan Fund Insured, Dexia Credit Local LIQ) ø144A	0.45	5-1-2030	18,880,000	18,880,000
Detroit MI (GO)	5.00	11-1-2016	855,000	909,797
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2015	1,250,000	1,284,238
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2016	1,175,000	1,241,223
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,100,000	1,182,005
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	750,000	769,500
Flushing MI Community Schools School District (GO, Qualified School Bond Loan Fund Insured) %%	4.00	5-1-2017	975,000	1,038,092
Flushing MI Community Schools School District (GO, Qualified School Bond Loan Fund Insured) %%	4.00	5-1-2021	1,135,000	1,255,446
Forest Hills MI Public Schools (GO) %%	5.00	5-1-2018	2,000,000	2,240,740
Forest Hills MI Public Schools (GO) %%	5.00	5-1-2019	1,375,000	1,575,324
Fraser MI Public Schools District (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2016	640,000	674,003
Fraser MI Public Schools District (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2017	1,000,000	1,086,750
Fraser MI Public Schools District (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2019	1,050,000	1,192,496
Grand Ledge MI Public School District (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2020	2,680,000	3,091,112
Grand Ledge MI Public School District (GO, National/Qualified School Bond Loan Fund Insured)	5.00	5-1-2020	1,460,000	1,482,382
Hudsonville MI Public Schools (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2018	750,000	834,945
Hudsonville MI Public Schools (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2019	1,605,000	1,822,799
Huron Valley MI School District (GO, National/Qualified School Bond Loan Fund Insured)	5.00	5-1-2015	2,965,000	3,011,046
Lake Orion MI Community School District (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2020	1,550,000	1,793,211
Lake Orion MI Community School District (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2019	2,325,000	2,650,849
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	2,500,000	2,777,950
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	3,835,000	4,290,291
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	3,095,000	3,524,772

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00%	7-1-2016	$2,000,000	$2,103,760
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2017	2,500,000	2,695,350
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2018	2,000,000	2,193,320
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2020	10,000,000	11,429,100
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,873,740
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	1,500,000	1,666,770
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	1,800,000	2,013,696
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-3 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2021	7,500,000	8,623,425
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,873,740
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	8,720,000	9,893,625
Michigan Finance Authority Revenue Exchanged Detroit Bonds Series G-8A (Miscellaneous Revenue, AGM Insured)	5.00	4-1-2015	963,300	970,554
Michigan Finance Authority School District (Miscellaneous Revenue)	4.00	6-1-2017	800,000	845,648
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2016	1,575,000	1,658,806
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2017	1,500,000	1,626,615
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	1-1-2020	15,000,000	17,575,950
Michigan Hospital Finance Authority Sparrow Hospital Obligation (Health Revenue)	5.00	11-15-2015	1,000,000	1,035,110
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	1,880,000	1,953,922
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.25	5-1-2015	990,000	997,504
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2016	415,000	429,728
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Bond Loan Fund Insured, Dexia Credit Local LIQ) ø144A	0.48	5-1-2029	30,725,000	30,725,000
Michigan State Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	25,500,000	26,062,530
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	23,500,000	23,709,620
Rochester MI Community School District (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2017	900,000	978,003
Rochester MI Community School District (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2019	900,000	1,021,986
Wayne County MI Airport Authority Refunding Bond Detroit Metropolitan Airport (Airport Revenue, AGC/MBIA/FGIC Insured)	5.00	12-1-2015	1,110,000	1,156,997
Wayne County MI Airport Authority Refunding Bond Series A (Airport Revenue)	5.00	12-1-2019	19,405,000	22,143,628
Wayne County MI Airport Authority Revenue Detroit Met Wayne County Airport (Airport Revenue, National Insured)	4.75	12-1-2019	3,750,000	3,885,263
Wayne County MI Airport Authority Series D (Airport Revenue)	5.00	12-1-2015	1,290,000	1,344,619
Western Michigan University Refunding Bond (Education Revenue)	5.00	11-15-2020	1,000,000	1,162,270

				262,992,391

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota: 0.26%
Central MN Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (Utilities Revenue)	5.00%	1-1-2017	$1,215,000	$1,219,058
Chaska MN Electric Revenue Series A (Utilities Revenue)	5.25	10-1-2020	1,640,000	1,700,319
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A1 (Health Revenue, AGM Insured)	4.00	8-15-2015	750,000	766,080
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series B (Health Revenue, AGM Insured) ±	5.00	8-15-2015	600,000	616,590
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.06	11-15-2017	8,600,000	8,256,000
Minneapolis MN Health Care System Fairview Health Services Series B (Health Revenue, National Insured)	5.50	5-15-2016	2,200,000	2,209,350
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGM Insured)	5.00	1-1-2018	670,000	748,169
Saint Paul MN Housing & RDA Community Peace Academy Project Series A (Education Revenue)	5.00	12-1-2018	1,250,000	1,281,450

				16,797,016

Mississippi: 0.34%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2016	495,000	533,655
Mississippi Refunding Bond Capital Improvements Projects Series D (Miscellaneous Revenue) ±	0.57	9-1-2017	6,680,000	6,684,542
Perry County MS PCR Leaf River Forest Product Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) ø144A	0.26	2-1-2022	15,000,000	15,000,000

				22,218,197

Missouri: 0.66%
Jackson County MO Special Obligation Harry S.Truman Sports Complex (Tax Revenue, Ambac Insured)	5.00	12-1-2019	3,000,000	3,252,660
Missouri Development Finance Board Refunding Bond & Improvement Electric System Series F (Miscellaneous Revenue)	4.00	6-1-2016	500,000	521,730
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2015	1,380,000	1,380,000
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2016	1,910,000	1,999,178
Sikeston MO Electric System Refunding Bond (Utilities Revenue)	5.00	6-1-2019	11,625,000	12,770,644
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-2015	1,000,000	1,005,530
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-2016	1,000,000	1,046,570
St. Louis MO PFOTER Series 004 (Airport Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	0.14	7-1-2026	21,115,000	21,115,000

				43,091,312

Nebraska: 0.18%
Central Plains NE Energy Project #1 Series A (Utilities Revenue)	5.00	12-1-2015	11,630,000	12,050,192

Nevada: 1.01%
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2019	1,000,000	1,134,950
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2020	1,000,000	1,149,630
Clark County NV Airport Series 11823 (Airport Revenue, Citibank NA LIQ) ø144A	0.24	1-1-2018	13,050,000	13,050,000
Clark County NV School District Series A (GO, National Insured)	5.00	6-15-2019	9,155,000	9,439,537
Clark County NV School District Series B (GO, National Insured)	5.00	6-15-2018	5,240,000	5,403,907
Clark County NV School District Series B (GO)	5.00	6-15-2019	18,800,000	21,634,852

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Nevada (continued)
Clark County NV School District Series B (GO, National Insured)	5.00%	6-15-2020	$1,000,000	$1,031,120
Clark County NV School District Series B (GO)	5.00	6-15-2021	1,400,000	1,565,522
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	2.00	6-1-2015	475,000	475,014
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	3.00	6-1-2016	475,000	479,009
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-2015	4,365,000	4,522,751
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-2016	4,595,000	4,957,270
Sparks NV Redevelopment Agency Tax Increment Area #1 (Tax Revenue)	4.00	1-15-2015	1,520,000	1,520,137

				66,363,699

New Hampshire: 0.42%
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2018	2,405,000	2,520,248
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2019	2,635,000	2,783,825
New Hampshire HEFA University System Series A1 (Education Revenue, U.S. Bank NA SPA) ø	0.06	7-1-2035	19,500,000	19,500,000
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	7-1-2027	2,440,000	2,564,513

				27,368,586

New Jersey: 5.40%
Camden County NJ Import Authority Health Care Redevelopment Revenue Cooper Health System Group Series B (Health Revenue)	5.25	2-15-2020	4,505,000	4,531,489
Casino Reinvestment Development Authority New Jersey Hotel Room Fee Revenue (Miscellaneous Revenue, Ambac Insured)	5.00	1-1-2015	2,310,000	2,310,000
Casino Reinvestment Development Authority New Jersey Luxury Tax Revenue (Tax Revenue)	4.00	11-1-2019	1,500,000	1,592,145
Casino Reinvestment Development Authority New Jersey Luxury Tax Revenue (Tax Revenue)	4.00	11-1-2017	1,000,000	1,062,270
Hudson County NJ Certificate of Participation (Miscellaneous Revenue, National Insured)	6.25	6-1-2016	2,000,000	2,137,640
Hudson County NJ Refunding Bond County College (GO)	4.00	7-15-2017	1,000,000	1,078,490
Hudson County NJ Refunding Bond County College (GO)	4.00	7-15-2018	1,135,000	1,244,017
Jersey City NJ Refunding Bond (GO, AGM Insured)	4.00	9-1-2017	1,620,000	1,736,429
Morris-Union Jointure Commission New Jersey Refunding Bond (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2015	750,000	763,343
Morris-Union Jointure Commission New Jersey Refunding Bond (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2016	2,235,000	2,326,076
New Jersey Certificate of Participation Equipment Lease Purchase Agreement Series A (Miscellaneous Revenue)	5.00	6-15-2018	11,160,000	12,438,824
New Jersey Economic Development Authority Revenue Series UU (Miscellaneous Revenue)	5.00	6-15-2017	3,000,000	3,278,760
New Jersey EDA Revenue Series UU (Miscellaneous Revenue)	5.00	6-15-2018	7,355,000	8,197,809
New Jersey EDA CAB Saint Barnabas Hospital Series A (Health Revenue, National Insured) ¤	0.00	7-1-2017	2,740,000	2,640,757
New Jersey EDA Cigarette Tax (Tobacco Revenue)	5.00	6-15-2017	18,520,000	20,156,057
New Jersey EDA Cigarette Tax (Tobacco Revenue, Radian Insured)	5.38	6-15-2015	8,325,000	8,524,550
New Jersey EDA Motor Vehicle Commission Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2016	2,190,000	2,237,129
New Jersey EDA School Facilities Construction Notes (Miscellaneous Revenue) ±	0.94	2-1-2017	20,000,000	20,027,600
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	4,400,000	4,924,568
New Jersey EDA School Facilities Construction Notes Series K (Miscellaneous Revenue) ±	0.77	2-1-2017	10,000,000	10,014,000

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey EDA School Facilities Construction Project Series C (Miscellaneous Revenue) ±	1.83%	2-1-2018	$38,000,000	$39,011,560
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series A (Education Revenue)	4.00	9-1-2017	2,425,000	2,595,526
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series B (Education Revenue)	4.00	9-1-2017	525,000	561,918
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series D (Education Revenue)	4.00	9-1-2016	540,000	567,896
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series D (Education Revenue)	4.00	9-1-2017	565,000	604,731
New Jersey HCFR Series 3018 (Health Revenue, AGM Insured, Deutsche Bank LIQ) ø144A	0.43	7-1-2038	21,805,285	21,805,285
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	3.63	12-1-2030	4,000,000	4,049,400
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	5.00	12-1-2020	9,775,000	11,052,104
New Jersey PFOTER Series 4716 (Miscellaneous Revenue, National/FGIC Insured, Dexia Credit Local LIQ) ø144A	0.25	9-1-2027	36,245,000	36,245,000
New Jersey PFOTER Series 4717 (GO, Ambac Insured, Dexia Credit Local LIQ) ø144A	0.13	12-15-2022	44,955,000	44,955,000
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	6-1-2015	1,000,000	1,017,450
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) ø144A	0.69	6-1-2029	18,565,000	18,565,000
New Jersey Transit Corporation Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2016	5,105,000	5,280,561
New Jersey Transit Corporation Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2017	7,265,000	8,097,496
New Jersey Transit Corporation Series A (Miscellaneous Revenue, Ambac Insured)	5.50	9-15-2015	1,100,000	1,141,701
New Jersey Transportation Program Series AA (Transportation Revenue, National Insured)	4.00	6-15-2015	1,000,000	1,016,720
New Jersey Transportation Program Series B (Transportation Revenue, National Insured)	5.50	12-15-2016	1,500,000	1,633,440
New Jersey Transportation Trust Fund Authority Series AA (Transportation Revenue)	5.00	6-15-2019	2,070,000	2,329,661
New Jersey Turnpike Authority Series B-2 (Transportation Revenue) ±	0.52	1-1-2024	25,000,000	25,023,000
New Jersey Turnpike Authority Series B-3 (Transportation Revenue) ±	0.67	1-1-2024	4,700,000	4,707,849
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2015	1,450,000	1,450,000
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2016	790,000	822,817
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2017	3,455,000	3,703,000
Newark NJ Housing Authority Refunding Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2016	1,070,000	1,114,448
Newark NJ Series D (GO)	1.75	12-8-2015	2,500,000	2,517,900
Rutgers University Series J (Education Revenue)	4.00	5-1-2018	700,000	766,346
Rutgers University Series L (Education Revenue)	5.00	5-1-2017	600,000	659,556
Rutgers University Series L (Education Revenue)	5.00	5-1-2018	300,000	338,754
Winslow Township NJ Board of Education Refunding Bond (GO)	3.00	8-1-2017	600,000	628,686
Winslow Township NJ Board of Education Refunding Bond (GO)	4.00	8-1-2018	425,000	462,107
Winslow Township NJ Board of Education Refunding Bond (GO)	4.00	8-1-2019	525,000	578,702

				354,525,567

New Mexico: 0.76%
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2015	875,000	899,701

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

New Mexico (continued)
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00%	11-1-2016	$2,100,000	$2,214,324
Farmington NM PCR Series B (Utilities Revenue) ±	4.75	6-1-2040	5,080,000	5,444,033
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	0.89	12-1-2028	695,000	691,511
New Mexico Mortgage Finance Authority SFMR Class I-A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.60	1-1-2039	395,000	415,927
New Mexico Mortgage Finance Authority SFMR Class I-D2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.05	7-1-2026	115,000	115,812
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.85	11-1-2039	40,000,000	40,257,600

				50,038,908

New York: 12.41%
Branch Banking & Trust Class C (Miscellaneous Revenue, Rabobank LOC) ±144A	0.74	11-15-2017	21,065,000	21,065,000
Branch Banking & Trust Class D (Miscellaneous Revenue, Rabobank LOC) ±144A	0.84	11-15-2019	6,000,000	6,000,000
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1190 (Airport Revenue, Deutsche Bank LIQ) ø144A	0.14	12-15-2041	15,000,000	15,000,000
Liberty Development Corporation New York Series 1207 (Miscellaneous Revenue, Deutsche Bank LIQ) ø144A	0.33	10-1-2035	5,000,000	5,000,000
Long Island NY Power Authority Series C (Utilities Revenue) ±	0.76	5-1-2033	12,000,000	12,003,720
Metropolitan Transportation Authority New York BAN Series A (Transportation Revenue) ±144A	0.69	4-19-2015	50,000,000	50,005,500
Metropolitan Transportation Authority New York Sub Series B3 (Tax Revenue) ±	0.94	11-1-2018	32,600,000	32,766,260
Metropolitan Transportation Authority New York Sub Series B4 (Transportation Revenue) ±	5.00	11-15-2030	12,445,000	14,381,069
Metropolitan Transportation Authority New York Sub Series D2 (Transportation Revenue, AGM Insured) ±	0.71	11-1-2032	15,000,000	15,121,200
Metropolitan Transportation Authority New York Sub Series G-1F (Transportation Revenue) ±	0.58	11-1-2026	31,925,000	31,977,357
Metropolitan Transportation Authority New York Sub Series G3 (Transportation Revenue) ±	0.80	11-1-2031	16,000,000	16,133,440
Metropolitan Transportation Authority New York Sub Series G4 (Transportation Revenue) ±	0.94	11-1-2030	11,705,000	11,870,041
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.75	1-1-2015	5,030,000	5,030,000
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.88	1-1-2016	3,830,000	3,988,064
Nassau County NY General Improvement Bonds Series C (GO)	5.00	10-1-2020	3,065,000	3,484,415
Nassau County NY Local Economic Assistance Winthrop University Hospital Project (Health Revenue)	4.00	7-1-2016	1,400,000	1,460,452
Nassau County NY Series A (GO)	2.00	2-2-2015	2,500,000	2,504,475
Nassau County NY Series F (GO)	5.00	10-1-2020	1,780,000	2,019,677
New York Dormitory Authority Non Miriam Osborn Memorial Home Association (Health Revenue)	2.00	7-1-2016	1,800,000	1,824,300
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.89	5-1-2018	12,805,000	12,807,561
New York Energy R&D Authority Electric & Gas Corporation Series A (Utilities Revenue)	2.13	3-15-2015	19,500,000	19,558,305
New York Energy R&D Authority Series A (Resource Recovery Revenue, Ambac Insured) ±(m)(n)	0.42	7-1-2015	36,000,000	36,000,000
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2017	2,250,000	2,491,560
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2018	750,000	854,678

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00%	6-15-2019	$1,000,000	$1,164,020
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC) ø	0.22	11-1-2049	5,000,000	5,000,000
New York IDA American Airlines JFK International Airport (Industrial Development Revenue)	7.50	8-1-2016	6,840,000	7,240,619
New York IDA Terminal One Group Association Project (Miscellaneous Revenue) ±	5.50	1-1-2020	2,000,000	2,093,640
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.12	4-1-2017	28,750,000	28,318,750
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO, AGM Insured) ±(m)	0.68	10-1-2027	9,975,000	9,975,000
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Dexia Credit Local SPA) ø	0.16	8-1-2028	29,555,000	29,555,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO) ±	0.51	8-1-2021	19,000,000	19,007,220
New York NY IDA Cong Machne Chaim Incorporated (Miscellaneous Revenue, Sovereign Bank LOC) ø	0.34	5-1-2036	7,450,000	7,450,000
New York NY IDA Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2016	2,250,000	2,367,405
New York NY IDA Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2017	2,000,000	2,159,860
New York NY IDA Refunding Bond Terminal One Group Association Project (Miscellaneous Revenue) ±	5.50	1-1-2021	6,940,000	7,271,385
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.11	6-15-2032	25,425,000	25,425,000
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.16	6-15-2032	11,550,000	11,550,000
New York NY Sub Series A-6 (GO, AGM Insured, Dexia Credit Local SPA) ø	0.16	11-1-2026	10,495,000	10,495,000
New York NY Sub Series J-11 (GO) ±	0.62	8-1-2027	18,960,000	18,909,566
New York NY Sub Series J-4 (GO) ±	0.59	8-1-2025	2,000,000	1,998,240
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.16	4-1-2035	9,000,000	9,000,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	19,605,000	19,605,000
New York NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	24,550,000	24,550,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.16	8-1-2023	34,000,000	34,000,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.20	8-1-2031	33,650,000	33,650,000
New York Refunding Bond 2015 Series A (GO)	5.00	8-1-2021	7,515,000	8,935,260
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2017	6,500,000	7,161,960
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	33,370,000	33,403,704
Niagara Falls NY Bridge Commission Series B (Transportation Revenue, National Insured)	5.25	10-1-2015	60,000	61,458
Oyster Bay NY Public Improvement Series B (GO, AGM Insured)	3.00	11-1-2018	1,140,000	1,197,775
Rockland County NY (GO, Build America Mutual Assurance Company Insured)	3.00	2-15-2018	2,475,000	2,588,578
Rockland County NY (GO, Build America Mutual Assurance Company Insured)	3.00	2-15-2019	1,830,000	1,917,053
Rockland County NY (GO, Build America Mutual Assurance Company Insured)	3.00	2-15-2020	630,000	659,396
Suffolk County NY Economic Development Catholic Health Services (Health Revenue)	5.00	7-1-2016	1,250,000	1,330,838
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2016	2,245,000	2,390,139
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2017	2,365,000	2,571,890
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2018	2,640,000	2,917,015

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	25

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00%	11-1-2019	$2,775,000	$3,101,340
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2020	2,915,000	3,287,012
Suffolk County NY Public Improvement Series A (GO)	4.00	5-15-2018	1,615,000	1,757,217
Suffolk County NY Refunding Bond (GO, AGM Insured)	5.00	2-1-2016	4,185,000	4,394,083
Suffolk County NY Refunding Bond (GO, AGM Insured)	5.00	2-1-2017	1,500,000	1,630,200
Suffolk County NY Refunding Bond Series A (GO)	5.00	4-1-2018	2,700,000	3,018,249
Suffolk County NY Refunding Bond Series A (GO)	5.00	4-1-2019	1,385,000	1,578,955
Suffolk County NY Refunding Bond Series B (GO)	4.00	10-1-2015	1,000,000	1,026,740
Suffolk County NY TAN (GO)	2.00	7-30-2015	17,000,000	17,147,220
Tobacco Settlement Financing Corporation Asset Backed Revenue Bonds Series B (Tobacco Revenue)	5.00	6-1-2019	12,025,000	12,259,608
Tobacco Settlement Financing Corporation Asset Backed Revenue Bonds Series B (Tobacco Revenue)	5.00	6-1-2020	20,000,000	21,285,800
Triborough Bridge & Tunnel Authority New York Refunding Bond Sub Series ABCD-3 (Transportation Revenue, AGM Insured) ±	0.29	1-1-2017	3,500,000	3,498,915
Triborough Bridge & Tunnel Authority New York Refunding Bond Sub Series BE (Transportation Revenue) ±	0.75	1-1-2032	31,200,000	31,367,856
Troy NY Troy Capital Resource Corporation Series B (Education Revenue)	5.00	9-1-2015	2,000,000	2,062,040
Westchester County NY Westchester County Healthcare Corporation Series B (Health Revenue)	5.00	11-1-2015	3,000,000	3,108,660
Yonkers NY IDA Series A (GO)	5.00	10-1-2015	2,295,000	2,375,463
Yonkers NY IDA Series A (GO)	5.00	10-1-2016	2,000,000	2,146,380

				814,313,583

North Carolina: 0.65%
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, AGM Insured)	6.00	1-1-2019	735,000	791,191
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2016	5,000,000	5,234,450
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2017	10,000,000	10,835,800
North Carolina Grant Anticipation Capital Improvement (Miscellaneous Revenue) ±	4.00	3-1-2023	11,500,000	12,326,045
North Carolina Medical Care Commission Healthcare Facilities Series A (Health Revenue, JPMorgan Chase & Company SPA) ø	0.06	11-1-2034	12,350,000	12,350,000
North Carolina Medical Care Commission Novant Health Obligated Group Series A (Health Revenue)	4.00	11-1-2017	1,330,000	1,435,203

				42,972,689

North Dakota: 0.10%
Fargo ND Sanford Health System (Health Revenue)	4.00	11-1-2015	4,115,000	4,243,347
Ward County ND HCFA Trinity Obligated Group (Health Revenue)	5.13	7-1-2018	1,000,000	1,043,530
Ward County ND HCFA Trinity Obligated Group (Health Revenue)	5.25	7-1-2015	1,375,000	1,403,243

				6,690,120

Ohio: 3.02%
Cleveland OH Airport System (Airport Revenue)	4.00	1-1-2015	5,245,000	5,245,000
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	4.00	12-1-2015	1,640,000	1,691,348
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	5.00	12-1-2016	1,705,000	1,845,969
Franklin County OH Hospital Current Refunding Ohio Health Corporation Series B (Health Revenue) ±	5.00	11-15-2033	16,705,000	18,460,361

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Lancaster OH Port Authority Gas Supply (Utilities Revenue) ±	0.82%	5-1-2038	$73,500,000	$73,907,190
Lorain County OH Port Authority EDA Series A (Health Revenue)	4.00	11-15-2018	670,000	713,945
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) ø144A	0.21	5-1-2034	13,565,000	13,565,000
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue)	4.00	5-1-2015	1,625,000	1,627,600
Montgomery County OH Catholic Health Initiatives Series C2 (Health Revenue, U.S. Bank NA SPA) ø	0.10	10-1-2041	20,000,000	20,000,000
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2016	750,000	775,763
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2017	1,575,000	1,665,232
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2018	1,000,000	1,075,590
Ohio Air Quality Development Authority Pollution Control Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10	3-1-2023	10,000,000	10,243,800
Ohio Higher Educational Facility Commission University Hospital Health System Series C (Health Revenue) ±	4.88	1-15-2039	2,050,000	2,100,943
Ohio Higher Educational Facility Commission University of Dayton Project Series B (Education Revenue) ±	1.29	7-1-2016	10,000,000	10,016,800
Ohio Water Development Authority Pollution Control Facilities Refunding Bond FirstEnergy Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	30,000,000	30,767,400
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2018	2,000,000	2,230,560
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2019	2,215,000	2,509,817

				198,442,318

Oklahoma: 0.45%
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2018	2,650,000	2,982,496
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2019	2,000,000	2,290,360
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) ±(m)(n)	0.09	6-1-2019	17,650,000	17,120,500
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	6-1-2017	3,715,000	3,868,652
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2018	530,000	584,277
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	695,000	787,484
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	2,013,840

				29,647,609

Other: 0.57%
Branch Banking & Trust Municipal Trust Various States Class C (Miscellaneous Revenue, Rabobank LOC) ø144A	0.64	2-1-2016	9,690,000	9,690,000
Branch Banking & Trust Municipal Trust Various States Class D (Miscellaneous Revenue, Rabobank LOC) ±	0.79	12-1-2017	13,745,000	13,745,000
Public Housing Capital Fund Trust I (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	10,417,264	10,814,161
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	3,144,306	3,148,834

				37,397,995

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	27

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania: 4.05%
Allegheny County PA Airport Authority PFOTER Series 3965 (Airport Revenue, National Insured, Dexia Credit Local LIQ) ø	0.28%	1-1-2020	$1,810,000	$1,810,000
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,000,000	1,000,000
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, FGIC Insured)	5.00	1-1-2017	2,500,000	2,679,450
Allegheny County PA IDA Carnegie Museums of Pittsburgh (Miscellaneous Revenue, Citizens Bank LOC) ø	0.09	8-1-2032	16,295,000	16,295,000
Allegheny County PA Series C-68 (GO)	5.00	11-1-2017	1,340,000	1,491,715
Beaver County PA IDA FirstEnergy Nuclear Series B (Industrial Development Revenue) ±	3.50	12-1-2035	4,300,000	4,432,096
Chester PA EDA (Miscellaneous Revenue, Municipal Government Guaranty Insured)	7.00	3-1-2019	7,435,000	7,465,335
Commonwealth Financing Authority Pennsylvania Series 2962 (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) ø144A	0.14	12-1-2015	9,850,000	9,850,000
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	5.00	1-1-2015	2,310,000	2,310,000
Delaware County PA Authority Elwyn Project (Housing Revenue)	4.00	6-1-2016	1,650,000	1,713,509
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	2,560,000	2,562,304
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2018	1,250,000	1,398,763
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	8,650,000	9,571,225
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	5,015,000	5,507,272
Erie PA Higher Education Building Authority Mercyhurst College Project (Education Revenue)	5.00	3-15-2018	1,075,000	1,152,024
Hempfield PA School District (GO) ±%%	0.47	8-1-2017	3,770,000	3,767,135
Lackawanna County PA Riverside School District Project (GO, Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,540,616
Lackawanna County PA Riverside School District Project (GO, Build America Mutual Assurance Company Insured)	4.00	10-15-2020	1,455,000	1,606,771
Manheim Township PA School District Series A (GO) ±	0.51	5-1-2025	4,700,000	4,703,619
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	8-1-2015	2,495,000	2,563,438
Nazareth PA Area School District (GO) ±%%	0.63	2-1-2031	15,075,000	15,056,910
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,425,000	1,501,622
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2015	1,675,000	1,723,022
Pennsylvania EDFA PPL Energy Supply LLC Series C (Utilities Revenue) ±	3.00	12-1-2037	5,000,000	5,054,600
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, Syncora Guarantee Incorporated Insured) ±	0.61	7-1-2017	2,460,000	2,461,574
Pennsylvania HEFAR Temple University (Education Revenue, National Insured)	5.00	4-1-2020	745,000	787,361
Pennsylvania Public School Building Project (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	0.51	6-1-2023	15,785,000	15,785,000
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	0.64	12-1-2017	14,765,000	14,831,443
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.81	6-1-2015	13,770,000	13,776,610
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.19	12-1-2019	18,100,000	18,513,404
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.31	12-1-2020	11,250,000	11,516,625
Philadelphia PA Gas Works 17th Series 1975 General Ordinance (Utilities Revenue, AGM Insured)	5.38	7-1-2016	5,000,000	5,342,750
Philadelphia PA Gas Works 4th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.25	8-1-2015	1,150,000	1,154,646

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Philadelphia PA Gas Works Revenue Refunding Bonds 10th Series 1998 (Utilities Revenue, AGM Insured)	5.00%	7-1-2019	$2,500,000	$2,842,000
Philadelphia PA Gas Works Series 1998 General Ordinance (Utilities Revenue)	5.00	8-1-2015	2,000,000	2,051,880
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2015	1,500,000	1,523,265
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2016	1,500,000	1,565,715
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2018	8,385,000	9,109,716
Philadelphia PA Housing Authority (Housing Revenue, AGM Insured)	5.25	12-1-2017	2,335,000	2,344,457
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2015	1,000,000	1,013,220
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2016	1,370,000	1,443,775
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2017	1,500,000	1,623,000
Philadelphia PA School District Series C (GO)	5.00	9-1-2019	5,945,000	6,766,837
Philadelphia PA School District Series A (GO, Ambac Insured)	5.00	8-1-2015	10,105,000	10,381,473
Philadelphia PA School District Series A (GO, Ambac Insured)	5.00	8-1-2016	5,210,000	5,352,129
Philadelphia PA School District Series B (GO, AGM Insured)	5.00	6-1-2015	4,655,000	4,743,026
Philadelphia PA School District Series C (GO)	5.00	9-1-2017	1,500,000	1,655,070
Philadelphia PA Series A (GO, AGM Insured)	5.00	12-15-2015	1,315,000	1,373,097
Philadelphia PA Series A (GO)	5.00	7-15-2017	1,000,000	1,103,970
Philadelphia PA Series A (GO)	5.00	7-15-2018	1,000,000	1,129,530
Philadelphia PA Series A (GO, AGM Insured)	5.00	8-1-2019	4,550,000	4,971,467
Pittsburgh PA Series A (GO)	4.00	9-1-2015	825,000	846,021
Pittsburgh PA Series A (GO)	4.00	9-1-2016	600,000	634,008
Reading PA Parking Authority CAB (Transportation Revenue, National Insured) ¤	0.00	11-15-2019	1,000,000	877,400
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2015	1,900,000	1,922,724
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2016	2,855,000	3,014,309
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2017	2,685,000	2,919,562
Susquehanna PA Regional Airport Authority Sub Series C (Airport Revenue)	3.00	1-1-2017	2,245,000	2,305,278
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2015	1,435,000	1,459,108

				265,897,876

Puerto Rico: 1.85%
Commonwealth of Puerto Rico Government Development Bank Refunding Bond (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	23,470,000	23,550,267
Commonwealth of Puerto Rico Highway & Transportation Authority Refunding Bond Series AA (Transportation Revenue, National Insured)	5.50	7-1-2017	7,885,000	7,986,007
Commonwealth of Puerto Rico Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	3,925,000	4,021,398
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	25,690,000	26,510,539
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	16,825,000	17,501,029
Puerto Rico Electric Power Authority Refunding Bond Series SS (Utilities Revenue, National Insured)	4.25	7-1-2017	550,000	551,216
Puerto Rico Government Development Bank Series 3402 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ø144A	0.50	6-30-2015	26,750,000	26,750,000
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue)	5.00	12-1-2018	900,000	902,520

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	29

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue)	5.00%	12-1-2019	$1,050,000	$1,052,940
Puerto Rico Highway & Transportation Authority Refunding Bond Series Z (Miscellaneous Revenue, National Insured)	6.25	7-1-2015	2,225,000	2,229,873
Puerto Rico Public Buildings Authority Government Facilities Refunding Bond Series F (Miscellaneous Revenue, CIFG Insured)	5.25	7-1-2017	10,200,000	10,231,008

				121,286,797

Rhode Island: 0.20%
Rhode Island Health & Educational Building Corporation Hospital Financing Revenue Refunding Bonds Lifespan Obligated Group Issue Series A (Health Revenue, AGM Insured)	5.00	5-15-2018	4,300,000	4,527,040
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	3.00	5-15-2015	2,480,000	2,501,328
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2016	3,015,000	3,141,570
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2017	1,500,000	1,596,600
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	5.00	5-15-2019	1,000,000	1,126,130

				12,892,668

South Carolina: 0.32%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	119,099	109,619
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	132,758	111,490
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	179,606	136,447
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	198,490	134,854
Piedmont Municipal Power Agency South Carolina Unrefunded Balance 2004 Series A (Utilities Revenue, FGIC Insured)	6.50	1-1-2016	1,860,000	1,971,284
Scago SC Educational Facilities Corporation Calhoun School District Project (Miscellaneous Revenue, Radian Insured)	5.00	12-1-2021	2,500,000	2,593,225
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	3.00	2-1-2015	225,000	225,457
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	5.00	2-1-2015	1,145,000	1,149,351
South Carolina Jobs EDA Brashier Charter LLC Project (Education Revenue, SunTrust Bank LOC) ø	0.22	12-1-2038	3,920,000	3,920,000
South Carolina Public Service Authority Refunding Notes (Water & Sewer Revenue, AGM/Ambac Insured, Citibank NA LIQ) ø144A	0.19	1-1-2016	10,780,000	10,780,000

				21,131,727

Tennessee: 1.83%
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	3,230,000	3,479,905
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2017	1,330,000	1,457,760
Clarksville TN Water Sewer & Gas Refunding Bond (Water & Sewer Revenue)	4.00	2-1-2017	835,000	889,517
Knox County TN Health, Educational, & Housing Facilities Board University Health Systems Incorporated (Health Revenue)	5.00	4-1-2019	1,425,000	1,522,142
Lewisburg TN Industrial Development Board Waste Management Project (Resource Recovery Revenue) ±	0.37	7-2-2035	2,000,000	1,999,960
Memphis-Shelby County TN Airport Authority Series A1 (Airport Revenue)	5.75	7-1-2019	1,500,000	1,752,885
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.38	7-1-2018	1,000,000	1,128,000
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.50	7-1-2019	1,505,000	1,742,549
Memphis-Shelby County TN Industrial Development Board Boys & Girls Club Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	1-1-2028	4,530,000	4,530,000

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tennessee (continued)
Nashville TN Davidson County HEFA Vanderbilt University Series B (Education Revenue) ±	0.64%	10-1-2038	$11,000,000	$11,043,450
Shelby County TN Health Educational & Housing Facilities Series A (Health Revenue)	5.00	9-1-2015	2,750,000	2,834,535
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	19,040,000	19,541,323
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	7,330,000	7,795,162
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	5,440,000	6,009,459
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	3,300,000	3,756,687
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2019	6,225,000	7,092,765
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2015	12,575,000	12,617,161
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	14,000,000	15,077,720
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	8,895,000	9,867,312
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,085,000	5,659,503

				119,797,795

Texas: 9.54%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00	8-15-2034	420,000	430,479
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue) ±	3.00	1-1-2045	8,000,000	8,085,200
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.00	1-1-2017	1,500,000	1,628,355
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2017	500,000	546,335
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2016	250,000	258,743
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2018	250,000	271,315
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2019	750,000	826,815
Clear Creek TX Independent School District Series B (GO) ±	3.00	2-15-2032	3,000,000	3,208,890
Cypress Fairbanks TX School District (GO) ±	3.00	2-15-2036	3,450,000	3,669,558
Cypress Fairbanks TX School District (GO)	4.25	2-15-2021	2,775,000	2,976,437
Dallas-Forth Worth TX International Airport Facilities Series 2001-A1 (Industrial Development Revenue)	6.15	1-1-2016	3,000,000	3,040,950
Denton TX Independent School District Series B (GO) ±	2.00	8-1-2044	39,075,000	39,661,125
Eagle Mountain & Saginaw TX Independent School District (GO) ±	2.00	8-1-2050	12,150,000	12,397,131
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Health Systems Series A (Health Revenue)	3.13	6-1-2015	2,290,000	2,317,434
Harris County TX Health Facilities Development Corporation Revenue (Health Revenue, Dexia Credit Local LIQ) ø144A	0.18	7-1-2027	3,955,000	3,955,000
Houston TX Airport System Refunding Bond United Airlines Incorporated Terminal E Project (Airport Revenue)	4.50	7-1-2020	2,000,000	2,126,020
Houston TX Higher Education Finance Corporation Refunding Bonds Rice University Series B (Education Revenue) ±	0.57	5-15-2048	20,000,000	20,109,800
Houston TX Housing Finance Corporation Series A (Housing Revenue, GNMA/FNMA Insured) ±	6.75	6-1-2033	345,000	355,950
Houston TX Independent School District Limited Tax (GO)	4.25	2-15-2021	5,075,000	5,432,179
Houston TX Utility System Revenue Series C (Water & Sewer Revenue) ±	0.64	5-15-2034	90,000,000	90,305,100
Laredo TX Public Property Finance Contractual Obligation (GO)	3.88	2-15-2018	2,735,000	2,920,077
Love Field TX Airport Modernization Corporation Southwest Airlines Company Project (Airport Revenue)	5.00	11-1-2016	5,000,000	5,338,700
Lower Colorado River Texas Revenue Authority Unrefunded Balance 2012 Series A (Miscellaneous Revenue, AGM Insured)	5.88	5-15-2015	1,510,000	1,517,067
Mansfield TX Independent School District (GO) ±	1.75	8-1-2042	8,245,000	8,418,145
North East TX Independent School District Series A (GO) ±	2.00	8-1-2042	25,000,000	25,625,000
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2017	850,000	933,632

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	31

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A1 (Education Revenue) ±	0.64%	7-1-2019	$300,000	$300,000
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.24	4-1-2037	9,805,000	9,805,196
North Texas Tollway Authority Refunding Bond Series A (Transportation Revenue) ±	0.84	1-1-2050	5,000,000	5,000,550
Northside TX Independent School District Building Project (GO) ±	2.00	8-1-2044	20,000,000	20,389,000
Pflugerville TX Independent School District Series A (GO) ±	2.00	8-15-2039	27,000,000	27,446,310
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.20	12-1-2039	13,600,000	13,600,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.20	12-1-2039	13,625,000	13,625,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.20	11-1-2040	24,930,000	24,930,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E (Industrial Development Revenue) ø	0.20	11-1-2040	10,000,000	10,000,000
San Antonio TX Electric & Gas Revenue Junior Lien Series A (Utilities Revenue) ±	2.00	12-1-2027	20,320,000	20,800,974
San Antonio TX Electric & Gas Revenue Junior Lien Series B (Utilities Revenue) ±%%	0.41	2-1-2033	26,700,000	26,715,486
San Antonio TX Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2018	510,000	579,013
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series B (Health Revenue) ø	0.18	11-15-2047	11,500,000	11,500,000
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series C (Health Revenue, JPMorgan Chase & Company SPA) ø	0.14	11-15-2033	6,600,000	6,600,000
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2019	655,000	750,067
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2020	920,000	1,068,552
Texas Affordable Housing Corporation (Housing Revenue, GNMA/FNMA Insured)	5.50	9-1-2038	130,000	133,714
Texas Municipal Gas Acquisition & Supply Corporation II Series 2007-042-1993B (Utilities Revenue, BNP Paribas LIQ) 144Aø	0.19	9-15-2018	31,000,000	31,000,000
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.86	9-15-2017	3,960,000	3,957,822
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.50	9-15-2017	38,500,000	38,552,360
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	500,000	535,150
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2017	6,450,000	7,093,517
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2018	4,500,000	5,035,320
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2019	7,000,000	7,980,000
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2017	1,745,000	1,925,625
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series B (Utilities Revenue) ±	0.71	12-15-2017	705,000	703,844
Texas PFA Assessment Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	1-1-2018	14,000,000	14,722,680
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2017	3,000,000	3,271,140
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2018	3,395,000	3,732,803
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	2,375,000	2,640,929
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.28	4-1-2026	28,650,000	28,650,000
Texas Transportation Commission Turnpike System First Tier PUTTER Series B (Transportation Revenue) ±	1.25	8-15-2042	4,000,000	4,003,960
Tomball TX Independent School District Series B2 (GO) ±	3.00	2-15-2039	10,000,000	10,608,900

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Waco TX Educational Finance Corporation Baylor University Series A (Education Revenue, Bank of New York Mellon SPA) ø	0.03%	2-1-2032	$19,000,000	$19,000,000
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	3.00	1-10-2017	405,000	421,062
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2018	640,000	689,581
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2019	1,010,000	1,101,809
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2020	500,000	549,975

				625,775,776

Utah: 0.02%
Utah Charter School Finance Authority North Davis Preparatory (Education Revenue)	5.00	7-15-2015	180,000	181,831
Utah Charter School Finance Authority Summit Academy Series A (Education Revenue)	5.13	6-15-2017	920,000	954,978

				1,136,809

Vermont: 0.40%
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.74	6-1-2022	26,021,093	26,064,548

Virgin Islands: 0.13%
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2016	7,500,000	7,914,750
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00	10-1-2015	620,000	638,519

				8,553,269

Virginia: 0.45%
Albemarle County VA Industrial Development Revenue Jefferson Scholars Foundation Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	10-1-2037	7,050,000	7,050,000
Breater Richmond VA Convention Center Authority Hotel Tax Revenue (Tax Revenue) %%	5.00	6-15-2020	1,000,000	1,153,300
Charles City VA EDA Solid Waste Disposal Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	8-1-2027	3,150,000	3,151,701
Fairfax County VA EDA Mount Vernon Ladies Association Project (Industrial Development Revenue, SunTrust Bank LOC) ø	0.22	6-1-2037	13,200,000	13,200,000
Gloucester County VA EDA Solid Waste Disposal Revenue Waste Management Services Series A (Resource Recovery Revenue) ±	1.60	9-1-2038	1,000,000	1,006,260
Greater Richmond VA Convention Center Authority Hotel Tax Revenue (Tax Revenue) %%	5.00	6-15-2019	1,250,000	1,420,050
Marquis VA CDA CAB Series A (Tax Revenue) (i)	5.10	9-1-2036	2,169,000	1,966,524
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	3,493,000	494,888

				29,442,723

Washington: 0.20%
Port Bellingham WA Industrial Development Corporation BP West Coast Products LLC (Industrial Development Revenue)	5.00	1-1-2016	12,500,000	13,059,125
Port Kalama WA Series B (Airport Revenue)	5.25	12-1-2015	175,000	182,215

				13,241,340

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	33

Security name	Interest rate	Maturity date	Principal	Value

West Virginia: 0.04%
West Virginia Economic Development Authority Poll Control Revenue Appalachian Power Company Series D (Resource Recovery Revenue)	3.25%	5-1-2019	$2,745,000	$2,862,102

Wisconsin: 1.63%
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1348 (Miscellaneous Revenue, Deutsche Bank LIQ) ±144A	0.25	6-1-2049	25,315,000	25,315,000
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1228 (Housing Revenue, Deutsche Bank LIQ) ø144A	0.52	12-1-2048	19,835,000	19,835,000
Milwaukee WI RDA Public Schools Refunding Bond Series A (Miscellaneous Revenue)	5.00	8-1-2018	5,070,000	5,705,930
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.96	12-1-2038	1,530,000	1,530,000
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.96	10-1-2042	2,240,000	2,240,000
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	10,080,000	11,210,270
Wisconsin HEFA Ascension Health Alliance Series B (Health Revenue) ±	4.00	11-15-2043	13,000,000	14,440,530
Wisconsin HEFA Medical College Incorporated (Health Revenue)	4.00	12-1-2015	1,310,000	1,347,676
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	4,140,000	4,293,180
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	5.00	8-15-2015	1,750,000	1,801,398
Wisconsin HEFA Ministry Healthcare Series C (Health Revenue)	5.00	8-15-2016	500,000	535,610
Wisconsin HEFA Unity Point Health Facilities Series B (Health Revenue) ø	0.12	12-1-2041	9,000,000	9,000,000
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2016	100,000	103,558
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2017	200,000	211,398
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2018	300,000	321,030
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2019	300,000	322,713
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	5.00	3-1-2020	200,000	224,496
Wisconsin HEFA Wheaton Franciscan Healthcare (Health Revenue)	5.25	8-15-2017	8,230,000	8,807,170

				107,244,959

Wyoming: 0.23%
Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø	0.22	1-1-2017	15,000,000	15,000,000

Total Municipal Obligations (Cost $6,458,226,252)				6,508,006,950

Other: 0.99%
Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares ±144A§	0.51	7-1-2018	3,000,000	2,997,600
Nuveen Dividend Advantage Municipal Fund 3, Institutional MuniFund Term Preferred Shares ±144A	0.79	10-1-2017	62,000,000	62,003,100

Total Other (Cost $65,000,000)				65,000,700

	Yield		Shares
Short-Term Investments: 1.04%

Investment Companies: 1.04%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		68,578,517	68,578,517

Total Short-Term Investments (Cost $68,578,517)				68,578,517

Total investments in securities (Cost $6,591,804,769) *	101.22%	6,641,586,167
Other assets and liabilities, net	(1.22)	(80,130,988)

Total net assets	100.00%	$6,561,455,179

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

(i)	Illiquid security

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

§	The security is subject to a demand feature which reduces the effective maturity.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $6,591,873,733 and unrealized gains (losses) consists of:

Gross unrealized gains	$55,968,672
Gross unrealized losses	(6,256,238)

Net unrealized gains	$49,712,434

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	35

Assets
Investments
In unaffiliated securities, at value (cost $6,523,226,252)	$6,573,007,650
In affiliated securities, at value (cost $68,578,517)	68,578,517

Total investments, at value (cost $6,591,804,769)	6,641,586,167
Cash	1,562
Receivable for investments sold	3,591,455
Receivable for Fund shares sold	17,396,721
Receivable for interest	37,472,329
Prepaid expenses and other assets	148,176

Total assets	6,700,196,410

Liabilities
Dividends payable	999,644
Payable for investments purchased	109,648,200
Payable for Fund shares redeemed	24,805,831
Advisory fee payable	960,408
Distribution fee payable	80,368
Administration fees payable	1,090,457
Accrued expenses and other liabilities	1,156,323

Total liabilities	138,741,231

Total net assets	$6,561,455,179

NET ASSETS CONSIST OF
Paid-in capital	$6,509,911,216
Overdistributed net investment income	(159,492)
Accumulated net realized gains on investments	1,922,057
Net unrealized gains on investments	49,781,398

Total net assets	$6,561,455,179

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$2,102,446,679
Shares outstanding – Class A1	210,507,330
Net asset value per share – Class A	$9.99
Maximum offering price per share – Class A2	$10.19
Net assets – Class C	$121,449,159
Shares outstanding – Class C1	12,159,471
Net asset value per share – Class C	$9.99
Net assets – Administrator Class	$503,977,165
Shares outstanding – Administrator Class[1]	50,341,664
Net asset value per share – Administrator Class	$10.01
Net assets – Institutional Class	$1,815,341,761
Shares outstanding – Institutional Class[1]	181,438,869
Net asset value per share – Institutional Class	$10.01
Net assets – Investor Class	$2,018,240,415
Shares outstanding – Investor Class[1]	201,872,742
Net asset value per share – Investor Class	$10.00

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Short-Term Municipal Bond Fund	Statement of operations—six months ended December 31, 2014 (unaudited)

Investment income
Interest	$48,393,454
Income from affiliated securities	24,791

Total investment income	48,418,245

Expenses
Advisory fee	8,957,102
Administration fees
Fund level	1,564,917
Class A	1,646,367
Class C	102,807
Administrator Class	291,025
Institutional Class	667,735
Investor Class	2,013,629
Shareholder servicing fees
Class A	2,572,448
Class C	160,635
Administrator Class	709,448
Investor Class	2,645,522
Distribution fee
Class C	481,906
Custody and accounting fees	155,409
Professional fees	32,068
Registration fees	128,199
Shareholder report expenses	140,258
Trustees’ fees and expenses	6,260
Other fees and expenses	58,663

Total expenses	22,334,398
Less: Fee waivers and/or expense reimbursements	(3,531,500)

Net expenses	18,802,898

Net investment income	29,615,347

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	1,900,846
Net change in unrealized gains (losses) on investments	(6,479,798)

Net realized and unrealized gains (losses) on investments	(4,578,952)

Net increase in net assets resulting from operations	$25,036,395

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Short-Term Municipal Bond Fund	37

	Six months ended December 31, 2014 (unaudited)		Year ended June 30, 2014

Operations
Net investment income		$29,615,347		$64,771,503
Net realized gains on investments		1,900,846		5,701,165
Net change in unrealized gains (losses) on investments		(6,479,798)		24,498,856

Net increase in net assets resulting from operations		25,036,395		94,971,524

Distributions to shareholders from
Net investment income
Class A		(9,003,545)		(18,675,535)
Class C		(82,192)		(518,543)
Administrator Class		(2,557,963)		(5,839,974)
Institutional Class		(9,008,224)		(16,704,019)
Investor Class		(8,958,881)		(23,038,738)
Net realized gains
Class A		(1,768,741)		(2,587,467)
Class C		(103,290)		(234,964)
Administrator Class		(424,465)		(797,395)
Institutional Class		(1,497,994)		(1,923,330)
Investor Class		(1,714,158)		(3,277,748)

Total distributions to shareholders		(35,119,453)		(73,597,713)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	48,816,633	488,295,228	128,625,256	1,282,963,182
Class C	426,324	4,263,776	1,436,098	14,314,949
Administrator Class	14,876,031	149,114,005	31,080,801	310,532,531
Institutional Class	85,854,082	859,971,535	103,979,031	1,038,468,961
Investor Class	25,425,227	254,541,646	82,009,263	818,375,358

		1,756,186,190		3,464,654,981

Reinvestment of distributions
Class A	1,038,946	10,389,242	2,083,546	20,777,536
Class C	16,088	160,808	65,245	650,119
Administrator Class	267,519	2,682,141	559,415	5,591,430
Institutional Class	551,705	5,527,503	909,417	9,084,984
Investor Class	1,030,059	10,310,750	2,503,485	24,987,779

		29,070,444		61,091,848

Payment for shares redeemed
Class A	(42,468,111)	(424,709,111)	(90,215,985)	(899,341,671)
Class C	(1,624,569)	(16,247,063)	(5,451,030)	(54,347,761)
Administrator Class	(21,221,669)	(212,833,420)	(30,045,886)	(299,945,869)
Institutional Class	(42,937,033)	(430,158,087)	(85,658,677)	(855,484,063)
Investor Class	(49,470,260)	(495,243,810)	(71,685,647)	(715,364,034)

		(1,579,191,491)		(2,824,483,398)

Net increase in net assets resulting from capital share transactions		206,065,143		701,263,431

Total increase in net assets		195,982,085		722,637,242

Net assets
Beginning of period		6,365,473,094		5,642,835,852

End of period		$6,561,455,179		$6,365,473,094

Overdistributed net investment income		$(159,492)		$(164,034)

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Short-Term Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS A		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.00	$9.97	$10.01	$9.94	$9.88	$9.64
Net investment income	0.04	0.11	0.11	0.19	0.25	0.27
Net realized and unrealized gains (losses) on investments	0.00 [1]	0.05	0.00 [1]	0.08	0.07	0.24

Total from investment operations	0.04	0.16	0.11	0.27	0.32	0.51
Distributions to shareholders from
Net investment income	(0.04)	(0.11)	(0.11)	(0.19)	(0.25)	(0.27)
Net realized gains	(0.01)	(0.02)	(0.04)	(0.01)	(0.01)	0.00

Total distributions to shareholders	(0.05)	(0.13)	(0.15)	(0.20)	(0.26)	(0.27)
Net asset value, end of period	$9.99	$10.00	$9.97	$10.01	$9.94	$9.88
Total return[2]	0.43%	1.55%	1.07%	2.77%	3.21%	5.37%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.77%	0.78%	0.79%	0.80%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.88%	1.08%	1.10%	1.91%	2.48%	2.59%
Supplemental data
Portfolio turnover rate	12%[3]	28%[3]	39%[3]	72%	75%	78%
Net assets, end of period (000s omitted)	$2,102,447	$2,031,798	$1,620,994	$1,467,816	$1,027,653	$794,709

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term Municipal Bond Fund	39

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS C		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.00	$9.97	$10.01	$9.94	$9.89	$9.64
Net investment income	0.01	0.03	0.04	0.12	0.17	0.20
Net realized and unrealized gains (losses) on investments	0.00 [1]	0.05	0.00 [1]	0.08	0.06	0.25

Total from investment operations	0.01	0.08	0.04	0.20	0.23	0.45
Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.04)	(0.12)	(0.17)	(0.20)
Net realized gains	(0.01)	(0.02)	(0.04)	(0.01)	(0.01)	0.00

Total distributions to shareholders	(0.02)	(0.05)	(0.08)	(0.13)	(0.18)	(0.20)
Net asset value, end of period	$9.99	$10.00	$9.97	$10.01	$9.94	$9.89
Total return[2]	0.05%	0.79%	0.32%	2.01%	2.34%	4.67%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.51%	1.52%	1.53%	1.54%	1.56%
Net expenses	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Net investment income	0.13%	0.34%	0.37%	1.18%	1.74%	1.80%
Supplemental data
Portfolio turnover rate	12%[3]	28%[3]	39%[3]	72%	75%	78%
Net assets, end of period (000s omitted)	$121,449	$133,463	$172,364	$211,286	$201,870	$184,885

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Short-Term Municipal Bond Fund	Financial highlights
(For	a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$10.03	$9.99	$10.03	$9.96	$9.94
Net investment income	0.04	0.11	0.11	0.19	0.23
Net realized and unrealized gains (losses) on investments	(0.01)	0.06	0.00 [2]	0.08	0.03

Total from investment operations	0.03	0.17	0.11	0.27	0.26
Distributions to shareholders from
Net investment income	(0.04)	(0.11)	(0.11)	(0.19)	(0.23)
Net realized gains	(0.01)	(0.02)	(0.04)	(0.01)	(0.01)

Total distributions to shareholders	(0.05)	(0.13)	(0.15)	(0.20)	(0.24)
Net asset value, end of period	$10.01	$10.03	$9.99	$10.03	$9.96
Total return[3]	0.33%	1.65%	1.07%	2.77%	2.58%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.70%	0.71%	0.72%	0.65%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.88%	1.08%	1.07%	1.82%	2.56%
Supplemental data
Portfolio turnover rate	12%[4]	28%[4]	39%[4]	72%	75%
Net assets, end of period (000s omitted)	$503,977	$565,737	$547,806	$201,225	$61,238

1.	For the period from July 30, 2010 (commencement of class operations) to June 30, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term Municipal Bond Fund	41

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.02	$9.99	$10.02	$9.96	$9.90	$9.66
Net investment income	0.05	0.13	0.13	0.21	0.27	0.29
Net realized and unrealized gains (losses) on investments	0.00 [1]	0.05	0.01	0.07	0.07	0.24

Total from investment operations	0.05	0.18	0.14	0.28	0.34	0.53
Distributions to shareholders from
Net investment income	(0.05)	(0.13)	(0.13)	(0.21)	(0.27)	(0.29)
Net realized gains	(0.01)	(0.02)	(0.04)	(0.01)	(0.01)	0.00

Total distributions to shareholders	(0.06)	(0.15)	(0.17)	(0.22)	(0.28)	(0.29)
Net asset value, end of period	$10.01	$10.02	$9.99	$10.02	$9.96	$9.90
Total return[2]	0.53%	1.75%	1.37%	2.88%	3.41%	5.58%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.43%	0.45%	0.45%	0.46%	0.46%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.39%
Net investment income	1.08%	1.29%	1.30%	2.10%	2.70%	2.76%
Supplemental data
Portfolio turnover rate	12%[3]	28%[3]	39%[3]	72%	75%	78%
Net assets, end of period (000s omitted)	$1,815,342	$1,382,576	$1,185,687	$935,583	$703,955	$359,155

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Short-Term Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
INVESTOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.01	$9.98	$10.02	$9.95	$9.90	$9.65
Net investment income	0.04	0.11	0.11	0.19	0.24	0.27
Net realized and unrealized gains (losses) on investments	0.00	0.05	0.00 [1]	0.08	0.06	0.25

Total from investment operations	0.04	0.16	0.11	0.27	0.30	0.52
Distributions to shareholders from
Net investment income	(0.04)	(0.11)	(0.11)	(0.19)	(0.24)	(0.27)
Net realized gains	(0.01)	(0.02)	(0.04)	(0.01)	(0.01)	0.00

Total distributions to shareholders	(0.05)	(0.13)	(0.15)	(0.20)	(0.25)	(0.27)
Net asset value, end of period	$10.00	$10.01	$9.98	$10.02	$9.95	$9.90
Total return[2]	0.41%	1.52%	1.04%	2.74%	3.07%	5.41%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.79%	0.80%	0.81%	0.82%	0.86%
Net expenses	0.63%	0.63%	0.63%	0.63%	0.63%	0.66%
Net investment income	0.85%	1.06%	1.07%	1.89%	2.45%	2.63%
Supplemental data
Portfolio turnover rate	12%[3]	28%[3]	39%[3]	72%	75%	78%
Net assets, end of period (000s omitted)	$2,018,240	$2,251,899	$2,115,985	$2,058,375	$1,783,805	$1,992,055

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	43

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. These financial statements report on the Wells Fargo Advantage Short-Term Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

44	Wells Fargo Advantage Short-Term Municipal Bond Fund	Notes to financial statements (unaudited)

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Municipal obligations	$0	$6,418,311,700	$89,695,250	$6,508,006,950

Other	0	65,000,700	0	65,000,700

Short-term investments
Investment companies	68,578,517	0	0	68,578,517
Total assets	$68,578,517	$6,483,312,400	$89,695,250	$6,641,586,167

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	45

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2014	$79,017,875
Accrued discounts (premiums)	238,416
Realized gains (losses)	7,027
Change in unrealized gains (losses)	(168,068)
Purchases	11,000,000
Sales	(400,000)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2014	$89,695,250
Change in unrealized gains (losses) relating to securities still held at December 31, 2014	$(165,264)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.225% as the average daily net assets of the Fund increase. For the six months ended December 31, 2014, the advisory fee was equivalent to an annual rate of 0.27% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2015 to waive fees and/or reimburse expenses to the extent

46	Wells Fargo Advantage Short-Term Municipal Bond Fund	Notes to financial statements (unaudited)

necessary to cap the Fund’s expenses at 0.60% for Class A shares, 1.35% for Class C shares, 0.60% for Administrator Class shares, 0.40% for Institutional Class shares, and 0.63% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2014, Funds Distributor received $3,932 from the sale of Class A shares and $116 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2014 were $1,043,492,933 and $573,753,180, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2014, the Fund paid $3,526 in commitment fees.

For the six months ended December 31, 2014, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	47

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

48	Wells Fargo Advantage Short-Term Municipal Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	49

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

50	Wells Fargo Advantage Short-Term Municipal Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

230430 02-15 SA256/SAR256 12-14

Wells Fargo Advantage

Strategic Municipal Bond Fund

Semi-Annual Report

December 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Strategic Municipal Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Strategic Municipal Bond Fund for the six-month period that ended December 31, 2014. Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield. In fact, the longest-dated and weakest credits had the strongest returns. Municipal bond returns—as measured by the Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country—gained 2.88% for the six-month period that ended December 31, 2014.

Longer-maturity and lower-rated municipal bonds outperformed.

At the front end of the yield curve, municipal bond yields were extremely low because of the accommodative monetary policy. Throughout the reporting period, the U.S. Federal Reserve’s (Fed’s) monetary policymaking body kept its key interest rate near zero in order to support the economy and the financial system. Policymakers said they can be patient in normalizing monetary policy and that any increases in the target range for the federal funds rate will depend on incoming economic data. During the reporting period, the Fed reduced (or tapered) the size of its quantitative easing program each month until the program ended in October 2014, although it continues to reinvest principal and interest payments of the mortgage-backed securities and Treasury bonds it holds.

Longer-term yields declined during the second half of the year, with 10-year municipal yields declining from 2.33% as of June 30, 2014 to 2.10% as of December 31, 2014. For more perspective, the yield curve was steep on a historical basis at the beginning of the period and ended the period with the difference between 30-year and 2-year yields at 237 basis points (bps; 100 bps equals 1.00%), which was only slightly wider than its historical average. Because the yield curve was steep, longer-dated securities had higher yields. Given their longer maturities (as municipal yields fell further out the curve) and their more generous yields, longer-term bond returns outpaced shorter-term bonds.

Investors were also enticed to buy lower-rated securities for their higher yields. Over the six-month period that ended December 31, 2014, AAA-rated municipal bonds returned 2.04% while BBB-rated bonds returned 4.29%, according to the Barclays Municipal Bond Index. Credit conditions continued to improve, as evidenced by an 18th consecutive quarter of positive year-over-year gains in state and local municipal revenues. In addition to better fundamental credit conditions, technical factors of limited supply alongside strong investor demand also supported municipal bonds.

Puerto Rico’s struggle, the exit of two cities from bankruptcy, and pension issues topped credit news.

Puerto Rico was the asset class’s largest single credit story. Bonds from the commonwealth returned a meager 0.79% during the six-month period as population declines, a contracting economy, and a burdensome level of debt held back results. Meanwhile, the cities of Stockton, California, and Detroit, Michigan, exited bankruptcy by curbing retiree health care benefits and bondholder recoveries but largely avoiding concessions on pensions. While these recent bankruptcies have so far treated pensions better than bonded debt, no clear precedent has been established due to the difference in general obligation

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	3

pledges and court-ordered versus negotiated concessions. Finally, underfunded pensions in Illinois, New Jersey, Pennsylvania, and Kansas gained attention for their negative fiscal effects and the political difficulties of finding a resolution.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Strategic Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

Average annual total returns1 (%) as of December 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (VMPAX)	12-1-1994	(0.10)	2.42	2.87	4.55	3.37	3.34	0.83	0.82
Class B (VMPIX)*	3-21-1985	(1.22)	2.24	2.81	3.78	2.60	2.81	1.58	1.57
Class C (DHICX)	8-18-1997	2.76	2.60	2.57	3.76	2.60	2.57	1.58	1.57
Administrator Class (VMPYX)	10-6-1997	–	–	–	4.69	3.54	3.56	0.77	0.68
Institutional Class (STRIX)	11-30-2012	–	–	–	4.90	3.63	3.60	0.50	0.48
Barclays Short-Intermediate Municipal Bond Index[4]	–	–	–	–	3.85	3.33	3.78	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	5

Credit quality distribution[5] as of December 31, 2014

Effective maturity distribution[6] as of December 31, 2014

1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Strategic Municipal Bond Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through October 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Short-Intermediate Municipal Bond Index is a rules-based, market-value-weighted index composed of publicly traded municipal bonds that cover the U.S. dollar-denominated short-term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. You cannot invest directly in an index.

5.	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes on a scale SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bond on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

6.	Effective maturity distribution is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Strategic Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2014	Ending account value 12-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,009.71	$4.10	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13	0.81%
Class B
Actual	$1,000.00	$1,007.03	$7.89	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.93	1.56%
Class C
Actual	$1,000.00	$1,005.87	$7.89	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.93	1.56%
Administrator Class
Actual	$1,000.00	$1,011.51	$3.45	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%
Institutional Class
Actual	$1,000.00	$1,011.41	$2.43	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.37%

Alabama: 0.61%
Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00%	8-1-2016	$1,875,000	$1,962,113
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	7,155,000	7,714,020

				9,676,133

Alaska: 0.79%
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.14	12-1-2041	12,450,000	12,450,000

Arizona: 1.82%
Arizona Navajo Tribal Utility Authority (Miscellaneous Revenue, AGM Insured)	4.00	1-1-2021	4,368,000	4,572,990
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project Series A (Tax Revenue)	4.00	7-1-2017	900,000	960,039
Florence AZ IDA Legacy Traditional School Project (Education Revenue)	4.00	7-1-2018	410,000	417,917
Phoenix AZ IDA (Industrial Development Revenue)	3.00	2-1-2016	425,000	428,481
Phoenix AZ IDA (Industrial Development Revenue)	5.00	2-1-2017	2,845,000	2,990,237
Phoenix AZ IDA (Industrial Development Revenue)	5.00	2-1-2018	1,795,000	1,901,013
Phoenix AZ IDA Legacy Traditional School Project Series A (Education Revenue) 144A	5.75	7-1-2024	1,400,000	1,534,078
Phoenix AZ Industrial Development Revenue Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	820,000	852,882
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	1,005,810
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	5.50	12-15-2023	1,070,000	1,115,272
Pima County AZ IDA Series A (Education Revenue)	8.13	7-1-2041	3,000,000	3,017,370
Pima County AZ Industrial Development Revenue Charter School (Education Revenue)	4.00	7-1-2016	395,000	401,624
Pima County AZ Industrial Development Revenue Charter School (Education Revenue)	4.00	7-1-2017	1,135,000	1,163,239
Salt Verde AZ Financial Corporation Project (Utilities Revenue)	5.25	12-1-2020	1,565,000	1,813,459
Tempe AZ IDA Friendship Village Series A (Health Revenue)	4.00	12-1-2017	220,000	227,841
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2018	800,000	863,272
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2019	1,000,000	1,084,580
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2015	1,660,000	1,692,702
Verrado AZ Community Facilities District #1 Series A (GO) 144A	4.25	7-15-2019	1,320,000	1,416,928
Verrado AZ Community Facilities District #1 Series A (GO) 144A	5.00	7-15-2020	700,000	775,656
Verrado AZ Community Facilities District #1 Series A (GO) 144A	5.00	7-15-2021	500,000	554,360

				28,789,750

Arkansas: 0.37%
Fort Smith AR Sales & Use Tax Improvement Bonds (Tax Revenue)	2.38	5-1-2027	355,000	356,452
Pulaski County AR HCFR Catholic Healthcare Series B (Health Revenue, U.S. Bank NA SPA) ø	0.10	12-1-2028	5,500,000	5,500,000

				5,856,452

California: 5.04%
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	2,085,000	1,993,969
California Bay Area Toll Authority Toll Bridge Revenue Series E-3 (Transportation Revenue) ±	0.74	4-1-2047	11,600,000	11,638,164

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, AGM Insured) ¤	0.00%	1-15-2020	$3,930,000	$3,477,107
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.29	8-1-2037	11,000,000	10,931,690
California Infrastructure & Economic Development Refunding Bonds Museum Art Project Series A (Miscellaneous Revenue) ±	1.87	12-1-2037	3,000,000	3,092,040
California PCFA Refunding Bond Pacific Gas & Electric Company Series D (Industrial Development Revenue, FGIC Insured)	4.75	12-1-2023	1,515,000	1,621,338
California Public Works Board Lease Community College Project Series B (Miscellaneous Revenue, Ambac Insured)	5.63	3-1-2016	200,000	203,386
California Public Works Board Lease Revenue Bond California State University Project Series C (Miscellaneous Revenue, National Insured)	5.38	10-1-2016	500,000	502,095
California Public Works Board Lease Revenue Bond California State University Project Series C (Miscellaneous Revenue, National Insured)	5.40	10-1-2022	700,000	702,898
California Series B (GO) ±	0.94	5-1-2018	3,000,000	3,046,620
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2017	1,130,000	1,229,350
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2018	1,060,000	1,172,795
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	2,370,000	2,369,668
California Various Purpose Bonds (Miscellaneous Revenue)	6.25	10-1-2019	15,000	15,224
Delhi CA Unified School District CAB (GO, Ambac Insured) ¤	0.00	8-1-2019	2,500,000	2,197,700
Downey CA School Facilities Financing Authority PFOTER Series 4066 (Miscellaneous Revenue, National Insured, Dexia Credit Local LIQ) ø	0.18	8-1-2025	3,945,000	3,945,000
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	4,400,000	4,430,140
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	4,300,000	4,509,840
Los Angeles County CA Schools Regionalized Business Services CAB Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2016	1,945,000	1,903,085
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.88	7-1-2027	12,805,000	11,767,667
Palmdale CA Civic Authority Civic Center Refinancing Series A (Tax Revenue, National Insured)	5.60	7-1-2015	35,000	35,128
Sacramento County CA Sanitation District PFOTER Series 3934 (Water & Sewer Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.13	12-1-2035	4,995,000	4,995,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12-1-2017	1,455,000	1,593,414
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-2018	2,110,000	2,404,746

				79,778,064

Colorado: 0.53%
Colorado ECFA Rocky Mountain Classical Academy Project (Education Revenue)	6.38	9-1-2023	2,310,000	2,359,827
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Project (Health Revenue)	5.25	6-1-2024	3,380,000	3,532,235
Colorado Health Facilities Authority Total Long-Term Care Incorporated (Health Revenue)	4.25	11-15-2015	150,000	152,505
University of Colorado Enterprise Systems PFOTER Series 3840 (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.13	6-1-2025	2,405,000	2,405,000

				8,449,567

Connecticut: 2.11%
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2017	1,070,000	1,175,138
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2020	500,000	581,300

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Connecticut (continued)
Connecticut Series A (GO) ±	0.79%	3-1-2021	$4,365,000	$4,376,916
Connecticut Series A (GO) ±	0.92	4-15-2018	5,000,000	5,068,100
Connecticut Series A (GO) ±	0.96	5-15-2018	2,000,000	2,032,180
Connecticut Series A (GO) ±	1.24	3-1-2018	2,500,000	2,504,450
Connecticut Series A (GO) ±	1.29	4-15-2020	7,000,000	7,174,020
Connecticut Series A (GO) ±	1.39	3-1-2019	4,050,000	4,058,222
Connecticut Series D (GO) ±	0.80	9-15-2018	1,000,000	1,012,730
Connecticut Series D (GO) ±	0.96	9-15-2019	3,300,000	3,365,109
Hamden CT Refunding Bond (GO)	5.00	8-15-2019	1,835,000	2,058,558

				33,406,723

District of Columbia: 0.38%
District of Columbia American College of Cardiology (Education Revenue, SunTrust Bank LOC) ø	0.22	6-1-2040	6,000,000	6,000,000

Florida: 5.11%
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,000,000	5,390,300
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1376 (Miscellaneous Revenue, Ambac Insured, Deutsche Bank LIQ) 144Aø	0.15	4-1-2027	4,635,000	4,635,000
Escambia County FL School Board (Miscellaneous Revenue, National Insured)	5.00	2-1-2020	4,525,000	4,543,326
Florida Cityplace Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2017	500,000	536,275
Florida Cityplace Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2018	1,375,000	1,497,293
Florida Correctional Privatization Commission Certificate of Participation 350 Bed Youthful Polk County Series B (Miscellaneous Revenue, Ambac Insured)	5.00	8-1-2017	40,000	40,157
Florida Department of Environmental Protection Everglades Restoration Series A (Tax Revenue, AGM Insured) ø	0.15	7-1-2027	18,305,000	18,305,000
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue, Ambac Insured)	5.95	10-1-2022	1,400,000	1,399,720
Florida Mid-Bay Bridge Authority Series B (Transportation Revenue)	5.00	10-1-2016	2,000,000	2,135,860
Florida Municipal Loan Council Revenue Series A (Miscellaneous Revenue, National Insured)	5.25	11-1-2015	150,000	150,581
Florida Village Community Development District #10 Special Assignment (Miscellaneous Revenue)	5.13	5-1-2024	4,635,000	5,028,558
Lakeland FL Hospital System Lakeland Regional Health System (Health Revenue)	5.00	11-15-2022	4,495,000	5,016,195
Manatee County FL HFA SFHR Series A (Housing Revenue, GNMA/FNMA Insured)	6.57	5-1-2039	25,000	26,422
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2017	1,000,000	1,085,320
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	4,310,000	4,531,017
Orange County FL IDA Various Central Florida Kidney Centers (Industrial Development Revenue, SunTrust Bank LOC) ø	0.22	12-1-2020	1,000,000	1,000,000
Orange County FL Tourist Development Tax (Miscellaneous Revenue, Ambac/MBIA Insured)	6.00	10-1-2016	110,000	115,286
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.31	8-1-2029	18,045,000	18,045,000
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	500,000	542,800
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2016	780,000	795,382

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00%	5-1-2017	$565,000	$581,069
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2018	580,000	599,175
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2017	805,000	827,894
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2018	825,000	852,275
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	3,055,000	3,237,536

				80,917,441

Georgia: 1.37%
Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.61	11-1-2038	5,000,000	5,133,850
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project (Industrial Development Revenue) ±	1.75	12-1-2049	2,000,000	2,029,060
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.40	1-1-2040	5,500,000	5,566,385
Cherokee County GA Water & Sewage Authority (Water & Sewer Revenue, National Insured)	6.90	8-1-2018	5,000	5,027
Gainesville-Hall County GA Hospital Authority Health System Project Series B (Health Revenue) ±	0.98	8-15-2035	6,000,000	6,008,280
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2024	2,500,000	1,442,875
Private Colleges & Universities Authority of Georgia (Education Revenue)	5.00	10-1-2019	1,325,000	1,495,236

				21,680,713

Guam: 0.18%
Guam Department of Education John F. Kennedy High School Project Series A Certificate of Participation (Miscellaneous Revenue)	5.50	12-1-2015	495,000	503,257
Guam Government Waterworks Authority Water & Wastewater System (Water & Sewer Revenue)	4.00	7-1-2016	1,255,000	1,303,456
Guam Government Waterworks Authority Water & Wastewater System Series A (Water & Sewer Revenue)	5.00	7-1-2020	1,000,000	1,126,920

				2,933,633

Illinois: 18.57%
Chicago IL Board of Education Dedicated Series C2 (GO) ±	1.14	3-1-2032	9,900,000	9,837,828
Chicago IL Board of Education School Reform Board Series A (GO, National Insured)	5.25	12-1-2020	1,000,000	1,129,690
Chicago IL Board of Education School Reform Board Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	10,255,000	7,918,091
Chicago IL Board of Education Series 2012-001 (GO, Dexia Credit Local LIQ) 144Aø	0.56	12-1-2034	12,185,000	12,185,000
Chicago IL Board of Education Series A3 (GO) ±	0.87	3-1-2036	16,200,000	15,743,322
Chicago IL CAB (GO, National Insured) ±	5.50	1-1-2019	3,225,000	3,387,992
Chicago IL O’Hare International Airport Series B (Airport Revenue, National Insured)	6.00	1-1-2027	1,800,000	1,808,190
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2023	1,350,000	1,582,430
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2024	1,415,000	1,643,225

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Park District Harbor Facilities Series D (GO)	5.00%	1-1-2022	$1,500,000	$1,760,475
Chicago IL Park District Harbor Facilities Series D (GO)	5.00	1-1-2023	1,175,000	1,391,470
Chicago IL Park District Limited Tax Series B (GO)	5.00	1-1-2022	4,495,000	5,275,557
Chicago IL Refunding Bond (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.16	1-1-2034	11,320,000	11,320,000
Chicago IL Refunding Bonds Series A (GO, AGM Insured)	5.00	1-1-2024	2,400,000	2,478,936
Chicago IL Refunding Bonds Series C (GO)	5.00	1-1-2021	2,030,000	2,225,712
Chicago IL ROC RR-II-R-11940 (GO, Citibank NA LIQ) 144Aø	0.29	7-1-2028	6,250,000	6,250,000
Chicago IL Series A (GO)	4.00	1-1-2019	810,000	857,563
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	9,750,000	10,065,705
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2023	2,985,000	3,082,878
Chicago IL Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2025	5,000,000	5,327,200
Chicago IL Series A (GO)	5.25	1-1-2022	2,035,000	2,164,223
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2021	4,675,000	4,785,657
Chicago IL Series D (GO, Ambac Insured)	5.00	12-1-2022	3,915,000	4,112,473
Chicago IL Series G (GO, Ambac Insured)	5.00	12-1-2024	1,100,000	1,148,895
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A (Tax Revenue)	5.00	6-1-2022	1,635,000	1,841,991
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGM Insured)	5.25	6-1-2022	1,800,000	2,007,378
Chicago IL Waterworks Revenue Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2021	1,000,000	1,070,920
Chicago IL Waterworks Revenue Sub Series 2000-1 (Water & Sewer Revenue, JPMorgan Chase & Company LOC) ø	0.05	11-1-2030	1,000,000	1,000,000
Chicago IL Waterworks Revenue Sub Series 2000-2 (Water & Sewer Revenue, JPMorgan Chase & Company LOC) ø	0.05	11-1-2030	6,000,000	6,000,000
Cook & Du Page Counties IL Combined School District #113A CAB (GO, National Insured) ¤	0.00	12-1-2019	1,025,000	843,698
Cook County IL Community College District #510 South Suburban College CAB (GO, AGM Insured) ¤	0.00	12-1-2015	1,090,000	1,080,986
Cook County IL School District #123 Oak Lawn CAB (GO, National Insured) ¤	0.00	12-1-2021	1,090,000	900,929
Cook County IL Series A (GO)	5.25	11-15-2022	10,000,000	11,491,600
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1115 (Miscellaneous Revenue, Deutsche Bank LIQ) 144Aø	0.20	5-15-2041	8,075,000	8,075,000
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1379 (Miscellaneous Revenue, Deutsche Bank LIQ) 144Aø	0.16	5-1-2032	10,000,000	10,000,000
Huntley IL Special Service Area #6 (Tax Revenue, AGM Insured)	4.60	3-1-2017	699,000	708,485
Illinois (GO)	5.00	1-1-2018	4,500,000	4,925,610
Illinois (Miscellaneous Revenue)	5.00	7-1-2022	1,880,000	2,112,105
Illinois (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2023	4,875,000	5,554,770
Illinois Finance Authority Proctor Hospital Project Series A (Health Revenue)	5.13	1-1-2025	4,800,000	5,001,456
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-2020	4,530,000	4,846,828
Illinois Municipal Electric Agency Power Series A (Utilities Revenue, National Insured)	5.25	2-1-2021	3,840,000	4,189,248
Illinois Refunding Bonds (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,050,000	5,739,729
Illinois Series 2004 (GO)	5.00	9-1-2016	1,400,000	1,405,460
Illinois Series 2010 (GO)	5.00	1-1-2017	1,250,000	1,341,275
Illinois Series 2012 (Miscellaneous Revenue)	5.00	8-1-2021	5,620,000	6,330,368
Illinois Series A (GO)	5.00	4-1-2020	2,000,000	2,242,160
Illinois Series A (GO)	5.00	4-1-2023	3,500,000	3,940,020
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	2,370,000	1,809,448

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.06%	1-1-2031	$28,205,000	$28,205,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, Bank of America NA SPA) ø	0.07	1-1-2031	10,000,000	10,000,000
Kendall Kane & Will Counties IL Community Unit School District Series C (GO, AGM Insured) ¤	0.00	10-1-2017	1,350,000	1,302,021
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO, Ambac Insured) ¤	0.00	2-1-2017	1,610,000	1,517,489
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO, Ambac Insured) ¤	0.00	2-1-2018	1,000,000	906,190
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	1,100,000	954,668
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, National Insured) ¤	0.00	1-1-2018	4,000,000	3,872,800
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,122,017
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2021	7,410,000	7,990,648
St. Clair County IL School District Series B (GO, National Insured)	4.75	1-1-2018	655,000	698,905
University of Illinois Utility Infrastructure Projects Series 2004 (Education Revenue, Bank of New York Mellon SPA) ø	0.08	8-15-2021	25,000,000	25,000,000
Will County IL School District #114 CAB Series C (GO, National Insured) ¤	0.00	12-1-2021	855,000	668,738

				294,180,452

Indiana: 2.74%
Dearborn County IN EDA Hospital Project (Health Revenue, Fifth Third Bank LOC) ø	0.19	4-1-2036	3,600,000	3,600,000
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	16,205,000	17,415,027
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.91	11-15-2031	11,000,000	11,060,060
Indiana HFFA Ancilla System Incorporated (Health Revenue, National Insured)	5.25	7-1-2022	325,000	326,355
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2017	625,000	660,219
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2018	400,000	426,740
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	0.79	12-1-2044	10,000,000	9,950,000

				43,438,401

Iowa: 0.25%
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.50	12-1-2015	740,000	750,686
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.88	12-1-2016	2,345,000	2,419,782
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12-1-2017	740,000	774,173

				3,944,641

Kansas: 0.03%
Kansas Development Finance Authority (Health Revenue)	5.00	11-15-2015	500,000	518,490

Kentucky: 1.67%
Allen County KY Camp Courageous Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.24	12-1-2025	5,000,000	5,000,000
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	1.79	2-1-2040	8,000,000	8,036,800

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Kentucky (continued)
Christian County KY Jennie Stuart Medical Center (Health Revenue, AGM Insured)	5.25%	2-1-2018	$1,520,000	$1,606,944
Kentucky EDFA Masonic Homes of Kentucky (Health Revenue)	3.00	11-15-2015	720,000	725,933
Kentucky EDFA Masonic Homes of Kentucky (Health Revenue)	4.00	11-15-2016	740,000	760,986
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2022	1,000,000	789,840
Lexington-Fayette KY Urban County Government First Bracktown Incorporated Project (Industrial Development Revenue, Fifth Third Bank LOC) ø	0.19	12-1-2031	3,806,000	3,806,000
Lexington-Fayette KY Urban County Government Northeast Christian Project (Miscellaneous Revenue, Fifth Third Bank LOC) ø	0.19	1-1-2033	4,430,000	4,430,000
Pikeville KY Hospital Pikeville Medical Center (Health Revenue)	4.00	3-1-2015	750,000	753,998
Pikeville KY Hospital Pikeville Medical Center (Health Revenue)	5.00	3-1-2016	500,000	523,155

				26,433,656

Louisiana: 1.51%
Louisiana HFA SFHR Home Owner Series C-2 (Housing Revenue, GNMA Insured)	5.55	6-1-2035	110,000	112,696
Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00	5-15-2024	7,500,000	7,572,000
Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00	5-15-2025	7,500,000	7,771,350
New Orleans LA (GO, National Insured)	5.25	12-1-2022	3,540,000	3,684,715
St. Bernard Parish LA (Tax Revenue)	4.00	3-1-2019	3,355,000	3,636,485
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	4-1-2015	600,000	604,494
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	4-1-2016	500,000	517,120

				23,898,860

Maryland: 0.98%
Baltimore MD MSTR Series 152 (Water & Sewer Revenue, Societe Generale LOC, National Insured) 144Aø	0.17	7-1-2020	8,940,000	8,940,000
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.29	7-1-2034	6,625,000	6,626,060

				15,566,060

Massachusetts: 2.95%
Massachusetts Educational Financing Authority (Education Revenue)	5.00	7-1-2018	750,000	832,403
Massachusetts Educational Financing Authority (Education Revenue)	5.00	7-1-2019	5,000,000	5,571,750
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	0.47	1-1-2018	3,000,000	3,014,910
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, JPMorgan Chase & Company SPA) ø	0.05	8-1-2037	23,600,000	23,600,000
University of Massachusetts Building Authority Series A (Education Revenue, Barclays Bank plc SPA) ø	0.02	5-1-2038	13,800,000	13,800,000

				46,819,063

Michigan: 5.46%
Clarkston MI Community Schools (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2021	4,500,000	5,244,705
Clarkston MI Community Schools (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2022	5,000,000	5,869,550
Constantine MI Public Schools (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2020	350,000	405,552
Constantine MI Public Schools (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2021	1,200,000	1,407,192

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Detroit MI Distribution of State Aid (GO)	4.50%	11-1-2023	$975,000	$1,050,163
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2015	875,000	851,559
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2016	1,370,000	1,271,442
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2017	3,015,000	2,591,935
Forest Hills MI Public Schools (GO) %%	5.00	5-1-2020	1,600,000	1,869,392
Forest Hills MI Public Schools (GO) %%	5.00	5-1-2021	1,600,000	1,896,864
Fraser MI Public Schools District (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2021	1,000,000	1,164,820
Fraser MI Public Schools District (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2022	610,000	716,408
Grand Haven MI (Utilities Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,052,990
Hudsonville MI Public Schools (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2021	1,465,000	1,705,553
Hudsonville MI Public Schools (GO, Qualified School Bond Loan Fund Insured) %%	5.00	5-1-2022	1,475,000	1,731,517
Michigan Finance Authority Limited Obligation Cesar Chavez Academy Project (Education Revenue)	4.25	2-1-2017	1,000,000	1,004,520
Michigan Finance Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2020	1,500,000	1,657,770
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2018	1,500,000	1,652,160
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2019	1,500,000	1,667,715
Michigan Finance Authority Series A (Health Revenue)	5.00	6-1-2015	1,090,000	1,107,952
Michigan Finance Authority Series H-1 (Tax Revenue)	5.00	10-1-2021	1,565,000	1,799,734
Michigan Finance Authority St. John Health System Series A (Health Revenue, Ambac Insured)	5.00	5-15-2018	300,000	301,176
Michigan Financial Authority Local Government Loan Program Series C7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,000,000	2,291,480
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2022	2,700,000	3,113,208
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2023	1,000,000	1,157,220
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	6,355,000	7,237,455
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	1,080,000	1,237,399
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2023	3,670,000	4,229,088
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	2,130,000	2,470,353
Michigan Hospital Finance Authority Hospice of Michigan (Miscellaneous Revenue, Fifth Third Bank LOC) ø	0.19	9-1-2027	1,510,000	1,510,000
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2019	500,000	506,910
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	150,000	153,654
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2018	595,000	611,892
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.13	5-1-2020	500,000	506,460
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2023	1,900,000	1,941,401

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35%	11-1-2028	$1,500,000	$1,524,825
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	7,500,000	7,566,900
Saginaw County MI Economic Development Corporation Limited Obligation Lease (Miscellaneous Revenue)	3.00	12-1-2015	235,000	239,035
Southfield MI Public Schools (GO, National/Qualified School Bond Loan Fund Insured)	4.38	5-1-2025	1,950,000	2,076,575
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series A (Airport Revenue)	5.00	12-1-2022	7,500,000	8,599,275
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-2022	1,000,000	1,139,720
Wayne County MI Building Authority Capital Improvement Series A (GO, National Insured)	5.25	6-1-2016	370,000	371,502

				86,505,021

Minnesota: 1.71%
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.04	8-15-2037	14,495,000	14,495,000
Minnesota HEFAR Carleton College Series 5G (Education Revenue, JPMorgan Chase & Company SPA) ø	0.07	11-1-2029	12,100,000	12,100,000
St. Paul MN Housing & RDA Charter School Hmong College Prep Academy Series A (Miscellaneous Revenue)	4.75	9-1-2022	500,000	525,675

				27,120,675

Mississippi: 0.52%
Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A (Health Revenue, National Insured)	6.20	7-1-2018	200,000	200,596
Perry County MS PCR Leaf River Forest Product Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	0.26	2-1-2022	8,000,000	8,000,000

				8,200,596

Missouri: 0.51%
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2015	3,000,000	3,069,480
St. Louis MO PFOTER Series 3584 (Airport Revenue, National Insured, Dexia Credit Local LIQ) ø	0.23	7-1-2030	4,980,000	4,980,000

				8,049,480

Nebraska: 0.35%
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2022	2,420,000	2,731,696
Nebraska Higher Education Loan Program Foundation for Educational Funding Project (Education Revenue, National/FHA Insured) ¤	0.00	12-15-2015	2,970,000	2,873,416

				5,605,112

Nevada: 0.20%
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	4.00	9-1-2015	400,000	407,632
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	4.00	9-1-2016	400,000	417,536
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	5.00	9-1-2018	700,000	774,466
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	3.00	6-1-2017	745,000	749,142

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Nevada (continued)
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	4.00%	6-1-2018	$735,000	$758,682

				3,107,458

New Hampshire: 0.03%
New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00	7-1-2016	520,000	549,370

New Jersey: 2.50%
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Port Authority Revenue)	5.00	1-1-2017	2,100,000	2,276,400
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Port Authority Revenue)	5.00	1-1-2018	1,230,000	1,373,541
Jersey City NJ (GO, AGM Insured)	4.00	9-1-2018	1,140,000	1,238,291
New Jersey EDA Elite Pharmaceuticals Project Series A (Industrial Development Revenue)	6.50	9-1-2030	510,000	460,137
New Jersey EDA School Facilities Construction Project Series C (Miscellaneous Revenue) ±	1.83	2-1-2018	6,500,000	6,673,030
New Jersey EDA School Facilities Construction Project Series E (Miscellaneous Revenue) ±	1.74	2-1-2016	1,100,000	1,106,644
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.59	9-1-2027	12,500,000	12,472,625
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2024	1,645,000	1,883,196
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2020	500,000	578,040
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2021	585,000	673,405
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2021	900,000	1,046,520
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2023	400,000	462,836
New Jersey TTFA PFOTER Series 109 (Transportation Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local SPA) 144Aø	0.24	12-15-2030	5,500,000	5,500,000
Newark NJ Housing Authority (Miscellaneous Revenue, National Insured)	5.25	1-1-2019	2,995,000	3,366,170
Paterson NJ General Improvement (GO, AGM Insured)	5.00	6-15-2020	400,000	441,444

				39,552,279

New Mexico: 1.24%
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, Ambac Insured)	5.50	6-1-2015	1,000,000	1,014,760
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, Ambac Insured)	5.50	6-1-2016	1,000,000	1,045,680
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	0.89	12-1-2028	460,000	457,691
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.85	11-1-2039	17,100,000	17,210,124

				19,728,255

New York: 10.18%
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A (Education Revenue)	3.88	4-15-2023	1,000,000	981,490
Build New York City Resource Corporation Pratt Paper Incorporated Project (Industrial Development Revenue) 144A	3.75	1-1-2020	1,000,000	1,013,620
Build New York City Resource Corporation Pratt Paper Incorporated Project (Industrial Development Revenue) 144A	4.50	1-1-2025	250,000	254,783

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1190 (Airport Revenue, Deutsche Bank LIQ) 144Aø	0.14%	12-15-2041	$6,035,000	$6,035,000
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-2025	7,195,000	7,202,843
New York Dormitory Authority Presbyterian Hospital (Health Revenue, AGM/FHA Insured)	5.25	8-15-2015	640,000	644,454
New York Dormitory Authority St. John University Series B-1 (Education Revenue, Bank of America NA LOC) ø	0.06	7-1-2034	5,555,000	5,555,000
New York Energy R&D Authority Electric & Gas Corporation Series A (Utilities Revenue)	2.13	3-15-2015	1,000,000	1,002,990
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC) ø	0.22	11-1-2049	4,000,000	4,000,000
New York IDA American Airlines JFK International Airport (Industrial Development Revenue)	7.50	8-1-2016	1,610,000	1,704,298
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.12	4-1-2017	4,250,000	4,186,250
New York Metropolitan Transportation Authority Dedicated Tax Fund (Tax Revenue) ±	0.99	11-1-2019	7,500,000	7,620,975
New York NY City Housing Authority Lease Purchase Agreement (Housing Revenue) (i)	4.78	1-6-2016	975,238	989,867
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.11	6-15-2032	15,865,000	15,865,000
New York NY Municipal Water Finance Authority Series F-1 (Water & Sewer Revenue, Mizuho Bank Limited SPA) ø	0.02	6-15-2033	10,000,000	10,000,000
New York NY Sub Series A-6 (GO, AGM Insured, Dexia Credit Local SPA) ø	0.16	11-1-2026	3,300,000	3,300,000
New York NY Sub Series C-2 (GO, Bayerische Landesbank LOC) ø	0.03	8-1-2020	13,500,000	13,500,000
New York NY Sub Series J-4 (GO) ±	0.59	8-1-2025	6,700,000	6,694,104
New York Port Authority of New York and New Jersey Consolidated Series 185 (Port Authority Revenue)	5.00	9-1-2021	31,060,000	36,473,137
New York Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	6-1-2022	3,000,000	3,280,560
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2021	9,500,000	10,407,535
New York Urban Development Corporation (Tax Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) 144Aø	0.13	3-15-2024	7,980,000	7,980,000
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	7,770,000	7,777,848
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2015	250,000	252,553
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2016	300,000	310,764
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2017	250,000	268,675
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2018	500,000	546,945
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-2017	1,000,000	1,097,470
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2019	575,000	649,077
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2020	625,000	715,350
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2017	900,000	934,353

				161,244,941

North Carolina: 1.26%
North Carolina Medical Care Commission Healthcare Facilities Series A (Health Revenue, JPMorgan Chase & Company SPA) ø	0.06	11-1-2034	20,000,000	20,000,000

North Dakota: 0.17%
Ward County ND Health Care Facility Trinity Obligated Group Series B (Health Revenue)	6.25	7-1-2021	1,425,000	1,430,729

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

North Dakota (continued)
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00%	3-1-2016	$400,000	$409,588
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series B-1 (Tax Revenue)	2.00	3-1-2032	820,000	820,098

				2,660,415

Ohio: 2.34%
Akron OH Sanitary Sewer System Improvement Project (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2017	750,000	802,110
Montgomery County OH Catholic Health Initiatives Series C2 (Health Revenue, U.S. Bank NA SPA) ø	0.10	10-1-2041	15,000,000	15,000,000
Montgomery County OH Catholic Health Refunding Bond Series B-2 (Health Revenue, U.S. Bank NA SPA) ø	0.10	3-1-2027	7,000,000	7,000,000
Ohio Air Quality Development Authority Pollution Control Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10	3-1-2023	2,000,000	2,048,760
Ohio HFA SFHR CAB Series A (Housing Revenue, FGIC/FHA/VA Insured) ¤	0.00	1-15-2015	5,725	5,724
Ohio University Hospitals Health Systems Series B (Health Revenue) ø	0.35	1-15-2033	5,000,000	5,000,000
Ohio Water Development Authority Pollution Control Facilities Refunding Bond FirstEnergy Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	7,000,000	7,179,060

				37,035,654

Oklahoma: 0.20%
Comanche County OK Hospital Authority Series A (Health Revenue)	5.00	7-1-2018	795,000	854,577
Tulsa OK Airports Improvement Trust Series B (Airport Revenue)	4.75	6-1-2018	325,000	329,748
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	2,013,840

				3,198,165

Oregon: 0.08%
Umatilla County OR Hospital Facilities Authority Series B (Health Revenue, Bayerische Landesbank SPA) ø	0.12	12-1-2024	1,300,000	1,300,000

Other: 0.14%
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	2,286,768	2,290,061

Pennsylvania: 6.32%
Allegheny County PA Airport Authority PFOTER Series 3965 (Airport Revenue, National Insured, Dexia Credit Local LIQ) ø	0.28	1-1-2020	7,535,000	7,535,000
Allegheny County PA RDA Pittsburgh Mills Project (Tax Revenue)	5.60	7-1-2023	1,500,000	1,527,270
Beaver County PA IDA FirstEnergy Nuclear Series B (Industrial Development Revenue) ±	3.50	12-1-2035	2,000,000	2,061,440
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.54	11-1-2039	8,750,000	8,974,525
Butler County PA General Authority South Park School District Project (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ø	0.08	8-1-2027	9,995,000	9,995,000
Butler County PA Hospital Authority Series A (Health Revenue, Royal Bank of Scotland LOC) ø	0.24	10-1-2042	5,400,000	5,400,000
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	4,860,000	4,862,770
Delaware County PA IDA Chester Community Charter School (Education Revenue)	4.50	8-15-2017	2,990,000	3,046,900
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	1,191,000	1,317,842

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania EDFA Solid Waste Refunding Bond Republic Services Incorporated Project Series A (Resource Recovery Revenue) ø	0.37%	4-1-2019	$4,750,000	$4,750,000
Pennsylvania EDFA Solid Waste Refunding Bond Republic Services Incorporated Project Series B (Resource Recovery Revenue) ø	0.30	12-1-2030	1,885,000	1,885,000
Pennsylvania HEFAR Shippensburg University Student Services (Education Revenue)	4.00	10-1-2017	550,000	570,587
Pennsylvania Public School Building Authority Albert Gallatin Area School District Project (Miscellaneous Revenue) ±	0.90	9-1-2024	4,500,000	4,506,525
Pennsylvania Public School Building Authority Series 11396 (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.22	12-1-2023	5,000,000	5,000,000
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	0.72	12-1-2018	11,000,000	11,060,500
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.31	12-1-2020	10,000,000	10,237,000
Philadelphia PA Authority for Industrial Development Tacony Academy Christian School Project Series A-1 (Education Revenue)	6.25	6-15-2023	730,000	794,897
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2017	1,500,000	1,603,140
St. Marys PA Hospital Authority Catholic Series B (Health Revenue, Bayerische Landesbank SPA) ø	0.12	12-1-2024	4,600,000	4,600,000
St. Marys PA Hospital Authority Health System Catholic Health East Series B (Health Revenue)	5.00	11-15-2015	930,000	933,636
Susquehanna PA Area Regional Airport Authority System Series A (Airport Revenue)	5.00	1-1-2019	3,630,000	4,020,080
Susquehanna PA Area Regional Airport Authority System Series A (Airport Revenue)	5.00	1-1-2020	4,855,000	5,427,016

				100,109,128

Puerto Rico: 3.11%
Puerto Rico Aqueduct & Sewer Authority Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2016	5,190,000	5,333,452
Puerto Rico CAB Refunding Bonds (Miscellaneous Revenue, National Insured) ¤	0.00	7-1-2016	400,000	362,036
Puerto Rico Electric Power Authority Series L (Utilities Revenue, National Insured)	5.50	7-1-2016	2,540,000	2,621,128
Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	7,025,000	7,049,026
Puerto Rico Government Development Bank Series 3402 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.50	6-30-2015	15,000,000	15,000,000
Puerto Rico Highway & Transportation Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2017	3,165,000	3,183,389
Puerto Rico Highway & Transportation Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2018	2,955,000	2,978,551
Puerto Rico Municipal Finance Authority Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2015	925,000	929,986
Puerto Rico Municipal Finance Authority Series C (Miscellaneous Revenue, AGM Insured)	5.25	8-1-2017	300,000	307,254
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	8,550,000	9,801,464
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	1,695,000	1,698,458

				49,264,744

Rhode Island: 0.66%
Providence RI RDA (Miscellaneous Revenue, Ambac Insured)	4.75	4-1-2020	2,710,000	2,720,027
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	975,000	976,385
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2018	2,180,000	2,294,821
Rhode Island HEFA Educational Facilitation Meeting Center (Miscellaneous Revenue, Citizens Bank LOC) ø	0.17	6-1-2035	4,445,000	4,445,000
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	4-1-2027	15,000	15,186

				10,451,419

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

South Carolina: 0.93%
South Carolina EDA York Preparatory Academy Project Series A (Education Revenue)	5.75%	11-1-2023	$1,080,000	$1,128,557
South Carolina Jobs EDA Ebenezer Nursing Series A (Health Revenue, GNMA Insured)	6.90	1-20-2037	2,890,000	2,900,924
South Carolina Public Service Authority Series 3065X (Utilities Revenue, Credit Suisse LIQ) 144Aø	0.04	1-1-2038	10,640,000	10,640,000

				14,669,481

South Dakota: 0.07%
South Dakota HEFA (Health Revenue)	4.50	9-1-2019	990,000	1,079,991

Tennessee: 1.78%
Clarksville TN Natural Gas Acquisition Corporation Gas Revenue Bonds (Utilities Revenue)	5.00	12-15-2021	640,000	731,072
Shelby County TN HEFA Methodist Le Bonheur Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.05	6-1-2042	5,100,000	5,100,000
Shelby County TN Series C (GO, JPMorgan Chase & Company SPA) ø	0.07	12-1-2031	4,850,000	4,850,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,655,000	1,828,245
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	4,000,000	4,553,560
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2020	4,720,000	5,412,707
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	4,000,000	4,610,720
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	1,010,000	1,087,750

				28,174,054

Texas: 7.70%
Austin TX Airport Systems Revenue Bond (Airport Revenue) %%	5.00	11-15-2026	1,655,000	1,969,268
Austin TX Airport Systems Revenue Bond (Airport Revenue) %%	5.00	11-15-2027	1,300,000	1,536,249
Austin TX Airport Systems Revenue Bond (Airport Revenue) %%	5.00	11-15-2028	1,500,000	1,758,840
Austin TX Housing Finance Corporation SFHR (Housing Revenue) ¤	0.00	2-1-2016	1,530,000	22,537
Austin TX Independent School District (GO)	5.00	8-1-2024	4,470,000	5,574,850
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2021	1,000,000	1,179,670
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2023	500,000	595,115
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50	12-15-2016	20,000	20,121
Dallas TX International Airport Facilities Series 2001-A1 (Industrial Development Revenue)	6.15	1-1-2016	3,000,000	3,040,950
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1149 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.29	8-15-2043	4,985,000	4,985,000
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-2017	1,100,000	1,178,331
Houston TX Airport System United Airlines Incorporated Terminal E Project (Airport Revenue)	4.50	7-1-2020	3,400,000	3,614,234
Lubbock TX Health Facilities Development Corporation Lutheran Retirement (Housing Revenue, GNMA Insured)	6.00	3-20-2029	1,000,000	1,002,500
Midtown TX RDA (Tax Revenue)	4.00	1-1-2016	1,980,000	2,047,419
Midtown TX RDA (Tax Revenue)	5.00	1-1-2017	2,270,000	2,439,024
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.24	4-1-2037	2,855,000	2,855,057
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Resource Recovery Revenue) ø	0.20	12-1-2039	6,500,000	6,500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Port Arthur TX Naval District Motiva Enterprises Series B (Industrial Development Revenue) ø	0.20%	4-1-2040	$6,100,000	$6,100,000
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2017	560,000	618,503
Tarrant County TX Cultural Educational Facilities Texas Health Resources Series B (Health Revenue) ø	0.18	11-15-2047	10,000,000	10,000,000
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2021	4,330,000	5,048,434
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.50	9-15-2017	6,465,000	6,473,792
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2020	6,500,000	7,506,720
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2021	3,000,000	3,494,820
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2023	6,000,000	6,848,160
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2020	1,715,000	1,918,433
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2021	1,275,000	1,434,630
Texas Transportation Commission Highway Improvement (GO)	5.00	4-1-2027	10,010,000	12,257,245
Texas Turnpike Authority Central Texas Turnpike System CAB (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2027	1,425,000	674,809
Waco TX Educational Finance Corporation Baylor University Series A (Education Revenue, Bank of New York Mellon SPA) ø	0.03	2-1-2032	16,675,000	16,675,000
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, National/FHA Insured)	7.65	7-1-2022	2,125,000	2,598,620

				121,968,331

Utah: 0.24%
Box Elder County UT Nucor Corporation Project (Industrial Development Revenue) ø	0.22	4-1-2028	3,000,000	3,000,000
Utah HFA RHA Community Services Project Series A (Health Revenue)	6.88	7-1-2027	755,000	755,815

				3,755,815

Vermont: 1.35%
Vermont Student Assistance Corporation Education Loan Revenue Series B (Education Revenue) ±	1.16	6-2-2042	14,941,828	14,920,611
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.74	6-1-2022	6,505,273	6,516,137

				21,436,748

Virgin Islands: 0.11%
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	1,600,000	1,724,624

Virginia: 0.47%
Caroline County VA Industrial Development Revenue Public Facility Lease BAN (Miscellaneous Revenue)	4.00	8-1-2016	1,810,000	1,813,131
Dulles VA Town Center CDA (Miscellaneous Revenue)	3.00	3-1-2015	550,000	550,605
Dulles VA Town Center CDA (Miscellaneous Revenue)	3.00	3-1-2016	620,000	622,021
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2017	1,910,000	1,945,526

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Virginia (continued)
Virginia Housing Development Authority AMT Series A Sub Series A-5 (Housing Revenue)	4.50%	1-1-2020	$2,600,000	$2,600,000

				7,531,283

Washington: 0.49%
King County WA Public Hospital District #1 Valley Medical Center Series A (Health Revenue)	4.00	6-15-2015	1,185,000	1,195,262
King County WA Public Hospital District #1 Valley Medical Center Series A (Health Revenue)	4.00	6-15-2016	1,480,000	1,513,596
Redmond WA Library Capital Facilities Area (GO)	5.00	12-1-2017	200,000	200,794
Seattle WA Housing Authority High Rise Rehabilitation Phase 1 (Housing Revenue, AGM Insured)	5.00	11-1-2025	1,000,000	1,032,420
Washington HCFR Catholic Health Initiatives Series B (Health Revenue, JPMorgan Chase & Company SPA) ø	0.12	3-1-2032	3,800,000	3,800,000

				7,742,072

Wisconsin: 1.61%
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1228 (Housing Revenue, Deutsche Bank LIQ) 144Aø	0.52	12-1-2048	5,700,000	5,700,000
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2019	7,140,000	8,167,721
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	4.75	8-1-2023	1,140,000	1,238,667
Wisconsin HEFA Beloit Health System Incorporation (Health Revenue)	5.00	4-1-2015	640,000	646,195
Wisconsin HEFA Wheaton Franciscan Series B (Health Revenue, U.S. Bank NA LOC) ø	0.04	8-15-2033	9,730,000	9,730,000

				25,482,583

Wyoming: 0.63%
Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø	0.22	1-1-2017	10,000,000	10,000,000

Total Municipal Obligations (Cost $1,552,861,147)				1,574,275,854

	Yield		Shares
Short-Term Investments: 2.56%

Investment Companies: 2.53%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		40,139,233	40,139,233

			Principal
U.S. Treasury Securities: 0.03%
U.S. Treasury Bill (z)#	0.02	3-19-2015	$475,000	474,982

Total Short-Term Investments (Cost $40,614,206)				40,614,215

Total investments in securities (Cost $1,593,475,353) *	101.93%	1,614,890,069
Other assets and liabilities, net	(1.93)	(30,575,557)

Total net assets	100.00%	$1,584,314,512

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	23

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

(i)	Illiquid security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,593,476,395 and unrealized gains (losses) consists of:

Gross unrealized gains	$24,389,434
Gross unrealized losses	(2,975,760)

Net unrealized gains	$21,413,674

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Strategic Municipal Bond Fund	Statement of assets and liabilities—December 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $1,553,336,120)	$1,574,750,836
In affiliated securities, at value (cost $40,139,233)	40,139,233

Total investments, at value (cost $1,593,475,353)	1,614,890,069
Receivable for investments sold	1,825,007
Receivable for Fund shares sold	8,394,038
Receivable for interest	9,996,022
Prepaid expenses and other assets	100,175

Total assets	1,635,205,311

Liabilities
Dividends payable	176,586
Payable for investments purchased	33,745,559
Payable for Fund shares redeemed	11,990,443
Payable for daily variation margin on open futures contracts	80,500
Due to custodian bank	3,800,268
Advisory fee payable	409,530
Distribution fees payable	102,311
Administration fees payable	241,232
Accrued expenses and other liabilities	344,370

Total liabilities	50,890,799

Total net assets	$1,584,314,512

NET ASSETS CONSIST OF
Paid-in capital	$1,562,338,828
Overdistributed net investment income	(87,766)
Accumulated net realized gains on investments	615,704
Net unrealized gains on investments	21,447,746

Total net assets	$1,584,314,512

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$604,817,662
Shares outstanding – Class A1	67,271,539
Net asset value per share – Class A	$8.99
Maximum offering price per share – Class A2	$9.41
Net assets – Class B	$1,255,537
Shares outstanding – Class B1	140,006
Net asset value per share – Class B	$8.97
Net assets – Class C	$155,529,700
Shares outstanding – Class C1	17,238,915
Net asset value per share – Class C	$9.02
Net assets – Administrator Class	$558,632,225
Shares outstanding – Administrator Class[1]	62,155,343
Net asset value per share – Administrator Class	$8.99
Net assets – Institutional Class	$264,079,388
Shares outstanding – Institutional Class[1]	29,377,603
Net asset value per share – Institutional Class	$8.99

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	25

Investment income
Interest	$14,145,434
Income from affiliated securities	15,957

Total investment income	14,161,391

Expenses
Advisory fee	2,413,094
Administration fees
Fund level	370,504
Class A	478,027
Class B	1,152
Class C	122,456
Administrator Class	284,355
Institutional Class	64,506
Shareholder servicing fees
Class A	746,918
Class B	1,799
Class C	191,337
Administrator Class	710,886
Distribution fees
Class B	5,398
Class C	574,013
Custody and accounting fees	36,932
Professional fees	31,861
Registration fees	92,348
Shareholder report expenses	24,668
Trustees’ fees and expenses	6,273
Other fees and expenses	14,025

Total expenses	6,170,552
Less: Fee waivers and/or expense reimbursements	(212,586)

Net expenses	5,957,966

Net investment income	8,203,425

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	3,871,585
Futures transactions	521,664

Net realized gains on investments	4,393,249

Net change in unrealized gains (losses) on:
Unaffiliated securities	2,116,759
Futures transactions	(19,905)

Net change in unrealized gains (losses) on investments	2,096,854

Net realized and unrealized gains (losses) on investments	6,490,103

Net increase in net assets resulting from operations	$14,693,528

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Strategic Municipal Bond Fund	Statement of changes in net assets

	Six months ended December 31, 2014 (unaudited)		Year ended June 30, 2014

Operations
Net investment income		$8,203,425		$23,693,165
Net realized gains on investments		4,393,249		10,580,085
Net change in unrealized gains (losses) on investments		2,096,854		17,323,748

Net increase in net assets resulting from operations		14,693,528		51,596,998

Distributions to shareholders from
Net investment income
Class A		(3,295,307)		(11,410,485)
Class B		(2,621)		(20,197)
Class C		(268,434)		(1,639,759)
Administrator Class		(3,510,228)		(9,898,992)
Institutional Class		(1,126,838)		(723,431)
Net realized gains
Class A		(5,154,519)		(3,590,262)
Class B		(10,851)		(10,326)
Class C		(1,307,185)		(845,496)
Administrator Class		(4,674,679)		(2,870,855)
Institutional Class		(2,007,331)		(188,481)

Total distributions to shareholders		(21,357,993)		(31,198,284)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	14,136,802	127,848,525	28,926,675	257,655,705
Class B	460	4,170	1,935	17,022
Class C	2,359,706	21,417,645	3,619,687	32,409,215
Administrator Class	20,668,699	186,904,778	32,247,991	287,028,535
Institutional Class	28,112,804	253,890,678	3,333,368	29,628,574

		590,065,796		606,739,051

Reinvestment of distributions
Class A	880,558	7,934,711	1,607,617	14,270,441
Class B	1,383	12,416	3,048	26,940
Class C	143,525	1,297,150	237,798	2,114,754
Administrator Class	848,850	7,648,725	1,227,149	10,891,131
Institutional Class	248,358	2,238,223	90,792	805,172

		19,131,225		28,108,438

Payment for shares redeemed
Class A	(20,451,865)	(184,534,106)	(26,507,307)	(234,944,257)
Class B	(30,249)	(273,208)	(77,083)	(681,165)
Class C	(1,420,005)	(12,891,603)	(4,793,086)	(42,673,690)
Administrator Class	(16,554,206)	(149,817,843)	(35,059,711)	(310,718,456)
Institutional Class	(2,254,949)	(20,399,772)	(3,744,238)	(33,295,959)

		(367,916,532)		(622,313,527)

Net increase in net assets resulting from capital share transactions		241,280,489		12,533,962

Total increase in net assets		234,616,024		32,932,676

Net assets
Beginning of period		1,349,698,488		1,316,765,812

End of period		$1,584,314,512		$1,349,698,488

Overdistributed net investment income		$(87,766)		$(87,763)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Strategic Municipal Bond Fund	27

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30				Year ended May 31
CLASS A		2014	2013	2012	2011[1]	2011[2]	2010[2]
Net asset value, beginning of period	$9.03	$8.87	$8.94	$8.77	$8.75	$8.67	$8.59
Net investment income	0.05	0.17	0.13	0.21	0.02	0.26	0.25
Net realized and unrealized gains (losses) on investments	0.04	0.21	0.01	0.18	0.02	0.08	0.08

Total from investment operations	0.09	0.38	0.14	0.39	0.04	0.34	0.33
Distributions to shareholders from
Net investment income	(0.05)	(0.17)	(0.13)	(0.21)	(0.02)	(0.26)	(0.25)
Net realized gains	(0.08)	(0.05)	(0.08)	(0.01)	0.00	0.00	0.00

Total distributions to shareholders	(0.13)	(0.22)	(0.21)	(0.22)	(0.02)	(0.26)	(0.25)
Net asset value, end of period	$8.99	$9.03	$8.87	$8.94	$8.77	$8.75	$8.67
Total return[3]	0.97%	4.41%	1.59%	4.48%	0.49%	4.01%	3.76%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.83%	0.82%	0.83%	0.83%	0.88%	0.99%
Net expenses	0.81%	0.82%	0.82%	0.83%	0.83%	0.87%	0.99%
Net investment income	1.10%	1.91%	1.49%	2.31%	3.15%	3.02%	2.85%
Supplemental data
Portfolio turnover rate	20%	51%	49%	74%	12%	130%	40%
Net assets, end of period (000s omitted)	$604,818	$656,256	$609,303	$549,357	$353,518	$330,896	$329,475

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Strategic Municipal Bond Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Strategic Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30				Year ended May 31
CLASS B		2014	2013	2012	2011[1]	2011[2]	2010[2]
Net asset value, beginning of period	$9.00	$8.85	$8.92	$8.75	$8.73	$8.65	$8.57
Net investment income	0.02 [3]	0.10 [3]	0.07 [3]	0.15 [3]	0.02 [3]	0.19 [3]	0.19 [3]
Net realized and unrealized gains (losses) on investments	0.05	0.20	0.01	0.17	0.02	0.09	0.07

Total from investment operations	0.07	0.30	0.08	0.32	0.04	0.28	0.26
Distributions to shareholders from
Net investment income	(0.02)	(0.10)	(0.07)	(0.14)	(0.02)	(0.20)	(0.18)
Net realized gains	(0.08)	(0.05)	(0.08)	(0.01)	0.00	0.00	0.00

Total distributions to shareholders	(0.10)	(0.15)	(0.15)	(0.15)	(0.02)	(0.20)	(0.18)
Net asset value, end of period	$8.97	$9.00	$8.85	$8.92	$8.75	$8.73	$8.65
Total return[4]	0.70%	3.53%	0.83%	3.71%	0.43%	3.23%	2.99%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.58%	1.57%	1.58%	1.58%	1.64%	1.74%
Net expenses	1.56%	1.57%	1.57%	1.58%	1.58%	1.63%	1.74%
Net investment income	0.36%	1.17%	0.77%	1.69%	2.40%	2.20%	2.20%
Supplemental data
Portfolio turnover rate	20%	51%	49%	74%	12%	130%	40%
Net assets, end of period (000s omitted)	$1,256	$1,516	$2,128	$3,738	$6,741	$7,531	$16,123

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Strategic Municipal Bond Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Strategic Municipal Bond Fund	29

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30				Year ended May 31
CLASS C		2014	2013	2012	2011[1]	2011[2]	2010[2]
Net asset value, beginning of period	$9.06	$8.90	$8.97	$8.80	$8.78	$8.70	$8.62
Net investment income	0.02	0.10	0.07	0.14	0.02	0.20	0.18
Net realized and unrealized gains (losses) on investments	0.04	0.21	0.01	0.18	0.02	0.08	0.09

Total from investment operations	0.06	0.31	0.08	0.32	0.04	0.28	0.27
Distributions to shareholders from
Net investment income	(0.02)	(0.10)	(0.07)	(0.14)	(0.02)	(0.20)	(0.19)
Net realized gains	(0.08)	(0.05)	(0.08)	(0.01)	0.00	0.00	0.00

Total distributions to shareholders	(0.10)	(0.15)	(0.15)	(0.15)	(0.02)	(0.20)	(0.19)
Net asset value, end of period	$9.02	$9.06	$8.90	$8.97	$8.80	$8.78	$8.70
Total return[3]	0.59%	3.63%	0.83%	3.69%	0.42%	3.23%	2.99%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.58%	1.57%	1.58%	1.58%	1.63%	1.74%
Net expenses	1.56%	1.57%	1.57%	1.58%	1.58%	1.62%	1.74%
Net investment income	0.35%	1.16%	0.74%	1.59%	2.40%	2.26%	2.08%
Supplemental data
Portfolio turnover rate	20%	51%	49%	74%	12%	130%	40%
Net assets, end of period (000s omitted)	$155,530	$146,329	$152,155	$147,006	$113,724	$112,740	$130,775

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Strategic Municipal Bond Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Strategic Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30				Year ended May 31
ADMINISTRATOR CLASS		2014	2013	2012	2011[1]	2011[2]	2010[2]
Net asset value, beginning of period	$9.02	$8.87	$8.94	$8.76	$8.75	$8.67	$8.59
Net investment income	0.06	0.18	0.15	0.22	0.02	0.28	0.27
Net realized and unrealized gains (losses) on investments	0.05	0.20	0.01	0.19	0.01	0.08	0.08

Total from investment operations	0.11	0.38	0.16	0.41	0.03	0.36	0.35
Distributions to shareholders from
Net investment income	(0.06)	(0.18)	(0.15)	(0.22)	(0.02)	(0.28)	(0.27)
Net realized gains	(0.08)	(0.05)	(0.08)	(0.01)	0.00	0.00	0.00

Total distributions to shareholders	(0.14)	(0.23)	(0.23)	(0.23)	(0.02)	(0.28)	(0.27)
Net asset value, end of period	$8.99	$9.02	$8.87	$8.94	$8.76	$8.75	$8.67
Total return[3]	1.15%	4.44%	1.73%	4.76%	0.39%	4.20%	4.02%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.77%	0.76%	0.75%	0.77%	0.77%	0.75%
Net expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.69%	0.75%
Net investment income	1.23%	2.05%	1.62%	2.42%	3.32%	3.23%	3.03%
Supplemental data
Portfolio turnover rate	20%	51%	49%	74%	12%	130%	40%
Net assets, end of period (000s omitted)	$558,632	$516,069	$521,312	$435,170	$159,045	$146,149	$151,636

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Strategic Municipal Bond Fund.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Strategic Municipal Bond Fund	31

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2014	2013[1]
Net asset value, beginning of period	$9.03	$8.87	$9.06
Net investment income	0.07	0.20	0.08 [2]
Net realized and unrealized gains (losses) on investments	0.04	0.21	(0.10)

Total from investment operations	0.11	0.41	(0.02)
Distributions to shareholders from
Net investment income	(0.07)	(0.20)	(0.09)
Net realized gains	(0.08)	(0.05)	(0.08)

Total distributions to shareholders	(0.15)	(0.25)	(0.17)
Net asset value, end of period	$8.99	$9.03	$8.87
Total return[3]	1.14%	4.77%	(0.28)%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.50%	0.50%
Net expenses	0.48%	0.48%	0.48%
Net investment income	1.40%	2.27%	1.65%
Supplemental data
Portfolio turnover rate	20%	51%	49%
Net assets, end of period (000s omitted)	$264,079	$29,528	$31,868

1.	For the period from November 30, 2012 (commencement of class operations) to June 30, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. These financial statements report on the Wells Fargo Advantage Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	33

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

34	Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$1,569,099,737	$5,176,117	$1,574,275,854

Short-term investments
Investment companies	40,139,233	0	0	40,139,233
U.S. Treasury securities	474,982	0	0	474,982
Total assets	$40,614,215	$1,569,099,737	$5,176,117	$1,614,890,069
Liabilities

Futures contracts	$80,500	$0	$0	$80,500
Total liabilities	$80,500	$0	$0	$80,500

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2014, the advisory fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Notes to financial statements (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	35

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.82% for Class A shares, 1.57% for Class B shares, 1.57% for Class C shares, 0.68% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended December 31, 2014, Funds Distributor received $18,713 from the sale of Class A shares and $604 and $350 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2014 were $319,315,950 and $190,716,594, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2014, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At December 31, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at December 31, 2014	Unrealized gains (losses)
3-20-2015	JPMorgan	218 Short	10-Year U.S. Treasury Notes	$27,641,719	$82,648
3-31-2015	JPMorgan	210 Short	5-Year U.S. Treasury Notes	24,975,234	(49,618)

The Fund had an average notional amount of $15,340,326 in short futures contracts during the six months ended December 31, 2014.

On December 31, 2014, the cumulative unrealized gains on futures contracts in the amount of $33,030 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while

36	Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to financial statements (unaudited)

collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$80,500	$0	$(80,500)	$0
1.	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2014, the Fund paid $747 in commitment fees.

For the six months ended December 31, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	37

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

38	Wells Fargo Advantage Strategic Municipal Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	39

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

40	Wells Fargo Advantage Strategic Municipal Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFERs	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

230431 02-15 SA257/SAR257 12-14

Wells Fargo Advantage

Ultra Short-Term Municipal Income Fund

Semi-Annual Report

December 31, 2014

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The views expressed and any forward-looking statements are as of December 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Ultra Short-Term Municipal Income Fund for the six-month period that ended December 31, 2014. Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield. In fact, the longest-dated and weakest credits had the strongest returns. Municipal bond returns—as measured by the Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country—gained 2.88% for the six-month period that ended December 31, 2014.

Longer-maturity and lower-rated municipal bonds outperformed.

At the front end of the yield curve, municipal bond yields were extremely low because of the accommodative monetary policy. Throughout the reporting period, the U.S. Federal Reserve’s (Fed’s) monetary policymaking body kept its key interest rate near zero in order to support the economy and the financial system. Policymakers said they can be patient in normalizing monetary policy and that any increases in the target range for the federal funds rate will depend on incoming economic data. During the reporting period, the Fed reduced (or tapered) the size of its quantitative easing program each month until the program ended in October 2014, although it continues to reinvest principal and interest payments of the mortgage-backed securities and Treasury bonds it holds.

Longer-term yields declined during the second half of the year, with 10-year municipal yields declining from 2.33% as of June 30, 2014 to 2.10% as of December 31, 2014. For more perspective, the yield curve was steep on a historical basis at the beginning of the period and ended the period with the difference between 30-year and 2-year yields at 237 basis points (bps; 100 bps equals 1.00%), which was only slightly wider than its historical average. Because the yield curve was steep, longer-dated securities had higher yields. Given their longer maturities (as municipal yields fell further out the curve) and their more generous yields, longer-term bond returns outpaced shorter-term bonds.

Investors were also enticed to buy lower-rated securities for their higher yields. Over the six-month period that ended December 31, 2014, AAA-rated municipal bonds returned 2.04% while BBB-rated bonds returned 4.29%, according to the Barclays Municipal Bond Index. Credit conditions continued to improve, as evidenced by an 18th consecutive quarter of positive year-over-year gains in state and local municipal revenues. In addition to better fundamental credit conditions, technical factors of limited supply alongside strong investor demand also supported municipal bonds.

Puerto Rico’s struggle, the exit of two cities from bankruptcy, and pension issues topped credit news.

Puerto Rico was the asset class’s largest single credit story. Bonds from the commonwealth returned a meager 0.79% during the six-month period as population declines, a contracting economy, and a burdensome level of debt held back results. Meanwhile, the cities of Stockton, California, and Detroit, Michigan, exited bankruptcy by curbing retiree health care benefits and bondholder recoveries but largely avoiding concessions on pensions. While these recent bankruptcies have so far treated pensions better than bonded debt, no clear precedent has been established due to the difference in general obligation

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	3

pledges and court-ordered versus negotiated concessions. Finally, underfunded pensions in Illinois, New Jersey, Pennsylvania, and Kansas gained attention for their negative fiscal effects and the political difficulties of finding a resolution.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA, CPA

Average annual total returns1 (%) as of December 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SMAVX)	10-2-2000	(1.72)	0.36	1.93	0.29	0.76	2.14	0.75	0.67
Class C (WFUSX)	3-31-2008	(1.40)	0.04	1.41	(0.40)	0.04	1.41	1.50	1.42
Administrator Class (WUSMX)	7-30-2010	–	–	–	0.36	0.84	2.28	0.69	0.60
Institutional Class (SMAIX)	7-31-2000	–	–	–	0.59	1.07	2.50	0.42	0.37
Investor Class (SMUAX)	11-30-1995	–	–	–	0.47	0.77	2.15	0.78	0.70
Barclays 1-Year Municipal Bond Index[4]	–	–	–	–	0.58	0.99	2.20	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	5

Credit quality[5] distribution as of December 31, 2014

Effective maturity distribution[6] as of December 31, 2014

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through October 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays 1-Year Municipal Bond Index is the 1-year component of the Barclays Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes on a scale SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bond on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

6.	Effective maturity distribution is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2014	Ending account value 12-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,001.25	$3.38	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Class C
Actual	$1,000.00	$996.04	$7.14	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$7.22	1.42%
Administrator Class
Actual	$1,000.00	$1,001.60	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,002.77	$1.87	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Investor Class
Actual	$1,000.00	$1,001.10	$3.53	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	7

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/ultrashorttermmunicipalincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 0.16%
Other securities				$9,881,250	0.16%

Municipal Obligations: 98.01%

Alabama: 2.11%
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.45%	11-15-2038	$44,965,000	44,961,403	0.71
Other securities				87,801,947	1.40

				132,763,350	2.11

Alaska: 0.05%
Other securities				3,273,200	0.05

Arizona: 1.09%
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	1.25	9-1-2045	53,375,000	53,375,000	0.85
Other securities				15,472,742	0.24

				68,847,742	1.09

Arkansas: 0.04%
Other securities				2,317,143	0.04

California: 9.10%
California (GO) ±	4.00	12-1-2026	86,860,000	91,281,174	1.45
California (Various Revenue)	0.72-4.00	12-1-2027 to 5-1-2033	9,800,000	10,080,720	0.16
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-4 (Miscellaneous Revenue) ±	0.33	4-1-2038	32,000,000	32,030,080	0.51
California Statewide CDA (Various Revenue) µ	0.65-5.00	11-15-2016 to 7-1-2040	40,155,000	40,337,118	0.63
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.59	7-1-2041	36,900,000	36,900,000	0.59
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.76	7-1-2017	35,510,000	35,308,658	0.56
Palomar Pomerado CA Health Care (Health Revenue, AGM Insured) µ	1.10-1.35	11-1-2036 to 12-1-2036	78,100,000	78,100,000	1.24
Other securities				248,669,920	3.96

				572,707,670	9.10

Colorado: 0.93%
Other securities				58,476,228	0.93

Connecticut: 2.46%
Connecticut (Various Revenue) ±	0.46-0.96	8-15-2015 to 8-15-2018	73,230,000	73,646,359	1.18
Other securities				80,803,751	1.28

				154,450,110	2.46

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Summary portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

District of Columbia: 0.59%
Other securities				$37,274,136	0.59%

Florida: 2.76%
Florida PFOTER 4638 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.21%	7-1-2036	$43,580,000	43,580,000	0.69
Other securities				130,156,361	2.07

				173,736,361	2.76

Georgia: 2.12%
Georgia Series G (GO)	0.44	12-1-2026	106,305,000	106,218,893	1.69
Other securities				26,881,378	0.43

				133,100,271	2.12

Guam: 0.08%
Other securities				4,805,735	0.08

Hawaii: 0.02%
Other securities				1,533,494	0.02

Idaho: 0.22%
Other securities				14,045,000	0.22

Illinois: 9.72%
Chicago IL Board of Education Series 2012-001 (GO, Dexia Credit Local LIQ) ø	0.56	12-1-2034	40,000,000	40,000,000	0.64
Chicago IL Board of Education (GO) µ	0.00-5.25	12-1-2015 to 12-1-2018	19,690,000	19,514,317	0.32
Chicago IL Board of Education Series A-1 (GO) ±	0.69	3-1-2026	49,275,000	48,734,946	0.77
Chicago IL Board of Education Series A2 (GO) ±	0.80	3-1-2035	72,320,000	70,810,682	1.13
Deutsche Bank SPEARs/LIFERs Trust (Various Revenue) µ	0.16	5-1-2032 to 2-1-2039	22,400,000	22,400,000	0.36
Illinois (Various Revenue) µ	2.00-5.38	4-1-2015 to 9-1-2018	141,720,000	149,783,883	2.38
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.23	1-1-2017	32,350,000	32,350,000	0.51
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue) ø	0.40	6-1-2025	40,650,000	40,650,000	0.65
Other securities				187,024,478	2.96

				611,268,306	9.72

Indiana: 0.96%
Posey County IN Economic Development Midwest Fertilizer Company Project Series A (Industrial Development Revenue) ±	0.23	7-1-2046	44,750,000	44,748,658	0.71
Other securities				15,569,360	0.25

				60,318,018	0.96

Iowa: 0.07%
Other securities				4,488,525	0.07

Kansas: 0.44%
Other securities				27,489,730	0.44

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Kentucky: 1.71%
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	1.79%	2-1-2040	$32,085,000	$32,232,591	0.51%
Kentucky Public Transportation Infrastructure Authority Tolls BAN Downtown Crossing Project Series A (Transportation Revenue)	5.00	7-1-2017	50,420,000	55,177,127	0.88
Other securities				19,918,318	0.32

				107,328,036	1.71

Louisiana: 1.89%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (Industrial Development Revenue) ø	0.22	11-1-2040	60,000,000	60,000,000	0.95
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (Industrial Development Revenue) ø	0.20	11-1-2040	10,000,000	10,000,000	0.16
Other securities				49,125,453	0.78

				119,125,453	1.89

Maine: 0.07%
Other securities				4,104,320	0.07

Maryland: 0.29%
Other securities				18,527,775	0.29

Massachusetts: 3.26%
BB&T Municipal Trust Class B (Miscellaneous Revenue, Rabobank LOC) 144Aø	0.35	10-15-2015	36,635,000	36,635,000	0.58
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	0.24	8-1-2043	80,000,000	79,875,200	1.27
Other securities				88,277,134	1.41

				204,787,334	3.26

Michigan: 5.35%
Michigan Finance Authority (Various Revenue) µ	2.85-5.00	6-1-2015 to 7-1-2018	102,595,000	111,353,484	1.76
University of Michigan Series F (Education Revenue) ±	0.45	4-1-2043	48,970,000	49,025,307	0.78
Other securities				176,251,964	2.81

				336,630,755	5.35

Minnesota: 0.41%
Other securities				26,013,730	0.41

Mississippi: 0.11%
Other securities				6,980,473	0.11

Missouri: 0.55%
Other securities				34,330,199	0.55

Montana: 0.08%
Other securities				5,087,332	0.08

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Summary portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Nevada: 0.32%
Other securities				$19,983,190	0.32%

New Hampshire: 0.10%
Other securities				6,417,784	0.10

New Jersey: 6.89%
New Jersey EDA (Various Revenue)	0.55-5.25%	6-1-2015 to 12-15-2017	$12,785,000	12,940,693	0.20
New Jersey EDA School Facilities Construction Project Series E (Miscellaneous Revenue) ±	1.74	2-1-2016	59,540,000	59,899,622	0.95
New Jersey PFOTER PT-4709 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.25	9-1-2029	41,600,000	41,600,000	0.66
New Jersey PFOTER PT-4712 (Transportation Revenue, National Insured, Dexia Credit Local LIQ) 144Aø	0.23	12-15-2022	32,785,000	32,785,000	0.52
New Jersey PFOTER PT-4713 (GO, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.13	12-15-2021	22,855,000	22,855,000	0.36
New Jersey PFOTER Series 4716 (Miscellaneous Revenue, National/FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.25	9-1-2027	45,000,000	45,000,000	0.72
New Jersey TTFA PFOTER Series 109 (Transportation Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local SPA) 144Aø	0.24	12-15-2030	43,575,000	43,575,000	0.69
Other securities				174,489,429	2.79

				433,144,744	6.89

New Mexico: 1.30%
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.85	11-1-2039	60,000,000	60,386,400	0.96
Other securities				21,114,487	0.34

				81,500,887	1.30

New York: 19.70%
Deutsche Bank SPEARs/LIFERs Trust (Various Revenue , Deutsche Bank LIQ)	0.28-0.70	7-1-2022 to 10-1-2053	79,760,000	79,760,000	1.28
Metropolitan Transportation Authority New York (Transportation Revenue) µ	0.31-0.42	11-1-2026 to 11-15-2041	23,000,000	23,001,570	0.37
Metropolitan Transportation Authority New York Series A-3 (Transportation Revenue) ø	0.43	11-15-2042	50,000,000	50,000,000	0.79
Metropolitan Transportation Authority New York Sub Series 3-3B (Transportation Revenue) ±	0.40	11-1-2030	42,470,000	42,413,515	0.67
Metropolitan Transportation Authority New York Sub Series G-2 (Transportation Revenue) ±	0.64	11-1-2032	34,000,000	34,072,760	0.54
Metropolitan Transportation Authority New York Transportation Sub Series D-2A (Transportation Revenue, AGM Insured) ±	0.58	11-1-2032	36,650,000	36,795,867	0.58
New York Energy R&D Authority Series A (Resource Recovery Revenue, Ambac Insured) ±(m)(n)	0.42	7-1-2015	51,960,000	51,960,000	0.83
New York Local Government Assistance Corporation Refinance Sub Lien Series A-10V (Tax Revenue, AGM Insured) ±(m)(n)	0.11	4-1-2017	43,625,000	42,970,625	0.68

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

New York (continued)
New York NY Adjusted Fiscal 2008 Sub Series A-4 (GO, AGM Insured) ±(m)	0.68%	8-1-2026	$41,125,000	$41,125,000	0.65%
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO, AGM Insured) ±(m)	0.68	10-1-2027	60,375,000	60,375,000	0.96
New York NY Series A-6 (GO) ±	0.54	8-1-2031	39,950,000	39,960,387	0.63
New York NY (Various Revenue) µ	0.16-0.68	8-1-2021 to 6-1-2036	118,020,000	118,016,923	1.88
New York NY Series J-9 (GO) ±	0.45	8-1-2027	38,000,000	38,000,380	0.60
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.16	4-1-2035	34,000,000	34,000,000	0.54
New York Urban Development Corporation (Various Revenue) µ	0.13-4.00	2-1-2015 to 3-15-2024	39,925,000	39,957,052	0.63
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2018	28,890,000	32,596,298	0.52
Suffolk County NY (GO) µ	1.50-4.50	3-26-2015 to 11-1-2015	54,140,000	54,412,331	0.87
Suffolk County NY TAN Series III (GO)	1.50	9-11-2015	47,800,000	48,145,116	0.76
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-D (Transportation Revenue) ±	0.69	1-1-2031	40,800,000	40,902,816	0.65
Other securities				330,636,264	5.27

				1,239,101,904	19.70

North Carolina: 0.75%
Other securities				47,282,074	0.75

North Dakota: 0.20%
Other securities				12,368,871	0.20

Ohio: 1.43%
Other securities				89,843,640	1.43

Oklahoma: 0.20%
Other securities				12,415,992	0.20

Oregon: 0.29%
Other securities				18,108,675	0.29

Pennsylvania: 3.55%
Pennsylvania EDFA (Various Revenue)	0.37-3.00	4-1-2019 to 8-1-2045	87,365,000	87,815,218	1.40
Pennsylvania Turnpike Commission Series B-2 (Transportation Revenue) ±	0.34	12-1-2016	34,950,000	34,954,893	0.55
Other securities				100,781,948	1.60

				223,552,059	3.55

Puerto Rico: 1.41%
Puerto Rico Commonwealth Government Development Bank Refunding Bond (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	39,790,000	39,926,082	0.63
Other securities				48,817,606	0.78

				88,743,688	1.41

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Summary portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Rhode Island: 0.33%
Other securities				$20,678,728	0.33%

South Carolina: 0.08%
Other securities				5,218,398	0.08

South Dakota: 0.01%
Other securities				928,020	0.01

Tennessee: 0.76%
Other securities				47,742,420	0.76

Texas: 12.09%
Harris County TX (Various Revenue) µ	0.63-1.09%	8-15-2021 to 11-15-2045	$58,730,000	58,823,968	0.93
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±(m)	0.69	7-1-2031	32,425,000	32,425,000	0.52
Houston TX Independent School District Series A (GO) ±	1.00	6-1-2039	36,650,000	36,746,390	0.58
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.20	11-1-2040	59,000,000	59,000,000	0.94
San Antonio TX Electric & Gas Refunding System Junior Lien Series A (Utilities Revenue) ±%%	1.00	2-1-2033	53,000,000	53,019,080	0.84
San Antonio TX (Various Revenue)	0.72-2.00	12-1-2027 to 5-1-2043	15,225,000	15,343,454	0.24
Texas Municipal Gas Acquisition & Supply Corporation (Utilities Revenue) µ	0.71-5.63	12-15-2015 to 12-15-2017	36,265,000	36,753,818	0.58
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.50	9-15-2017	61,510,000	61,593,654	0.98
Texas Transportation Commission State Highway Fund Floating Ist Tier Series B (Tax Revenue) ±	0.39	4-1-2032	24,000,000	24,057,360	0.38
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.28	4-1-2026	40,900,000	40,900,000	0.65
Texas Transportation Commission Turnpike System First Tier PUTTER Series B (Transportation Revenue) ±	1.25	8-15-2042	51,525,000	51,576,010	0.82
Other securities				290,057,103	4.63

				760,295,837	12.09

Virgin Islands: 0.18%
Other securities				11,390,619	0.18

Virginia: 0.49%
Other securities				31,030,880	0.49

Washington: 0.15%
Other securities				9,677,116	0.15

West Virginia: 0.14%
Other securities				9,001,440	0.14

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Wisconsin: 0.92%
Other securities				$57,700,724	0.92%

Wyoming: 0.24%
Other securities				15,000,000	0.24

Total Municipal Obligations (Cost $6,152,604,732)				6,164,938,116	98.01

Other: 0.87%
Nuveen Dividend Advantage Municipal Fund 3, Institutional MuniFund Term Preferred Shares ±144A	0.79%	10-1-2017	$38,000,000	38,001,900	0.60
Other securities				17,003,230	0.27

Total Other (Cost $55,000,000)				55,005,130	0.87

	Yield		Shares
Short-Term Investments: 1.85%

Investment Companies: 1.84%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class ##(l)(u)	0.01		115,629,459	115,629,459	1.84

			Principal
U.S. Treasury Securities: 0.01%
U.S. Treasury Bill (z)#	0.02	3-19-2015	$400,000	399,985	0.01

Total Short-Term Investments (Cost $116,029,456)				116,029,444	1.85

Total investments in securities (Cost $6,333,534,342) *				6,345,853,940	100.89
Other assets and liabilities, net				(55,828,755)	(0.89)

Total net assets				$6,290,025,185	100.00%

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

µ	All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest.

%%	The security is issued on a when-issued basis.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

##	All or a portion of this security has been segregated for when-issued securities.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $6,333,525,167 and unrealized gains (losses) consists of:

Gross unrealized gains	$16,234,778
Gross unrealized losses	(3,906,005)

Net unrealized gains	$12,328,773

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Statement of assets and liabilities—December 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $6,217,904,883)	$6,230,224,481
In affiliated securities, at value (cost $115,629,459)	115,629,459

Total investments, at value (cost $6,333,534,342)	6,345,853,940
Receivable for investments sold	11,029,348
Receivable for Fund shares sold	57,518,578
Receivable for interest	21,801,130
Prepaid expenses and other assets	128,713

Total assets	6,436,331,709

Liabilities
Dividends payable	783,781
Payable for investments purchased	116,264,656
Payable for Fund shares redeemed	20,930,101
Payable for daily variation margin on open futures contracts	37,499
Due to custodian bank	5,671,999
Advisory fee payable	1,161,773
Distribution fee payable	32,739
Administration fees payable	814,654
Accrued expenses and other liabilities	609,322

Total liabilities	146,306,524

Total net assets	$6,290,025,185

NET ASSETS CONSIST OF
Paid-in capital	$6,276,182,333
Overdistributed net investment income	(482,860)
Accumulated net realized gains on investments	2,076,384
Net unrealized gains on investments	12,249,328

Total net assets	$6,290,025,185

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,114,219,707
Shares outstanding – Class A1	231,161,084
Net asset value per share – Class A	$4.82
Maximum offering price per share – Class A2	$4.92
Net assets – Class C	$48,448,734
Shares outstanding – Class C1	10,154,451
Net asset value per share – Class C	$4.77
Net assets – Administrator Class	$392,300,174
Shares outstanding – Administrator Class[1]	81,389,260
Net asset value per share – Administrator Class	$4.82
Net assets – Institutional Class	$4,286,125,709
Shares outstanding – Institutional Class[1]	889,245,731
Net asset value per share – Institutional Class	$4.82
Net assets – Investor Class	$448,930,861
Shares outstanding – Investor Class[1]	93,026,428
Net asset value per share – Investor Class	$4.83

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	15

Investment income
Interest	$26,851,801
Income from affiliated securities	21,111

Total investment income	26,872,912

Expenses
Advisory fee	8,394,344
Administration fees
Fund level	1,474,876
Class A	1,087,713
Class C	43,732
Administrator Class	202,183
Institutional Class	1,521,510
Investor Class	460,568
Shareholder servicing fees
Class A	1,699,552
Class C	68,331
Administrator Class	505,458
Investor Class	603,576
Distribution fee
Class C	204,993
Custody and accounting fees	154,308
Professional fees	24,496
Registration fees	70,017
Shareholder report expenses	56,368
Trustees’ fees and expenses	6,323
Other fees and expenses	75,560

Total expenses	16,653,908
Less: Fee waivers and/or expense reimbursements	(1,764,077)

Net expenses	14,889,831

Net investment income	11,983,081

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	2,070,263

Net change in unrealized gains (losses) on:
Unaffiliated securities	(4,144,908)
Futures transactions	(70,270)

Net change in unrealized gains (losses) on investments	(4,215,178)

Net realized and unrealized gains (losses) on investments	(2,144,915)

Net increase in net assets resulting from operations	$9,838,166

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Statement of changes in net assets

	Six months ended December 31, 2014 (unaudited)		Year ended June 30, 2014

Operations
Net investment income		$11,983,081		$30,356,773
Net realized gains on investments		2,070,263		1,275,986
Net change in unrealized gains (losses) on investments		(4,215,178)		1,104,524

Net increase in net assets resulting from operations		9,838,166		32,737,283

Distributions to shareholders from
Net investment income
Class A		(1,392,852)		(5,850,481)
Administrator Class		(554,646)		(1,679,716)
Institutional Class		(9,617,500)		(20,993,060)
Investor Class		(422,986)		(1,796,119)
Net realized gains
Class A		(244,521)		(268,368)
Class C		(11,088)		(11,554)
Administrator Class		(85,022)		(62,086)
Institutional Class		(858,240)		(467,194)
Investor Class		(98,683)		(91,540)

Total distributions to shareholders		(13,285,538)		(31,220,118)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	62,137,714	299,506,507	153,515,272	740,042,032
Class C	135,585	647,977	556,128	2,667,896
Administrator Class	16,389,811	78,998,887	45,684,977	220,201,589
Institutional Class	555,199,137	2,676,059,839	884,595,338	4,263,841,240
Investor Class	5,835,752	28,186,681	21,440,358	103,493,611

		3,083,399,891		5,330,246,368

Reinvestment of distributions
Class A	330,202	1,592,151	1,243,954	5,996,760
Class C	1,902	9,074	1,999	9,569
Administrator Class	127,450	614,310	343,353	1,654,960
Institutional Class	1,206,153	5,813,657	2,368,393	11,415,651
Investor Class	103,733	501,032	370,943	1,790,854

		8,530,224		20,867,794

Payment for shares redeemed
Class A	(159,274,423)	(768,426,449)	(223,884,938)	(1,079,373,632)
Class C	(2,382,359)	(11,383,629)	(6,711,100)	(32,179,579)
Administrator Class	(19,686,376)	(94,888,334)	(61,585,309)	(296,841,189)
Institutional Class	(372,769,995)	(1,796,751,377)	(821,224,511)	(3,958,421,473)
Investor Class	(18,533,168)	(89,515,202)	(56,025,392)	(270,495,316)

		(2,760,964,991)		(5,637,311,189)

Net increase (decrease) in net assets resulting from capital share transactions		330,965,124		(286,197,027)

Total increase (decrease) in net assets		327,517,752		(284,679,862)

Net assets
Beginning of period		5,962,507,433		6,247,187,295

End of period		$6,290,025,185		$5,962,507,433

Overdistributed net investment income		$(482,860)		$(477,957)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS A		2014	2013	2012	2011	2010
Net asset value, beginning of period	$4.82	$4.82	$4.82	$4.82	$4.81	$4.78
Net investment income	0.01	0.02	0.02	0.05	0.06	0.07
Net realized and unrealized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.01)	0.00 [1]	0.01	0.03

Total from investment operations	0.01	0.02	0.01	0.05	0.07	0.10
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.05)	(0.06)	(0.07)
Net realized gains	(0.00)[1]	(0.00)[1]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.01)	(0.02)	(0.01)	(0.05)	(0.06)	(0.07)
Net asset value, end of period	$4.82	$4.82	$4.82	$4.82	$4.82	$4.81
Total return[2]	0.12%	0.35%	0.31%	0.96%	1.51%	2.17%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.75%	0.76%	0.76%	0.78%
Net expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	0.21%	0.34%	0.32%	0.95%	1.28%	1.44%
Supplemental data
Portfolio turnover rate	19%[3]	51%[3]	65%[3]	111%	127%	120%
Net assets, end of period (000s omitted)	$1,114,220	$1,582,112	$1,914,970	$2,603,618	$2,691,449	$3,466,977

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS C		2014	2013	2012	2011	2010
Net asset value, beginning of period	$4.79	$4.81	$4.82	$4.82	$4.81	$4.78
Net investment income (loss)	(0.03)	(0.02)[1]	(0.03)	0.01	0.03	0.04
Net realized and unrealized gains (losses) on investments	0.01	0.00 [2]	0.02	0.00 [2]	0.01	0.03

Total from investment operations	(0.02)	(0.02)	(0.01)	0.01	0.04	0.07
Distribution to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	(0.03)	(0.04)
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	0.00	(0.01)	(0.03)	(0.04)
Net asset value, end of period	$4.77	$4.79	$4.81	$4.82	$4.82	$4.81
Total return[3]	(0.40)%	(0.40)%	(0.21)%	0.25%	0.76%	1.40%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.50%	1.50%	1.51%	1.51%	1.53%
Net expenses	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%
Net investment income (loss)	(0.54)%	(0.41)%	(0.43)%	0.23%	0.54%	0.70%
Supplemental data
Portfolio turnover rate	19%[4]	51%[4]	65%[4]	111%	127%	120%
Net assets, end of period (000s omitted)	$48,449	$59,352	$89,148	$148,465	$216,389	$385,331

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$4.82	$4.82	$4.82	$4.82	$4.81
Net investment income	0.01	0.02	0.02	0.05	0.06
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01

Total from investment operations	0.01	0.02	0.02	0.05	0.07
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.02)	(0.05)	(0.06)
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.01)	(0.02)	(0.02)	(0.05)	(0.06)
Net asset value, end of period	$4.82	$4.82	$4.82	$4.82	$4.82
Total return[3]	0.16%	0.42%	0.38%	1.03%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.69%	0.69%	0.68%	0.67%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.28%	0.41%	0.39%	0.95%	1.42%
Supplemental data
Portfolio turnover rate	19%[4]	51%[4]	65%[4]	111%	127%
Net assets, end of period (000s omitted)	$392,300	$407,791	$482,711	$597,108	$266,710

1.	For the period from July 30, 2010 (commencement of class operations) to June 30, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$4.82	$4.82	$4.82	$4.82	$4.81	$4.78
Net investment income	0.01	0.03	0.03	0.06	0.08	0.09
Net realized and unrealized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.01	0.03

Total from investment operations	0.01	0.03	(0.03)	0.06	0.09	0.12
Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.06)	(0.08)	(0.09)
Net realized gains	(0.00)[1]	(0.00)[1]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.01)	(0.03)	(0.03)	(0.06)	(0.08)	(0.09)
Net asset value, end of period	$4.82	$4.82	$4.82	$4.82	$4.82	$4.81
Total return[2]	0.28%	0.65%	0.61%	1.26%	1.82%	2.48%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.42%	0.42%	0.43%	0.43%	0.43%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	0.51%	0.64%	0.61%	1.23%	1.60%	1.67%
Supplemental data
Portfolio turnover rate	19%[3]	51%[3]	65%[3]	111%	127%	120%
Net assets, end of period (000s omitted)	$4,286,126	$3,403,244	$3,085,284	$3,158,674	$2,423,330	$1,860,538

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
INVESTOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$4.83	$4.83	$4.83	$4.82	$4.81	$4.78
Net investment income	0.00 [1]	0.01	0.01	0.04	0.06	0.07
Net realized and unrealized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.01	0.01	0.03

Total from investment operations	0.00 [1]	0.01	0.01	0.05	0.07	0.10
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.01)	(0.01)	(0.04)	(0.06)	(0.07)
Net realized gains	(0.00)[1]	(0.00)[1]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.01)	(0.01)	(0.04)	(0.06)	(0.07)
Net asset value, end of period	$4.83	$4.83	$4.83	$4.83	$4.82	$4.81
Total return[2]	0.11%	0.32%	0.28%	1.14%	1.48%	2.12%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.78%	0.78%	0.79%	0.79%	0.82%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.72%
Net investment income	0.18%	0.31%	0.29%	0.92%	1.25%	1.44%
Supplemental data
Portfolio turnover rate	19%[3]	51%[3]	65%[3]	111%	127%	120%
Net assets, end of period (000s omitted)	$448,931	$510,008	$675,074	$987,752	$1,068,221	$1,528,358

[1].	Amount is less than $0.005.

[2].	Returns for periods of less than one year are not annualized.

[3].	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. These financial statements report on the Wells Fargo Advantage Ultra Short-Term Municipal Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	23

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

24	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Notes to financial statements (unaudited)
■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$9,881,250	$0	$9,881,250

Municipal obligations	0	6,057,485,491	107,452,625	6,164,938,116

Other	0	55,005,130	0	55,005,130

Short-term investments
Investment companies	115,629,459	0	0	115,629,459
U.S. Treasury securities	399,985	0	0	399,985
Total assets	$116,029,444	$6,122,371,871	$107,452,625	$6,345,853,940
Liabilities

Futures contracts	$37,499	$0	$0	$37,499
Total liabilities	$37,499	$0	$0	$37,499

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2014	$108,747,688
Accrued discounts (premiums)	260,434
Realized gains (losses)	23,006
Change in unrealized gains (losses)	(278,503)
Purchases	0
Sales	(1,300,000)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2014	$107,452,625
Change in unrealized gains (losses) relating to securities still held at December 31, 2014	$(312,167)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Notes to financial statements (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	25

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.225% as the average daily net assets of the Fund increase. For the six months ended December 31, 2014, the advisory fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.67% for Class A shares, 1.42% for Class C shares, 0.60% for Administrator Class shares, 0.37% for Institutional Class shares and 0.70% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2014, Funds Distributor received $1,323 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2014 were $1,694,808,485 and $876,179,171, respectively.

26	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Notes to financial statements (unaudited)

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2014, the Fund entered into futures contracts for to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At December 31, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at December 31, 2014	Unrealized losses
3/31/2015	JPMorgan	800 Short	2 Year U.S Treasury Notes	$174,875,000	$(70,270)

At December 31, 2014, the Fund had an average notional amount of $2,374,911 in futures contracts during the six months ended December 31, 2014.

On December 31, 2014, the cumulative unrealized losses on futures contracts in the amount of $70,270 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$37,499	$0	$(37,499)	$0
1.	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2014, the Fund paid $3,359 in commitment fees.

For the six months ended December 31, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	30

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFERS	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

230432 02-15 SA258/SAR258 12-14

Wells Fargo Advantage Wisconsin Tax-Free Fund

Semi-Annual Report

December 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Wisconsin Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Wisconsin Tax-Free Fund for the six-month period that ended December 31, 2014. Municipal bonds rose in the second half of 2014, helped by lower interest rates and strong demand for yield. In fact, the longest-dated and weakest credits had the strongest returns. Municipal bond returns—as measured by the Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country—gained 2.88% for the six-month period that ended December 31, 2014.

Longer-maturity and lower-rated municipal bonds outperformed.

At the front end of the yield curve, municipal bond yields were extremely low because of the accommodative monetary policy. Throughout the reporting period, the U.S. Federal Reserve’s (Fed’s) monetary policymaking body kept its key interest rate near zero in order to support the economy and the financial system. Policymakers said they can be patient in normalizing monetary policy and that any increases in the target range for the federal funds rate will depend on incoming economic data. During the reporting period, the Fed reduced (or tapered) the size of its quantitative easing program each month until the program ended in October 2014, although it continues to reinvest principal and interest payments of the mortgage-backed securities and Treasury bonds it holds.

Longer-term yields declined during the second half of the year, with 10-year municipal yields declining from 2.33% as of June 30, 2014 to 2.10% as of December 31, 2014. For more perspective, the yield curve was steep on a historical basis at the beginning of the period and ended the period with the difference between 30-year and 2-year yields at 237 basis points (bps; 100 bps equals 1.00%), which was only slightly wider than its historical average. Because the yield curve was steep, longer-dated securities had higher yields. Given their longer maturities (as municipal yields fell further out the curve) and their more generous yields, longer-term bond returns outpaced shorter-term bonds.

Investors were also enticed to buy lower-rated securities for their higher yields. Over the six-month period that ended December 31, 2014, AAA-rated municipal bonds returned 2.04% while BBB-rated bonds returned 4.29%, according to the Barclays Municipal Bond Index. Credit conditions continued to improve, as evidenced by an 18th consecutive quarter of positive year-over-year gains in state and local municipal revenues. In addition to better fundamental credit conditions, technical factors of limited supply alongside strong investor demand also supported municipal bonds.

Puerto Rico’s struggle, the exit of two cities from bankruptcy, and pension issues topped credit news.

Puerto Rico was the asset class’s largest single credit story. Bonds from the commonwealth returned a meager 0.79% during the six-month period as population declines, a contracting economy, and a burdensome level of debt held back results. Meanwhile, the cities of Stockton, California, and Detroit, Michigan, exited bankruptcy by curbing retiree health care benefits and bondholder recoveries but largely avoiding concessions on pensions. While these recent bankruptcies have so far treated pensions better than bonded debt, no clear precedent has been established due to the difference in general obligation

[1].	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	3

pledges and court-ordered versus negotiated concessions. Finally, underfunded pensions in Illinois, New Jersey, Pennsylvania, and Kansas gained attention for their negative fiscal effects and the political difficulties of finding a resolution.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Wisconsin Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA, CPA

Thomas Stoeckmann

Average annual total returns1 (%) as of December 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WWTFX)	3-31-2008	2.13	3.14	3.54	6.95	4.10	4.02	0.92	0.70
Class C (WWCTX)	12-26-2002	5.15	3.31	3.23	6.15	3.31	3.23	1.67	1.45
Investor Class (SWFRX)	4-6-2001	–	–	–	6.92	4.07	4.00	0.95	0.73
Barclays Municipal Bond Index[4]	–	–	–	–	9.05	5.16	4.74	–	–
Barclays Wisconsin Municipal Bond Index[5]	–	–	–	–	8.10	4.75	4.92	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Wisconsin and Puerto Rico municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	5

Credit quality distribution[6] as of December 31, 2014

Effective maturity distribution[7] as of December 31, 2014

1.	Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of Investor Class shares, no such adjustment is reflected). If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through October 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The Barclays Wisconsin Municipal Bond Index is the Wisconsin component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

6.	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

7.	Effective maturity distribution is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Wisconsin Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2014	Ending account value 12-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,020.13	$3.56	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Class C
Actual	$1,000.00	$1,016.29	$7.37	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Investor Class
Actual	$1,000.00	$1,019.97	$3.72	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 86.12%

Guam: 5.90%
Guam Government Business Privilege Series A (Tax Revenue)	5.25%	1-1-2036	$2,000,000	$2,242,000
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,104,460
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-2019	1,000,000	1,160,810
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	740,000	850,053
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	650,000	724,029
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2016	100,000	107,029
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2016	150,000	160,544
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,575,000	1,816,605
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	585,295

				8,750,825

Illinois: 4.05%
Chicago IL Board of Education Refunding Bond Series A (GO, Ambac Insured)	5.50	12-1-2025	2,115,000	2,373,897
Chicago IL Refunding Bond CAB Series C (GO) ¤	0.00	1-1-2032	2,500,000	984,125
Chicago IL Refunding Bond Series A (GO)	5.00	1-1-2027	1,700,000	1,812,863
City of Chicago Waterworks Second Lien (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2020	500,000	561,130
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	250,000	285,010

				6,017,025

Puerto Rico: 15.91%
Puerto Rico Commonwealth Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, AGC Insured)	5.25	7-1-2019	1,000,000	1,033,120
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (GO, AGM Insured)	5.00	7-1-2015	1,750,000	1,753,570
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (GO, AGM Insured)	5.00	7-1-2016	1,500,000	1,543,680
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	210,000	215,158
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	40,000	40,982
Puerto Rico Electric Power Authority Refunding Bond Series JJ (Utilities Revenue, National Insured)	5.25	7-1-2015	565,000	572,108
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2015	750,000	760,358
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,031,940
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	1,040,180
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	4.00	7-1-2015	1,100,000	1,107,953
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	2,255,000	2,305,670
Puerto Rico Government Development Bank Series 3402 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A±	0.50	6-30-2015	2,000,000	2,000,000
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	600,000	690,954

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00%	12-1-2015	$500,000	$501,615
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2019	1,835,000	1,840,138
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2020	260,000	260,728
Puerto Rico Highway & Transportation Authority Prerefunded Bond Series W (Tax Revenue, National Insured)	5.50	7-1-2015	850,000	872,500
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, BHAC/FGIC Insured)	5.25	7-1-2021	300,000	339,978
Puerto Rico Highway & Transportation Authority Unrefunded Balance Series W (Tax Revenue, National Insured)	5.50	7-1-2015	335,000	335,734
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue)	6.50	11-15-2020	25,000	25,586
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	3,000,000	3,439,110
Puerto Rico Public Buildings Authority Refunding Bond (Miscellaneous Revenue, National Insured)	5.50	7-1-2015	1,875,000	1,889,719

				23,600,781

Virgin Islands: 4.07%
Virgin Islands PFA Gross Receipts Series C (Tax Revenue)	5.00	10-1-2017	2,240,000	2,436,448
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	4.00	10-1-2022	1,000,000	1,081,870
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	5.00	10-1-2016	250,000	265,588
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2025	2,000,000	2,243,520
Virgin Islands PFA Unrefunded Balance Series A (Miscellaneous Revenue)	7.30	10-1-2018	10,000	11,408

				6,038,834

Wisconsin: 56.19%
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.50	9-1-2015	400,000	401,156
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.75	9-1-2016	415,000	416,656
Beloit WI CDA Series A (Tax Revenue)	1.25	6-1-2015	100,000	100,208
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2017	170,000	170,451
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.50	6-1-2018	200,000	200,038
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2017	1,635,000	1,736,844
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2018	1,700,000	1,823,165
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	5.00	4-1-2016	1,445,000	1,458,858
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	4.38	4-1-2022	200,000	216,228
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	5.00	4-1-2030	1,320,000	1,435,394
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	4.25	12-1-2015	50,000	51,399
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.50	12-1-2023	250,000	280,350
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.15	12-1-2032	365,000	414,695
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.50	4-1-2015	125,000	125,740
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.70	4-1-2016	405,000	416,603
Greenfield WI CDA Layton Terrace Project (Housing Revenue) ±	4.75	9-1-2033	500,000	500,650
Little Chute WI CDA (Industrial Development Revenue, Associated Bank NA LOC) ø	0.14	7-1-2053	855,000	855,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Little Chute WI CDA (Miscellaneous Revenue)	4.25%	3-1-2017	$200,000	$200,472
Little Chute WI CDA (Miscellaneous Revenue)	4.35	3-1-2018	200,000	200,430
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2023	150,000	174,021
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2025	475,000	549,499
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2039	5,000,000	5,695,200
Milwaukee WI Housing Authority Veterans Housing Project (Housing Revenue, FNMA Insured)	5.10	7-1-2022	1,050,000	1,074,738
Milwaukee WI RDA Historic Third Ward Package (Transportation Revenue, Northern Trust Company LOC) ø	0.04	9-1-2028	550,000	550,000
Milwaukee WI RDA Milwaukee Public Schools Congress Series A (Miscellaneous Revenue)	4.60	8-1-2022	100,000	101,408
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2020	3,100,000	3,593,086
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2021	3,330,000	3,894,269
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	2,100,000	2,386,398
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	3.15	8-1-2017	50,000	52,697
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	4.60	8-1-2024	870,000	947,978
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	5.00	8-1-2030	3,000,000	3,279,270
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.96	12-1-2038	1,525,000	1,525,000
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	2-15-2029	1,000,000	1,088,130
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-2039	1,570,000	1,717,580
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.20	5-1-2015	80,000	80,106
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.40	5-1-2016	70,000	70,262
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.75	5-1-2018	50,000	49,828
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2015	100,000	100,051
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.45	6-1-2016	50,000	49,982
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.65	6-1-2017	100,000	99,576
Platteville WI RDA University of Wisconsin Platteville Real Estate (Education Revenue)	5.00	7-1-2022	1,000,000	1,119,180
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.96	10-1-2042	1,445,000	1,445,000
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2015	160,000	167,990
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2017	1,765,000	1,992,403
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2018	380,000	442,932
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2019	100,000	119,286
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2021	2,000,000	2,468,260
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2023	1,600,000	1,984,880
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2026	2,330,000	2,882,210
Sturgeon Bay WI Waterfront RDA Series A (Miscellaneous Revenue)	4.35	10-1-2018	150,000	156,398
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	3.80	2-1-2018	300,000	313,401
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.00	2-1-2019	220,000	229,220
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.50	2-1-2022	250,000	260,188
Verona WI CDA Economic Improvements (Industrial Development Revenue)	4.30	2-1-2015	100,000	100,280

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Verona WI CDA Public Improvements (Miscellaneous Revenue)	5.38%	12-1-2022	$830,000	$831,760
Warrens WI CDA Economic Improvements (Miscellaneous Revenue)	5.10	11-1-2020	70,000	48,783
Warrens WI CDA Interim Workout Extension (Tax Revenue)	3.70	11-1-2029	250,000	124,925
Warrens WI CDA Public Improvements (Miscellaneous Revenue)	5.00	11-1-2016	70,000	45,493
Waukesha WI Housing Authority Preservation Corporation Project (Housing Revenue, Johnson Bank LOC) ø	0.96	12-1-2042	1,985,000	1,985,000
Waukesha WI Housing Authority The Arboretum Project (Housing Revenue) ±	5.00	12-1-2027	340,000	340,775
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.30	12-1-2016	135,000	139,155
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.65	12-1-2017	335,000	350,651
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.00	12-1-2023	150,000	162,123
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.20	12-1-2024	150,000	164,120
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.25	12-1-2025	250,000	273,113
Weston WI CDA Series A (Miscellaneous Revenue)	5.25	10-1-2020	720,000	722,160
Wisconsin Center District CAB (Tax Revenue, National Insured) ¤	0.00	12-15-2019	175,000	156,982
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤	0.00	12-15-2030	190,000	110,952
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2015	30,000	31,391
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2018	65,000	74,082
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2023	2,340,000	2,747,417
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2027	485,000	579,842
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2030	2,100,000	2,365,188
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2022	730,000	825,688
Wisconsin Dells CDA (Miscellaneous Revenue)	4.60	3-1-2025	175,000	178,220
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B (Health Revenue)	5.00	7-1-2044	1,000,000	1,100,810
Wisconsin Housing & EDA (Housing Revenue, FHA Insured)	6.10	6-1-2021	80,000	88,554
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.63	11-1-2037	25,000	25,180
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.75	5-1-2037	280,000	280,146
Wisconsin Housing & EDA MFHR Series A (Industrial Development Revenue) ±	4.25	12-1-2035	1,960,000	2,023,445
Wisconsin Housing & EDA President House Project (Housing Revenue, Associated Bank NA LOC) ø	0.14	8-1-2046	1,775,000	1,775,000
Wisconsin Housing & EDA Series A (Housing Revenue)	0.55	12-1-2016	50,000	49,911
Wisconsin Housing & EDA Series A (Housing Revenue, FHLB LIQ) ø	0.04	5-1-2055	1,550,000	1,550,000
Wisconsin Housing & EDA Series A (Housing Revenue)	0.80	6-1-2017	50,000	49,913
Wisconsin Housing & EDA Series A (Housing Revenue)	0.90	12-1-2017	50,000	49,809
Wisconsin Housing & EDA Series A (Housing Revenue)	1.15	6-1-2018	55,000	54,843
Wisconsin Housing & EDA Series A (Housing Revenue)	1.25	12-1-2018	55,000	54,789
Wisconsin Housing & EDA Series A (Housing Revenue)	1.55	12-1-2019	55,000	54,709
Wisconsin Housing & EDA Series A (Housing Revenue)	1.95	12-1-2020	55,000	54,714
Wisconsin Housing & EDA Series A (Housing Revenue)	3.80	12-1-2039	1,130,000	1,130,825
Wisconsin Housing & EDA Series A (Housing Revenue)	3.90	12-1-2044	1,445,000	1,442,428
Wisconsin Housing & EDA Series A (Housing Revenue)	4.05	12-1-2049	1,650,000	1,650,083
Wisconsin Housing & EDA Series A (Housing Revenue)	5.75	11-1-2043	3,390,000	3,665,438
Wisconsin Housing & EDA Series E (Housing Revenue)	4.90	11-1-2035	2,015,000	2,024,168
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A	5.50	2-1-2021	685,000	769,488

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Wisconsin Refunding Bond of 2011 Series 1 (GO)	5.00%	5-1-2022	$1,225,000	$1,464,283

				83,381,400

Total Municipal Obligations (Cost $123,026,713)				127,788,865

Total investments in securities (Cost $123,026,713) *	86.12%	127,788,865
Other assets and liabilities, net	13.88	20,589,430

Total net assets	100.00%	$148,378,295

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

*	Cost for federal income tax purposes is $123,023,511 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,983,917
Gross unrealized losses	(218,563)

Net unrealized gains	$4,765,354

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Wisconsin Tax-Free Fund	Statement of assets and liabilities—December 31, 2014 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $123,026,713)	$127,788,865
Cash	19,030,579
Receivable for Fund shares sold	287,111
Receivable for interest	1,473,444
Prepaid expenses and other assets	24,446

Total assets	148,604,445

Liabilities
Dividends payable	30,406
Payable for Fund shares redeemed	79,744
Advisory fee payable	18,325
Distribution fee payable	6,989
Administration fees payable	29,984
Shareholder servicing fees payable	32,099
Professional fees payable	17,084
Accrued expenses and other liabilities	11,519

Total liabilities	226,150

Total net assets	$148,378,295

NET ASSETS CONSIST OF
Paid-in capital	$143,612,978
Overdistributed net investment income	(10,698)
Accumulated net realized gains on investments	13,863
Net unrealized gains on investments	4,762,152

Total net assets	$148,378,295

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$21,292,141
Shares outstanding – Class A1	1,946,473
Net asset value per share – Class A	$10.94
Maximum offering price per share – Class A2	$11.46
Net assets – Class C	$10,598,416
Shares outstanding – Class C1	968,901
Net asset value per share – Class C	$10.94
Net assets – Investor Class	$116,487,738
Shares outstanding – Investor Class[1]	10,648,562
Net asset value per share – Investor Class	$10.94

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2014 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	13

Investment income
Interest	$2,199,487

Expenses
Advisory fee	257,480
Administration fees
Fund level	36,783
Class A	16,540
Class C	8,505
Investor Class	110,034
Shareholder servicing fees
Class A	25,844
Class C	13,290
Investor Class	144,780
Distribution fee
Class C	39,869
Custody and accounting fees	4,363
Professional fees	22,463
Registration fees	23,175
Shareholder report expenses	11,459
Trustees’ fees and expenses	6,281
Other fees and expenses	4,442

Total expenses	725,308
Less: Fee waivers and/or expense reimbursements	(153,106)

Net expenses	572,202

Net investment income	1,627,285

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	1,144,999
Net change in unrealized gains (losses) on investments	87,775

Net realized and unrealized gains (losses) on investments	1,232,774

Net increase in net assets resulting from operations	$2,860,059

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Wisconsin Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2014 (unaudited)		Year ended June 30, 2014

Operations
Net investment income		$1,627,285		$4,265,458
Net realized gains on investments		1,144,999		741,993
Net change in unrealized gains (losses) on investments		87,775		1,267,295

Net increase in net assets resulting from operations		2,860,059		6,274,746

Distributions to shareholders from
Net investment income
Class A		(236,771)		(614,858)
Class C		(81,880)		(243,713)
Investor Class		(1,308,634)		(3,406,831)
Net realized gains
Class A		(213,581)		(149,910)
Class C		(108,605)		(78,371)
Investor Class		(1,168,572)		(843,712)

Total distributions to shareholders		(3,118,043)		(5,337,395)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	243,127	2,671,684	477,359	5,145,319
Class C	69,733	767,550	161,136	1,742,442
Investor Class	1,090,012	11,966,915	1,404,090	15,125,122

		15,406,149		22,012,883

Reinvestment of distributions
Class A	37,063	406,496	63,758	685,335
Class C	16,913	185,417	28,834	309,706
Investor Class	206,511	2,265,193	361,702	3,888,245

		2,857,106		4,883,286

Payment for shares redeemed
Class A	(142,875)	(1,571,112)	(1,093,429)	(11,711,174)
Class C	(69,626)	(763,624)	(351,862)	(3,783,217)
Investor Class	(936,025)	(10,291,135)	(3,054,100)	(32,782,075)

		(12,625,871)		(48,276,466)

Net increase (decrease) in net assets resulting from capital share transactions		5,637,384		(21,380,297)

Total increase (decrease) in net assets		5,379,400		(20,442,946)

Net assets
Beginning of period		142,998,895		163,441,841

End of period		$148,378,295		$142,998,895

Overdistributed net investment income		$(10,698)		$(10,698)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Wisconsin Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS A		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.96	$10.86	$11.09	$10.68	$10.67	$10.43
Net investment income	0.13	0.33	0.27	0.34	0.36	0.32
Net realized and unrealized gains (losses) on investments	0.09	0.18	(0.22)	0.42	0.01	0.35

Total from investment operations	0.22	0.51	0.05	0.76	0.37	0.67
Distributions to shareholders from
Net investment income	(0.13)	(0.33)	(0.27)	(0.34)	(0.36)	(0.32)
Net realized gains	(0.11)	(0.08)	(0.01)	(0.01)	0.00	(0.11)

Total distributions to shareholders	(0.24)	(0.41)	(0.28)	(0.35)	(0.36)	(0.43)
Net asset value, end of period	$10.94	$10.96	$10.86	$11.09	$10.68	$10.67
Total return[1]	2.01%	4.80%	0.46%	7.19%	3.52%	6.52%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.92%	0.90%	0.92%	0.92%	0.93%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.29%	3.02%	2.44%	3.06%	3.43%	3.00%
Supplemental data
Portfolio turnover rate	19%	25%	31%	14%	60%	48%
Net assets, end of period (000s omitted)	$21,292	$19,825	$25,641	$20,844	$11,540	$7,535

[1].	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Wisconsin Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
CLASS C		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.96	$10.86	$11.09	$10.68	$10.67	$10.43
Net investment income	0.09	0.25	0.19	0.26	0.27	0.23
Net realized and unrealized gains (losses) on investments	0.09	0.18	(0.22)	0.42	0.01	0.35

Total from investment operations	0.18	0.43	(0.03)	0.68	0.28	0.58
Distributions to shareholders from
Net investment income	(0.09)	(0.25)	(0.19)	(0.26)	(0.27)	(0.23)
Net realized gains	(0.11)	(0.08)	(0.01)	(0.01)	0.00	(0.11)

Total distributions to shareholders	(0.20)	(0.33)	(0.20)	(0.27)	(0.27)	(0.34)
Net asset value, end of period	$10.94	$10.96	$10.86	$11.09	$10.68	$10.67
Total return[1]	1.63%	4.02%	(0.29)%	6.40%	2.71%	5.67%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.67%	1.65%	1.67%	1.67%	1.68%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.48%	1.49%
Net investment income	1.54%	2.28%	1.69%	2.32%	2.56%	2.20%
Supplemental data
Portfolio turnover rate	19%	25%	31%	14%	60%	48%
Net assets, end of period (000s omitted)	$10,598	$10,431	$12,094	$11,393	$9,552	$10,979

[1].	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Wisconsin Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2014 (unaudited)	Year ended June 30
INVESTOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.96	$10.86	$11.09	$10.68	$10.67	$10.43
Net investment income	0.13	0.32	0.27	0.33	0.35	0.31
Net realized and unrealized gains (losses) on investments	0.09	0.18	(0.22)	0.42	0.01	0.35

Total from investment operations	0.22	0.50	0.05	0.75	0.36	0.66
Distributions to shareholders from
Net investment income	(0.13)	(0.32)	(0.27)	(0.33)	(0.35)	(0.31)
Net realized gains	(0.11)	(0.08)	(0.01)	(0.01)	0.00	(0.11)

Total distributions to shareholders	(0.24)	(0.40)	(0.28)	(0.34)	(0.35)	(0.42)
Net asset value, end of period	$10.94	$10.96	$10.86	$11.09	$10.68	$10.67
Total return[1]	2.00%	4.77%	0.43%	7.16%	3.49%	6.46%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.95%	0.93%	0.95%	0.95%	0.99%
Net expenses	0.73%	0.73%	0.73%	0.73%	0.73%	0.75%
Net investment income	2.26%	3.00%	2.41%	3.04%	3.32%	2.94%
Supplemental data
Portfolio turnover rate	19%	25%	31%	14%	60%	48%
Net assets, end of period (000s omitted)	$116,488	$112,743	$125,707	$121,449	$100,804	$108,326

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Wisconsin Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. These financial statements report on the Wells Fargo Advantage Wisconsin Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

Notes to financial statements (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	19

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2014, the Fund had $312,233 of current year deferred post-October capital losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$127,788,865	$0	$127,788,865

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

20	Wells Fargo Advantage Wisconsin Tax-Free Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2014, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, and 0.73% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2014, Funds Distributor received $1,085 from the sale of Class A shares and $79 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2014 were $24,545,256 and $22,409,388, respectively.

Notes to financial statements (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	21

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2014, the Fund paid $79 in commitment fees.

For the six months ended December 31, 2014, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S., therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Wisconsin Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Wisconsin Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Wisconsin Tax-Free Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

230433 02-15 SA259/SAR259 12-14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form, except for Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Municipal Bond Fund and Wells Fargo Advantage Ultra Short-Term Municipal Income Fund which included a Summary portfolio of investments under Item 1. The Portfolios of investments for Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Municipal Bond Fund and Wells Fargo Advantage Ultra Short-Term Municipal Income Fund are filed under this Item.

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.15%

Alabama: 0.89%
Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12-1-2017	$2,640,000	$2,958,727
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	4,470,000	4,819,241
Mobile AL Industrial Development Board Alabama Power Company Series C (Industrial Development Revenue) ±	5.00	6-1-2034	3,000,000	3,028,110
Mobile County AL Board of School Commissioners Series 2012 (Tax Revenue)	5.00	3-1-2032	1,000,000	1,125,330
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series A (Industrial Development Revenue, Sumitomo Mitsui Banking LOC) ø	0.03	6-1-2028	8,000,000	8,000,000

				19,931,408

Alaska: 1.82%
Alaska Energy Authority Bradley Lake Fourth Series (Utilities Revenue, AGM Insured)	6.00	7-1-2015	350,000	360,087
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.14	12-1-2041	5,100,000	5,100,000
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.14	12-1-2041	20,700,000	20,700,000
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.14	12-1-2041	11,185,000	11,185,000
Alaska Railroad Corporation Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2020	3,245,000	3,558,597

				40,903,684

Arizona: 1.38%
Arizona Sports & Tourism Authority Series A (Tax Revenue)	4.00	7-1-2020	1,365,000	1,478,022
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2021	795,000	909,981
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2022	1,000,000	1,153,770
Greater Arizona Development Authority Infrastructure Pinal County Road Project Series 1 (Miscellaneous Revenue, National Insured)	4.50	8-1-2023	2,755,000	2,931,954
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2024	1,575,000	1,721,302
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2025	1,270,000	1,387,970
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2027	420,000	473,613
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2029	960,000	1,115,914
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-2029	5,000,000	5,694,150
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	5,000,000	5,029,050
Pima County AZ IDA Series A (Education Revenue)	7.00	7-1-2021	775,000	776,597
Pinal County AZ Electrical District #4 (Utilities Revenue)	4.75	12-1-2015	315,000	326,816
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2027	450,000	521,906
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2028	700,000	808,101
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2030	1,195,000	1,370,008
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2034	3,680,000	4,151,408
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,000,000	1,115,210

				30,965,772

2	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Arkansas: 0.71%
Pulaski County AR HCFR Catholic Healthcare Series B (Health Revenue, U.S. Bank NA SPA) ø	0.10%	12-1-2028	$15,900,000	$15,900,000

California: 11.71%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	5,570,000	5,190,572
Anaheim CA PFA Anaheim Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	2,500,000	2,792,050
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.29	4-1-2036	20,000,000	20,464,200
California (GO)	5.25	3-1-2024	5,000,000	5,925,950
California (GO)	5.25	3-1-2030	1,440,000	1,677,067
California (GO)	6.00	3-1-2033	2,510,000	3,079,268
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.25	2-1-2024	1,800,000	1,807,686
California Municipal Finance Authority (Utilities Revenue)	5.00	10-1-2025	1,500,000	1,892,295
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	2,285,000	2,532,237
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	2,750,000	3,296,233
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	14,738,718
California Public Works Board Series D (Miscellaneous Revenue)	5.25	12-1-2026	1,000,000	1,204,280
California Public Works Board University of California Institute Project C (Miscellaneous Revenue)	5.00	4-1-2030	1,350,000	1,366,119
California Public Works Board University of California Research Project Series L (Education Revenue, National Insured)	5.25	11-1-2028	1,890,000	1,968,492
California Statewide CDA Series A (Education Revenue)	6.90	8-1-2031	1,915,000	2,211,748
California Statewide CDA Series C (Health Revenue)	5.25	8-15-2031	3,000,000	3,414,150
California Various Purposes (GO)	6.00	4-1-2038	8,055,000	9,663,261
Cerritos CA Community College District Series D (GO) ¤	0.00	8-1-2025	1,800,000	1,298,232
Compton CA Community College District Election of 2002 CAB Series C (GO) ¤	0.00	8-1-2029	1,565,000	802,814
Compton CA Community College District Series C (GO) ¤	0.00	8-1-2031	2,400,000	1,100,040
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1377 (GO, AGM/FGIC Insured, Deutsche Bank LIQ) ±144A	0.22	8-1-2033	10,000,000	10,000,000
Emery CA Unified School District Election of 2010 Series A (GO, AGM Insured)	6.25	8-1-2031	4,500,000	5,601,825
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Tobacco Revenue, AGM Insured) ¤	0.00	6-1-2026	7,500,000	5,271,450
Los Angeles CA DW&P Series D (Utilities Revenue)	5.00	7-1-2039	2,500,000	2,903,925
Los Angeles CA DW&P Series D (Water & Sewer Revenue)	5.00	7-1-2044	1,500,000	1,730,310
Los Angeles CA Metropolitan Transportation Authority Series A (Tax Revenue, Ambac Insured)	5.00	7-1-2035	1,380,000	1,413,368
Los Angeles CA MetropolitanTransportation Authority Series A (Tax Revenue, Ambac Insured)	5.00	7-1-2035	270,000	276,404
Los Angeles CA Schools Regionalized Business Services Project Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2015	1,100,000	1,095,006
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	2,000,000	2,847,120
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	7.00	11-1-2034	5,000,000	7,117,800
Merrill Lynch PFOTER Series PT-4211 (GO, Dexia Credit Local SPA) ø144A	0.23	2-1-2025	6,170,000	6,170,000
Montebello CA Unified School District (GO) %%	5.00	8-1-2032	2,015,000	2,346,206
Montebello CA Unified School District (GO) %%	5.00	8-1-2033	2,675,000	3,102,117
New Haven CA Unified School District CAB Project (GO, AGM Insured) ¤	0.00	8-1-2033	5,590,000	2,629,424

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	3

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.88%	7-1-2027	$11,000,000	$10,108,890
Northern California Power Agency Series A (Utilities Revenue)	5.25	8-1-2023	5,150,000	5,882,588
Northern Humboldt CA High School District Election of 2010 Series A (GO)	6.50	8-1-2034	1,145,000	1,479,306
Oakland CA Unified School District Alameda County Election of 2006 Project Series A (GO)	6.50	8-1-2020	1,730,000	2,065,724
Oakland CA Unified School District Alameda County Election of 2012 (GO)	6.25	8-1-2028	2,000,000	2,419,200
Oakland CA Unified School District Alameda County Election of 2012 (GO)	6.25	8-1-2030	2,000,000	2,417,500
Oakland CA Unified School District Alameda County Series A (GO)	6.25	8-1-2019	1,285,000	1,507,408
Oxnard CA School District Series A (GO, National Insured)	5.75	8-1-2030	1,825,000	2,260,482
Pasadena CA PFA Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	3-1-2021	1,655,000	1,939,991
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO, AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,353,300
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2023	3,045,000	3,689,931
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	3,000,000	3,618,390
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	2,700,000	3,216,753
Rio Hondo CA Community College District (GO) ¤	0.00	8-1-2030	2,315,000	1,291,562
Sacramento CA Municipal Utility District Series B (Utilities Revenue)	5.00	8-15-2030	1,075,000	1,274,015
Sacramento County CA Airport Systems (Airport Revenue)	5.00	7-1-2025	2,000,000	2,316,700
San Diego CA Community College District Election of 2012 (GO)	5.00	8-1-2032	3,095,000	3,608,677
San Diego CA Unified School District Election of 1998 Series E-2 (GO, AGM Insured)	5.50	7-1-2027	5,000,000	6,526,600
San Gorgonio CA Memorial Healthcare District (GO)	7.00	8-1-2029	2,000,000	2,327,520
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-2031	6,110,000	6,134,746
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	8-1-2030	1,355,000	1,513,156
Santa Ana CA Financing Authority Police Administration and Holding Facilities Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	605,645
Santa Ana CA Financing Authority Police Administration and Holding Facilities Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	596,480
Southern California Public Power Authority Milford Wind Corridor Project #1 (Utilities Revenue)	5.00	7-1-2024	5,000,000	5,884,800
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	3,280,000	3,901,265
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-2024	2,000,000	2,322,320
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,304,246
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,345,876
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO)	6.00	8-1-2036	2,500,000	3,056,925
University of California Limited Project Series G (Health Revenue)	5.25	5-15-2030	15,000,000	17,923,050
University of California Series G (Education Revenue)	5.00	5-15-2037	10,390,000	11,732,908
University of California Series Q (Education Revenue)	5.25	5-15-2024	2,155,000	2,409,290
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2016	300,000	316,665
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2018	445,000	489,754
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2019	905,000	1,010,125
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2020	1,300,000	1,393,171
Washington Township CA Health Care District Series A (Health Revenue)	5.13	7-1-2017	260,000	281,705
West Contra Costa CA University (GO, AGM Insured) ¤	0.00	8-1-2026	4,620,000	3,102,422

				263,559,453

Colorado: 0.34%
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	570,000	613,457

4	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado ECFA First Academy Project (Education Revenue, Fifth Third Bank LOC) ø	0.09%	4-1-2038	$6,715,000	$6,715,000
North Range CO Metropolitan District #1 (GO, ACA Insured)	5.00	12-15-2015	250,000	254,270

				7,582,727

Connecticut: 1.15%
Connecticut Securities Industry & Financial Markets Association Index Series A (Miscellaneous Revenue) ±	1.03	3-1-2025	2,400,000	2,405,712
Connecticut Series A (Miscellaneous Revenue) ±	0.89	3-1-2022	3,000,000	3,011,250
Connecticut Series A (Miscellaneous Revenue) ±	0.94	3-1-2023	3,000,000	3,003,840
Connecticut Series A (Miscellaneous Revenue) ±	0.99	3-1-2024	5,500,000	5,506,875
Connecticut Series A (Miscellaneous Revenue) ±	1.14	4-15-2019	2,300,000	2,348,875
Connecticut Series A (GO) ±	1.29	4-15-2020	3,300,000	3,382,038
Hamden CT (GO)	4.00	8-15-2020	1,235,000	1,330,861
Hamden CT (GO)	4.00	8-15-2021	1,235,000	1,331,972
Hamden CT (GO, Build America Mutual Assurance Company Insured)	4.00	8-15-2022	300,000	331,608
Hamden CT (GO, AGM Insured)	5.00	8-15-2021	1,000,000	1,163,560
Hamden CT (GO, AGM Insured)	5.00	8-15-2022	1,000,000	1,174,430
Hamden CT (GO, Build America Mutual Assurance Company Insured)	5.00	8-15-2025	300,000	342,279
Hamden CT (GO, Build America Mutual Assurance Company Insured)	5.00	8-15-2026	500,000	567,995

				25,901,295

District of Columbia: 0.65%
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2023	1,000,000	1,191,980
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2025	3,520,000	4,144,272
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25	12-1-2025	2,630,000	3,101,954
District of Columbia Howard University Series A (Education Revenue)	5.75	10-1-2026	2,510,000	2,833,062
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-2024	3,095,000	3,464,017

				14,735,285

Florida: 4.16%
Boynton Beach FL Utilities Systems (Water & Sewer Revenue, National Insured)	5.50	11-1-2016	1,500,000	1,609,095
Cityplace Florida Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2021	2,945,000	3,284,824
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2022	2,205,000	2,635,240
Escambia County FL School Board (Miscellaneous Revenue, National Insured)	5.00	2-1-2021	4,720,000	4,739,116
Florida Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	5.00	9-15-2020	2,405,000	2,507,766
Florida HEFAR (Education Revenue)	4.00	4-1-2021	1,000,000	1,075,790
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2017	1,665,000	1,837,977
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2016	1,000,000	1,055,660
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	1,000,000	1,076,900
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.10	12-1-2020	3,000,000	3,138,270
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.20	12-1-2020	3,290,000	3,494,638
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-2015	125,000	125,355

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Miami FL HFA Jewish Home & Hospital Project (Health Revenue, SunTrust Bank LOC) ø	0.22%	8-1-2026	$7,350,000	$7,350,000
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,000,000	1,055,030
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2019	3,440,000	3,794,492
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2020	3,600,000	3,993,768
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-2021	2,485,000	2,754,051
Miami-Dade County FL School Board Certificates of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,509,160
Miami-Dade County FL School Board Certificates of Participation Series D (Miscellaneous Revenue)	5.00	11-1-2027	6,600,000	7,720,614
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2023	700,000	826,224
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-2024	2,950,000	3,320,078
Miami-Dade County FL Water & Sewer Series C (Water & Sewer Revenue)	5.25	10-1-2022	3,000,000	3,421,230
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	5.00	10-1-2015	930,000	957,110
Orange County FL IDA Various Central Florida Kidney Centers (Industrial Development Revenue, SunTrust Bank LOC) ø	0.22	12-1-2020	2,250,000	2,250,000
Orange County FL School Board Certificates Partner Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2016	1,000,000	1,069,420
Orlando FL Capital Improvement Special Revenue Bonds B Series B (Miscellaneous Revenue)	5.00	10-1-2031	2,835,000	3,332,089
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.31	8-1-2029	10,000,000	10,000,000
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, Ambac Insured) ±	5.35	3-15-2042	5,260,000	5,934,963
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	2,500,000	2,714,000
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2016	1,015,000	1,079,838
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2017	900,000	981,081
University of South Florida Financing Corporation Certificate of Participation Master Lease Series A (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2018	1,000,000	1,016,920

				93,660,699

Georgia: 0.60%
Georgia Municipal Electric Authority Power Revenue Unrefunded Balance (Utilities Revenue, National Insured)	6.50	1-1-2017	20,000	20,927
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2017	2,500,000	2,776,650
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2019	5,000,000	5,753,400
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	1,000,000	1,178,410
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10-1-2021	3,330,000	3,811,185

				13,540,572

Guam: 0.47%
Guam Education Financing Foundation Certificate of Participation Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2015	1,000,000	1,030,870
Guam Education Financing Foundation Certificate of Participation Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2017	2,195,000	2,315,023
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2028	1,000,000	1,125,110

6	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Guam (continued)
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25%	7-1-2020	$350,000	$398,888
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	2,500,000	2,844,875
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2022	1,000,000	1,178,960
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2023	1,500,000	1,785,225

				10,678,951

Illinois: 22.19%
Bolingbrook WIll & Du Page Counties IL Series A (GO, AGM Insured)	5.00	1-1-2022	1,000,000	1,162,420
Bolingbrook Will & Du Page Counties IL Series A (GO, AGM Insured)	5.00	1-1-2023	650,000	760,487
Bolingbrook Will & Du Page Counties IL Series A (GO, AGM Insured)	5.00	1-1-2024	700,000	823,592
Bolingbrook Will & Du Page Counties IL Series A (GO, AGM Insured)	5.00	1-1-2032	1,400,000	1,600,032
Champaign & Coles Counties IL Community College District #505 Series A (GO)	4.00	12-1-2018	1,015,000	1,112,704
Chicago IL Board of Education (GO)	5.00	12-1-2031	4,860,000	5,025,629
Chicago IL Board of Education (GO, National/FGIC Insured)	5.25	12-1-2023	5,125,000	5,681,011
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2024	7,750,000	5,164,135
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2022	20,000,000	14,701,400
Chicago IL Board of Education School Reform Board Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	1,000,000	772,120
Chicago IL Board of Education Series A3 (GO) ±	0.87	3-1-2036	10,000,000	9,718,100
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2021	7,760,000	7,926,374
Chicago IL Board of Education Series C (GO)	5.25	12-1-2023	9,980,000	10,689,279
Chicago IL CAB Project (GO, National Insured)	5.44	1-1-2018	1,725,000	1,814,890
Chicago IL Metropolitan Reclamation Series B (GO)	5.00	12-1-2025	2,500,000	2,908,875
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.00	1-1-2033	1,000,000	1,051,120
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2030	2,610,000	3,008,886
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2031	3,335,000	3,833,182
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	8,755,000	10,146,870
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, AGM Insured)	5.25	1-1-2025	4,075,000	4,623,251
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25	1-1-2021	735,000	810,367
Chicago IL Park District Series A (GO)	5.00	1-1-2036	2,000,000	2,186,120
Chicago IL Park District Series C (GO)	5.00	1-1-2026	1,395,000	1,577,508
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, National Insured)	5.25	12-1-2017	3,555,000	3,891,445
Chicago IL Refunding Bond Series A (GO)	5.00	1-1-2027	1,700,000	1,812,863
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2029	1,490,000	1,693,251
Chicago IL Series A (GO, Ambac Insured)	5.00	1-1-2019	2,500,000	2,629,200
Chicago IL Series A (GO)	5.25	1-1-2022	3,820,000	4,062,570
Chicago IL Series A (GO)	5.25	1-1-2023	4,475,000	4,745,961
Chicago IL Series A (GO)	5.25	1-1-2028	1,750,000	1,819,790
Chicago IL Series A (GO, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	5,750,000	5,964,475
Chicago IL Series A Prerefunded Balance (GO, National Insured)	5.65	1-1-2028	555,000	590,276
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2024	1,300,000	1,331,369
Chicago IL Series C (GO)	4.00	1-1-2020	1,505,000	1,585,849
Chicago IL Series C (GO)	5.00	1-1-2024	3,695,000	3,849,747
Chicago IL Series G (GO, Ambac Insured)	5.00	12-1-2024	16,865,000	17,614,649
Chicago IL Series J (GO, Ambac Insured)	5.00	12-1-2023	365,000	381,604
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGM Insured)	5.25	6-1-2022	500,000	557,605
Chicago IL Transit Authority Capital Grant Receipts Series A (Transportation Revenue, AGM Insured)	6.00	6-1-2024	2,000,000	2,315,440

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Transit Authority Sales Tax Receipts (Tax Revenue)	5.25%	12-1-2027	$2,600,000	$2,986,074
Chicago IL Waste Water Transmission Refunding Bond Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,000,000	2,117,860
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2022	1,340,000	1,571,753
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2023	1,080,000	1,248,653
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2024	2,000,000	2,291,620
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2029	4,060,000	4,550,204
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2030	4,000,000	4,469,600
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2032	1,000,000	1,134,780
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2033	1,000,000	1,129,780
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2034	1,000,000	1,125,640
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2022	1,730,000	2,048,026
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2023	1,155,000	1,357,864
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2026	2,000,000	2,300,140
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2028	3,000,000	3,429,480
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2031	5,000,000	5,611,650
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2033	1,000,000	1,136,320
Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	10,000,000	10,561,500
Cook County IL Community College District #508 (GO)	5.25	12-1-2025	1,250,000	1,483,175
Cook County IL Community College District #508 (GO)	5.25	12-1-2027	1,295,000	1,526,248
Cook County IL Community College District #508 (GO)	5.25	12-1-2028	1,250,000	1,466,450
Cook County IL Community College District #508 (GO)	5.25	12-1-2030	3,000,000	3,496,500
Cook County IL Community College District #508 (GO)	5.25	12-1-2031	3,200,000	3,718,784
Cook County IL Series A (GO)	5.25	11-15-2022	7,240,000	8,319,918
Cook County IL Series A (GO)	5.25	11-15-2023	7,680,000	8,825,549
Cook County IL Series B (GO)	5.00	11-15-2023	600,000	706,596
Cook County IL Series C (GO)	5.00	11-15-2021	1,340,000	1,546,306
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1360 (GO, AGM Insured, Deutsche Bank LIQ) ø144A	0.16	2-1-2039	15,995,000	15,995,000
Du Page Cook & Will Counties IL Community College District #502 Series A (GO)	5.00	6-1-2022	2,650,000	3,189,381
Du Page County IL (Transportation Revenue, AGM Insured)	5.00	1-1-2017	2,020,000	2,066,581
Du Page County IL High School District (GO, AGM Insured)	5.00	1-1-2021	1,000,000	1,085,880
Homer Glen Will & Cook Village Counties IL Series A (GO)	4.00	12-1-2019	1,000,000	1,097,530
Homer Glen Will & Cook Village Counties IL Series A (GO)	5.00	12-1-2021	1,015,000	1,149,264
Huntley IL Special Service Area # 9 (Tax Revenue, AGM Insured)	4.60	3-1-2017	890,000	921,764
Illinois (GO)	4.75	4-1-2020	2,650,000	2,832,983
Illinois (GO, AGM Insured)	5.00	9-1-2016	585,000	600,684
Illinois (GO, Ambac Insured)	5.00	4-1-2020	3,000,000	3,030,570
Illinois (GO, AGM Insured)	5.00	1-1-2023	2,450,000	2,667,634
Illinois (Tax Revenue)	5.00	6-15-2023	16,050,000	19,312,965
Illinois (Miscellaneous Revenue)	5.00	7-1-2023	5,000,000	5,637,500
Illinois (Miscellaneous Revenue)	5.00	8-1-2024	5,000,000	5,524,800
Illinois (GO, AGM Insured)	5.00	4-1-2026	5,000,000	5,612,250
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	5,565,000	6,344,323
Illinois Education Facilities Authority (Miscellaneous Revenue) ±	3.40	11-1-2036	1,275,000	1,324,725
Illinois Education Facilities Authority (Education Revenue, Syncora Guarantee Incorporated Insured)	4.75	12-1-2023	1,445,000	1,450,029
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue) ±	4.13	11-1-2036	4,560,000	4,828,493
Illinois Finance Authority DePaul University Series A (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	10-1-2019	1,550,000	1,587,386

8	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50%	4-1-2021	$4,495,000	$4,874,648
Illinois Health Facilities Authority Mercy Hospital & Medical Center (Health Revenue)	10.00	1-1-2015	135,000	135,000
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National Insured)	5.00	2-1-2023	1,000,000	1,043,890
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National Insured)	5.25	2-1-2024	2,500,000	2,721,725
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National/FGIC Insured)	5.25	2-1-2023	1,100,000	1,198,131
Illinois Refunded Balance (Tax Revenue)	5.00	6-15-2018	175,000	198,907
Illinois Refunded Balance (Tax Revenue)	5.00	6-15-2018	825,000	933,545
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	7,836,746
Illinois Regional Transportation Authority (Tax Revenue, National/FHA Insured)	6.50	7-1-2026	7,815,000	10,463,347
Illinois Sales Tax Revenue Build Illinois (Tax Revenue)	5.00	6-15-2029	1,000,000	1,155,460
Illinois Series A (Tax Revenue)	5.00	6-1-2022	485,000	513,067
Illinois Series A (GO)	5.00	4-1-2023	4,500,000	5,065,740
Illinois Series A (GO, AGM Insured)	5.00	4-1-2024	2,500,000	2,821,500
Illinois Series A (Miscellaneous Revenue, National Insured)	5.25	10-1-2015	1,355,000	1,360,583
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.00	6-15-2028	2,500,000	2,825,425
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2030	4,000,000	4,615,040
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,000,000	3,432,480
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	4,650,000	4,965,921
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-2026	3,500,000	3,995,705
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, Bank of America NA SPA) ø	0.07	1-1-2031	34,385,000	34,385,000
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,200,000	3,212,064
Kane Cook & Du Page Counties IL School District #46 (GO)	4.50	1-1-2024	4,270,000	4,742,860
Kane County IL School District #129 (GO, National Insured)	5.00	2-1-2018	1,750,000	1,756,580
Kane McHenry Cook & DeKalb Counties IL Unified School District (GO, Ambac Insured)	5.00	1-1-2024	2,000,000	2,155,120
Kendall Kane & Will Counties IL Unified School District Series A (GO)	5.00	2-1-2023	1,000,000	1,147,180
McHenry & Kane Counties IL Community Consolidated School District #158 (GO)	5.63	1-15-2031	2,000,000	2,381,880
McHenry & Lake Counties IL Community Consolidated School District #26 (GO, AGM Insured)	5.00	2-1-2020	1,455,000	1,651,556
Metropolitan Pier & Exposition Authority Illinois CAB FSA (Tax Revenue, AGM/MBIA Insured) ¤	0.00	6-15-2030	15,000,000	7,866,450
Metropolitan Pier & Exposition Authority Illinois Hospitality Facilities PFOTER Series 3554 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø144A	0.13	7-1-2026	12,890,000	12,890,000
Northern IIlinois Municipal Power Agency Prairie State Project Series A (Utilities Revenue, National Insured)	5.00	1-1-2021	2,740,000	3,005,890
Northern Illinois University (Education Revenue, AGM Insured)	5.00	9-1-2022	1,325,000	1,514,661
Northern Illinois University (Education Revenue, AGM Insured)	5.00	9-1-2024	1,000,000	1,153,380
Northern Illinois University Auxiliary Facilities Revenue (Education Revenue, AGM Insured)	5.00	4-1-2019	1,000,000	1,116,440
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	1,975,000	1,643,990
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2022	3,600,000	3,875,652
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2023	1,560,000	1,671,134
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2017	455,000	549,544
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2018	535,000	676,887
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-2020	8,270,000	7,315,394

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, Ambac Insured)	5.50%	4-1-2024	$1,000,000	$1,249,160
University of Illinois Board of Trustees Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	2,000,000	2,215,920
University of Illinois Utility Infrastructure Projects Series 2004 (Education Revenue, Bank of New York Mellon SPA) ø	0.08	8-15-2021	13,775,000	13,775,000
Will County IL Community Unified School District CAB (GO, National Insured) ¤	0.00	11-1-2018	9,730,000	9,030,024

				499,503,284

Indiana: 2.08%
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	4.00	8-1-2017	1,000,000	1,078,610
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	5.00	8-1-2016	1,340,000	1,431,656
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.00	10-15-2017	5,410,000	5,919,893
Indiana Bond Bank Special Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2022	1,545,000	1,818,728
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.25	10-15-2016	600,000	643,488
Indiana Finance Authority Parkview Health System Series A (Health Revenue)	5.50	5-1-2024	4,500,000	5,151,195
Indiana Finance Authority Wastewater Utilities Revenue CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2030	2,315,000	2,729,524
Indiana Finance Authority Wastewater Utilities Revenue CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,035,000	1,214,552
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.91	11-15-2031	15,000,000	15,081,900
Jasper County IN PCR Northern Series A (Industrial Development Revenue, National Insured)	5.60	11-1-2016	5,900,000	6,316,363
Jeffersonville IN Building Corporation First Mortgage Series C (Miscellaneous Revenue)	4.25	8-15-2017	615,000	647,251
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2022	925,000	1,046,971
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2023	665,000	745,771
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2026	750,000	822,713
Mount Vernon IN School Building Corporation Prerefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	265,000	298,019
Mount Vernon IN School Building Corporation Unrefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	735,000	818,136
University of Southern Indiana Student Fee Series J (Education Revenue, AGM Insured)	5.00	10-1-2019	1,000,000	1,147,720

				46,912,490

Iowa: 0.41%
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2017	3,000,000	3,321,330
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2018	5,285,000	5,970,729

				9,292,059

Kansas: 0.07%
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.00	11-15-2021	1,300,000	1,488,019

Kentucky: 0.86%
Allen County KY Camp Courageous Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.24	12-1-2025	5,500,000	5,500,000
Kentucky Property & Buildings Commission Series A Project #95 (GO)	5.00	8-1-2019	1,265,000	1,459,253
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2020	1,000,000	830,310

10	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00%	7-1-2021	$2,750,000	$2,185,673
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2022	4,320,000	3,246,653
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2025	1,020,000	625,250
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	664,454
University of Kentucky Certificate of Participation Master Street Lease #4 (Miscellaneous Revenue)	4.45	6-18-2018	4,673,448	4,957,780

				19,469,373

Louisiana: 1.43%
Ascension Parish LA IDA Incorporated (Miscellaneous Revenue)	6.00	7-1-2036	4,000,000	4,340,520
Bossier City LA Utilities Revenue (Water & Sewer Revenue)	5.00	10-1-2037	2,000,000	2,297,580
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	1-1-2019	5,000,000	5,000,300
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2019	1,000,000	1,144,160
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A (Water & Sewer Revenue)	5.00	2-1-2030	1,000,000	1,160,550
Louisiana Local Government Environmental Facilities & CDA Trinity Properties (Housing Revenue, FNMA Insured, FNMA LIQ) ±	4.25	4-15-2039	1,245,000	1,275,527
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2016	100,000	105,295
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2017	150,000	161,415
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.00	7-1-2015	505,000	513,969
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.25	7-1-2017	55,000	58,488
New Orleans LA Public Improvement Series A (GO, Radian Insured)	5.00	12-1-2016	1,365,000	1,468,822
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.50	6-1-2016	690,000	740,253
New Orleans LA Sewer Service (GO, FGIC Insured)	5.50	12-1-2016	1,350,000	1,465,736
St. Bernard Parish LA Sales & Use Tax (Tax Revenue)	4.00	3-1-2023	3,405,000	3,732,255
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (Industrial Development Revenue) ø	0.22	11-1-2040	8,615,000	8,615,000

				32,079,870

Maryland: 0.10%
Maryland CDA Series A-2 (Miscellaneous Revenue)	5.00	6-1-2034	1,400,000	1,603,504
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	500,000	548,945

				2,152,449

Massachusetts: 2.15%
Massachusetts Consolidated Loan Series C (Tax Revenue, AGM Insured)	5.25	8-1-2025	5,000,000	5,574,750
Massachusetts Development Finance Agency Lasell College (Education Revenue)	5.00	7-1-2021	2,820,000	3,182,849
Massachusetts Development Finance Agency Merrimack College Series A (Education Revenue)	5.00	7-1-2021	1,035,000	1,154,480
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.50	4-15-2019	1,350,000	1,492,911

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts (continued)
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.55%	4-15-2020	$615,000	$688,659
Massachusetts Educational Financing Authority Issue I (Education Revenue)	5.50	1-1-2018	2,000,000	2,238,840
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	1-1-2017	2,000,000	2,177,360
Massachusetts HEFA Harvard University Series A (Education Revenue)	5.00	12-15-2029	1,890,000	2,201,396
Massachusetts HEFA Various Partners Healthcare Series G-6 (Health Revenue) ±	0.92	7-1-2038	14,000,000	14,007,280
Massachusetts Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	0.16	8-1-2025	15,700,000	15,700,000

				48,418,525

Michigan: 5.55%
Clinton MI Township Building Authority (Miscellaneous Revenue, Ambac Insured)	5.50	11-1-2017	4,045,000	4,269,498
Detroit MI City School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	595,000	646,676
Detroit MI City School District Building and Site Improvement Series A (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2019	8,000,000	8,106,400
Detroit MI City School District PFOTER-3556 (GO, FGIC/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) ø144A	0.48	5-1-2025	13,195,000	13,195,000
Detroit MI District Aid (GO)	5.00	11-1-2018	3,000,000	3,310,110
Detroit MI District Aid (GO)	5.00	11-1-2019	1,500,000	1,673,505
Detroit MI District Aid (GO)	5.00	11-1-2020	2,700,000	3,038,337
Eaton Rapids MI Public Schools (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,450,000	1,592,158
Eaton Rapids MI Public Schools (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	2,111,619
Flint MI International Academy (Education Revenue)	5.38	10-1-2022	2,270,000	2,326,273
Flint MI International Academy (Education Revenue)	5.50	10-1-2027	1,985,000	2,021,266
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	275,000	282,150
Hazel Park MI School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,351,168
Kent County MI (GO)	5.00	1-1-2025	1,000,000	1,132,480
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2024	1,750,000	2,014,950
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2025	1,750,000	2,014,950
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2026	1,930,000	2,216,238
Michigan Comprehensive Transportation Program (Tax Revenue)	5.25	5-15-2017	2,750,000	3,015,870
Michigan Finance Authority (Miscellaneous Revenue)	5.00	6-1-2020	1,400,000	1,591,968
Michigan Finance Authority (Health Revenue)	5.00	11-15-2023	400,000	456,996
Michigan Finance Authority (Health Revenue)	5.00	11-15-2026	800,000	891,752
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	2,540,000	2,562,428
Michigan Finance Authority Local Government Loan Program Series C (Health Revenue)	5.00	11-1-2022	2,070,000	2,330,986
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	1,000,000	1,152,220
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	12,000,000	13,321,200
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2035	2,750,000	3,073,868
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2037	2,000,000	2,223,600
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	1,040,000	1,080,893
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.50	5-1-2016	100,000	102,897

12	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00%	12-1-2018	$1,075,000	$1,126,439
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) ø144A	0.48	5-1-2029	9,910,000	9,910,000
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-2018	785,000	798,055
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10-1-2023	815,000	407,484
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-2025	4,165,000	4,850,976
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	9,000,000	9,080,280
Pinckney MI Community School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2024	1,020,000	1,206,232
Pinckney MI Community School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,383,822
Pinckney MI Community School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,910,885
Southfield MI Public Schools (GO, National/Qualified School Board Loan Fund Insured)	4.38	5-1-2025	4,000,000	4,259,640
Western MI University (Education Revenue)	5.25	11-15-2027	600,000	709,266
Western MI University (Education Revenue)	5.25	11-15-2029	1,000,000	1,174,090
Western MI University (Education Revenue, AGM Insured)	5.25	11-15-2033	750,000	856,088
Western Townships MI Utilities Authority (GO)	5.00	1-1-2017	1,500,000	1,626,315
Wyandotte MI Series A (Utilities Revenue, AGM Insured)	4.00	10-1-2016	500,000	526,575

				124,933,603

Minnesota: 0.96%
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.04	8-15-2034	2,200,000	2,200,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	4,555,000	4,959,530
Minnesota HEFAR Carleton College Series 5G (Education Revenue, JPMorgan Chase & Company SPA) ø	0.07	11-1-2029	10,000,000	10,000,000
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2016	1,365,000	1,429,851
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-2023	2,500,000	2,778,700
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.50	9-1-2018	300,000	306,378

				21,674,459

Mississippi: 0.58%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.00	12-1-2023	1,145,000	1,476,821
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	10,000,000	11,493,200

				12,970,021

Missouri: 0.49%
Kansas City MO Municipal Assistance Corporation Series B-1 (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2022	3,540,000	2,931,545
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	700,000	743,323

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Missouri (continued)
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50%	9-1-2018	$645,000	$668,652
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2032	1,500,000	1,720,680
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2033	1,000,000	1,142,840
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2034	1,000,000	1,138,570
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2035	2,000,000	2,265,280
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00	7-1-2019	415,000	489,430

				11,100,320

Nebraska: 0.14%
Lincoln County NE Hospital Authority Great Plains Regional Medical Center (Health Revenue)	5.00	11-1-2024	1,000,000	1,116,800
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-2019	500,000	576,025
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,290,000	1,444,839

				3,137,664

Nevada: 1.32%
Clark County NV Airport Series C (Airport Revenue, AGM Insured)	5.00	7-1-2023	5,600,000	6,437,760
Clark County NV Airport Series D (Airport Revenue)	5.00	7-1-2024	2,750,000	3,177,515
Clark County NV Las Vegas McCarran International Airport Series A (Airport Revenue)	5.00	7-1-2016	3,000,000	3,200,100
Clark County NV School District Series A (GO, National Insured)	5.00	6-15-2019	7,500,000	7,733,100
Clark County NV Water Reclamation District Series A (GO)	5.25	7-1-2038	2,880,000	3,273,638
Las Vegas NV New Convention & Visitors Authority Series E (Tax Revenue, AGM Insured)	4.20	7-1-2021	500,000	545,720
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2019	805,000	831,646
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2020	680,000	700,352
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2021	880,000	900,495
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.25	6-1-2024	200,000	203,886
Reno NV Sparks Indian Governmental Colony (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	6-1-2021	2,580,000	2,637,818

				29,642,030

New Hampshire: 0.12%
New Hampshire HFA (Housing Revenue)	4.80	7-1-2028	2,540,000	2,703,398

New Jersey: 3.47%
Essex County NJ Import Authority Series A (Miscellaneous Revenue)	6.00	11-1-2025	5,000,000	5,663,000
Garden NJ Open Space & Farmland Preservation Refunding Bonds Series A (Tax Revenue)	4.00	11-1-2017	930,000	1,012,454
New Jersey EDA (Tobacco Revenue)	5.00	6-15-2021	2,500,000	2,837,975
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	2,860,000	3,496,064
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.64	3-1-2028	15,000,000	14,965,950
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, NATL-RE Insured)	5.00	3-1-2030	4,475,000	4,927,960
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2017	2,000,000	2,161,120
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2019	9,810,000	10,959,830
New Jersey HEFAR Student Loan Series 1A (Education Revenue)	5.00	12-1-2016	2,100,000	2,263,422
New Jersey HEFAR Student Loan Series A (Education Revenue)	5.00	6-1-2016	500,000	529,995

14	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency Series AA (Housing Revenue)	5.25%	10-1-2016	$335,000	$351,244
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, National Insured)	5.50	3-1-2022	1,755,000	2,177,797
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	5,305,000	6,100,962
New Jersey TTFA Series A (Transportation Revenue, AGM Insured)	5.50	12-15-2022	8,010,000	9,603,429
New Jersey TTFA Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2020	7,000,000	8,243,690
New Jersey TTFA Series D (Transportation Revenue)	5.00	6-15-2032	2,500,000	2,772,950

				78,067,842

New Mexico: 0.37%
Albuquerque Bernalillo County NM Water Utility Authority Series B (Water & Sewer Revenue)	5.00	7-1-2024	1,000,000	1,231,650
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA Insured)	4.63	9-1-2025	1,475,000	1,521,890
New Mexico Mortgage Finance Authority SFMR Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	595,000	628,028
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.85	11-1-2039	5,000,000	5,032,200

				8,413,768

New York: 9.37%
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1177 (Transportation Revenue, Deutsche Bank LIQ) ø144A	0.20	11-15-2038	11,250,000	11,250,000
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	2,720,000	3,092,858
Metropolitan Transportation Authority New York Dedicated Tax Fund Series A (Tax Revenue)	5.00	11-15-2024	6,010,000	7,283,038
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	4,010,000	4,669,284
Metropolitan Transportation Authority New York Series B (Transportation Revenue)	5.25	11-15-2039	6,035,000	7,045,681
Metropolitan Transportation Authority New York Series D (Transportation Revenue)	5.00	11-15-2027	2,000,000	2,351,600
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2028	2,450,000	2,875,614
Monroe County NY Development Corporation (Education Revenue)	5.00	6-1-2020	2,125,000	2,408,943
Monroe County NY Industrial Development Corporation Revenue Monroe Community College (Education Revenue, AGM Insured)	5.00	1-15-2022	790,000	897,401
Monroe County NY Industrial Development Corporation Revenue Monroe Community College (Education Revenue, AGM Insured)	5.00	1-15-2023	645,000	737,370
Monroe County NY Industrial Development Corporation Revenue Monroe Community College (Education Revenue, AGM Insured)	5.00	1-15-2024	905,000	1,037,800
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue)	4.00	7-1-2019	740,000	802,064
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue)	5.50	7-1-2022	2,000,000	2,338,980
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.89	5-1-2018	1,545,000	1,545,309
New York Dormitory Authority Series B (Tax Revenue, Ambac Insured)	5.50	3-15-2025	3,885,000	4,987,097
New York Dormitory Authority Series C (Tax Revenue)	5.00	3-15-2036	8,650,000	10,047,321
New York Dormitory Authority St. John University Series B-1 (Education Revenue, Bank of America NA LOC) ø	0.06	7-1-2034	5,000,000	5,000,000
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	3,675,000	4,200,084

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50%	8-1-2018	$1,500,000	$1,610,250
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Dexia Credit Local SPA) ø	0.16	8-1-2028	10,000,000	10,000,000
New York NY City Transitional Balance Future Tax Sub Series A-1 (Tax Revenue)	5.00	8-1-2027	1,115,000	1,356,609
New York NY City Transitional Prerefunded Balance Future Tax Sub Series A-1 (Tax Revenue)	5.00	5-1-2023	65,000	75,539
New York NY City Transitional Unrefunded Balance Future Tax Sub Series A-1 (Tax Revenue)	5.00	5-1-2023	2,810,000	3,248,248
New York NY IDAG 2006 Project Samaritan AIDS Services (Miscellaneous Revenue, Citibank NA LOC)	4.50	11-1-2015	275,000	283,641
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.16	6-15-2032	15,000,000	15,000,000
New York NY Series A (GO)	5.00	8-1-2033	1,535,000	1,798,774
New York NY Series F-1 (GO)	5.00	3-1-2032	7,670,000	8,845,504
New York NY Sub Series F-1 (GO)	5.00	8-1-2032	2,250,000	2,646,945
New York NY Sub Series J-4 (GO) ±	0.59	8-1-2025	10,000,000	9,991,200
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.16	4-1-2035	6,000,000	6,000,000
New York NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-2031	2,475,000	2,789,845
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	9,960,000	9,970,060
New York Urban Development Corporation Series C (Tax Revenue)	5.00	3-15-2032	1,820,000	2,118,899
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC Insured)	5.50	1-1-2019	3,000,000	3,497,220
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2020	1,160,000	1,300,047
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2022	1,350,000	1,537,326
Port Authority New York & New Jersey Series 184 (Airport Revenue)	5.00	9-1-2031	1,645,000	1,969,608
Port Authority New York & New Jersey Series 184 (Airport Revenue)	5.00	9-1-2032	11,000,000	13,098,250
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	12-1-2020	5,000,000	5,755,850
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	9-1-2039	25,040,000	29,191,382
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-2022	420,000	458,959
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2023	500,000	575,975
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	9-1-2020	1,430,000	1,660,630
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGM Insured)	5.00	4-1-2018	820,000	872,160
Utility Debt Securitization Authority New York (Utilities Revenue)	5.00	12-15-2032	1,250,000	1,497,125
Yonkers NY (GO, AGM Insured)	5.00	10-1-2024	1,000,000	1,143,830

				210,864,320

North Carolina: 1.54%
Craven County NC Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	6-1-2023	4,400,000	4,865,652
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2020	3,400,000	3,961,850
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2022	250,000	291,193
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2023	1,000,000	1,171,760
North Carolina Medical Care Commission Healthcare Facilities Series A (Health Revenue, JPMorgan Chase & Company SPA) ø	0.06	11-1-2034	21,350,000	21,350,000
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	90,000	100,324
Pitt County NC Certificate of Participation School Facilities Project (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	2,755,000	3,013,226

				34,754,005

16	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

North Dakota: 0.05%
North Dakota Housing Finance Agency Series D (Housing Revenue)	4.50%	1-1-2029	$1,030,000	$1,083,519

Ohio: 2.02%
Cincinnati OH CIty School District Improvement Project COP (Miscellaneous Revenue)	5.00	12-15-2024	4,815,000	5,717,764
Cincinnati OH City School District Improvement Project COP (Miscellaneous Revenue)	5.00	12-15-2025	2,095,000	2,477,631
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A (Miscellaneous Revenue)	5.00	1-1-2022	2,500,000	2,969,675
Kent University Ohio General Receipts Series B (Education Revenue, AGM Insured)	5.00	5-1-2018	1,165,000	1,309,914
Montgomery County OH Catholic Health Refunding Bond Series B-2 (Health Revenue, U.S. Bank NA SPA) ø	0.10	3-1-2027	10,000,000	10,000,000
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	10-1-2033	1,750,000	1,804,425
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	12-1-2033	2,500,000	2,580,075
Ohio Building Authority (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,167,200
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1 (Transportation Revenue)	5.25	2-15-2029	1,000,000	1,182,430
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1 (Transportation Revenue)	5.25	2-15-2030	1,000,000	1,181,630
Ohio Water Development Authority Pollution Control Facilities Revenue Series B (Industrial Development Revenue) ±	3.63	10-1-2033	3,150,000	3,299,499
Reynoldsburg OH City School District Series DCL-2014-001 (GO, Dexia Credit Local LIQ) ø144A	0.14	9-1-2030	9,585,000	9,585,000
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Lease Revenue)	5.75	12-1-2027	950,000	1,030,750
Summit County OH Port Authority (Education Revenue)	5.25	1-1-2024	1,000,000	1,131,500

				45,437,493

Oklahoma: 0.71%
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2019	1,325,000	1,453,326
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2022	2,595,000	2,897,966
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2023	1,010,000	1,119,373
Cushing OK Educational Facilities Authority (Miscellaneous Revenue)	5.00	9-1-2022	3,210,000	3,823,335
McGee Creek OK Authority (Water & Sewer Revenue, State Street Bank & Trust Company LOC, National Insured)	6.00	1-1-2023	1,660,000	1,844,277
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2020	1,000,000	1,131,270
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2021	1,000,000	1,137,240
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2022	1,000,000	1,140,920
Oklahoma Development Finance Authority (Miscellaneous Revenue)	4.00	6-1-2023	1,270,000	1,426,693

				15,974,400

Oregon: 0.06%
Medford OR Hospital Facilities Authority Revenue (Health Revenue)	5.00	10-1-2020	1,155,000	1,320,846

Pennsylvania: 5.79%
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2024	1,500,000	1,715,850
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2025	1,500,000	1,710,105
Allegheny County PA Hospital Development Authority Series B (Health Revenue, National Insured)	6.00	7-1-2025	2,605,000	3,297,722
Allegheny County PA Series 72 (GO)	5.25	12-1-2033	4,000,000	4,662,000
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.54	11-1-2039	10,000,000	10,256,600
Bucks County PA Water & Sewer Authority Water System (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2026	2,400,000	2,744,040

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65%	12-15-2017	$375,000	$395,201
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	3,750,000	3,752,138
Delaware County PA Voctech School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,298,280
Delaware Valley PA Regional Finance Authority Series 2996 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ø144A	0.29	7-1-2017	2,000,000	2,000,000
Johnstown PA School District (GO, AGM Insured)	5.00	8-1-2024	2,730,000	3,102,645
Lancaster County PA Solid Waste Management Authority Series A (Resource Recovery Revenue)	5.25	12-15-2028	5,665,000	6,649,690
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-2026	4,000,000	4,592,960
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, Radian Insured)	4.70	8-1-2017	565,000	611,884
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,170,000	1,232,911
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2019	880,000	963,582
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2020	590,000	649,378
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2022	1,310,000	1,454,925
Pennsylvania Hills PA School District (GO, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,460,000	1,601,868
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	2.00	5-15-2016	800,000	813,256
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	547,960
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2022	1,000,000	1,085,280
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2020	2,000,000	2,279,100
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2029	1,000,000	1,102,670
Pennsylvania Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2024	2,000,000	2,297,780
Pennsylvania Series 2 (GO)	5.00	4-15-2023	2,000,000	2,291,480
Pennsylvania Turnpike Commission Sub Series B (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.04	7-15-2041	5,400,000	5,400,000
Pennsylvania Turnpike Commission Sub Series B (Transportation Revenue)	5.00	6-1-2017	325,000	356,522
Pennsylvania Turnpike Commission Sub Series C (Transportation Revenue, AGM Insured) ¤	0.00	6-1-2033	1,350,000	1,598,711
Pennsylvania Turnpike Commission Sub Series E (Transportation Revenue) ¤	0.00	12-1-2038	2,000,000	2,172,980
Philadelphia PA Authority for Industrial Development (Education Revenue)	6.13	6-15-2023	1,000,000	1,080,350
Philadelphia PA Authority for Industrial Development (Education Revenue)	5.88	6-15-2022	1,000,000	1,061,860
Philadelphia PA Authority for Industrial Development (Education Revenue)	7.00	5-1-2026	740,000	801,901
Philadelphia PA Gas Works Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2015	1,000,000	1,025,940
Philadelphia PA Gas Works Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2016	1,000,000	1,063,560
Philadelphia PA IDA Master Charter School (Education Revenue)	5.00	8-1-2020	600,000	632,586
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	5.00	5-1-2016	185,000	186,650
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	6.25	5-1-2021	285,000	302,525
Philadelphia PA School District Refunding Bond Series C (GO)	5.00	9-1-2018	8,065,000	9,057,802
Philadelphia PA School District Refunding Bond Series C (GO)	5.00	9-1-2021	2,200,000	2,527,470

18	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Philadelphia PA Series A (GO)	5.00%	9-15-2021	$7,000,000	$8,255,730
Philadelphia PA Series A (GO)	5.25	7-15-2028	2,590,000	3,089,041
Philadelphia PA Series A (GO)	5.25	7-15-2029	4,410,000	5,224,924
Philadelphia PA Series A (GO)	5.25	7-15-2032	4,380,000	5,121,096
Pittsburgh PA Series A (GO)	4.00	9-1-2022	1,000,000	1,128,330
Pittsburgh PA Series A (GO)	5.00	9-1-2022	2,060,000	2,469,095
Pittsburgh PA Series A (GO)	5.00	9-1-2023	3,810,000	4,525,213
Reading PA School District (GO)	5.00	4-1-2021	3,120,000	3,485,882
State Public School Building Authority Pennsylvania School Revenue City of Harrisburg Project Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,250,000	1,486,150
State Public School Building Authority Pennsylvania School Revenue City of Harrisburg Project Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,250,000	1,469,575
State Public School Building Authority Pennsylvania School Revenue City of Harrisburg Project Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,250,000	1,462,350
State Public School Building Authority Pennsylvania School Revenue City of Harrisburg Project Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,185,286

				130,280,834

Puerto Rico: 0.05%
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Miscellaneous Revenue, National Insured)	5.50	7-1-2016	1,015,000	1,039,928

Rhode Island: 0.43%
Providence RI Series A (GO, AGM Insured)	4.00	1-15-2018	2,115,000	2,259,814
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2015	2,060,000	2,090,962
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2021	2,670,000	2,807,612
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2022	2,425,000	2,599,794

				9,758,182

South Carolina: 0.37%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	23,869	21,969
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	26,606	22,344
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	35,996	27,346
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	39,781	27,027
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2016	590,000	638,781
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	1-1-2019	3,500,000	3,894,520
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10-1-2024	2,380,000	2,573,256
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,096,730

				8,301,973

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	19

Security name	Interest rate	Maturity date	Principal	Value

South Dakota: 0.05%
Rapid City SD Airport Project (Airport Revenue)	6.25%	12-1-2026	$920,000	$1,022,037

Tennessee: 1.96%
Franklin County TN HEFA (Education Revenue)	4.00	9-1-2024	250,000	276,743
Franklin County TN HEFA (Education Revenue)	5.00	9-1-2030	560,000	644,034
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, National Insured)	5.50	8-15-2019	540,000	600,712
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.05	6-1-2042	20,150,000	20,150,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2024	1,750,000	2,066,943
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	2,140,000	2,364,015
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	1,400,000	1,593,746
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	4,060,000	4,679,881
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	5,790,000	6,863,350
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	1,820,000	1,895,384
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2027	2,485,000	2,884,265

				44,019,073

Texas: 6.00%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00	8-15-2034	250,000	256,238
Austin TX Refunding Revenue Bond (Utilities Revenue, National Insured)	5.25	5-15-2025	1,400,000	1,710,828
Bexar County TX Combination Tax COP (GO)	5.00	6-15-2024	1,000,000	1,237,760
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-2019	1,310,000	1,514,596
Conroe TX Independent School District Series A (GO)	4.00	2-15-2023	1,000,000	1,151,270
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2026	2,000,000	2,166,260
Harris County TX Toll Road Project Series C (GO, AGM Insured)	5.25	8-15-2027	4,000,000	5,107,040
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-2025	1,000,000	1,116,430
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00	2-15-2022	955,000	1,003,906
Houston TX Independent School District Limited Tax (GO)	4.25	2-15-2021	5,000,000	5,351,900
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25	11-15-2031	3,000,000	3,529,230
Lower Colorado River TX Authority (Utilities Revenue)	5.50	5-15-2031	2,500,000	2,998,525
Midtown TX RDA (Tax Revenue, Ambac Insured)	5.00	1-1-2020	1,495,000	1,498,738
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2027	1,880,000	2,199,280
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,775,483
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2030	1,500,000	1,731,540
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,143,680
North Harris County TX Regional Water Authority Senior Lien (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2029	1,215,000	1,417,626
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2016	1,135,000	1,211,590
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.14	7-1-2030	9,880,000	9,895,709
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Resource Recovery Revenue) ø	0.20	12-1-2039	3,800,000	3,800,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.20	12-1-2039	19,000,000	19,000,000

20	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Round Rock TX Transportation Systems Development Corporation (Tax Revenue, National Insured)	4.50%	8-15-2020	$1,000,000	$1,014,670
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series C (Health Revenue, JPMorgan Chase & Company SPA) ø	0.14	11-15-2033	10,000,000	10,000,000
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.50	9-15-2017	5,075,000	5,081,902
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2021	3,945,000	4,595,688
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2023	7,925,000	9,045,278
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	8,000,000	9,309,280
Texas PFA Cosmos Foundation Series A (Education Revenue)	5.00	2-15-2018	530,000	533,111
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2032	2,000,000	2,488,200
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2033	2,000,000	2,484,720
Texas Private Activity Surface Transportation Corporation Project Senior Lien Note (Transportation Revenue)	7.50	12-31-2031	3,500,000	4,273,535
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2016	1,210,000	1,287,743
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	1,465,000	1,681,688
Texas Woman’s University Financing System (Education Revenue)	4.00	7-1-2020	1,000,000	1,118,070
Tomball TX Independent School District Refunding Balance School Building (GO, Permanent School Fund Insured) ¤	0.00	2-15-2015	825,000	824,860
University of Houston Texas (Education Revenue)	5.00	2-15-2024	2,700,000	3,064,095
University of Houston Texas Series B (Education Revenue)	5.25	7-1-2026	4,225,000	5,451,053
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Health Revenue, National/FHA Insured)	5.00	8-1-2016	920,000	985,734

				135,057,256

Utah: 0.02%
Utah County UT Lakeview Academy Series A (Education Revenue)	5.35	7-15-2017	430,000	442,444

Virgin Islands: 0.39%
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	3,000,000	3,400,740
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	5,000,000	5,389,450

				8,790,190

Virginia: 1.30%
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-2041	1,772,000	251,057
Marquis VA CDA Series B (Tax Revenue)	5.63	9-1-2041	1,274,000	1,208,121
Reynolds Crossing CDA VA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	3-1-2021	321,000	322,226
Virginia Public Building Authority Series C (Miscellaneous Revenue)	4.00	8-1-2025	20,255,000	23,005,200
Virginia Small Business Financing Authority (Education Revenue)	5.25	10-1-2029	3,000,000	3,467,910
Virginia State College Building Authority Regent University Project (Education Revenue)	5.00	6-1-2015	210,000	213,707
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	808,000	810,384

				29,278,605

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Washington: 1.05%
Energy Northwest Washington (Utilities Revenue)	5.00%	7-1-2022	$1,185,000	$1,409,676
Grant County WA Public Utility District # 2 Priest Rapids Series A (Utilities Revenue, National Insured)	5.00	1-1-2023	345,000	361,284
Lewis County WA Public Utility District Refunding (Utilities Revenue)	5.25	4-1-2032	6,115,000	7,306,936
Port of Seattle WA Intermediate Lien Series A (Airport Revenue, National Insured)	5.00	3-1-2028	7,475,000	7,524,260
TES Properties Washington (Miscellaneous Revenue)	5.50	12-1-2029	1,400,000	1,607,788
Tumwater Office Properties Washington Lease Revenue Washington Office Buildings (Miscellaneous Revenue)	5.00	7-1-2026	2,750,000	3,275,663
Washington EDFA (Education Revenue)	5.00	6-1-2028	1,000,000	1,212,320
Washington HEFAR Whitworth University Project (Education Revenue, U.S. Bank NA Insured)	5.00	10-1-2015	1,010,000	1,040,098

				23,738,025

West Virginia: 0.05%
West Virginia School Building Authority (Miscellaneous Revenue)	5.25	7-1-2020	1,100,000	1,236,543

Wisconsin: 0.77%
Kenosha WI Unified School District #1 Series A (GO)	4.50	4-1-2015	1,620,000	1,636,702
Wisconsin HEFA Bellin Memorial Hospital (Health Revenue, Ambac Insured)	5.50	2-15-2019	950,000	1,004,739
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	2,070,000	2,146,590
Wisconsin HEFA Series A (Health Revenue)	5.00	7-15-2021	3,500,000	3,968,230
Wisconsin HEFA Series A (Health Revenue)	5.00	11-15-2023	3,500,000	4,149,075
Wisconsin HEFA Series E (Housing Revenue)	4.15	5-1-2015	210,000	212,579
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(n)(m)	0.09	6-1-2019	2,650,000	2,570,500
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A (Education Revenue)	6.00	10-1-2032	1,475,000	1,593,251

				17,281,666

Total Municipal Obligations (Cost $2,109,122,269)				2,209,000,359

	Yield		Shares
Short-Term Investments: 1.11%

Investment Companies: 1.10%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u)(l)##	0.01		24,714,237	24,714,237

			Principal
U.S. Treasury Securities: 0.01%
U.S. Treasury Bill (z)#	0.03	3-19-2015	$275,000	274,990

Total Short-Term Investments (Cost $24,989,221)				24,989,227

Total investments in securities (Cost $2,134,111,490) *	99.26%	2,233,989,586
Other assets and liabilities, net	0.74	16,669,587

Total net assets	100.00%	$2,250,659,173

22	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2014 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $2,134,108,781 and unrealized gains (losses) consists of:

Gross unrealized gains	$101,774,065
Gross unrealized losses	(1,893,260)

Net unrealized gains	$99,880,805

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.67%

Alabama: 1.60%
Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$10,520,000	$10,827,080
Jefferson County AL Limited Obligation School District Series A (Tax Revenue, AGM Insured)	5.25	1-1-2018	775,000	776,736
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25	1-1-2020	3,000,000	3,024,900
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2025	710,000	433,164
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	3,000,000	1,748,040
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2029	4,115,000	1,989,068
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	7,375,000	7,951,209
Jefferson County AL Warrants Series C (GO)	4.90	4-1-2021	4,255,000	4,587,273
Tuscaloosa County AL IDA Series A (Industrial Development Revenue) ø	0.24	9-1-2020	20,000,000	20,000,000

				51,337,470

Arizona: 0.82%
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	2,000,000	2,260,220
Pima County AZ IDA Acclaim Charter School Project (Education Revenue)	5.60	12-1-2016	250,000	255,233
Pima County AZ IDA Global Water Resources LLC Project (Water & Sewer Revenue)	5.45	12-1-2017	100,000	102,163
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	7,510,000	7,553,633
Pima County AZ IDA New Plan Learning Series A (Education Revenue)	8.13	7-1-2041	6,495,000	6,532,606
Pima County AZ IDA Noah Webster Schools-PIMA Project (Education Revenue)	7.00	12-15-2043	3,225,000	3,416,049
Salt Verde AZ Financial Corporation (Utilities Revenue, Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,605,000	3,008,462
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-2020	1,000,000	1,098,390
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-2021	1,000,000	1,100,080
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-2022	1,000,000	1,094,880

				26,421,716

California: 10.32%
Alameda County CA Certificate of Participation (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2019	1,400,000	1,262,744
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,136,981
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2032	3,795,000	1,865,470
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2034	5,000,000	2,202,750
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2035	6,700,000	2,817,149
Alhambra CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2031	7,500,000	3,876,225
Anaheim CA PFA Series A (Lease Revenue)	5.00	5-1-2046	8,500,000	9,357,395
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2037	1,305,000	490,523
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2038	1,900,000	680,751
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2039	2,005,000	682,823
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.29	4-1-2036	28,000,000	28,649,880
California (Miscellaneous Revenue)	5.00	8-1-2033	30,000,000	35,402,700

2	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, AGM Insured) ¤	0.00%	1-15-2022	$12,255,000	$10,068,218
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, AGM Insured) ¤	0.00	1-15-2023	11,695,000	9,181,861
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, AGM Insured) ¤	0.00	1-15-2024	2,000,000	1,512,960
California HFFA Unrefunded Bond Providence Health Services Series C (Health Revenue) (h)	6.50	10-1-2038	10,050,000	12,101,808
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	2,230,000	2,568,246
California PFOTER PT-2802 (GO, National Insured, Dexia Credit Local SPA) ø	0.23	2-1-2025	3,985,000	3,985,000
California Pollution Control Financing Waste Management Incorporated Project Series A-2 (Resource Recovery Revenue)	5.40	4-1-2025	1,240,000	1,264,205
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	4,000,000	4,794,520
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	3,260,000	3,764,778
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	870,000	902,521
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	4,900,000	5,876,619
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2024	750,000	571,358
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2027	1,000,000	662,150
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2028	1,040,000	650,021
Clovis CA Unified School District CAB Election of 2001 Series B (GO, National Insured) ¤	0.00	8-1-2025	535,000	390,315
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2031	1,000,000	516,830
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2032	1,000,000	490,710
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2033	1,000,000	469,530
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2032	2,515,000	1,092,265
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2033	2,000,000	814,940
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2036	510,000	177,577
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2028	1,165,000	703,054
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2029	1,500,000	864,405
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,092,660
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,020,640
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2032	1,660,000	803,473
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2033	1,230,000	567,965
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2034	1,615,000	708,339
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	6,470,000	3,839,427
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	3,330,000	1,634,064
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Tobacco Revenue, AGM Insured) ¤	0.00	6-1-2026	18,200,000	12,792,052
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Miscellaneous Revenue)	5.00	6-1-2030	970,000	1,112,551
Golden West CA Schools Financing Authority PFOTER 3016 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.13	8-1-2026	6,920,000	6,920,000
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2025	2,060,000	1,502,894
Hawthorne CA School District CAB Series C (GO, National Insured) ¤	0.00	11-1-2025	1,265,000	846,437
Long Beach CA Bond Financing Authority Series A (Utilities Revenue)	5.50	11-15-2032	4,990,000	6,134,407
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	6.13	11-1-2029	25,425,000	32,514,507

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	3

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13%	11-1-2029	$1,000,000	$1,278,840
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	7.00	11-1-2034	3,755,000	5,345,468
Merced CA City School District CAB (GO, National Insured) ¤	0.00	8-1-2024	1,375,000	1,014,393
Modesto CA High School District CAB Series A (GO, National Insured) ¤	0.00	8-1-2024	2,215,000	1,697,000
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2024	1,130,000	833,646
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2025	2,335,000	1,642,532
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2027	2,775,000	1,716,671
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,245,800
Newark CA Unified School District CAB Election of 1997 Series D (GO, AGM Insured) ¤	0.00	8-1-2026	1,770,000	1,183,192
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.88	7-1-2027	29,660,000	27,257,243
Ontario Montclair CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2028	1,500,000	927,570
Ontario Montclair CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2030	2,000,000	1,127,840
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2025	2,000,000	1,459,120
Palomar Pomerado CA Health ROC (GO, National Insured, Citibank NA LIQ) 144Aø	0.29	2-1-2016	6,000,000	6,000,000
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2027	2,095,000	1,342,246
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2028	4,450,000	2,689,936
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2029	4,520,000	2,607,904
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2030	6,725,000	3,585,568
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2031	2,185,000	1,108,844
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2032	2,000,000	960,260
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2033	4,295,000	1,966,595
Porterville CA Unified School Facilities Improvement District CAB Election of 2002 Series A (GO, National Insured) ¤	0.00	8-1-2025	1,445,000	960,983
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	25,000	28,682
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	5,420,000	6,457,334
San Bernardino CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	8-1-2031	1,100,000	1,254,638
San Bernardino CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2026	1,100,000	1,289,970
San Bernardino CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2028	1,250,000	1,445,088
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	1,040,000	1,226,805
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	2,000,000	2,425,260
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2031	2,000,000	1,055,720
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2032	1,500,000	751,335
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2033	1,000,000	480,610
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2034	2,000,000	908,140
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2035	1,500,000	650,145
San Mateo County CA Community College District Capital Appreciation Election 2001 Series B (GO, National Insured, Deutsche Bank LIQ) 144Aø	0.15	6-1-2031	11,396,000	11,396,000
Santa Ana CA Financing Authority Prerefunded Police Administration and Holding Facility Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2015	150,000	154,533
Santa Ana CA Financing Authority Unrefunded Police Administration and Holding Facility Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2015	150,000	154,256
Santa Ana CA Unified School District CAB Election of 1999 Series B (GO, National Insured) ¤	0.00	8-1-2026	2,515,000	1,688,873
Sylvan CA Unified School District CAB (GO, AGM Insured) ¤	0.00	8-1-2037	1,085,000	398,922
Tahoe-Truckee CA Unified School District CAB (GO, National Insured) ¤	0.00	8-1-2024	2,965,000	2,213,521
Upland CA Unified School District CAB Election of 2008 Series C (GO) ¤	0.00	8-1-2032	3,000,000	1,444,500

4	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
West Contra Costa CA Unified School District CAB Series C (GO, AGM Insured) ¤	0.00%	8-1-2029	$3,000,000	$1,717,830
West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2029	1,690,000	969,097
Wiseburn CA School District CAB Election of 2010 Series B (GO, AGM Insured) ¤	0.00	8-1-2034	2,000,000	881,100

				331,282,708

Colorado: 2.36%
Colorado E-470 Public Highway Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2027	9,500,000	6,198,085
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2020	9,385,000	8,272,033
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2022	4,600,000	3,822,416
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	2,200,000	2,502,610
Colorado ECFA Charter School Banning Lewis Ranch Academy Project (Education Revenue) 144A	6.13	12-15-2035	4,040,000	4,098,014
Colorado ECFA Charter School Community Leadership (Education Revenue)	5.75	7-1-2019	875,000	920,754
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	185,000	199,104
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	7.25	10-1-2039	500,000	608,625
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	1,330,000	1,539,874
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	7.50	9-1-2033	5,015,000	5,110,034
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.00	9-1-2043	5,930,000	6,088,924
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	3,795,000	3,902,209
Colorado ECFA Twin Peaks Charter Academy (Miscellaneous Revenue)	6.50	3-15-2043	1,290,000	1,460,164
Colorado ECFA Union Colony Charter School Project (Education Revenue) 144A	5.75	12-1-2037	3,960,000	3,968,197
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	4,000,000	4,659,960
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	2,160,000	2,326,190
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.25	12-15-2020	390,000	420,447
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.75	12-15-2025	455,000	494,221
Colorado PFA Charter School Highline Academy Project (Education Revenue)	7.38	12-15-2040	4,010,000	4,444,083
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue)	5.15	5-1-2017	915,000	942,304
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.05	5-1-2015	110,000	110,784
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	5-1-2020	965,000	993,989
Public Authority for Colorado Energy Natural Gas Purchase (Utilities Revenue, Merrill Lynch & Company Guaranty Agreement)	6.50	11-15-2038	4,500,000	6,151,140
Regional Transportation District of Colorado Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2023	5,500,000	6,566,560

				75,800,721

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Connecticut: 0.43%
Connecticut HEFA Eastern Connecticut Health Network Series A (Health Revenue, Radian Insured)	6.38%	7-1-2016	$480,000	$481,512
Connecticut HFA Special Needs Housing Series 2 (Health Revenue, Ambac Insured)	5.25	6-15-2022	1,675,000	1,681,449
Connecticut Series A (Miscellaneous Revenue) ±	1.14	4-15-2019	4,050,000	4,136,063
Connecticut Series A (GO) ±	1.29	4-15-2020	5,900,000	6,046,674
Hamden CT BAN (GO)	5.00	8-15-2026	1,235,000	1,381,385

				13,727,083

Delaware: 0.08%
Kent County DE Charter School Incorporated Project (Education Revenue)	7.38	5-1-2037	2,110,000	2,434,624

District of Columbia: 1.08%
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	4,665,000	5,215,377
District of Columbia Children’s Research Center (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	4-1-2038	5,835,000	5,835,000
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	11-1-2042	21,300,000	21,300,000
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10-1-2035	2,000,000	2,367,500

				34,717,877

Florida: 4.30%
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	5-1-2020	1,515,000	1,500,002
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	1,000,000	1,123,060
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	2,000,000	2,270,560
Collier County FL School Board Refunding Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.25	2-15-2021	1,000,000	1,189,080
Crossings At Fleming Island FL Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.25	5-1-2018	1,260,000	1,264,019
Crossings At Fleming Island FL Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.63	5-1-2019	1,295,000	1,296,826
Crossings At Fleming Island FL Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	4.00	5-1-2024	1,025,000	1,032,114
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2031	1,155,000	1,330,814
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	1,465,000	1,682,465
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1132 (Transportation Revenue, Deutsche Bank LIQ) 144Aø	0.20	7-1-2031	14,760,000	14,760,000
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	5.50	6-15-2022	1,240,000	1,283,623
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	13,290,000	15,118,040
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-2047	815,000	1,017,691
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-2042	2,765,000	3,049,325
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-2015	40,000	40,114
Heritage Harbor FL Community Development District (Miscellaneous Revenue)	7.75	5-1-2023	470,000	469,934
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	2,500,000	2,515,675

6	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Indigo FL Community Development District Series C (Miscellaneous Revenue) (s)(i)	1.40%	5-1-2030	$2,561,001	$1,288,030
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2025	530,000	584,277
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2028	1,195,000	1,303,649
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-2031	1,266,000	1,266,836
Marshall Creek FL Community Development District (Miscellaneous Revenue)	6.63	5-1-2032	2,465,000	2,192,544
Marshall Creek FL Community Development District Series A (Miscellaneous Revenue)	7.65	5-1-2032	1,640,000	1,641,542
Miami FL HFA Jewish Home & Hospital Project (Health Revenue, SunTrust Bank LOC) ø	0.22	8-1-2026	12,060,000	12,060,000
Miami-Dade County FL Educational Facilities University of Miami Series A (Education Revenue)	5.75	4-1-2028	1,200,000	1,264,356
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	500,000	604,805
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2033	1,525,000	1,781,109
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2034	1,600,000	1,856,960
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2035	1,680,000	1,945,205
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2036	1,765,000	2,040,411
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2041	10,240,000	11,689,882
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.31	8-1-2029	20,245,000	20,245,000
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11-1-2028	2,000,000	2,286,660
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11-15-2039	5,500,000	6,525,310
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	6.20	11-15-2026	2,060,000	2,233,308
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	7.38	11-15-2041	3,525,000	4,059,320
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	8-15-2023	2,810,000	3,102,549
St. Johns County FL IDA Refunding Glenmoor Project Series A (Health Revenue) ±	1.34	1-1-2049	750,000	275,760
St. Johns County FL IDA Refunding Subordinated Glenmoor Project Series B (Health Revenue)	2.50	1-1-2049	277,527	3
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2020	2,020,000	2,189,862
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2021	2,140,000	2,341,310
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2022	2,265,000	2,481,466

				138,203,496

Georgia: 0.76%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue)	6.38	7-1-2025	2,370,000	2,259,463
Forsyth County GA Hospital Authority Georgia Baptist Health Care System Project (Health Revenue)	6.38	10-1-2028	465,000	604,505
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2016	2,175,000	2,182,460
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2017	2,220,000	2,226,838
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2018	2,500,000	2,507,025
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, Ambac Insured)	7.25	1-1-2024	400,000	551,504

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Georgia (continued)
Georgia Municipal Electric Authority Prerefunded Balance Class A (Utilities Revenue, National Insured, Societe Generale LIQ) 144Aø	0.06%	1-1-2018	$1,795,000	$1,795,000
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25	10-1-2027	2,000,000	2,235,440
Georgia Road & Tollway Authority Convertible CAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A¤	0.00	6-1-2049	5,600,000	2,945,096
Georgia Road & Tollway Authority Toll Revenue CAB I-75 South Expressway Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2034	3,750,000	1,078,988
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2027	5,060,000	6,172,087

				24,558,406

Guam: 0.13%
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	3,195,000	3,528,750
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	450,000	501,251
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-2031	60,000	65,654

				4,095,655

Hawaii: 0.10%
Hawaii Series DZ (GO)	5.00	12-1-2031	2,700,000	3,160,701

Idaho: 0.59%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	6,300,000	7,343,217
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-2033	3,000,000	3,478,350
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	5.75	12-1-2032	500,000	534,010
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	1,405,000	1,486,729
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	730,000	744,585
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	1,365,000	1,389,666
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	500,000	524,290
Idaho Housing & Finance Association Nonprofit Facilities Revenue CAB North Star Charter School Series A (Education Revenue)	6.75	7-1-2048	1,322,876	1,307,293
Idaho Housing & Finance Association Nonprofit Facilities Revenue CAB North Star Charter School Series B (Education Revenue) 144A¤	0.00	7-1-2049	1,276,564	104,691
Idaho Housing & Finance Association Series A (Education Revenue)	6.13	7-1-2038	1,500,000	1,580,610
Idaho Housing & Finance Association Series H2 (Housing Revenue, FHA/VA Insured)	6.15	1-1-2028	15,000	15,000
Idaho Housing & Finance Association SFHR Series D (Housing Revenue)	6.30	7-1-2025	295,000	295,723

				18,804,164

Illinois: 19.35%
Chicago IL Board of Education CAB City Colleges (GO, National Insured) ¤	0.00	1-1-2025	9,935,000	6,581,938
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2023	7,955,000	5,552,033
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2029	5,800,000	2,866,882
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2020	1,000,000	810,620
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2031	2,705,000	1,186,765
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2030	29,000,000	13,504,140
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2026	4,000,000	2,387,760

8	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00%	12-1-2027	$40,750,000	$22,627,660
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2028	22,390,000	11,793,261
Chicago IL Board of Education CAB School Reform Series B-1 (GO, AGM/FGIC Insured) ¤	0.00	12-1-2029	14,205,000	7,282,051
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2029	6,250,000	3,089,313
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2031	11,750,000	5,155,078
Chicago IL Board of Education Series 2012-001 (GO, Dexia Credit Local LIQ) 144A±	0.56	12-1-2034	15,000,000	15,000,000
Chicago IL Board of Education Series A (GO, National Insured) ¤	0.00	12-1-2027	4,000,000	2,221,120
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2023	1,000,000	1,050,290
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2025	1,430,000	1,544,171
Chicago IL CAB City Colleges (GO, National Insured) ¤	0.00	1-1-2029	25,755,000	13,293,958
Chicago IL CAB City Colleges (GO, National Insured) ¤	0.00	1-1-2030	5,745,000	2,795,574
Chicago IL CAB City Colleges (GO, National Insured) ¤	0.00	1-1-2034	11,600,000	4,572,720
Chicago IL CAB Project & Refunding Series A (GO, National Insured) ±	5.56	1-1-2021	3,520,000	3,691,283
Chicago IL CAB Project & Refunding Series C (GO, AGM Insured) ¤	0.00	1-1-2026	7,360,000	4,801,958
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2027	3,955,000	2,345,987
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2028	5,515,000	3,096,342
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2029	4,080,000	2,105,974
Chicago IL CAB Series C (GO) ¤	0.00	1-1-2031	4,945,000	2,088,570
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured)	5.50	1-1-2043	4,530,000	5,188,028
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2038	7,500,000	8,489,700
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B (Airport Revenue)	5.00	1-1-2026	5,000,000	5,637,250
Chicago IL O’Hare International Airport AMT Senior Lien Series A (Airport Revenue)	5.00	1-1-2025	2,000,000	2,268,420
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	4,000,000	4,465,320
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	4,500,000	5,047,695
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue)	5.75	1-1-2039	2,760,000	3,172,316
Chicago IL O’Hare International Airport Third Lien Series B (Airport Revenue, National Insured)	6.00	1-1-2027	1,200,000	1,205,460
Chicago IL Park District Limited Tax Series A (GO)	5.75	1-1-2038	6,715,000	7,878,508
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2029	4,500,000	5,113,845
Chicago IL Series A (GO, National Insured)	5.00	1-1-2029	4,000,000	4,161,280
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2028	9,550,000	10,134,365
Chicago IL Series C (GO)	5.00	1-1-2034	24,015,000	24,511,870
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	4,000,000	4,545,640
Chicago IL Waste Water Transmission Refunding Bond Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,500,000	2,647,325
Chicago IL Wastewater Transmission (Water & Sewer Revenue)	5.00	1-1-2027	4,000,000	4,512,520
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	5,000,000	5,633,800
Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	15,500,000	16,370,325
Cook County IL Community College District #508 (GO)	5.25	12-1-2043	4,000,000	4,512,480
Cook County IL Community College District #508 (GO)	5.50	12-1-2038	6,000,000	6,972,000
Cook County IL Series C (GO, AGM Insured)	5.00	11-15-2024	4,240,000	4,879,053
Cook County IL Series C (GO)	5.00	11-15-2025	2,140,000	2,447,539
Cook County IL Series C (GO)	5.00	11-15-2027	325,000	369,168
Cook County IL Series C (GO)	5.00	11-15-2028	3,455,000	3,907,743
Cook County IL Series G (GO)	5.00	11-15-2028	27,000,000	30,303,990

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO) ¤	0.00%	2-1-2019	$725,000	$676,019
DuPage County IL Community Unit School District #46 School Building (GO, Ambac Insured) ¤	0.00	1-1-2023	23,350,000	18,663,655
Illinois (GO, Ambac Insured)	5.00	4-1-2020	5,905,000	5,965,172
Illinois (GO)	5.00	1-1-2022	2,260,000	2,336,840
Illinois (Miscellaneous Revenue)	5.00	7-1-2022	6,700,000	7,527,182
Illinois (GO)	5.00	1-1-2023	1,145,000	1,182,659
Illinois (GO, Ambac Insured)	5.00	4-1-2024	1,830,000	1,846,690
Illinois (Miscellaneous Revenue)	5.00	8-1-2024	2,610,000	2,883,946
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	4,000,000	4,401,160
Illinois (GO, AGM Insured)	5.00	4-1-2026	3,000,000	3,367,350
Illinois (GO, Ambac Insured)	5.00	4-1-2027	7,585,000	7,649,245
Illinois (GO, Ambac Insured)	5.00	4-1-2028	6,705,000	6,758,171
Illinois (GO)	5.00	4-1-2028	3,685,000	3,837,485
Illinois (GO)	5.50	7-1-2025	6,000,000	6,885,240
Illinois (GO)	5.50	1-1-2030	2,900,000	3,456,075
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	4,000,000	4,453,120
Illinois Development Finance Authority Balance Community Rehabilitation Series A (Health Revenue) (s)	7.88	7-1-2020	84,516	44,457
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11-1-2038	5,415,000	6,504,119
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2018	1,325,000	1,461,011
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2020	1,465,000	1,638,969
Illinois Finance Authority Charter Schools Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	1,930,000	2,204,716
Illinois Finance Authority Charter Schools Series A (Education Revenue)	6.25	9-1-2039	7,955,000	9,011,504
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	3,300,000	3,795,000
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	675,000	682,702
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	8-15-2039	5,000,000	5,856,950
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-2020	4,710,000	5,039,417
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-2031	8,000,000	9,301,360
Illinois Finance Authority University of Chicago Series B (Education Revenue)	6.25	7-1-2038	3,115,000	3,670,218
Illinois Series 1 (GO, National Insured)	6.00	11-1-2026	3,200,000	3,797,856
Illinois Series A (GO)	5.00	4-1-2021	6,675,000	7,509,575
Illinois Series A (GO, AGM Insured)	5.00	4-1-2024	3,000,000	3,385,800
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.00	6-15-2028	4,030,000	4,554,585
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2021	7,595,000	6,114,810
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	1,040,000	671,434
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2025	3,745,000	4,290,647
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2026	4,775,000	5,436,099
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2027	8,355,000	9,487,353
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,500,000	4,004,560

10	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.23%	1-1-2016	$12,300,000	$12,300,000
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,500,000	1,697,160
Kane & DeKalb Counties IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-2025	1,265,000	1,331,615
Kane & DeKalb Counties IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-2026	3,610,000	3,795,843
Kendall Kane & Will Counties IL CAB School District #308 (GO, AGM Insured) ¤	0.00	2-1-2025	1,760,000	1,242,666
Kendall Kane & Will Counties IL CAB School District #308 (GO, AGM Insured) ¤	0.00	2-1-2026	5,050,000	3,359,159
Kendall Kane & Will Counties IL CAB School District #308 (GO, AGM Insured) ¤	0.00	2-1-2027	12,050,000	7,544,023
Lake County IL School District #24 Millburn CAB (GO, National Insured) ¤	0.00	1-1-2024	2,000,000	1,448,120
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2018	3,800,000	3,572,874
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	675,000	615,553
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,102,788
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2021	1,040,000	890,531
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2024	5,385,000	4,034,765
Lake County IL Township High School District #126 Zion-Benton CAB (GO, National Insured) ¤	0.00	2-1-2020	910,000	788,224
McHenry & Kane Counties IL Community Consolidated School District #158 (GO)	5.63	1-15-2032	2,500,000	2,971,175
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, AGM/FGIC Insured) ¤	0.00	1-1-2023	1,905,000	1,488,243
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, National Insured) ¤	0.00	1-1-2021	6,250,000	5,255,313
McHenry & Kane Counties IL Community Consolidated School District #158 Huntley CAB (GO, National Insured) ¤	0.00	1-1-2019	765,000	724,340
McHenry County IL Community Unit School District #12 (GO, Build America Mutual Assurance Company Insured) %%	5.00	1-1-2035	4,785,000	5,238,140
McHenry County IL Community Unit School District #12 Johnsburg (GO, Build America Mutual Assurance Company Insured) %%	5.00	1-1-2033	1,835,000	2,021,601
Metropolitan Pier & Exposition Authority Illinois (Tax Revenue, AGM/MBIA Insured) ¤	0.00	12-15-2029	25,700,000	13,985,940
Metropolitan Pier & Exposition Authority Illinois CAB FSA (Tax Revenue, AGM/MBIA Insured) ¤	0.00	6-15-2030	9,740,000	5,107,948
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2026	10,000,000	6,430,500
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2031	18,560,000	9,066,931
Regional Transportation Authority Illinois (Tax Revenue, AGM Insured)	5.75	6-1-2023	400,000	499,524
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	2,345,000	2,249,019
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	2,525,000	2,101,810
Springfield IL Senior Lien Notes (Utilities Revenue, National Insured)	5.00	3-1-2024	1,425,000	1,522,727
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2023	500,000	737,900
Town of Cicero IL Series A (GO, Syncora Guarantee Incorporated Insured)	5.25	1-1-2016	2,000,000	2,000,000
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2026	2,355,000	1,582,089
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2027	2,435,000	1,550,291
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	16,025,660
Will County IL Community Unified School District #201 U Crete-Monee CAB (GO, National Insured) ¤	0.00	11-1-2023	1,500,000	1,131,210

				621,587,921

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 1.69%
Dearborn County IN EDA Hospital Project (Health Revenue, Fifth Third Bank LOC) ø	0.19%	4-1-2036	$4,000,000	$4,000,000
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2040	5,000,000	5,503,050
Indiana Finance Authority Environmental Duke Energy Series B (Industrial Development Revenue)	6.00	8-1-2039	2,000,000	2,282,540
Indiana Finance Authority I-69 Development Partners (Miscellaneous Revenue)	5.25	9-1-2034	5,000,000	5,556,050
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	9,970,000	10,652,845
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2040	2,470,000	2,628,204
Indiana HEFA Clarian Health Series B (Health Revenue)	5.00	2-15-2022	3,050,000	3,198,749
Indianapolis IN Local Public Improvement Bond Bank Airport Authority Project Series F (Miscellaneous Revenue, Ambac Insured)	5.00	1-1-2023	2,750,000	2,910,848
Indianapolis IN Local Public Improvement Bond Bank ROCS RR II R-11779 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.24	1-1-2017	15,000,000	15,000,000
Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88	1-1-2024	2,235,000	2,494,372

				54,226,658

Iowa: 0.07%
Coralville IA Certificate of Participation Series D (Lease Revenue)	5.25	6-1-2026	2,355,000	2,349,277

Kansas: 0.23%
Kansas Independent College Finance Authority RAN Ottawa University Series C (Education Revenue)	4.60	5-1-2015	2,300,000	2,306,026
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A2 (Housing Revenue, GNMA Insured)	6.70	6-1-2029	100,000	101,203
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series A (Tax Revenue) ¤	0.00	6-1-2021	6,840,000	4,888,411

				7,295,640

Kentucky: 0.77%
Kentucky EDFA Balance Norton Series B (Health Revenue, National Insured) ¤	0.00	10-1-2028	4,845,000	2,799,199
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2024	9,260,000	6,600,621
Kentucky EDFA Series 2980 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.36	8-15-2024	10,500,000	10,500,000
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2030	2,000,000	876,540
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2031	2,780,000	1,121,730
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2032	2,500,000	940,000
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series C (Transportation Revenue) ¤	0.00	7-1-2033	1,000,000	722,510
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series C (Transportation Revenue) ¤	0.00	7-1-2034	1,505,000	1,082,697

				24,643,297

Louisiana: 2.15%
Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2018	5,260,000	5,446,204
Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	10,500,000	11,739,315

12	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Louisiana (continued)
Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00%	5-15-2025	$12,500,000	$12,952,250
New Orleans LA (GO, FGIC Insured)	5.50	12-1-2021	2,050,000	2,315,455
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	6,500,000	7,489,235
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (Industrial Development Revenue) ø	0.22	11-1-2040	13,000,000	13,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (Industrial Development Revenue) ø	0.20	11-1-2040	16,000,000	16,000,000

				68,942,459

Maine: 0.23%
Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, AGM Insured)	5.88	12-1-2039	6,750,000	7,511,535

Maryland: 0.01%
Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00	8-15-2020	296,000	377,874

Massachusetts: 1.52%
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1163 (Education Revenue, Deutsche Bank LIQ) 144Aø	0.20	10-1-2048	11,630,000	11,630,000
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2031	2,150,000	2,534,571
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	3,900,000	4,584,567
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	1-1-2020	2,360,000	2,552,505
Massachusetts Educational Finance Authority Series E (Education Revenue, Ambac Insured)	5.30	1-1-2016	40,000	40,158
Massachusetts Educational Finance Authority Series I (Education Revenue)	6.00	1-1-2028	2,365,000	2,512,765
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2020	6,000,000	6,715,680
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2021	3,000,000	3,377,490
Massachusetts PFOTER Series 4406 (Tax Revenue, Dexia Credit Local LIQ) 144Aø	0.13	7-1-2030	15,000	15,000
Massachusetts Series B (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.12	11-1-2026	14,825,000	14,825,000

				48,787,736

Michigan: 5.87%
Detroit MI City School District Building and Site Improvement Series A (GO, AGM/Qualified School Bond Loan Fund Insured)	5.00	5-1-2019	5,900,000	5,978,470
Detroit MI Distribution of State Aid (GO)	5.00	11-1-2030	2,855,000	3,066,584
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2018	3,050,000	2,463,973
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2019	3,050,000	2,313,212
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	2,070,000	1,472,453
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	11,030,371
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2026	1,075,000	1,234,455
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2028	1,450,000	1,650,898
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2029	1,350,000	1,529,631
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2030	1,775,000	2,004,241
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2031	1,425,000	1,602,384

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	6.50%	10-1-2020	$180,000	$195,860
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	8.00	10-1-2040	1,175,000	1,391,705
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	7.50	12-1-2020	360,000	386,906
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.00	12-1-2030	1,135,000	1,237,740
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.25	12-1-2039	2,220,000	2,441,223
Michigan Finance Authority Public School Academy Old Redford Series A (Education Revenue)	5.90	12-1-2030	2,000,000	2,005,420
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	5.25	11-1-2015	70,000	70,879
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	6.25	11-1-2020	440,000	471,640
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D4 (Water & Sewer Revenue)	5.00	7-1-2031	6,500,000	7,188,155
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	3,250,000	3,566,713
Michigan Finance Authority Refunding Notes Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	12,625,000	13,552,811
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	2,000,000	2,304,440
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2026	1,945,000	2,220,470
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	2,260,000	2,569,191
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2028	3,480,000	3,934,836
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2032	5,750,000	6,397,738
Michigan Finance Authority Revenue Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	1,000,000	1,136,810
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2031	1,340,000	1,536,953
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2032	2,000,000	2,288,560
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2033	2,975,000	3,393,583
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2034	3,670,000	4,173,230
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2039	7,955,000	8,905,145
Michigan Municipal Bond Authority CAB Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	365,000	345,505
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	175,000	170,599
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	4,610,000	4,665,551
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	150,000	150,110
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2017	550,000	580,877
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	4.25	12-1-2016	2,770,000	2,863,183
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2015	1,480,000	1,519,398
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2017	2,475,000	2,611,793
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2023	1,185,000	1,215,739

14	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.63%	5-1-2016	$1,000,000	$1,015,230
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.75	5-1-2017	450,000	460,539
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.00	5-1-2019	100,000	101,609
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2019	75,000	66,459
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2020	205,000	175,205
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Bond Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.48	5-1-2029	19,840,000	19,840,000
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue)	8.75	9-1-2039	3,500,000	2,275,035
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	3,745,000	2,434,287
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.50	9-1-2029	1,500,000	975,015
Michigan Public Educational Facilities Authority Limited Obligation Crescent (Education Revenue, Qualified School Bond Loan Fund Insured)	7.00	10-1-2036	1,195,000	1,216,426
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10-1-2023	800,000	399,984
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.38	12-1-2030	2,085,000	2,290,373
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.63	12-1-2039	4,170,000	4,635,831
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT (Utilities Revenue)	5.63	7-1-2020	1,200,000	1,416,264
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	15,500,000	15,638,260
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	4,505,000	4,608,525
Star International Academy Michigan (Miscellaneous Revenue)	2.90	3-1-2015	100,000	100,156
Star International Academy Michigan (Miscellaneous Revenue)	3.15	3-1-2016	200,000	201,942
Star International Academy Michigan (Miscellaneous Revenue)	3.40	3-1-2017	100,000	101,778
Wayne Charter County MI Building Improvement Series A (GO)	6.75	11-1-2039	9,080,000	9,546,712
Wayne County MI Airport Authority Junior Lien (Airport Revenue, National Insured)	5.00	12-1-2016	1,115,000	1,200,253

				188,539,318

Minnesota: 0.02%
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	750,000	787,095

Mississippi: 0.76%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	8,155,000	9,372,705
Perry County MS PCR Leaf River Forest Product Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	0.26	2-1-2022	15,000,000	15,000,000

				24,372,705

Missouri: 0.60%
Independence MO Thirty-Ninth Street Transportation District Improvement Development Road Improvement Project (Tax Revenue)	6.88	9-1-2032	4,600,000	4,899,506

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Missouri (continued)
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00%	11-1-2025	$2,105,000	$2,235,278
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2015	750,000	767,370
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2016	1,500,000	1,606,215
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,206,116
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25	7-1-2029	2,000,000	2,315,980
St. Louis MO PFOTER Series 3584 (Airport Revenue, National Insured, Dexia Credit Local LIQ) ø	0.23	7-1-2030	5,190,000	5,190,000

				19,220,465

Nebraska: 0.04%
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,020,000	1,142,431

Nevada: 0.04%
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2022	540,000	583,697
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2023	425,000	460,156
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2024	300,000	326,184

				1,370,037

New Hampshire: 0.06%
Manchester NH Housing & RDA CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-2021	2,375,000	1,660,933
Manchester NH Housing & RDA CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-2025	250,000	128,218

				1,789,151

New Jersey: 5.72%
Bayonne NJ School Refunding Bonds (GO, AGM Insured)	5.00	7-15-2023	2,505,000	2,929,748
New Jersey EDA (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.28	12-15-2020	10,465,000	10,465,000
New Jersey EDA Natural Gas Company Project Series C (Utilities Revenue, National Insured) ±	4.90	10-1-2040	5,680,000	5,869,826
New Jersey EDA School Facilities Construction Notes Series C (Miscellaneous Revenue) ±	1.83	2-1-2018	3,000,000	3,079,860
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.59	9-1-2027	10,675,000	10,651,622
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.64	3-1-2028	40,085,000	39,994,007
New Jersey EDA Special Facility Revenue Continental Airlines Incorporated Project (Industrial Development Revenue)	4.88	9-15-2019	6,500,000	6,841,965
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.69	6-1-2029	5,000,000	5,000,000
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	12,083,826
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	2,100,000	1,283,751
New Jersey TTFA PFOTER Series 109 (Transportation Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local SPA) 144Aø	0.24	12-15-2030	8,000,000	8,000,000
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2023	2,000,000	2,427,740
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2025	10,000,000	12,389,600
New Jersey TTFA Series AA (Miscellaneous Revenue)	5.00	6-15-2038	8,165,000	8,882,948

16	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey TTFA Series B (Miscellaneous Revenue)	5.00%	6-15-2042	$10,000,000	$10,604,700
New Jersey TTFA Series B (Miscellaneous Revenue)	5.25	6-15-2036	3,435,000	3,775,443
New Jersey TTFA Transportation Series D (Transportation Revenue)	5.00	6-15-2032	8,000,000	8,873,440
Rutgers NJ State University Series L (Education Revenue)	5.00	5-1-2033	3,560,000	4,144,125
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2023	1,500,000	1,707,225
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2024	4,500,000	5,069,205
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2025	3,400,000	3,803,818
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2026	3,920,000	4,368,409
Washington Township NJ Board of Education Mercer County PFOTER (GO, AGM Insured, Dexia Bank SPA) ø	0.18	1-1-2028	11,390,000	11,390,000

				183,636,258

New Mexico: 0.34%
New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	845,000	902,392
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.85	11-1-2039	10,000,000	10,064,400

				10,966,792

New York: 11.23%
Deutsche Bank SPEARs/LIFERs Trust Series DB 1220 (Housing Revenue, Deutsche Bank LIQ) 144A±	0.50	10-1-2053	8,705,000	8,705,000
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	3,500,000	3,979,780
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	8.25	2-1-2041	10,005,000	11,714,754
Metropolitan Transportation Authority New York Series 2008-C (Transportation Revenue)	6.50	11-15-2028	8,000,000	9,633,040
Metropolitan Transportation Authority New York Services Contract Series 7 (Miscellaneous Revenue)	5.63	7-1-2016	1,850,000	1,915,768
Metropolitan Transportation Authority New York Series D (Transportation Revenue)	5.25	11-15-2044	42,180,000	49,099,207
New York City NY Housing Development Corporation 8 Spruce Street Class E (Housing Revenue)	3.50	2-15-2048	3,000,000	3,031,410
New York City NY Housing Development Corporation Mortgage Refunding Bond 8 Spruce Street Class F (Housing Revenue)	4.50	2-15-2048	3,500,000	3,558,695
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.89	5-1-2018	2,940,000	2,940,588
New York Dormitory Authority Series B (Tax Revenue)	5.75	3-15-2036	10,000,000	11,597,000
New York Energy R&D Authority Brooklyn Union Gas Company Series B (Utilities Revenue) (x)	13.52	7-1-2026	4,300,000	4,343,602
New York Energy R&D Authority Linked SAVRS & Residual Interest Bonds Brooklyn (Utilities Revenue)	6.95	7-1-2026	2,600,000	2,613,182
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA (Water & Sewer Revenue)	5.00	6-15-2044	17,400,000	19,406,742
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.00	6-15-2044	30,265,000	33,998,793
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.25	6-15-2044	9,800,000	11,188,072
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	13,340,966
New York NY Municipal Water Finance Authority 2nd General Resolution Series FF (Water & Sewer Revenue)	5.00	6-15-2045	10,765,000	12,041,083

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Municipal Water Finance Authority Series 2009-A (Water & Sewer Revenue)	5.75%	6-15-2040	$5,000,000	$5,721,600
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.16	6-15-2032	30,500,000	30,500,000
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.00	6-15-2038	36,650,000	39,724,569
New York NY Municipal Water Finance Authority Water & Sewer System Series DD (Water & Sewer Revenue)	5.00	6-15-2026	3,255,000	3,849,330
New York NY Series F-1 (GO)	5.00	3-1-2032	3,000,000	3,459,780
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue)	5.75	1-15-2039	2,500,000	2,882,400
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I (Tax Revenue)	5.00	5-1-2033	5,395,000	6,284,582
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bonds Series A (Tax Revenue)	5.00	8-1-2031	7,075,000	8,388,262
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	9,800,000	9,800,000
New York NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	8,200,000	8,200,000
New York Urban Development Corporation (Tax Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) 144Aø	0.13	3-15-2024	9,930,000	9,930,000
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	15,935,000	15,951,094
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2016	685,000	734,560
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2016	65,000	70,465
Port Authority of New York & New Jersey Special Obligation JFK International Airport Terminal 6 (Airport Revenue, National Insured)	5.75	12-1-2025	4,000,000	4,011,800
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-2026	520,000	567,866
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	5.00	6-1-2025	500,000	566,430
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	1,750,000	1,925,175
Westchester County NY Local Development Pace University Series B (Education Revenue) ø	1.50	5-1-2044	5,000,000	5,000,000

				360,675,595

North Carolina: 0.60%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	1-1-2026	1,250,000	1,442,363
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-2024	2,000,000	2,410,500
North Carolina Medical Care Commission Health Care Facilities University Health System Series D (Health Revenue)	6.25	12-1-2033	8,500,000	9,761,910
North Carolina Medical Care Commission University Health System Eastern (Health Revenue)	6.00	12-1-2029	5,000,000	5,688,800

				19,303,573

Ohio: 2.13%
Akron OH Sewer System (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2016	1,500,000	1,584,750
Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-2027	3,825,000	4,375,265
Cleveland OH Airport System Revenue Series A (Airport Revenue)	5.00	1-1-2025	4,015,000	4,542,973
Cleveland OH Airport System Revenue Series A (Airport Revenue, AGM Insured)	5.00	1-1-2031	3,600,000	4,010,688
Kings OH Local School District (GO, National/FGIC Insured)	7.50	12-1-2016	435,000	474,737

18	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Montgomery County OH Catholic Health Initiatives Series C2 (Health Revenue, U.S. Bank NA SPA) ø	0.10%	10-1-2041	$15,000,000	$15,000,000
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, National Insured)	6.25	4-1-2020	2,500,000	2,818,100
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	5,000,000	5,162,500
Ohio Enterprise Bond Toledo Series 2A (Industrial Development Revenue)	5.50	12-1-2019	1,750,000	1,957,533
Ohio Turnpike Commission CAB Series A-4 (Transportation Revenue) ¤	0.00	2-15-2034	8,500,000	7,074,890
Ohio Water Development Authority Pollution Control AMT Series C (Industrial Development Revenue) ±	3.95	11-1-2032	8,000,000	8,311,680
Reynoldsburg OH City School District Series DCL-2014-001 (GO, Dexia Credit Local LIQ) 144Aø	0.14	9-1-2030	11,100,000	11,100,000
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Lease Revenue)	5.75	12-1-2027	1,900,000	2,061,500

				68,474,616

Oklahoma: 0.15%
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, State Street Bank & Trust Company LOC, National Insured)	6.00	1-1-2023	4,220,000	4,688,462

Oregon: 0.17%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	4,500,000	5,448,555

Pennsylvania: 4.80%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	8-15-2039	5,130,000	5,868,925
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.54	11-1-2039	20,000,000	20,513,200
Butler County PA Hospital Authority Series A (Health Revenue, Royal Bank of Scotland LOC) ø	0.24	10-1-2042	3,000,000	3,000,000
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,000,000	2,119,080
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	3,565,000	3,567,032
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	1,420,000	1,421,278
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	13,610,000	17,201,135
Delaware Valley PA Regional Finance Authority Local Government Series C (Miscellaneous Revenue, Ambac Insured)	7.75	7-1-2027	4,160,000	5,985,075
Delaware Valley PA Regional Finance Authority Series 2996 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.29	7-1-2017	5,500,000	5,500,000
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	19,650,142
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.22	6-1-2042	16,495,000	16,495,000
Luzerne County PA Series E (GO, AGM Insured)	8.00	11-1-2027	135,000	164,338
Penn Hills Municipality PA Series B (GO, Ambac Insured) ¤	0.00	12-1-2017	1,000,000	945,280
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2015	9,250,000	9,515,198
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2025	3,790,000	2,587,130

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania HFA Single Family Mortgage Revenue Bonds AMT Series A (Housing Revenue)	4.70%	10-1-2037	$15,800,000	$15,979,172
Pennsylvania Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2024	3,000,000	3,446,670
Pennsylvania Turnpike Commission Motor License Series B1 (Transportation Revenue)	5.00	12-1-2040	12,410,000	13,570,087
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	2,000,000	2,211,060
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	290,000	315,981
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2022	2,000,000	2,314,200
Wilkes Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2022	1,600,000	1,667,904

				154,037,887

Puerto Rico: 0.86%
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	7,000,000	7,223,580
Puerto Rico Highway & Transportation Authority Series AA (Transportation Revenue, National Insured)	5.50	7-1-2020	3,015,000	3,138,253
Puerto Rico Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured)	6.00	7-1-2018	5,570,000	5,887,601
Puerto Rico Highway and Transportation Authority Series Y (Miscellaneous Revenue, AGM Insured)	6.25	7-1-2021	9,000,000	9,799,830
Puerto Rico Public Buildings Authority Government Facilities Series S (Lease Revenue, Commonwealth insured)	5.88	7-1-2039	2,400,000	1,656,384

				27,705,648

Rhode Island: 0.10%
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	3,335,000	3,339,736

South Carolina: 1.06%
Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (Industrial Development Revenue)	6.75	5-1-2017	400,000	453,376
Cherokee County SC Scago Educational Facilities Corporation Cherokee School District #1 Series B (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2026	2,295,000	2,422,464
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	1,385,405	1,275,127
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	121,679	102,186
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	164,621	125,063
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	181,929	123,603
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2021	2,870,000	3,097,648
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2022	905,000	975,889
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2023	6,950,000	7,483,274
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2031	2,890,000	3,061,406
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	760,000	791,791
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	1-1-2019	210,000	255,295
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10-1-2029	2,075,000	2,248,678

20	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

South Carolina (continued)
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25%	11-1-2045	$1,500,000	$1,652,820
South Carolina Public Service Authority Revenue Series A (Utilities Revenue, National Insured, Citibank NA LIQ) ø	0.19	1-1-2036	10,000,000	10,000,000

				34,068,620

South Dakota: 0.46%
Rapid City SD Series A (Airport Revenue)	6.75	12-1-2031	1,020,000	1,167,023
Rapid City SD Series A (Airport Revenue)	7.00	12-1-2035	750,000	861,390
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue)	7.00	11-1-2023	1,195,000	1,219,115
South Dakota EDFA Pooled Loan Program Spearfish Forest Series A (Miscellaneous Revenue)	5.88	4-1-2028	2,350,000	2,479,650
South Dakota HEFA Regional Health (Health Revenue)	4.25	9-1-2024	3,400,000	3,634,464
South Dakota HEFA Sanford Health Project (Health Revenue)	5.50	11-1-2040	5,000,000	5,575,000

				14,936,642

Tennessee: 0.67%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2024	6,555,000	7,742,176
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2022	3,090,000	3,517,780
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,485,000	1,760,289
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2025	6,385,000	7,386,551
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2027	1,000,000	1,160,670

				21,567,466

Texas: 8.34%
Austin TX Airport System AMT (Airport Revenue) %%	5.00	11-15-2039	8,000,000	8,965,680
Austin TX Airport System AMT (Airport Revenue) %%	5.00	11-15-2044	3,500,000	3,891,650
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Education Revenue)	7.75	8-15-2041	2,000,000	2,092,160
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue, National Insured) ±	4.25	1-1-2016	440,000	457,477
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2025	2,000,000	2,247,180
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2033	2,740,000	3,026,631
Dallas TX Independent School District School Building (GO, Permanent School Fund Insured)	6.38	2-15-2034	10,000,000	11,689,400
Dallas-Fort Worth TX International Airport Facilities Series 2001-A1 (Industrial Development Revenue)	6.15	1-1-2016	6,065,000	6,147,787
Grand Parkway Transportation Corporation Texas CAB Series B (Transportation Revenue) ¤	0.00	10-1-2029	1,015,000	787,305
Grand Parkway Transportation Corporation Texas CAB Series B (Transportation Revenue) ¤	0.00	10-1-2030	2,000,000	1,549,880
Harris County Houston TX Sports Authority Series A (Tax Revenue, National Insured)	5.00	11-15-2025	795,000	797,798
Harris County Houston TX Sports Authority Series A (Tax Revenue, National Insured)	5.00	11-15-2028	3,305,000	3,316,634
Houston TX Airport System Refunding Bond United Airlines Incorporated Terminal E Project (Airport Revenue)	4.50	7-1-2020	4,000,000	4,252,040
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA LIQ)	5.70	12-1-2033	965,000	974,959
Houston TX Water Conveyance Systems Certificate of Participation Series H (Miscellaneous Revenue, Ambac Insured)	7.50	12-15-2015	1,400,000	1,470,602

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	6.25%	8-15-2021	$4,150,000	$5,039,013
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	7.50	8-15-2041	6,500,000	8,254,415
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	480,000	507,010
Lewisville TX Combination Contract Revenue & Special Assessment Capital Improvement District #3 (Miscellaneous Revenue, ACA Insured)	6.13	9-1-2029	3,300,000	3,307,854
Lewisville TX Combination Contract Revenue & Special Assessment Capital Improvement District #4 (Miscellaneous Revenue)	6.75	10-1-2032	2,005,000	2,094,182
Lower Colorado TX River Authority Prerefunded Series A (Miscellaneous Revenue)	6.50	5-15-2037	15,000	17,690
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2033	2,475,000	2,805,685
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2036	8,855,000	9,791,062
Lower Colorado TX River Authority Unrefunded Balance (Miscellaneous Revenue)	6.50	5-15-2037	4,985,000	5,088,190
Lower Colorado TX River Authority Unrefunded Balance (Miscellaneous Revenue)	7.25	5-15-2037	95,000	97,267
Mission TX Economic Development Corporation Solid Waste Disposal Revenue Bond Republic Services Incorporated Series A (Resource Recovery Revenue) ±	0.30	1-1-2020	12,000,000	12,000,000
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2032	1,750,000	1,808,713
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2042	2,330,000	2,407,822
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.20	11-1-2040	10,000,000	10,000,000
Port Houston TX Authority Series D-1 (GO)	5.00	10-1-2035	10,000,000	11,417,100
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2022	1,735,000	1,829,766
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2023	1,000,000	1,051,750
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2024	750,000	786,300
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Program Series B (Housing Revenue, GNMA/FNMA Insured)	6.00	2-1-2036	264,229	272,626
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Program Series B (Housing Revenue, GNMA/FNMA Insured)	6.30	10-1-2035	154,266	157,541
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	5-15-2017	1,400,000	1,467,340
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.24	11-15-2029	15,000,000	15,000,000
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2974 (Health Revenue, Credit Suisse LIQ) 144Aø	0.24	11-15-2029	3,200,000	3,200,000
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	2-15-2023	9,900,000	10,716,354
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series B (Health Revenue) ø	0.18	11-15-2047	10,000,000	10,000,000
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series C (Health Revenue, JPMorgan Chase & Company SPA) ø	0.14	11-15-2033	7,000,000	7,000,000
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2023	9,300,000	11,110,617
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.50	9-15-2017	12,165,000	12,181,544
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	20,500,000	23,242,695
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2023	11,250,000	12,840,300

22	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Texas Municipal Power Agency (Utilities Revenue, National Insured) ¤	0.00%	9-1-2015	$40,000	$39,943
Texas PFA Cosmos Foundation Series A (Education Revenue)	5.00	2-15-2018	1,240,000	1,247,279
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	6.75	6-30-2043	4,000,000	4,857,520
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	15,539,125
Texas Transportation Commission Highway Improvement (Miscellaneous Revenue)	5.00	4-1-2028	7,280,000	8,844,836
Travis County TX Housing Finance Corporation Series A (Housing Revenue, GNMA Insured)	6.35	10-1-2034	306,718	309,969

				267,998,691

Utah: 0.49%
Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	1,160,000	1,177,191
Utah County UT Charter School Ronald Wilson Reagan Series A (Education Revenue)	5.75	2-15-2022	725,000	757,096
Utah State Charter School Finance Authority Early Light Academy Project (Education Revenue)	8.50	7-15-2046	6,480,000	7,303,738
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2030	2,045,000	2,250,093
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2041	3,910,000	4,291,499

				15,779,617

Vermont: 1.47%
Vermont Student Assistance Corporation Education Loan Revenue Series B (Education Revenue) ±	1.16	6-2-2042	30,336,439	30,293,330
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.24	12-3-2035	16,800,000	16,897,272

				47,190,602

Virgin Islands: 0.30%
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2018	8,860,000	9,696,030

Virginia: 1.14%
Albemarle County VA Industrial Development Revenue Jefferson Scholars Foundation Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.22	10-1-2037	5,000,000	5,000,000
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2018	2,025,000	2,064,042
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2019	1,590,000	1,614,279
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2021	1,395,000	1,471,906
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2022	1,100,000	1,160,808
Fairfax County VA Public Improvement Series B (GO)	5.00	10-1-2024	10,000,000	12,624,900
Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured)	6.00	9-1-2016	405,000	406,551
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	1,824,000	258,424
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,310,000	1,242,260
Prince William County VA County Facilities (Miscellaneous Revenue)	5.00	10-1-2024	2,560,000	3,120,538
Reynolds Crossing VA CDA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	3-1-2021	1,627,000	1,633,215
Riverside VA Regional Jail Authority (Miscellaneous Revenue)	5.00	7-1-2025	3,435,000	4,015,893
Virginia Resources Authority Unrefunded Balance Series A (Utilities Revenue, National Insured)	5.50	5-1-2016	30,000	30,131

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Virginia (continued)
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40%	3-1-2020	$845,000	$847,493
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, Ambac Insured) ±	5.50	1-1-2015	715,000	715,000
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, Ambac Insured) ±	5.50	1-1-2015	515,000	515,000

				36,720,440

Washington: 1.49%
King County WA Multi-Modal Limited Tax (GO, State Street Bank & Trust Company SPA) ø	0.03	1-1-2040	10,000,000	10,000,000
Spokane WA Housing Finance Commission Riverview Retirement Community Project (Health Revenue)	5.00	1-1-2023	1,725,000	1,871,608
Washington Health Care Facilities Authority Central Washington (Health Revenue)	7.00	7-1-2039	5,000,000	5,861,350
Washington Refunding Bond Series R (Miscellaneous Revenue)	5.00	7-1-2028	24,640,000	30,084,947

				47,817,905

West Virginia: 0.09%
Ohio County WV Fort Henry Center Financing District Series A (Tax Revenue)	5.00	6-1-2015	215,000	216,419
West Virginia Hospital Finance Authority Improvement Series D (Health Revenue, AGM Insured)	5.50	6-1-2033	2,305,000	2,541,493

				2,757,912

Wisconsin: 0.69%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.00	8-1-2033	2,120,000	2,392,547
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	4,650,000	5,284,167
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2030	1,395,000	1,571,161
Wisconsin HEFA Aurora Health Care Incorporated Series A (Health Revenue)	5.25	4-15-2024	1,025,000	1,154,734
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(n)(m)	0.09	6-1-2019	7,000,000	6,790,000
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.00	8-1-2023	470,000	505,852
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,430,000	1,598,082
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.00	8-1-2043	1,575,000	1,778,506
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	940,000	1,070,641

				22,145,690

Wyoming: 0.39%
Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø	0.22	1-1-2017	10,000,000	10,000,000
West Park Hospital District Wyoming Series B (Health Revenue)	6.50	6-1-2027	500,000	582,090
Wyoming CDA (Education Revenue)	6.50	7-1-2043	1,600,000	1,837,808

				12,419,898

Total Municipal Obligations (Cost $2,998,353,208)				3,168,864,855

Short-Term Investments: 1.58%

Commercial Paper: 0.47%
Connecticut Development Authority Pollution Control	0.27	1-21-2015	15,000,000	15,000,000

24	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Yield	Maturity date	Shares	Value

Investment Companies: 1.03%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01%		33,243,829	$33,243,829

			Principal
U.S. Treasury Securities: 0.08%
U.S. Treasury Bill #(z)	0.02	3-19-2015	$2,600,000	2,599,904

Total Short-Term Investments (Cost $50,843,680)				50,843,733

Total investments in securities (Cost $3,049,196,888) *	100.25%	3,219,708,588
Other assets and liabilities, net	(0.25)	(8,134,113)

Total net assets	100.00%	$3,211,574,475

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments.

(x)	Inverse floating rate security

(h)	Underlying security in an inverse floater structure

(i)	Illiquid security

%%	The security is issued on a when-issued basis.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $3,050,317,915 and unrealized gains (losses) consists of:

Gross unrealized gains	$179,496,527
Gross unrealized losses	(10,105,854)

Net unrealized gains	$169,390,673

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 0.16%
FHLMC Multifamily Variable Rate Demand Certificates Series M012 Class A1A	5.50%	8-15-2051	$7,000,000	$7,437,500
FHLMC Series M012 Class A1A2	5.50	8-15-2051	2,300,000	2,443,750

Total Agency Securities (Cost $9,900,154)				9,881,250

Municipal Obligations: 98.01%

Alabama: 2.11%
Alabama Health Care Authority for Baptist Health Series B (Health Revenue) ø	0.50	11-1-2042	13,400,000	13,400,000
Alabama Health Care Authority for Baptist Health Series B (Health Revenue, AGM Insured) ±(m)	0.65	11-15-2037	8,500,000	8,500,000
Alabama HFA MFHR The Plaza Centennial Hill Phase 2 Series C (Housing Revenue) ±	0.55	5-1-2017	13,500,000	13,489,740
Alabama Port Authority Docks Facilities AMT Series A (Airport Revenue, National Insured)	5.00	10-1-2017	2,000,000	2,123,260
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.45	8-1-2037	11,700,000	11,699,883
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.45	11-15-2038	44,965,000	44,961,403
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2015	500,000	514,785
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2016	1,000,000	1,064,150
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2017	1,750,000	1,905,453
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	22,355,000	24,101,596
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Plant (Industrial Development Revenue) ±	0.32	7-15-2034	11,000,000	11,003,080

				132,763,350

Alaska: 0.05%
Alaska Railroad Corporation Capital Grant Receipt Section 5307 & 5309 Formula Funds (Miscellaneous Revenue, National Insured)	5.00	8-1-2015	2,000,000	2,052,620
North Slope Borough AK Water & Wastewater Facilities Service (Water & Sewer Revenue)	4.00	6-30-2018	1,125,000	1,220,580

				3,273,200

Arizona: 1.09%
Glendale AZ (GO)	4.00	7-1-2015	5,645,000	5,744,408
Navajo County AZ Pollution Control Corporation Arizona Public Company Cholla Series A (Industrial Development Revenue) ±	0.45	6-1-2034	2,250,000	2,249,190
Scottsdale AZ IDA Healthcare Series A (Health Revenue)	5.00	9-1-2016	3,000,000	3,205,530
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	1.25	9-1-2045	53,375,000	53,375,000
University of Arizona Medical Center Corporation (Health Revenue)	4.00	7-1-2015	490,000	497,213
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2016	700,000	737,597
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2017	545,000	588,142
Yavapai County AZ IDA Waste Management Incorporated Project Series A2 (Resource Recovery Revenue) ±	0.63	3-1-2028	2,450,000	2,450,662

				68,847,742

Arkansas: 0.04%
Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2017	850,000	910,937
Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	500,000	544,500

2	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Arkansas (continued)
Springdale AR Sales & Use Tax Refunding & Improvement (Tax Revenue)	2.00%	11-1-2016	$840,000	$861,706

				2,317,143

California: 9.10%
Acalanes CA Union High School District BAN (GO)	5.00	8-1-2017	4,500,000	4,975,110
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series A (Transportation Revenue) ±	1.00	4-1-2047	28,500,000	28,536,480
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	0.96	4-1-2045	1,500,000	1,518,735
California (GO) ±	4.00	12-1-2026	86,860,000	91,281,174
California (GO) ±	4.00	12-1-2027	3,800,000	4,073,220
California Administrative Services Sacramento Unified School District (Miscellaneous Revenue, Ambac Insured) ±	1.16	1-1-2017	1,195,000	1,193,841
California HFFA San Diego Hospital Series A (Health Revenue, National Insured) ±(n)(m)	0.07	7-15-2018	3,600,000	3,402,000
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (Miscellaneous Revenue) ±	0.32	4-1-2038	9,000,000	9,008,460
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	0.32	4-1-2038	15,600,000	15,614,664
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-4 (Miscellaneous Revenue) ±	0.33	4-1-2038	32,000,000	32,030,080
California Municipal Finance Authority Northbay Healthcare Series A (Health Revenue) ±	2.14	11-1-2027	9,000,000	9,020,610
California Municipal Finance Authority Northbay Healthcare Series B (Health Revenue)	5.00	11-1-2015	1,455,000	1,499,654
California Municipal Finance Authority Republic Services (Resource Recovery Revenue) ø	0.30	9-1-2021	2,850,000	2,850,000
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue) 144A±	0.40	8-1-2023	15,705,000	15,704,686
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ±	1.88	4-1-2025	1,000,000	1,003,260
California PFOTER 4369 (GO, AGM Insured, Dexia Credit Local LIQ) ø	0.23	8-1-2032	10,560,000	10,560,000
California PFOTER Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.24	8-1-2027	13,570,000	13,570,000
California PFOTER Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.24	8-1-2027	10,945,000	10,945,000
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	1,295,000	1,435,119
California Refunding Series A (Miscellaneous Revenue) ±	0.72	5-1-2033	6,000,000	6,007,500
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	3.00	11-15-2016	250,000	260,355
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	4.00	11-15-2017	260,000	281,624
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	5.00	11-15-2018	275,000	311,740
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.59	7-1-2041	36,900,000	36,900,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.65	7-1-2040	28,600,000	28,600,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.65	7-1-2040	7,025,000	7,025,000
California Statewide CDA Thomas Jefferson School of Law Series B (Education Revenue)	4.88	10-1-2031	3,745,000	3,858,399
Compton CA Series A (GO)	2.75	6-1-2015	4,210,000	4,209,158
Contra Costa County CA Transportation Authority Series A (Tax Revenue) ±	0.47	3-1-2034	29,000,000	29,022,040
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.59	6-1-2047	25,000,000	25,000,000
Hemet CA Unified School District Certificate of Participation (Miscellaneous Revenue) ø	0.69	10-1-2036	3,400,000	3,399,966
JPMorgan Chase Putters Drivers Trust Series 4483Z California Statewide CDA Kaiser Permanente Series A (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.19	10-1-2020	6,050,000	6,050,000
Kern County CA Housing Authority MFHR Jasmine Heights Apartments (Housing Revenue, FHA Insured)	0.55	3-1-2016	3,900,000	3,901,092

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	3

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00%	7-1-2015	$3,000,000	$3,073,470
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2016	3,280,000	3,512,618
Merrill Lynch PFOTER Series PT-4211 (GO, Dexia Credit Local SPA) 144Aø	0.23	2-1-2025	7,970,000	7,970,000
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.76	7-1-2017	35,510,000	35,308,658
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2016	1,150,000	1,218,908
Palomar Pomerado CA Health Care District Certificate of Participation Series A (Health Revenue, AGM Insured) ±(m)	1.25	11-1-2036	27,900,000	27,900,000
Palomar Pomerado CA Health Care District Certificate of Participation Series B (Health Revenue, AGM Insured) ±(m)	1.10	11-1-2036	29,050,000	29,050,000
Palomar Pomerado CA Health Care District Certificate of Participation Series C (Health Revenue, AGM Insured) ±(m)	1.35	11-1-2036	21,150,000	21,150,000
Sacramento CA SFMR PFOTER 2327 (Housing Revenue, FNMA/GNMA Insured, Dexia Credit Local SPA) 144Aø	0.18	10-1-2023	7,695,000	7,695,000
San Joaquin Hills CA Transportation Corridor Agency Toll Road Capital Convertible Appreciation Series A (Transportation Revenue)	5.65	1-15-2017	3,000,000	3,035,250
San Joaquin Hills CA Transportation Corridor Agency Toll Road Capital Convertible Appreciation Series A (Transportation Revenue)	5.75	1-15-2021	3,000,000	3,035,370
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2015	2,000,000	1,999,460
San Jose CA MFHR Parkview Family Apartments Series B (Housing Revenue)	0.55	6-1-2016	13,600,000	13,597,416
Windsor CA Redevelopment Successor Refunding Agency Windsor Redevelopment Project (Tax Revenue)	2.00	9-1-2016	1,095,000	1,112,553

				572,707,670

Colorado: 0.93%
Arapahoe County CO IDK Partners I Trust Series A Class A (Housing Revenue, GNMA Insured)	5.25	11-1-2019	8,875	8,931
Arkansas River Power Authority Colorado PFOTER PT-3575 (Utilities Revenue, Syncora Guarantee Incorporated Insured, Dexia Credit Local LIQ) 144Aø	0.29	10-1-2021	8,455,000	8,455,000
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.26	11-1-2036	22,665,000	22,665,000
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2015	200,000	206,682
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2016	450,000	478,355
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2016	250,000	270,168
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2017	400,000	444,980
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2018	500,000	567,155
Denver CO City & County Airport Sub Series B (Airport Revenue)	3.00	11-15-2015	100,000	102,405
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2017	600,000	668,640
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2018	600,000	683,382
Denver CO City & County Airport Sub Series F2 (Airport Revenue, AGM Insured) ±(m)	0.65	11-15-2025	5,525,000	5,525,000
E 470 Colorado Public Highway Authority Senior SIFMA Index Series A (Transportation Revenue) ±	1.22	9-1-2039	11,700,000	11,710,530
University of Colorado Enterprise System Series 2007-A (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.13	6-1-2026	6,690,000	6,690,000

				58,476,228

Connecticut: 2.46%
Connecticut Economic Recovery Notes Series A-1 (GO) ±	0.28	7-1-2016	8,745,000	8,745,000
Connecticut Economic Recovery Notes Series A-2 (GO) ±	0.32	1-1-2017	15,000,000	15,000,000
Connecticut Economic Recovery Notes Series A-3 (GO) ±	0.32	7-1-2017	20,000,000	20,000,000

4	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Connecticut (continued)
Connecticut Health & Education Facilities Authority Lawrence & Memorial Hospital Series F (Health Revenue)	4.00%	7-1-2017	$1,880,000	$2,012,145
Connecticut Series A (Miscellaneous Revenue) ±	0.46	3-1-2018	2,875,000	2,871,148
Connecticut Series A (Miscellaneous Revenue) ±	0.74	3-1-2016	25,000,000	25,023,750
Connecticut Series A (GO) ±	0.96	5-15-2018	7,000,000	7,112,630
Connecticut Series D (Miscellaneous Revenue) ±	0.49	8-15-2015	12,000,000	12,019,080
Connecticut Series D (Miscellaneous Revenue) ±	0.63	8-15-2016	5,500,000	5,532,340
Connecticut Series D (Miscellaneous Revenue) ±	0.73	8-15-2017	14,855,000	14,996,271
Connecticut Series D (Miscellaneous Revenue) ±	0.92	8-15-2018	6,000,000	6,091,140
Hamden CT BAN (GO)	1.25	8-20-2015	5,200,000	5,217,784
New Britain CT (GO, Ambac Insured)	5.00	4-15-2017	1,165,000	1,267,147
New Britain CT BAN Series B (GO)	2.00	3-26-2015	9,000,000	9,026,460
New Haven CT (GO, Ambac Insured)	5.00	11-1-2016	6,250,000	6,697,313
New Haven CT Series A (GO)	5.00	8-1-2015	3,000,000	3,078,180
New Haven CT Series A (GO)	5.00	8-1-2016	5,680,000	6,060,106
Waterbury CT (GO)	4.00	2-1-2016	850,000	881,841
Waterbury CT (GO)	5.00	2-1-2017	1,350,000	1,463,670
Waterbury CT (GO)	5.00	2-1-2018	1,215,000	1,354,105

				154,450,110

District of Columbia: 0.59%
District of Columbia HFA MFHR Gregory Apartments Project (Housing Revenue)	0.40	2-1-2016	7,200,000	7,200,936
District of Columbia Income Tax Refunding Secured Series B (Tax Revenue) ±	0.64	12-1-2015	30,000,000	30,073,200

				37,274,136

Florida: 2.76%
Collier County FL IDA Maria Utility Company Project (Water & Sewer Revenue, SunTrust Bank LOC) ø	0.23	10-1-2035	6,200,000	6,200,000
Florida Housing Finance Corporation Crossings-Indian Run Apartments Series G (Housing Revenue)	0.55	6-1-2016	7,000,000	7,000,420
Florida PFOTER 4638 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.21	7-1-2036	43,580,000	43,580,000
Florida Space Coast Infrastructure Agency I-95 Brevard County DBF Project (Industrial Development Revenue)	3.00	12-15-2015	1,660,000	1,693,466
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	7,500,000	7,529,250
Gulf Breeze FL Local Government Loan Series K (Miscellaneous Revenue) ±	1.40	12-1-2020	1,000,000	1,007,650
Hernando County FL Criminal Justice Complex Financing (Miscellaneous Revenue, National Insured) ±	7.65	7-1-2016	11,175,000	12,298,982
Lakeland FL Energy System (Utilities Revenue) ±	0.79	10-1-2017	5,220,000	5,241,872
Lee County FL IDA Shell Point Alliance Community Project (Health Revenue)	5.00	11-15-2015	2,245,000	2,320,365
Lee County FL Solid Waste System Series A (Resource Recovery Revenue, Ambac Insured)	5.00	10-1-2016	4,535,000	4,814,084
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.24	7-1-2018	330,000	330,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.46	8-1-2028	3,330,000	3,330,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.47	10-13-2023	6,320,000	6,320,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.62	3-8-2030	6,135,000	6,135,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.47	3-8-2026	16,860,000	16,860,000

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Miami-Dade County FL HFA MFHR Golfside Villas Apartment Project (Housing Revenue)	0.55%	5-1-2016	$5,500,000	$5,498,845
Miami-Dade County FL International Airport Aviation Series 2008-1139X (Airport Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.39	10-1-2033	7,500,000	7,500,000
Miami-Dade County FL School Board Master Equipment Lease Purchase (Miscellaneous Revenue) 144A	3.59	3-3-2016	4,232,825	4,247,302
Okeechobee County FL Disposal Waste Management Landfill Series A (Resource Recovery Revenue) ±	2.25	7-1-2039	2,250,000	2,315,453
Orange County FL Health Facilities Unrefunded Balance-2006 Series A (Health Revenue, National Insured)	6.25	10-1-2016	945,000	997,476
Palm Beach County FL School Board Series A (Miscellaneous Revenue) ±	5.00	8-1-2032	5,250,000	5,613,983
Pasco County FL School Board Certificates Series B (Miscellaneous Revenue, Ambac Insured) ±(m)	0.90	8-1-2030	19,100,000	19,100,000
Pasco County FL School District (Tax Revenue)	3.00	10-1-2016	1,250,000	1,302,463
Pinellas County FL HFA Clearwater Apartment Project (Housing Revenue) ±	0.35	1-1-2016	2,500,000	2,499,750

				173,736,361

Georgia: 2.12%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	4,600,000	4,666,838
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project (Industrial Development Revenue) ±	1.75	12-1-2049	5,100,000	5,174,103
Georgia Series G (GO) ±	0.44	12-1-2026	106,305,000	106,218,893
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2016	1,775,000	1,859,632
Monroe County GA Development Authority Georgia Power Company Scherer 1st Series (Industrial Development Revenue) ø	0.12	7-1-2049	7,200,000	7,200,000
Private Colleges & Universities Authority Georgia Mercer University Series A (Education Revenue)	4.00	10-1-2016	1,500,000	1,580,805
Savannah GA EDA Exempt Facilities Home Depot Project Series B (Industrial Development Revenue, SunTrust Bank LOC) ø	0.23	8-1-2025	6,400,000	6,400,000

				133,100,271

Guam: 0.08%
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2017	850,000	938,324
Guam International Airport Authority Series A (Airport Revenue)	4.00	10-1-2015	300,000	308,217
Guam International Airport Authority Series B (Airport Revenue)	4.00	10-1-2015	540,000	554,791
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2017	2,750,000	3,004,403

				4,805,735

Hawaii: 0.02%
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	4.00	8-1-2018	1,000,000	1,067,430
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	5.00	8-1-2017	425,000	466,064

				1,533,494

Idaho: 0.22%
Idaho Housing & Finance Association Series A (Housing Revenue, FNMA LOC) ø	0.29	1-1-2038	14,045,000	14,045,000

Illinois: 9.72%
BB&T Municipal Trust Class C (GO, Rabobank LOC) ø	0.54	12-1-2015	15,599,702	15,599,702
Belleville IL Series B (GO) ø	2.25	1-1-2015	1,530,000	1,530,000

6	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL (GO, National Insured) ¤	0.00%	1-1-2015	$13,500,000	$13,500,000
Chicago IL (GO, National Insured)	5.25	1-1-2017	500,000	537,220
Chicago IL Board of Education Series 2012-001 (GO, Dexia Credit Local LIQ) 144Aø	0.56	12-1-2034	40,000,000	40,000,000
Chicago IL Board of Education Series A (GO, Ambac Insured) ¤	0.00	12-1-2016	6,845,000	6,612,544
Chicago IL Board of Education Series A (GO, National Insured) ¤	0.00	12-1-2018	5,000,000	4,563,900
Chicago IL Board of Education Series A (GO, National Insured)	5.00	12-1-2016	1,595,000	1,601,093
Chicago IL Board of Education Series A (GO, Ambac Insured)	5.25	12-1-2015	1,000,000	1,042,750
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2017	1,645,000	1,807,723
Chicago IL Board of Education Series A-1 (GO) ±	0.69	3-1-2026	49,275,000	48,734,946
Chicago IL Board of Education Series A2 (GO) ±	0.80	3-1-2035	72,320,000	70,810,682
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2017	1,085,000	1,173,373
Chicago IL Board of Education Series C (GO)	5.00	12-1-2017	1,520,000	1,643,804
Chicago IL Board of Education Series F (GO)	5.00	12-1-2016	1,000,000	1,069,130
Chicago IL Park District Harbor Facilities Series D (GO)	4.00	1-1-2016	1,000,000	1,036,200
Chicago IL Park District Limited Tax Series A (GO)	4.00	1-1-2016	615,000	637,263
Chicago IL Park District Limited Tax Series D (GO)	3.00	1-1-2016	1,540,000	1,580,394
Chicago IL Park District Limited Tax Series D (GO)	4.00	1-1-2017	1,000,000	1,062,130
Chicago IL Park District Limited Tax Series D (GO)	4.00	1-1-2018	2,760,000	2,987,038
Chicago IL Park District Series C (GO) ø	2.00	1-1-2015	2,530,000	2,530,000
Chicago IL Park District Series D (GO) ø	2.00	1-1-2015	2,995,000	2,995,000
Chicago IL Project & Refunding Series A (GO, AGM Insured)	5.00	1-1-2018	10,000,000	10,378,600
Chicago IL Project & Refunding Series C (GO, National Insured)	5.00	1-1-2018	5,350,000	5,824,866
Chicago IL Refunding Bond (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.16	1-1-2034	23,825,000	23,825,000
Chicago IL Refunding Emergency System (GO, AGM/FGIC Insured)	5.50	1-1-2019	3,000,000	3,364,860
Chicago IL Series A (GO)	5.00	12-1-2015	2,175,000	2,263,436
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2016	2,100,000	2,108,211
Chicago IL Series D (GO, AGM/FGIC Insured)	5.25	1-1-2017	1,210,000	1,300,072
Chicago IL Transit Authority Capital Grant Unrefunded Balance Federal Transit Administration (Miscellaneous Revenue, Ambac Insured)	5.00	6-1-2018	1,500,000	1,614,510
Deutsche Bank SPEARs/LIFERs Trust Series DB 1360 (GO, AGM Insured, Deutsche Bank LIQ) 144Aø	0.16	2-1-2039	10,000,000	10,000,000
Deutsche Bank SPEARs/LIFERs Trust Series DBE 1379 (Miscellaneous Revenue, Deutsche Bank LIQ) 144Aø	0.16	5-1-2032	12,400,000	12,400,000
Du Page County IL (Transportation Revenue, AGM Insured)	5.00	1-1-2018	3,510,000	3,590,133
Granite City IL Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.70	5-1-2027	17,320,000	17,323,810
Grundy Kendall & Will Counties IL Community School District #201 (GO, AGM Insured)	5.75	10-15-2019	540,000	621,113
Illinois (Miscellaneous Revenue)	2.00	5-1-2015	12,500,000	12,562,375
Illinois (Miscellaneous Revenue)	2.50	7-1-2017	3,000,000	3,077,070
Illinois (GO)	3.00	2-1-2016	8,000,000	8,193,440
Illinois (GO)	3.00	2-1-2017	8,740,000	9,041,443
Illinois (GO)	4.00	4-1-2016	500,000	519,600
Illinois (Miscellaneous Revenue)	4.00	7-1-2016	10,000,000	10,450,100
Illinois (GO)	4.00	2-1-2017	2,000,000	2,109,960
Illinois (GO)	4.00	2-1-2018	4,150,000	4,426,390
Illinois (Miscellaneous Revenue)	4.00	7-1-2018	13,610,000	14,587,742
Illinois (Tax Revenue)	4.00	9-1-2018	4,500,000	4,828,500
Illinois (GO)	5.00	4-1-2016	5,000,000	5,258,050
Illinois (Miscellaneous Revenue)	5.00	5-1-2016	3,000,000	3,163,320
Illinois (GO)	5.00	3-1-2017	5,000,000	5,389,550
Illinois (Miscellaneous Revenue)	5.00	5-1-2017	5,000,000	5,412,950

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois (Miscellaneous Revenue)	5.00%	7-1-2017	$10,000,000	$10,871,100
Illinois (GO, AGM Insured)	5.00	9-1-2017	3,000,000	3,082,830
Illinois (GO)	5.00	1-1-2018	5,800,000	5,986,064
Illinois (GO)	5.00	1-1-2018	6,250,000	6,841,125
Illinois (Miscellaneous Revenue)	5.00	5-1-2018	5,000,000	5,510,250
Illinois Educational Authority University of Chicago Series B-1 (Education Revenue) ±	1.10	7-1-2036	6,375,000	6,358,935
Illinois Finance Authority Carle Foundation Series A (Health Revenue)	5.00	8-15-2016	2,200,000	2,351,866
Illinois Finance Authority Children’s Memorial Hospital Series A (Health Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.31	8-15-2047	8,375,000	8,375,000
Illinois Finance Authority Revenue DePaul University (Education Revenue)	5.00	10-1-2016	1,850,000	1,989,601
Illinois Refunding Bond (GO)	5.00	3-1-2018	2,000,000	2,196,800
Illinois Refunding Bond Series 2012 (Miscellaneous Revenue)	5.00	8-1-2018	1,520,000	1,682,518
Illinois Series 1 (GO, National Insured)	5.38	4-1-2015	1,410,000	1,427,174
Illinois Series A (Tax Revenue)	4.00	1-1-2017	12,935,000	13,624,953
Illinois Series A (GO)	5.00	4-1-2017	6,840,000	7,388,978
Illinois Series A (Tax Revenue)	5.00	6-1-2017	250,000	271,215
Illinois Series A (GO)	5.00	4-1-2018	5,235,000	5,759,704
Illinois Sports Authority (Tax Revenue)	5.00	6-15-2016	755,000	798,850
Illinois Sports Authority (Tax Revenue)	5.00	6-15-2017	760,000	824,912
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.23	1-1-2016	6,000,000	6,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.23	1-1-2017	32,350,000	32,350,000
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00	12-15-2015	2,750,000	2,850,348
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	6-15-2015	10,100,000	10,323,715
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	5,560,000	5,580,961
Kane County IL School District #129 Aurora West Series B (GO)	2.00	2-1-2017	2,190,000	2,235,924
Kane County IL School District #129 West Side Series B (GO)	2.00	2-1-2018	2,430,000	2,478,722
Kendall Kane & Will Counties IL Community Unit School District #308 (GO)	4.00	10-1-2018	2,000,000	2,198,120
Lake County IL Community High School District #117 CAB Series B (GO, National Insured) ¤	0.00	12-1-2015	6,545,000	6,495,847
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2017	500,000	481,605
Metropolitan Pier & Exposition Unrefunded Balance Capital (Tax Revenue, National Insured) ¤	0.00	6-15-2017	1,915,000	1,849,181
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	1.00	12-1-2015	170,000	170,734
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	2.00	12-1-2016	244,000	247,289
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2017	419,000	433,238
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2018	404,000	424,192
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2019	569,000	594,264
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue) ø	0.40	6-1-2025	40,650,000	40,650,000
Rock Island County IL Metropolitan Airport Authority Refunding Series A (GO, AGM Insured)	3.80	12-1-2015	865,000	888,986
Springfield IL (Utilities Revenue, National Insured)	3.80	3-1-2015	250,000	251,440
Springfield IL (Utilities Revenue)	5.00	3-1-2016	2,600,000	2,731,872

				611,268,306

8	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 0.96%
Hamilton IN Southeastern Consolidated School Building Corporation BAN (GO)	0.50%	5-27-2015	$2,450,000	$2,449,731
Indiana Bond Bank Special Program Gas Revenue (Utilities Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.39	4-15-2017	700,000	700,000
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	4,610,000	4,954,229
Indiana Finance Authority Republic Services Incorporated Project Series B (Resource Recovery Revenue) ±	0.30	5-1-2028	2,000,000	2,000,020
Indiana Transportation Finance Authority Series A (Miscellaneous Revenue)	6.80	12-1-2016	2,255,000	2,436,122
Perry Township IN Multi-School Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	7-10-2015	1,010,000	1,021,878
Posey County IN Economic Development Midwest Fertilizer Company Project Series A (Industrial Development Revenue) ±	0.23	7-1-2046	44,750,000	44,748,658
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	2,000,000	2,007,380

				60,318,018

Iowa: 0.07%
Randall IA Healthcare BAN Bethany Manor Incorporated (Health Revenue)	1.25	8-1-2016	4,500,000	4,488,525

Kansas: 0.44%
Kansas Department of Transportation Highway Libor Index Series B-2 (Tax Revenue) ±	0.29	9-1-2016	10,000,000	10,004,200
Kansas Department of Transportation Highway Libor Index Series B-3 (Tax Revenue) ±	0.34	9-1-2017	4,500,000	4,502,790
Kansas Department of Transportation Highway Libor Index Series B-4 (Tax Revenue) ±	0.42	9-1-2018	7,000,000	7,002,240
Kansas Department of Transportation Highway Libor Index Series B-5 (Tax Revenue) ±	0.50	9-1-2019	6,000,000	5,980,500

				27,489,730

Kentucky: 1.71%
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	1.79	2-1-2040	32,085,000	32,232,591
Ashland KY Medical Center Ashland Hospital Corporation Series B (Health Revenue)	5.00	2-1-2018	900,000	977,688
Kentucky Public Transportation Infrastructure Authority Tolls BAN Downtown Crossing Project Series A (Transportation Revenue)	5.00	7-1-2017	50,420,000	55,177,127
Louisville & Jefferson Counties KY PCR Louisville Gas & Electric Company Project Series B (Utilities Revenue) ±	1.35	11-1-2027	16,000,000	15,944,800
Somerset KY BAN (GO)	1.25	10-1-2016	3,000,000	2,995,830

				107,328,036

Louisiana: 1.89%
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.61	2-1-2046	25,000,000	25,036,750
Louisiana Gas & Fuel Tax Revenue 2nd Lien Series A (Tax Revenue) ±	0.58	5-1-2043	11,050,000	11,056,630
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1 (Airport Revenue) ±	2.20	10-1-2040	750,000	763,875
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A1 (Airport Revenue) ±	1.38	10-1-2037	2,365,000	2,385,670
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-2A (Airport Revenue) ±	2.13	10-1-2037	3,090,000	3,125,999
Louisiana Public Authority Entergy Gulf States Series B (Utilities Revenue)	2.88	11-1-2015	2,250,000	2,294,100
Orleans Parish LA Parishwide School District (GO, FGIC Insured) ¤	0.00	2-1-2015	1,230,000	1,225,129
Shreveport LA Water & Sewer Refunding Revenue Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2017	3,000,000	3,237,300
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (Industrial Development Revenue) ø	0.22	11-1-2040	60,000,000	60,000,000

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Louisiana (continued)
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (Industrial Development Revenue) ø	0.20%	11-1-2040	$10,000,000	$10,000,000

				119,125,453

Maine: 0.07%
Maine Finance Authority Solid Waste Disposable Management (Resource Recovery Revenue) ±	4.65	2-1-2016	4,000,000	4,104,320

Maryland: 0.29%
Maryland Community Development Administration Department of Housing & Community Development Marlborough Apartment Series I (Housing Revenue, FNMA Insured)	0.55	12-15-2016	2,050,000	2,048,565
Maryland Community Development Administration Department of Housing & Community Development Windsor Valley Apartments I &II Series G (Housing Revenue)	1.00	6-1-2017	16,500,000	16,479,210

				18,527,775

Massachusetts: 3.26%
BB&T Municipal Trust Class B (Miscellaneous Revenue, Rabobank LOC) 144Aø	0.35	10-15-2015	36,635,000	36,635,000
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	0.24	8-1-2043	80,000,000	79,875,200
Massachusetts Development Finance Agency Boston University Series U-6E (Education Revenue) ±	0.59	10-1-2042	14,000,000	14,032,060
Massachusetts HEFA Lahey Clinic Medical Center Series C (Health Revenue, National Insured)	5.00	8-15-2016	5,945,000	6,103,672
Massachusetts HEFA Lahey Clinic Medical Center Series C (Health Revenue, National Insured)	5.00	8-15-2018	2,780,000	2,859,842
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±(m)	0.33	7-1-2042	21,475,000	21,475,000
Massachusetts PFOTER Series 4406 (Tax Revenue, Dexia Credit Local LIQ) 144Aø	0.13	7-1-2030	12,925,000	12,925,000
Massachusetts Refunding Balance Series A (GO) ±	0.52	2-1-2016	13,000,000	13,001,560
Massachusetts Water Resources Authority Series D (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.16	8-1-2025	7,880,000	7,880,000
Massachusetts Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.16	8-1-2025	10,000,000	10,000,000

				204,787,334

Michigan: 5.35%
Bridgeport MI Spaulding Community School District (GO)	1.50	6-23-2015	4,830,000	4,840,481
Charlotte MI Public School District (GO, Qualified School Board Loan Fund Insured) %%	4.00	5-1-2017	685,000	730,600
Charlotte MI Public School District (GO, Qualified School Board Loan Fund Insured) %%	5.00	5-1-2019	1,515,000	1,727,994
Detroit MI (GO)	5.00	11-1-2017	7,485,000	8,133,276
Detroit MI City School District Series DC8032 (GO, Dexia Credit Local LOC, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.32	5-1-2029	11,245,000	11,245,000
Detroit MI City School District Series DCL 045 (GO, Dexia Credit Local LOC, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.45	5-1-2030	12,610,000	12,610,000
Forest Hills MI Public Schools (GO) %%	4.00	5-1-2016	2,600,000	2,710,994
Forest Hills MI Public Schools (GO) %%	4.00	5-1-2017	2,150,000	2,298,178
Genesee County MI Limited Tax Water Supply System (GO, Build America Mutual Assurance Company Insured)	3.00	11-1-2016	425,000	440,891
Genesee County MI Limited Tax Water Supply System (GO, Build America Mutual Assurance Company Insured)	4.00	11-1-2017	225,000	241,837
Genesee County MI Limited Tax Water Supply System (GO, Build America Mutual Assurance Company Insured)	4.00	11-1-2018	220,000	238,009
Genesee County MI Limited Tax Water Supply System (GO, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	240,000	271,267
Grand Ledge MI Public School District (GO, Qualified School Board Loan Fund Insured) %%	5.00	5-1-2016	1,985,000	2,091,098
Grand Ledge MI Public School District (GO, Qualified School Board Loan Fund Insured) %%	5.00	5-1-2017	1,235,000	1,341,371

10	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Lake Orion MI Community School District (GO, Qualified School Board Loan Fund Insured) %%	4.00%	5-1-2016	$3,775,000	$3,937,212
Lake Orion MI Community School District (GO, Qualified School Board Loan Fund Insured) %%	4.00	5-1-2017	2,325,000	2,483,635
Lake Orion MI Community School District (GO, Qualified School Board Loan Fund Insured) %%	5.00	5-1-2018	4,650,000	5,198,933
Mattawan MI Consolidated School District (GO, Qualified School Board Loan Fund Insured) %%	4.00	5-1-2016	905,000	940,557
Mattawan MI Consolidated School District (GO, Qualified School Board Loan Fund Insured) %%	4.00	5-1-2017	875,000	933,380
Mattawan MI Consolidated School District (GO, Qualified School Board Loan Fund Insured) %%	5.00	5-1-2018	855,000	954,120
Michigan Comprehensive Transportation PFOTER 2754 (Tax Revenue, AGM Insured, Dexia Credit Local LIQ) ø	0.13	5-15-2023	1,065,000	1,065,000
Michigan Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	6-1-2015	4,400,000	4,476,164
Michigan Finance Authority Detroit School District Series E (Miscellaneous Revenue)	2.85	8-20-2015	1,850,000	1,855,180
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series C (Miscellaneous Revenue)	5.00	11-1-2015	1,500,000	1,551,600
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2016	2,400,000	2,550,360
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2017	5,265,000	5,756,277
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	20,000,000	22,240,600
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-4 (Water & Sewer Revenue)	5.00	7-1-2016	11,000,000	11,631,400
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-4 (Water & Sewer Revenue)	5.00	7-1-2017	15,000,000	16,268,100
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-7 (Water & Sewer Revenue)	5.00	7-1-2017	1,630,000	1,757,368
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	10,000,000	10,907,200
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	17,500,000	19,460,525
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00	7-1-2016	8,050,000	8,512,070
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00	7-1-2018	4,000,000	4,386,640
Michigan Grant Anticipation Bonds (Miscellaneous Revenue, AGM Insured)	5.25	9-15-2018	1,500,000	1,676,010
Michigan Housing Development Authority Bicentennial Tower Apartment Project (Housing Revenue)	0.45	6-1-2016	8,000,000	7,989,520
Michigan Housing Development Authority The Summit Apartments Project (Housing Revenue)	0.45	5-1-2016	3,250,000	3,250,390
Michigan Housing Development Authority Village Manor Apartment Project (Housing Revenue)	0.45	6-1-2016	3,800,000	3,799,278
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.48	5-1-2029	19,830,000	19,830,000
Michigan PFOTER Series 4714 (Miscellaneous Revenue, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.25	9-1-2024	10,765,000	10,765,000
Michigan State Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	6,750,000	6,898,905

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan State Hospital Finance Authority Ascension Health Series F-3 (Health Revenue) ±	1.40%	11-15-2047	$9,250,000	$9,313,640
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	11,000,000	11,098,120
Pinckney MI Community Schools (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	645,000	688,796
Pinckney MI Community Schools (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,035,000	1,157,844
Rochester MI Community School District (GO, Qualified School Board Loan Fund Insured) %%	5.00	5-1-2016	2,600,000	2,739,412
Rockford MI Public School District (GO, Qualified School Board Loan Fund Insured) %%	5.00	5-1-2016	1,030,000	1,084,425
Rockford MI Public School District (GO, Qualified School Board Loan Fund Insured) %%	5.00	5-1-2017	1,000,000	1,085,770
Rockford MI Public School District (GO, Qualified School Board Loan Fund Insured) %%	5.00	5-1-2018	750,000	833,985
Rockford MI Public School District (GO, Qualified School Board Loan Fund Insured) %%	5.00	5-1-2019	1,000,000	1,134,600
Saline MI School District (GO, Qualified School Board Loan Fund Insured) ±	0.60	5-1-2030	16,200,000	16,190,604
University of Michigan Series F (Education Revenue) ±	0.45	4-1-2043	48,970,000	49,025,307
Walled Lake MI Consolidated School District (GO, Qualified School Board Loan Fund Insured) %%	4.00	5-1-2016	5,340,000	5,557,071
Walled Lake MI Consolidated School District (GO, Qualified School Board Loan Fund Insured) %%	5.00	5-1-2018	6,020,000	6,724,761

				336,630,755

Minnesota: 0.41%
Edina MN MFHR Yorktown Continental LP Project (Housing Revenue)	0.50	6-1-2016	15,000,000	14,997,150
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(n)(m)	0.06	11-15-2017	9,500,000	9,120,000
Pipestone County MN Medical Center BAN (Health Revenue)	0.85	5-1-2017	1,900,000	1,896,580

				26,013,730

Mississippi: 0.11%
Mississippi Business Finance Corporation Coast Electric Power Association Series C (Utilities Revenue) ±	0.30	5-1-2037	2,000,000	1,999,860
Mississippi Business Finance Corporation Solid Waste Disposal Gulf Power Company Project (Industrial Development Revenue) ±	0.55	11-1-2042	3,000,000	2,998,860
Mississippi Business Finance Corporation Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.38	3-1-2027	800,000	799,016
Mississippi Hospital Equipment & Facilities Authority Mississippi Baptist Health System Incorporated Series A (Health Revenue)	5.00	8-15-2018	1,090,000	1,182,737

				6,980,473

Missouri: 0.55%
Missouri Development Finance Board Independence Water System Series D (Miscellaneous Revenue)	2.00	11-1-2015	2,055,000	2,082,147
Missouri HEFA Freeman Health System (Health Revenue)	5.00	2-15-2016	1,020,000	1,068,052
Missouri HEFA SSM Health Care Series B (Health Revenue) ø	0.18	6-1-2041	10,000,000	10,000,000
Missouri HEFA SSM Health Care Series C (Health Revenue) ø	0.18	6-1-2041	10,000,000	10,000,000
St. Louis MO PFOTER 4085 (Airport Revenue) ø	0.28	7-1-2022	11,180,000	11,180,000

				34,330,199

Montana: 0.08%
Shelby MT BAN Multi-Modal Rail Project Series A (Miscellaneous Revenue)	2.00	7-1-2015	5,075,000	5,087,332

12	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Nevada: 0.32%
Las Vegas NV New Convention & Visitors Authority Revenue (Tax Revenue, Ambac Insured)	5.25%	7-1-2015	$3,800,000	$3,893,328
Las Vegas NV Redevelopment Agency Series A (Tax Revenue)	6.00	6-15-2015	2,100,000	2,129,862
Washoe County NV (GO, Dexia Credit Local LIQ) 144Aø	0.39	12-9-2030	13,960,000	13,960,000

				19,983,190

New Hampshire: 0.10%
New Hampshire Health & Education Catholic Medical Center (Health Revenue)	4.00	7-1-2015	1,200,000	1,217,784
New Hampshire HEFA Kendal at Hanover Series B (Health Revenue, Royal Bank of Scotland LOC) ø	0.24	10-1-2030	5,200,000	5,200,000

				6,417,784

New Jersey: 6.89%
Aberdeen Township NJ BAN (GO)	1.25	3-13-2015	5,740,200	5,749,384
Atlantic Highlands NJ BAN (GO)	1.25	3-18-2015	4,800,000	4,803,408
Beach Haven NJ BAN (GO)	1.25	5-14-2015	5,792,700	5,798,029
Bound Brook Borough NJ BAN (GO)	1.50	4-23-2015	9,850,000	9,873,345
Bridgeton NJ BAN (GO)	1.25	2-27-2015	5,028,526	5,031,593
Carlstadt-East Rutherford NJ Regional School District Grant Anticipation Notes (GO)	1.25	7-7-2015	3,000,000	3,005,580
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	3.00	6-1-2017	1,420,000	1,482,423
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	4.00	6-1-2018	650,000	704,444
Kearny NJ TAN (GO)	1.00	4-30-2015	5,000,000	5,005,050
Keyport NJ BAN (GO)	1.25	7-31-2015	5,538,100	5,554,437
Lakewood Township NJ Board of Education (GO)	1.25	2-27-2015	6,000,000	6,004,980
Lyndhurst Township NJ BAN (GO)	1.00	3-18-2015	6,126,000	6,129,492
Maple Shade Township NJ BAN (GO)	1.25	6-30-2015	10,397,240	10,427,912
Moonachie NJ Refunding Notes (GO)	1.25	10-21-2015	3,000,000	3,013,590
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2016	1,500,000	1,592,775
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2016	500,000	530,925
New Jersey EDA School Facilities Construction Notes Series K (Miscellaneous Revenue) ±	0.77	2-1-2017	9,000,000	9,012,600
New Jersey EDA School Facilities Construction Notes Series K (Miscellaneous Revenue)	5.00	12-15-2017	1,150,000	1,264,632
New Jersey EDA School Facilities Construction Project Series E (Miscellaneous Revenue) ±	1.74	2-1-2016	59,540,000	59,899,622
New Jersey EDA School Facilities Construction Project Series N-1 (Miscellaneous Revenue, National Insured)	5.25	9-1-2016	835,000	863,281
New Jersey EDA Solid Waste Facilities Disposal Waste Management Series A (Resource Recovery Revenue)	0.55	6-1-2015	1,800,000	1,800,180
New Jersey Educational Authority Higher Education Technology Infrastructure Fund (Education Revenue)	5.00	6-1-2016	1,840,000	1,949,296
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	4.00	12-1-2015	2,000,000	2,066,180
New Jersey Housing & Mortgage Finance Agency Salem Lafayette Apartments Series J (Housing Revenue) ±	0.50	12-1-2015	10,000,000	10,002,300
New Jersey PFOTER PT-4709 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.25	9-1-2029	41,600,000	41,600,000
New Jersey PFOTER PT-4712 (Transportation Revenue, National Insured, Dexia Credit Local LIQ) 144Aø	0.23	12-15-2022	32,785,000	32,785,000
New Jersey PFOTER PT-4713 (GO, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.13	12-15-2021	22,855,000	22,855,000
New Jersey PFOTER Series 4716 (Miscellaneous Revenue, National/FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.25	9-1-2027	45,000,000	45,000,000
New Jersey Transit Corporation Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2018	3,115,000	3,222,125
New Jersey Transportation Trust Fund Authority Transportation Program Series AA (Miscellaneous Revenue)	2.00	6-15-2015	1,000,000	1,007,620
New Jersey Transportation Trust Fund Authority Transportation System Series A (Miscellaneous Revenue, Ambac Insured)	5.50	12-15-2015	4,360,000	4,573,030

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Series B (Miscellaneous Revenue, National Insured)	5.50%	12-15-2017	$2,505,000	$2,801,367
New Jersey TTFA PFOTER Series 109 (Transportation Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local SPA) 144Aø	0.24	12-15-2030	43,575,000	43,575,000
New Jersey Turnpike Authority Series B-1 (Transportation Revenue) ±	0.37	1-1-2024	10,500,000	10,504,515
New Jersey Turnpike Authority Series C (Transportation Revenue) ±	0.52	1-1-2017	11,000,000	11,017,600
Newark NJ BAN Series B (GO)	1.75	6-24-2015	10,000,000	10,035,700
Newark NJ TAN Series A (GO)	1.75	2-20-2015	18,160,000	18,168,717
Oakland NJ BAN (GO)	0.75	2-10-2015	9,823,121	9,828,033
Orange NJ BAN (GO)	1.00	12-16-2015	3,645,000	3,654,076
Paterson NJ BAN (GO)	1.25	6-3-2015	3,300,000	3,306,435
Willingboro Township NJ School District Grant Anticipation Notes (GO)	1.25	12-23-2015	7,600,000	7,645,068

				433,144,744

New Mexico: 1.30%
Bernalillo County NM Series B (Tax Revenue)	5.25	4-1-2016	420,000	435,637
Farmington NM PCR Southern California Edison Series A (Utilities Revenue) ±	2.88	4-1-2029	1,500,000	1,508,850
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.85	11-1-2039	60,000,000	60,386,400
Pueblo of Sandia NM Series A (GO) ø	1.54	3-1-2015	1,895,000	1,895,000
University of New Mexico Various Refunding Sub Lien Systems Series B (Education Revenue, U.S. Bank NA SPA) ø	0.03	6-1-2026	17,275,000	17,275,000

				81,500,887

New York: 19.70%
Auburn NY BAN Series B (GO)	1.00	5-29-2015	12,417,000	12,428,424
Babylon NY BAN (GO)	1.25	3-26-2015	5,440,000	5,445,549
Babylon NY IDA Covanta Babylon Series A (Industrial Development Revenue)	5.00	1-1-2018	2,500,000	2,776,750
BB&T Municipal Trust Class A (, Rabobank LOC) 144Aø	0.23	5-15-2015	8,932,648	8,932,648
Board Cooperative Educational Services Sole Supervisory District RAN (Miscellaneous Revenue)	1.25	6-26-2015	4,000,000	4,010,520
Board Cooperative Educational Services Sole Supervisory District RAN (Miscellaneous Revenue)	1.25	10-30-2015	5,000,000	5,023,700
Board Cooperative Educational Services Sole Supervisory District RAN (Miscellaneous Revenue)	1.50	6-30-2015	25,900,000	25,992,722
Board Cooperative Educational Services Sole Supervisory District RAN (Miscellaneous Revenue)	1.50	7-24-2015	3,500,000	3,515,575
Broome County NY TAN (GO)	1.00	3-4-2015	12,500,000	12,513,875
Corning NY Community College BAN (Miscellaneous Revenue)	1.25	3-5-2015	5,035,000	5,037,215
Deutsche Bank SPEARs/LIFERs Trust Series DB 1087 (GO, HUD Insured, Deutsche Bank LIQ) 144Aø	0.70	12-1-2029	20,605,000	20,605,000
Deutsche Bank SPEARs/LIFERs Trust Series DB 1088 (GO, HUD Insured, Deutsche Bank LIQ) 144Aø	0.58	9-1-2029	8,945,000	8,945,000
Deutsche Bank SPEARs/LIFERs Trust Series DB 1089 (GO, HUD Insured, Deutsche Bank LIQ) 144Aø	0.58	6-1-2030	15,125,000	15,125,000
Deutsche Bank SPEARs/LIFERs Trust Series DB 1099 (GO, HUD Insured, Deutsche Bank LIQ) 144Aø	0.28	7-1-2022	6,665,000	6,665,000
Deutsche Bank SPEARs/LIFERs Trust Series DB 1100 (GO, HUD Insured, Deutsche Bank LIQ) 144Aø	0.28	7-1-2022	8,555,000	8,555,000
Deutsche Bank SPEARs/LIFERs Trust Series DB 1220 (Housing Revenue, Deutsche Bank LIQ) 144Aø	0.50	10-1-2053	19,865,000	19,865,000

14	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Franklin County NY Solid Waste Management Authority BAN (Resource Recovery Revenue)	1.00%	3-31-2015	$1,440,000	$1,439,611
Hempstead Town NY Budget Notes (GO)	1.00	12-30-2015	30,400,000	30,609,152
Lockport City NY Anticipation Deficit Financing Notes (GO) 144A	3.38	10-27-2015	1,571,021	1,573,959
Long Beach NY RAN Series A (GO)	1.50	9-18-2015	2,075,000	2,078,777
Long Beach NY RAN Series B (GO)	1.50	9-18-2015	1,735,000	1,741,593
Long Island NY Power Authority Series 2010-A (Utilities Revenue)	5.00	5-1-2015	1,295,000	1,315,875
Metropolitan Transportation Authority New York Refunding Series 2008A-2A (Transportation Revenue) ±	0.42	11-1-2026	7,000,000	7,000,070
Metropolitan Transportation Authority New York Refunding Sub Series B-3A (Transportation Revenue) ±	0.41	11-1-2028	3,000,000	3,000,330
Metropolitan Transportation Authority New York Series 2012A-1 (Transportation Revenue) ±	0.31	11-15-2041	13,000,000	13,001,170
Metropolitan Transportation Authority New York Series A-3 (Transportation Revenue) ø	0.43	11-15-2042	50,000,000	50,000,000
Metropolitan Transportation Authority New York Sub Series 3-3B (Transportation Revenue) ±	0.40	11-1-2030	42,470,000	42,413,515
Metropolitan Transportation Authority New York Sub Series G-2 (Transportation Revenue) ±	0.64	11-1-2032	34,000,000	34,072,760
Metropolitan Transportation Authority New York Transportation Sub Series D-2A (Transportation Revenue, AGM Insured) ±	0.58	11-1-2032	36,650,000	36,795,867
Monroe County NY Industrial Development Corporation St. John Fisher College Series A (Education Revenue)	4.00	6-1-2015	845,000	856,610
Montauk NY Union Free School District TAN (GO)	1.00	6-19-2015	3,200,000	3,206,944
Nassau County NY Health Care Corporation RAN (Health Revenue)	2.25	1-15-2015	4,640,000	4,642,288
Nassau County NY RAN Series A (GO)	2.00	3-16-2015	8,250,000	8,278,545
Nassau County NY RAN Series A (GO)	2.00	9-15-2015	10,350,000	10,470,474
Nassau County NY RAN Series B (GO)	2.00	10-15-2015	4,450,000	4,506,782
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2025	6,990,000	7,296,092
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2035	18,210,000	19,007,416
New York Dormitory Authority Saint Luke’s Roosevelt Hospital (Health Revenue, FHA Insured)	4.80	8-15-2025	1,000,000	1,028,600
New York Dormitory Authority Series B (Education Revenue)	5.00	7-1-2015	1,080,000	1,105,456
New York Energy R&D Authority PCR Keyspan Generation Series A (Industrial Development Revenue, Ambac Insured) ±(m)	1.10	10-1-2028	3,575,000	3,575,000
New York Energy R&D Authority PCR Rochester Gas & Electric Corporation Series C (Industrial Development Revenue, National Insured) ±	5.00	8-1-2032	4,250,000	4,496,713
New York Energy R&D Authority Series A (Resource Recovery Revenue, Ambac Insured) ±(n)(m)	0.42	7-1-2015	51,960,000	51,960,000
New York Environmental Facilities Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	2.75	7-1-2017	1,650,000	1,737,681
New York Environmental Facility Corporation Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.37	5-1-2030	500,000	499,985
New York Local Government Assistance Corporation Refinance Sub Lien Series A-10V (Tax Revenue, AGM Insured) ±(n)(m)	0.11	4-1-2017	43,625,000	42,970,625
New York Local Government Refunding Series C (Tax Revenue)	5.50	4-1-2017	2,960,000	3,173,386
New York NY Adjusted Fiscal 2008 Sub Series A-3 (GO, AGM Insured) ±(m)	0.68	8-1-2026	10,000,000	10,000,000
New York NY Adjusted Fiscal 2008 Sub Series A-4 (GO, AGM Insured) ±(m)	0.68	8-1-2026	41,125,000	41,125,000
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO, AGM Insured) ±(m)	0.68	10-1-2027	60,375,000	60,375,000
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Dexia Credit Local SPA) ø	0.16	8-1-2028	15,000,000	15,000,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO) ±	0.51	8-1-2021	8,325,000	8,328,164

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Housing Development Corporation Series B1 (Miscellaneous Revenue)	3.00%	7-1-2015	$13,205,000	$13,380,362
New York NY Housing Development Corporation Series E-1-B (Housing Revenue)	0.75	11-1-2016	4,000,000	4,002,360
New York NY Industrial Development Agency Refunding Transportation Infrastructure Properties, LLC Obligated Group Series A (Airport Revenue)	5.00	7-1-2015	1,920,000	1,957,536
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.16	6-15-2032	13,500,000	13,500,000
New York NY Series A-6 (GO) ±	0.54	8-1-2031	39,950,000	39,960,387
New York NY Series J Sub Series J-2 (GO, AGM Insured) ±(m)	0.59	6-1-2036	23,175,000	23,175,000
New York NY Series J Sub Series J-3 (GO, AGM Insured) ±(m)	0.59	6-1-2036	31,300,000	31,300,000
New York NY Series J-9 (GO) ±	0.45	8-1-2027	38,000,000	38,000,380
New York NY Sub Series C-4 (GO, AGM Insured) ±(m)	0.68	1-1-2032	1,025,000	1,025,000
New York NY Sub Series J-4 (GO) ±	0.59	8-1-2025	10,845,000	10,835,456
New York NY Sub Series J-8 (GO) ±	0.42	8-1-2021	18,350,000	18,353,303
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.16	4-1-2035	34,000,000	34,000,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	21,905,000	21,905,000
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	8,045,000	8,045,000
New York NY Transitional Finance Authority Sub Series 2E (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	6,005,000	6,005,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.16	8-1-2023	3,000,000	3,000,000
New York Urban Development Corporation (Tax Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) 144Aø	0.13	3-15-2024	8,190,000	8,190,000
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	31,735,000	31,767,052
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2018	28,890,000	32,596,298
North Evans NY Fire District BAN (GO)	1.25	3-4-2015	1,750,000	1,751,453
Orange & Ulster Counties NY Board Cooperative Educational Services Sole Supervisory District RAN Series A (Miscellaneous Revenue)	1.00	1-30-2015	1,000,000	1,000,190
Oyster Bay NY Public Improvement (GO)	3.00	8-15-2017	500,000	520,395
Oyster Bay NY Public Improvement Series A (GO, AGM Insured)	3.00	3-1-2015	5,980,000	6,005,774
Oyster Bay NY Public Improvement Series A (GO, AGM Insured)	3.00	3-1-2016	1,995,000	2,048,865
Ramapo NY BAN Series B (GO) 144A	4.00	5-27-2015	8,725,000	8,765,310
Rockland County NY (GO)	3.50	10-1-2015	1,365,000	1,390,526
Rockland County NY Public Improvement Series C (GO, AGM Insured)	3.00	5-1-2016	1,175,000	1,210,321
Rockland County NY TAN (GO)	2.00	3-17-2015	7,200,000	7,217,280
Suffolk County NY BAN Series A (GO)	1.50	5-1-2015	22,110,000	22,176,551
Suffolk County NY Public Improvement Series B (GO)	4.50	11-1-2015	1,100,000	1,137,444
Suffolk County NY RAN (GO)	1.50	3-26-2015	16,970,000	17,004,619
Suffolk County NY Series A (GO)	4.00	4-1-2015	1,100,000	1,109,966
Suffolk County NY TAN (GO)	2.00	7-30-2015	10,000,000	10,086,600
Suffolk County NY TAN Series B (GO, AGM Insured)	2.00	10-15-2015	2,860,000	2,897,151
Suffolk County NY TAN Series III (GO)	1.50	9-11-2015	47,800,000	48,145,116
Tompkins-Seneca-Tioga NY Board Cooperative Educational Services RAN (Miscellaneous Revenue)	1.25	6-30-2015	8,500,000	8,522,100
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-4 (Transportation Revenue) ±	0.62	1-1-2029	4,500,000	4,512,645
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-D (Transportation Revenue) ±	0.69	1-1-2031	40,800,000	40,902,816
Utica NY School District (GO)	2.00	7-1-2015	1,095,000	1,102,534

16	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Utica NY School District (GO)	3.00%	7-1-2016	$960,000	$984,893
Utica NY School District (GO)	3.00	7-1-2017	1,320,000	1,363,798
Westchester County NY Hudson Project (Health Revenue)	2.00	1-1-2016	450,000	453,074
Westchester County NY Hudson Project (Health Revenue)	3.00	1-1-2017	500,000	512,230
Westchester County NY Hudson Project (Health Revenue)	3.00	1-1-2018	450,000	462,245
Yonkers NY Series A (GO)	4.00	7-1-2015	1,000,000	1,018,570
Yonkers NY Series A (GO)	4.00	7-1-2016	2,835,000	2,973,490
Yonkers NY Series B (GO)	3.00	7-1-2015	1,495,000	1,515,302
Yonkers NY Series B (GO)	3.00	7-1-2016	1,290,000	1,333,808
Yonkers NY Series C (GO)	4.00	8-15-2015	1,000,000	1,023,000
Yonkers NY Series C (GO)	4.00	8-15-2016	2,085,000	2,194,066
Yonkers NY Series D (GO)	3.00	8-15-2015	1,925,000	1,957,321
Yonkers NY Series D (GO)	3.00	8-15-2016	660,000	683,899

				1,239,101,904

North Carolina: 0.75%
Mecklenburg County NC Series A (Miscellaneous Revenue) ±	0.42	2-1-2028	2,465,000	2,457,901
North Carolina Capital Finance Republic Services Incorporated Project (Resource Recovery Revenue) ø	0.40	6-1-2038	10,500,000	10,500,000
North Carolina Eastern Municipal Power Refunding Series D (Utilities Revenue) ø	5.00	1-1-2015	11,585,000	11,585,000
North Carolina Medical Care Commission Healthcare Facilities Series A (Health Revenue, JPMorgan Chase & Company SPA) ø	0.06	11-1-2034	11,000,000	11,000,000
North Carolina Medical Care Commission Moses Cone Health System (Health Revenue)	5.00	10-1-2015	500,000	517,185
University of North Carolina Chapel Hill Series A (Education Revenue) ±	0.55	12-1-2041	10,200,000	10,206,528
Wilson NC Certificate of Participation Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	5-1-2015	1,000,000	1,015,460

				47,282,074

North Dakota: 0.20%
Dickinson ND Series A (Tax Revenue)	3.00	10-1-2015	685,000	698,529
Dickinson ND Series A (Tax Revenue)	3.00	10-1-2017	1,100,000	1,153,526
Williston ND Series A (GO)	1.75	5-1-2015	3,500,000	3,502,310
Williston ND Series A (GO)	2.50	11-1-2015	2,195,000	2,196,954
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2016	750,000	772,478
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2017	3,875,000	4,045,074

				12,368,871

Ohio: 1.43%
American Municipal Power OH Incorporated BAN (Utilities Revenue)	1.00	10-22-2015	7,530,000	7,545,587
American Municipal Power OH Incorporated BAN Electric System Improvement Cleveland Power Project (Utilities Revenue)	1.13	8-6-2015	1,000,000	1,000,370
Buckeye OH Tobacco Settlement Finance Authority Series A-1 (Tobacco Revenue)	5.00	6-1-2015	2,000,000	2,030,460
Cleveland OH Airport System Series A (Airport Revenue, Ambac Insured)	5.25	1-1-2017	2,315,000	2,500,223
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2017	2,895,000	3,126,137
Hamilton County OH Sewer System Revenue Refunding Metropolitan Sewer District Series A (Water & Sewer Revenue) %%	3.00	12-1-2015	6,810,000	6,938,164
Lancaster OH Port Authority (Utilities Revenue) ±	0.50	2-1-2017	3,895,000	3,896,130
Lancaster OH Port Authority (Utilities Revenue) ±	0.55	8-1-2017	3,240,000	3,244,082
Lancaster OH Port Authority (Utilities Revenue) ±	0.60	2-1-2018	7,225,000	7,230,708
Lancaster OH Port Authority (Utilities Revenue) ±	0.65	8-1-2018	4,000,000	4,011,200

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Montgomery County OH Catholic Health Refunding Bond Series B-2 (Health Revenue, U.S. Bank NA SPA) ø	0.10%	3-1-2027	$15,000,000	$15,000,000
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2016	750,000	775,763
Ohio HFA MFHR Kingsbury Tower Apartments Project Series D (Housing Revenue)	0.65	4-1-2015	1,250,000	1,250,500
Ohio Higher Educational Facility John Carroll University Project (Education Revenue) ±	2.25	9-1-2033	2,060,000	2,092,919
Ohio State Hospital Various Hospitals Health System Incorporated (Health Revenue) ø	0.40	1-15-2045	5,500,000	5,500,000
Ohio University Hospitals Health Systems Series B (Health Revenue) ø	0.35	1-15-2033	12,720,000	12,720,000
Ohio Water Development Authority Waste Management Project (Resource Recovery Revenue) ±	2.25	7-1-2021	1,250,000	1,286,363
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2016	1,760,000	1,841,646
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2017	4,375,000	4,667,994
Warrensville Heights OH BAN (GO)	2.13	8-13-2015	1,560,000	1,573,010
Warrensville Heights OH Certificate of Participation (GO)	2.38	12-15-2015	1,600,000	1,612,384

				89,843,640

Oklahoma: 0.20%
Cleveland County OK Educational Facilities Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2017	4,675,000	5,134,319
Oklahoma County OK Finance Authority Luther Public Schools Project (Miscellaneous Revenue)	2.00	9-1-2015	735,000	742,916
Oklahoma School District and County Revenue Anticipation Program Certificate of Participation (Miscellaneous Revenue)	0.75	6-30-2015	6,540,000	6,538,757

				12,415,992

Oregon: 0.29%
Gilliam County OR Waste Management Series A (Resource Recovery Revenue) 144A±	0.75	8-1-2025	3,550,000	3,550,675
Oregon Facilities Authority Providence Health & Services Series C (Health Revenue) ±	0.92	10-1-2020	14,500,000	14,558,000

				18,108,675

Pennsylvania: 3.55%
Allentown PA Hospital Authority Sacred Heart Hospital (Health Revenue)	6.00	11-15-2016	1,940,000	2,025,535
Bethlehem PA Area School District Authority (Miscellaneous Revenue) ±	0.54	1-1-2030	7,995,000	8,038,493
Butler County PA General Authority South Park School District Project (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ø	0.08	8-1-2027	8,960,000	8,960,000
Clarion County PA IDA Clarion University Housing Project Series D (Housing Revenue)	3.00	7-1-2015	175,000	176,768
Clarion County PA IDA Clarion University Housing Project Series D (Housing Revenue)	3.00	7-1-2016	435,000	446,079
Clarion County PA IDA Clarion University Housing Project Series D (Housing Revenue)	3.00	7-1-2017	900,000	930,312
Clarion County PA IDA Student Housing (Housing Revenue)	1.05	5-1-2016	4,000,000	4,001,520
Downingtown PA School District (GO) ±	0.41	5-1-2030	6,000,000	5,987,640
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program (Education Revenue) ±	3.00	11-1-2035	4,000,000	4,110,440
Montgomery County PA IDA ACTS Retirement Community Series B (Health Revenue)	5.00	11-15-2017	2,300,000	2,432,135
North Pennsylvania PA Water Authority (Water & Sewer Revenue) ±	0.45	11-1-2018	700,000	700,245
North Pennsylvania PA Water Authority (Water & Sewer Revenue) ±	0.51	11-1-2019	1,000,000	1,001,340
North Pennsylvania PA Water Authority (Water & Sewer Revenue) ±	0.60	11-1-2024	5,000,000	5,007,100
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	2,500,000	2,634,425
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	3.00	11-1-2015	1,500,000	1,531,725

18	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	4.00%	5-1-2016	$1,225,000	$1,279,329
Pennsylvania Department of General Services Certificate of Participation (Lease Revenue, AGM Insured)	3.00	5-1-2015	1,385,000	1,396,966
Pennsylvania EDFA PPL Energy Supply LLC Project (Utilities Revenue) ±	3.00	12-1-2038	6,000,000	6,075,600
Pennsylvania EDFA PPL Energy Supply Series A (Utilities Revenue) ±	3.00	12-1-2038	16,750,000	16,961,050
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ø	0.40	6-1-2044	18,050,000	18,050,000
Pennsylvania EDFA Solid Waste Refunding Bond Republic Services Incorporated Project Series A (Resource Recovery Revenue) ø	0.37	4-1-2019	7,000,000	7,000,000
Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.37	8-1-2045	24,500,000	24,499,510
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±	1.75	12-1-2033	15,065,000	15,229,058
Pennsylvania HEFAR AICUP Financing Program Mount Aloysius College Project Series R1 (Education Revenue) ±	0.85	11-1-2041	1,140,000	1,140,103
Pennsylvania HEFAR Associated Independent Colleges Series 13 (Education Revenue) ±	0.55	11-1-2031	2,960,000	2,960,326
Pennsylvania Higher Education Facilities Authority Independent Colleges Series I4 (Education Revenue) ±	0.60	11-1-2031	4,200,000	4,201,302
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.60	12-1-2016	6,825,000	6,845,134
Pennsylvania Turnpike Commission Series B-1 (Transportation Revenue) ±	0.34	12-1-2016	15,050,000	15,050,753
Pennsylvania Turnpike Commission Series B-2 (Transportation Revenue) ±	0.34	12-1-2016	34,950,000	34,954,893
Philadelphia PA Authority for Industrial Development One Benjamin Franklin-C (Miscellaneous Revenue, AGM Insured)	5.00	2-15-2016	1,000,000	1,047,260
Philadelphia PA School District Series A (GO, Ambac Insured)	5.00	8-1-2017	1,000,000	1,027,010
Pittsburgh PA Water & Sewer Authority Series C-1D (Water & Sewer Revenue, AGM Insured) ±	1.40	9-1-2035	6,145,000	6,179,965
University Area PA Joint Authority Refunding Bond (Water & Sewer Revenue) ±	0.45	11-1-2028	3,300,000	3,302,013
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2016	1,080,000	1,123,999
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2017	1,085,000	1,145,554
West Mifflin PA School District (GO, AGM Insured)	4.10	10-1-2018	2,500,000	2,564,275
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2017	1,650,000	1,731,725
Westmoreland County PA IDA Excela Health Project (Health Revenue)	5.00	7-1-2018	1,650,000	1,802,477

				223,552,059

Puerto Rico: 1.41%
Puerto Rico (GO, AGM Insured)	5.25	7-1-2015	1,120,000	1,136,722
Puerto Rico (Miscellaneous Revenue, AGM Insured)	5.50	7-1-2016	1,180,000	1,219,436
Puerto Rico (Tax Revenue, National Insured)	6.00	7-1-2015	450,000	454,635
Puerto Rico (Tax Revenue, National Insured)	6.50	7-1-2015	4,550,000	4,608,013
Puerto Rico Aqueduct & Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	3,200,000	3,242,080
Puerto Rico Commonwealth Government Development Bank Refunding Bond (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	39,790,000	39,926,082
Puerto Rico Commonwealth Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2017	250,000	258,903
Puerto Rico Electric Power Authority Refunding Bond Series JJ (Utilities Revenue, National Insured)	5.25	7-1-2015	3,460,000	3,503,527
Puerto Rico Electric Power Authority Series L (Utilities Revenue, National Insured)	5.50	7-1-2016	1,900,000	1,960,686
Puerto Rico Electric Power Authority Series QQ (Utilities Revenue, Syncora Guarantee Incorporated Insured)	5.50	7-1-2015	1,145,000	1,146,111
Puerto Rico Electric Power Authority Series SS (Utilities Revenue, National Insured)	5.00	7-1-2015	6,100,000	6,169,235
Puerto Rico Electric Power Authority Series SS (Utilities Revenue, National Insured)	5.00	7-1-2016	725,000	731,061
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	4.00	7-1-2015	1,200,000	1,208,676
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2015	1,000,000	1,012,750

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority Refunding Bond Series Z (Miscellaneous Revenue, National Insured)	6.25%	7-1-2015	$5,615,000	$5,627,297
Puerto Rico Highway & Transportation Authority Refunding Series W-FAS-CR (Tax Revenue, AGM Insured)	5.50	7-1-2015	2,570,000	2,608,627
Puerto Rico Highway & Transportation Authority Unrefunded Balance Series W (Tax Revenue, National Insured)	5.50	7-1-2015	320,000	320,701
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2016	4,820,000	4,851,523
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	1,265,000	1,282,331
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	15,000	15,031
Puerto Rico Public Improvement Series A (Tax Revenue, National Insured)	5.50	7-1-2015	1,250,000	1,259,813
Puerto Rico Series A (GO, AGM Insured)	5.00	7-1-2016	6,025,000	6,200,448

				88,743,688

Rhode Island: 0.33%
Cranston RI Series B (GO)	3.00	7-1-2015	1,000,000	1,013,530
East Providence RI TAN (GO)	1.50	7-30-2015	5,000,000	5,028,950
Providence RI Series A (GO)	2.00	7-15-2015	1,770,000	1,783,718
Rhode Island Convention Center Authority (Miscellaneous Revenue, National Insured)	5.25	5-15-2015	4,615,000	4,655,797
Rhode Island Health & Education Building Finance Corporation (Health Revenue, AGM Insured)	5.00	5-15-2017	7,370,000	7,774,171
Rhode Island Student Loan Authority Program Senior Series A (Education Revenue)	4.00	12-1-2015	410,000	422,562

				20,678,728

South Carolina: 0.08%
Charleston County SC Care Alliance Health Services Series A (Health Revenue, AGM Insured)	5.13	8-15-2015	2,000,000	2,061,080
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2015	800,000	804,016
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2016	700,000	710,325
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	4.00	4-1-2019	500,000	525,925
Jasper County SC Jasper School Project (Miscellaneous Revenue)	3.00	4-1-2018	500,000	505,250
Jasper County SC School Project (Miscellaneous Revenue)	3.00	4-1-2017	600,000	611,802

				5,218,398

South Dakota: 0.01%
Rapid City SD (Tax Revenue)	3.00	12-1-2015	915,000	928,020

Tennessee: 0.76%
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	2,585,000	2,785,001
Knoxville TN Industrial Development Board Collateralized Housing Golden Age Retirement Village Project (Housing Revenue, GNMA Insured)	0.85	12-1-2017	5,900,000	5,868,966
Lewisburg TN Industrial Development Board Waste Management Project (Resource Recovery Revenue) ±	0.37	7-2-2035	1,000,000	999,980
Metropolitan Government Nashville & Davidson Counties TN Health & Education Facilities Meharry Medical College (Health Revenue, Ambac Insured)	6.00	12-1-2016	1,085,000	1,132,566
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	15,575,000	15,985,090
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	4,315,000	4,588,830
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,360,000	1,502,365
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	6,630,000	6,904,615
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	6,875,000	7,404,238
Unicoi County TN (GO, National Insured)	5.00	4-1-2015	565,000	570,769

				47,742,420

20	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas: 12.09%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00%	8-15-2034	$435,000	$445,853
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue) ø	4.00	1-1-2015	250,000	250,000
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue) ø	4.00	1-1-2015	400,000	400,000
Clear Creek TX Independent School District (GO) ±	3.00	2-15-2035	4,150,000	4,373,810
Coastal Bend TX Health Facilities Development Corporation (Health Revenue, AGM Insured) ±(m)	0.63	7-1-2031	28,775,000	28,775,000
Dallas TX Housing Finance Corporation Fountain Rosemeade Apartments (Housing Revenue)	0.60	10-1-2016	4,875,000	4,851,551
Denton TX Independent School District (GO) ±	2.00	8-1-2043	16,000,000	16,336,160
Galveston TX Hotel Occupancy Series B (Tax Revenue, AGM Insured)	4.00	9-1-2016	420,000	441,651
Gulf Coast TX IDA (Industrial Development Revenue, BNP Paribas LOC) ø	0.60	11-1-2019	4,850,000	4,850,000
Gulf Coast Waste Disposal Authority Waste Management of Texas Series B (Resource Recovery Revenue) ±	0.70	5-1-2028	5,000,000	5,000,250
Harris County TX Cultural Education Mortgage Baylor College (Health Revenue) ±	1.09	11-15-2045	13,375,000	13,398,273
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±(m)	0.69	7-1-2031	32,425,000	32,425,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±(m)	0.75	7-1-2031	19,925,000	19,925,000
Harris County TX Senior Lien Toll Road Series B (Transportation Revenue) ±	0.63	8-15-2021	25,430,000	25,500,695
Houston TX Independent School District Series A (GO) ±	1.00	6-1-2039	36,650,000	36,746,390
Houston TX PFOTER 265 (Water & Sewer Revenue, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.13	12-1-2028	6,850,000	6,850,000
Houston TX Utility System Combined First Lien Security Industry & Financial Market Association Index Series A (Water & Sewer Revenue) ±	0.59	5-15-2034	29,950,000	29,956,589
Katy TX Independent School District Series C (GO, Permanent School Fund Insured) ±	0.75	8-15-2036	14,500,000	14,508,845
Mission TX Economic Development Corporation Republic Services Incorporated Project (Resource Recovery Revenue) ±	0.40	1-1-2026	20,800,000	20,799,792
Mission TX Economic Development Corporation Solid Waste Disposal Revenue Bond Republic Services Incorporated Series A (Resource Recovery Revenue) ø	0.30	1-1-2020	8,075,000	8,075,000
North East TX Independent School District Series A (GO) ±	2.00	8-1-2042	26,825,000	27,495,625
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A1 (Education Revenue) ø	0.64	7-1-2019	685,000	685,000
Northside TX Independent School District Building Project (GO) ±	2.00	8-1-2044	1,240,000	1,264,118
Northside TX Independent School District Series A (GO) ±	2.00	6-1-2039	23,935,000	24,291,871
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.20	11-1-2040	59,000,000	59,000,000
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2015	1,710,000	1,769,423
San Antonio TX Electric & Gas Refunding System Junior Lien Series A (Utilities Revenue) ±%%	1.00	2-1-2033	53,000,000	53,019,080
San Antonio TX Electric & Gas Refunding System Junior Lien Series B (Utilities Revenue) ±	2.00	12-1-2027	3,225,000	3,271,214
San Antonio TX Junior Lien No Reserve Fund Series F (Water & Sewer Revenue) ±	0.72	5-1-2043	12,000,000	12,072,240
Tarrant County TX Cultural Education Facilities Finance Corporation Hendrick Medical Center (Health Revenue)	4.00	9-1-2017	550,000	588,682
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.24	11-15-2029	14,000,000	14,000,000
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series C (Health Revenue, JPMorgan Chase & Company SPA) ø	0.14	11-15-2033	17,300,000	17,300,000
Tarrant County TX Health Facilities Development Corporation Cook Children’s Medical Center (Health Revenue) ø	0.08	12-1-2039	9,540,000	9,540,000
Texas Municipal Gas Acquisition & Supply Corporation I Series A (Utilities Revenue)	5.00	12-15-2015	1,950,000	2,024,549
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.86	9-15-2017	23,860,000	23,846,877

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.50%	9-15-2017	$61,510,000	$61,593,654
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2015	2,900,000	3,011,128
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	2,500,000	2,675,750
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series B (Utilities Revenue) ±	0.71	12-15-2017	3,315,000	3,309,563
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue)	5.63	12-15-2017	1,740,000	1,885,951
Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2015	4,000,000	4,114,640
Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2016	2,080,000	2,224,539
Texas Public Finance Authority Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	7-1-2017	11,500,000	12,319,720
Texas Public Finance Authority Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	7-1-2018	6,000,000	6,203,100
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2015	2,430,000	2,489,584
Texas Transportation Commission State Highway Fund Floating 1st Tier Series B (Tax Revenue) ±	0.39	4-1-2032	24,000,000	24,057,360
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.28	4-1-2026	40,900,000	40,900,000
Texas Transportation Commission Turnpike System First Tier PUTTER Series B (Transportation Revenue) ±	1.25	8-15-2042	51,525,000	51,576,010
Texas Turnpike Authority Central Texas Turnpike System Capital Appreciation First Tier Series A (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2016	5,000,000	4,931,300
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ø	0.33	6-1-2038	6,950,000	6,950,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series B (Health Revenue, Compass Bank LOC) ø	0.33	6-1-2031	7,975,000	7,975,000

				760,295,837

Virgin Islands: 0.18%
Virgin Islands PFA Senior Lien Matching Fund Loan Series A (Miscellaneous Revenue)	4.00	10-1-2016	1,700,000	1,776,704
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2017	6,950,000	7,559,515
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2015	2,000,000	2,054,400

				11,390,619

Virginia: 0.49%
Amelia County VA IDA Waste Management Project (Resource Recovery Revenue) ±	0.63	4-1-2027	3,700,000	3,702,442
Fredericksburg VA EDA Mary Washington Healthcare Group Series A (Health Revenue) ±	1.94	8-1-2038	3,905,000	3,996,221
Greater Richmond VA Convention Center Authority (Tax Revenue) %%	5.00	6-15-2016	1,000,000	1,053,590
Greater Richmond VA Convention Center Authority (Tax Revenue) %%	5.00	6-15-2017	1,250,000	1,359,900
Greater Richmond VA Convention Center Authority (Tax Revenue) %%	5.00	6-15-2018	1,500,000	1,671,405
King George County VA IDA Waste Management Incorporated Series A (Resource Recovery Revenue) ±	0.70	6-1-2023	10,000,000	10,002,200
Louisa VA IDA Virginia Electric & Power Company Series C (Utilities Revenue) ±	0.70	11-1-2035	6,350,000	6,342,634
Virginia Small Business Financing Authority Hampton University (Education Revenue)	3.00	10-1-2015	1,880,000	1,914,197
Virginia Small Business Financing Authority Hampton University (Education Revenue)	3.00	10-1-2016	955,000	988,291

				31,030,880

22	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Washington: 0.15%
Grant County WA Public Utility District #2 Series K (Utilities Revenue) ±	0.37%	1-1-2044	$4,000,000	$4,000,200
Kent WA (GO)	2.00	12-1-2015	400,000	405,416
Kent WA (GO)	3.00	12-1-2016	500,000	519,885
Washington Housing Finance Commission Market Street Apartments Project Series A (Housing Revenue)	0.55	6-1-2016	4,750,000	4,751,615

				9,677,116

West Virginia: 0.14%
Mason County WV PCR Appalachian Power Company Series L (Industrial Development Revenue) ±	1.63	10-1-2022	9,000,000	9,001,440

Wisconsin: 0.92%
Cameron WI School District BAN (Miscellaneous Revenue)	2.00	8-17-2015	2,400,000	2,408,112
Ellsworth WI Community School District Notes Anticipation Notes (Miscellaneous Revenue)	2.00	4-1-2016	835,000	844,110
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2015	295,000	308,051
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2016	345,000	372,569
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2015	390,000	403,615
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2016	385,000	408,458
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2017	385,000	415,989
Milwaukee County WI Series F9 (GO) ±	0.49	2-15-2032	7,500,000	7,506,300
Onalaska WI School District BAN (Miscellaneous Revenue) %%	2.00	4-15-2015	1,850,000	1,858,399
Racine WI (GO)	2.00	6-1-2015	2,000,000	2,013,640
Richland Center WI Sewer System BAN Series A (Water & Sewer Revenue)	1.00	5-1-2016	14,740,000	14,748,549
Saint Croix WI Central School District BAN (Miscellaneous Revenue)	2.00	3-23-2015	3,330,000	3,341,988
Waukesha WI Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.96	12-1-2042	3,865,000	3,865,000
Wisconsin Certificate of Participation Master Lease Series B (Miscellaneous Revenue)	2.00	3-1-2015	1,000,000	1,003,130
Wisconsin HEFA Aurora Health Care Series B-1 (Health Revenue) ±	1.25	8-15-2025	3,420,000	3,434,569
Wisconsin HEFA Unity Point Series B-1 (Health Revenue) ø	0.12	12-1-2041	10,500,000	10,500,000
Wisconsin HEFAR Vernon Memorial Healthcare Incorporated Project (Health Revenue)	5.25	3-1-2035	4,235,000	4,268,245

				57,700,724

Wyoming: 0.24%
Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø	0.22	1-1-2017	15,000,000	15,000,000

Total Municipal Obligations (Cost $6,152,604,732)				6,164,938,116

Other: 0.87%
Nuveen Dividend Advantage Municipal Fund 3, Institutional MuniFund Term Preferred Shares ±144A	0.79	10-1-2017	38,000,000	38,001,900
Nuveen New York AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares ±144A	0.66	10-1-2017	17,000,000	17,003,230

Total Other (Cost $55,000,000)				55,005,130

	Yield		Shares
Short-Term Investments: 1.85%

Investment Companies: 1.84%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u)(l)##	0.01		115,629,459	115,629,459

Portfolio of investments—December 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	23

Security name	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 0.01%
U.S. Treasury Bill #(z)	0.02%	3-19-2015	$400,000	$399,985

Total Short-Term Investments (Cost $116,029,456)				116,029,444

Total investments in securities (Cost $6,333,534,342) *	100.89%	6,345,853,940
Other assets and liabilities, net	(0.89)	(55,828,755)

Total net assets	100.00%	$6,290,025,185

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

%%	The security is issued on a when-issued basis.

(u)	The rate represents the 7-day annualized yield at period end.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

##	All or a portion of this security is segregated for when-issued securities.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $6,333,525,167 and unrealized gains (losses) consists of:

Gross unrealized gains	$16,234,778
Gross unrealized losses	(3,906,005)

Net unrealized gains	$12,328,773

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	February 24, 2015

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	February 24, 2015

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	February 24, 2015